File Nos. 333-178461/811-4716

SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 7	☒
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1940	☒
Amendment No. 49	☒

(Check appropriate box or boxes.)
SYMETRA RESOURCE VARIABLE ACCOUNT B
(Exact Name of Registrant)
Symetra Life Insurance Company
(Name of Depositor)

777 108th Ave NE, Suite 1200, Bellevue, WA	98004
(Address of Depositor's Principal Executive Offices)	(Zip Code)
Depositor’s Telephone Number, including Area Code (425) 256-8000
Name and Address of Agent for Service
Jacqueline M. Veneziani
777 108th Ave NE, Suite 1200
Bellevue, Washington 98004
(425) 256-5026
Approximate date of Proposed Public Offering:
As Soon as Practicable after Effective Date of this registration statement

If appropriate, check the following:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
It is proposed that this filing will become effective:

☐	Immediately upon filing pursuant to paragraph (b) of Rule 485
☒	On May 1, 2015, pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a) of Rule 485
☐	On pursuant to paragraph (a) of Rule 485
Title of Securities Being Registered: Individual Flexible Premium Variable Annuity Contracts

Symetra True Variable Annuity®
Individual Flexible Premium Deferred Variable Annuity Contract

Issued By:
SYMETRA LIFE INSURANCE COMPANY
and
SYMETRA RESOURCE VARIABLE ACCOUNT B

Prospectus Dated: May 1, 2015

This prospectus describes the Symetra True Variable Annuity Contract, and contains important information. Please read it before investing and keep it on file for future reference. This prospectus does not constitute an offering in any jurisdiction in which the Contract may not lawfully be sold.
Under the Contract, you allocate Contract Value to Symetra Resource Variable Account B (the “Separate Account”), which consists of Sub-accounts, each of which invests exclusively in a particular Portfolio. This variable annuity allows you to allocate Purchase Payments to the following Portfolio companies:

AB Variable Products Series Fund, Inc.	Franklin Templeton Variable Insurance Products Trust
AIM Variable Insurance Funds (Invesco Variable	Goldman Sachs VIT
Insurance Funds)	Janus Aspen Series
ALPS Variable Investment Trust	JPMorgan Insurance Trust
American Century Variable Portfolios, Inc.	The Merger Fund VL
American Funds Insurance Series	MFS® Variable Insurance Trust
BlackRock Variable Series Funds, Inc.	MFS® Variable Insurance Trust II
Calvert Variable Products, Inc.	PIMCO Variable Insurance Trust
Columbia Funds Variable Insurance Trust	Pioneer Variable Contracts Trust
Columbia Funds Variable Series Trust II	Royce Capital Fund
Delaware VIP Trust	SEI Insurance Products Trust
Deutsche Variable Series II	Sentinel Variable Products Trust
Dimensional Fund Advisors	T. Rowe Price Variable Insurance Portfolios
Dreyfus Variable Investment Fund	Van Eck VIP Trust
Eaton Vance Variable Trust	Vanguard® Variable Insurance Fund Portfolios
Fidelity® Variable Insurance Products	Virtus Variable Insurance Trust
The Portfolio prospectuses should be read in conjunction with this prospectus and, if not included with this prospectus, are available by request at no charge. For a complete listing of the Portfolios available through the Sub-accounts under the Contract, please see Appendix B of this prospectus.
To learn more about the Symetra True Variable Annuity Contract, you can obtain a copy of the Statement of Additional Information (“SAI”) dated May 1, 2015 which has been filed with the Securities and Exchange Commission (“SEC”). The SAI is incorporated by reference and is legally part of the prospectus. You may request a free copy of the SAI, a paper copy of this prospectus (if you have received it in an electronic format) or a prospectus for any of the underlying Portfolios, by calling us at 1-800-457-9015 or writing us at: PO Box 758545, Topeka, Kansas 66675. The table of contents for the SAI appears at the end of this prospectus. The SEC maintains a website at http://www.sec.gov that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically.
Investment in a variable annuity contract is subject to risks, including the possible loss of principal. The Contracts are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation, Federal Reserve Board, or any other government agency. Neither the SEC nor any state securities commission has approved or disapproved of these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

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DEFINED TERMS

We have used simple, clear language as much as possible in this prospectus. However, by the very nature of the Contracts certain technical words or terms are unavoidable. We have identified the following as some of these words or terms.

Accumulation Phase	The period between the Contract Date and the Annuity Date.

Accumulation Unit	A unit of measure we use to calculate the value in a Sub-account during the Accumulation Phase.

Administrative Office	The Symetra Life address to which all applications that are accompanied by an initial Purchase Payment, and all subsequent Purchase Payments should be mailed.

Annuitant	The natural person on whose life annuity payments for this Contract are based.

Annuity Date	The date annuity payments begin under an annuity option.

Beneficiary	The person or entity designated to receive any Contract benefits upon the Owner's death.

Business Day	Any day the New York Stock Exchange (“NYSE”) is open for trading. A Business Day generally ends at 4:00 PM Eastern Standard Time or the closing of trading on the NYSE, if earlier.

Contract	The Symetra True Variable Annuity Contract, which provides variable investment options offered by Symetra Life.

Contract Date	The first Business Day the Contract is in force and the date from which we measure Contract Years.

Contract Maintenance Office
The Symetra Life address to which all written communications, including applications that are not accompanied by an initial Purchase Payment, general correspondence, and other transactional inquiries should be mailed.

Contract Month	A month measured from the Contract Date or a monthly anniversary of the Contract Date.

Contract Value	The sum of the value of the Sub-accounts attributable to your Contract that have not been applied to provide annuity payments.

Contract Year	A 12-month period starting on the Contract Date or on an anniversary of that date.

General Account	All assets of Symetra Life other than those allocated to the Separate Account or any other Symetra Life separate account.

Good Order	An instruction that Symetra Life receives that is accompanied by all necessary information and supporting legal documentation necessary to effect the transaction.

Income Phase	The period beginning on the Annuity Date during which the Payee receives payments.

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Internal Revenue Code (the “Code”)	The Internal Revenue Code of 1986, as amended or revised.

Owner
The person or legal entity entitled to exercise all rights and privileges under the Contract. If there are joint Owners, the signatures of both Owners are needed to exercise rights under the Contract. Any reference to Owner in this prospectus includes any joint Owner.

Payee	The person or persons designated by you to receive annuity payments. You are the Payee unless you designate another person as the Payee.

Portfolio	A series of a registered open-end management investment company in which the corresponding Sub-account invests.

Purchase Payment	An amount paid to Symetra Life for allocation under the Contract, less any premium tax due at the time the payment is made.

Separate Account	Symetra Resource Variable Account B, a segregated asset account.

Sub-account	A division of the Separate Account for which Accumulation Units are separately maintained. Each Sub-account invests exclusively in a particular Portfolio.

Valuation Period	The period that starts at the close of regular trading on the NYSE on any Business Day and ends at the close of regular trading on the next succeeding Business Day.

WTB Additional Benefit	The WTB Benefit Base minus your Contract Value.

WTB Benefit Base	The Contract Value plus 50% of the WTB Gain.

WTB Earnings	The amount by which your Contract Value exceeds your Purchase Payments adjusted for withdrawals.

WTB Gain	The amount by which your covered Contract Value exceeds the WTB Threshold.

WTB Threshold	The sum of all Purchase Payments reduced for withdrawals that exceed the WTB Earnings.

WTB Threshold Cap	The maximum WTB Threshold used for calculating the WTB Gain. The WTB Threshold Cap is equal to one million dollars.

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SUMMARY

This summary provides a brief overview of the Symetra True Variable Annuity. More information is provided in the prospectus, SAI and your Contract.
What is the purpose of the Contract? The Symetra True Variable Annuity Contract is an agreement between you, the Owner, and Symetra Life Insurance Company (“Symetra Life”, “we”, and “us”). The Contract is designed to help you invest on a tax-deferred basis and meet long-term financial goals, such as retirement funding. The Contract provides for guaranteed income and death benefits, subject to applicable terms and conditions. You should not buy the Contract if you are looking for a short-term investment or if you cannot accept the risk of getting back less money than you put in.
What kinds of Contracts are described in the prospectus? The Contracts are available as non-qualified contracts that provide you certain tax deferral features under the Code.
The Contracts are also available as one of the following types of qualified contracts:

•	Individual Retirement Annuity (“IRA”);

•	Roth IRA;

•	Simple IRA; or

•	SEP IRA.
Qualified contracts do not provide additional tax deferral benefit.
How do I invest money in the Contract? We accept initial Purchase Payments in the amount of $25,000 or more. Subsequent Purchase Payments may be made at any time in the amount of $1,000 or more, or if made by electronic funds transfer, in the amount of $250 or more. We will not accept without our prior approval aggregate Purchase Payments in excess of $2 million dollars. All Purchase Payments should be sent to our Administrative Office.
What annuity options are available? You can select one of five basic annuity options under the Contract. The options available are:

•	Life Annuity;

•	Life Annuity with Guaranteed Period;

•	Joint and Survivor Life Annuity;

•	Joint and Survivor Life Annuity with Guaranteed Period; or

•	Period Certain Annuity.
All annuity payments will be made on a fixed basis.
What are my investment choices? Currently, the Contract offers Sub-accounts that invest in the Portfolios listed in Appendix B, however not all Sub-accounts may be available for all Contracts.
Can I make transfers between the Sub-accounts? You can transfer money among the available Sub-accounts 25 times per Contract Year free of a transfer charge. All transfers must meet a $500 minimum transfer amount.
You can use the following strategies at no additional charge:

•	Dollar Cost Averaging;

•	Sub-account Rebalancing; and

•	Customized Transfer Instructions.
Transfers made under these strategies do not count against your free transfers and may not be subject to the $500 minimum transfer amount.

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Can I make withdrawals? You can access your money through partial withdrawals, repetitive withdrawals, and a full surrender. You may have to pay income taxes and tax penalties on any money you withdraw from the Contract.
What are the charges and expenses? The Contract has insurance features and investment features, and there are costs related to each. The charges and expenses for this Contract are summarized in the following Fee Table and discussed in detail in “Section 7 – Charges and Expenses.”
What are the death benefit options? The Contract provides a death benefit equal to the Contract Value. You may also elect an optional death benefit rider that is available for an additional charge. The Wealth Transfer Benefit rider (“WTB rider”) provides an additional death benefit in the event of positive investment performance to help offset taxes and other expenses your surviving Owner or Beneficiary may incur after your death. Generally, the WTB rider works by adding the WTB Additional Benefit to your Contract Value, subject to the terms and conditions described in “Section 8 – Death Benefit and Optional Death Benefit Rider.”

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FEE TABLE

The purpose of the Fee Table is to show you the various fees and expenses you will incur directly and indirectly by buying and owning the Contract. The Fee Table reflects the expenses of the Separate Account as well as the Portfolios.
The Owner Transaction Expenses table describes the fees and expenses that you will pay when you transfer money between Sub-accounts. State premium taxes may also be deducted.

OWNER TRANSACTION EXPENSES	AMOUNT DEDUCTED
TRANSFER CHARGE (Assessed for each transfer in excess of 25 transfers in a Contract Year)	$25
The Periodic Charges table below describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Portfolio fees and expenses.

PERIODIC CHARGES (Not Including Portfolio Operating Fees and Expenses or Optional Benefit Charges)	MAXIMUM AMOUNT DEDUCTED	CURRENT AMOUNT DEDUCTED
SEPARATE ACCOUNT ANNUAL EXPENSES (As a percentage of average daily net assets of each Sub-account/deducted daily)
Mortality and Expense Risk Charge	0.60%	0.60%
Sub-account Fund Facilitation Fee (1)	0.15%	0.00%
TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES	0.75%	0.60%

(1)	The Sub-account fund facilitation fee is assessed against the average daily net assets invested in certain Sub-accounts. Currently, we do not assess this fee on any Sub-account.
The Annual Charges For Wealth Transfer Benefit rider table below describes the fees and expenses that you would pay if you added the optional benefit to your Contract. The WTB rider charges shown are per $1,000 of WTB Additional Benefit.

ANNUAL CHARGES FOR WEALTH TRANSFER BENEFIT RIDER (2)	MAXIMUM CHARGE (3)	CURRENT CHARGE (3)
WEALTH TRANSFER BENEFIT RIDER
Joint owners, the oldest age 95, using unisex rates (4)	$524.34	$434.60
Representative Contract Owner - 61 year old male (5)	$13.28	$10.63

(2)	The WTB rider charges are deducted monthly pro-rata from Contract Value invested in the Sub-accounts.

(3)	The charges shown are on an annual basis per $1,000 of WTB Additional Benefit.

(4)
The charges shown for the WTB rider are based on joint owners, the oldest of whom is age 95, and unisex rates. The charge applicable to you will vary based on your attained age, single or joint ownership, and, where allowed by law, sex. A Table of Current Annual Charge Rates can be found in Appendix E.

(5)
The charges shown are for an assumed representative Contract Owner who is a 61 year old male using the single life table. The charge applicable to you will vary based on your attained age, single or joint ownership, and, where allowed by law, sex. A Table of Current Annual Charge Rates can be found in Appendix E.

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The Total Annual Portfolio Operating Expense Table shows the lowest and highest total operating expenses charged by the Portfolio companies that you pay indirectly during the time you own the Contract. The total operating expenses are expressed as an annual percentage of average daily net assets and are deducted from Portfolio assets. The amounts are based on expenses paid as of the end of the fiscal year December 31, 2014 . Actual expenses in the future may be higher or lower. For Portfolios that invest in shares of one or more acquired funds, the total annual operating expenses include fees and expenses incurred indirectly by the Portfolio as a result of investment in shares of one or more acquired funds. The fees and expenses (including management fees, distribution (12b-1) fees and other expenses) for each individual Portfolio are contained in the prospectuses for each Portfolio.

TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES (6)	Lowest	Highest
Expenses that are deducted from Portfolio assets, including management fees, distribution and/or service 12b-1 fees, and other expenses (before any waivers or expense reimbursement)	0.16%	5.74%
Expenses that are deducted from Portfolio assets, including management fees, distribution and/or service 12b-1 fees, and other expenses (after any waiver or expense reimbursement) (7)	0.06%	2.05%

(6)	We reserve the right to implement, administer, and charge you for any fee or restriction, including redemption fees, that may be imposed by any underlying Portfolio.

(7)
The range of total annual Portfolio operating expenses after any waiver or expense reimbursement takes into account contractual arrangements for certain Portfolios that require the investment advisor to reimburse or waive Portfolio operating expenses until at least April 30, 2016 . Advisors to certain Portfolios offered in the Contract agree to waive or reimburse advisory fees or other fees. This reduces Portfolio operating expenses. Such arrangements are described in more detail in the prospectus for each Portfolio.

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EXAMPLES

These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, Separate Account annual expenses (including the mortality and expense risk charge, the Sub-account fund facilitation fee and, if applicable, any additional rider), and the Portfolio fees and expenses.
For purposes of calculating the examples showing the highest fees and expenses, we assume the imposition of the Sub-account fund facilitation fee even though we do not currently assess it. The examples do not reflect premium taxes that may apply depending on the state where you live, and assume no transfers or partial withdrawals. We based annual expenses of the underlying Portfolios on data provided by the Portfolio companies for the year ended December 31, 2014 . The examples do not take into consideration any fee waiver or reimbursement arrangements of the underlying Portfolios. If these arrangements were taken into consideration, the expenses shown would be lower. We did not independently verify the data provided, but we did prepare the examples.
The examples should not be considered a representation of past or future expenses. Your actual costs may be higher or lower. The 5% annual return assumed in the examples is purely hypothetical. Actual returns (investment performance) will vary and may be more or less than 5%.

EXAMPLES WITH WEALTH TRANSFER BENEFIT RIDER SELECTED (1)

You would pay the following expenses on a $10,000 investment in the Contract for the time periods indicated below assuming that you elect the Wealth Transfer Benefit rider available under the Contract and your investment has a 5% return each year. (2)
THE FOLLOWING EXAMPLE ASSUMES THE HIGHEST FEES AND EXPENSES OF ANY OF THE PORTFOLIOS AND PURCHASE OF THE WEALTH TRANSFER BENEFIT RIDER AT AGE 61.

If You Surrender Your Contract At The End of Each Time Period				If Your Contract Is Not Surrendered				If Your Contract Is Annuitized
1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
$644	$1,901	$3,118	$5,994	$644	$1,901	$3,118	$5,994	$644	$1,901	$3,118	$5,994
THE FOLLOWING EXAMPLE ASSUMES THE LOWEST FEES AND EXPENSES OF ANY OF THE PORTFOLIOS AND PURCHASE OF THE WEALTH TRANSFER BENEFIT RIDER AT AGE 61.

If You Surrender Your Contract At The End of Each Time Period				If Your Contract Is Not Surrendered				If Your Contract Is Annuitized
1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
$94	$304	$551	$1,397	$94	$304	$551	$1,397	$94	$304	$551	$1,397

(1)	The examples assume a $10,000 investment in the Contract which is less than the minimum required to purchase this Contract.

(2)
For purposes of calculating the examples, we use the maximum annual guaranteed WTB rider charge for a representative Contract Owner, which is based on a male, age 61 in year 1, age 63 in year 3, age 65 in year 5 and age 70 in year 10. The charges assumed in the periods are $13.28 for year 1, $16.63 for year 3, $21.67 for year 5, and $33.26 for year 10. All charges are per $1,000 of WTB Additional Benefit.

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EXAMPLES WITH STANDARD CONTRACT FEATURES (1)

You would pay the following expenses on a $10,000 investment in the Contract for the time periods indicated below assuming that your investment has a 5% return each year.
THE FOLLOWING EXAMPLE ASSUMES THE HIGHEST FEES AND EXPENSES OF ANY OF THE PORTFOLIOS.

If You Surrender Your Contract At The End of Each Time Period				If Your Contract Is Not Surrendered				If Your Contract Is Annuitized
1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
$644	$1,901	$3,118	$5,994	$644	$1,901	$3,118	$5,994	$644	$1,901	$3,118	$5,994
THE FOLLOWING EXAMPLE ASSUMES THE LOWEST FEES AND EXPENSES OF ANY OF THE PORTFOLIOS.

If You Surrender Your Contract At The End of Each Time Period				If Your Contract Is Not Surrendered				If Your Contract Is Annuitized
1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
$93	$290	$503	$1,117	$93	$290	$503	$1,117	$93	$290	$503	$1,117

(1)	The examples assume a $10,000 investment in the Contract which is less than the minimum required to purchase this Contract.

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1. THE ANNUITY CONTRACT

This prospectus describes generally applicable provisions of the Symetra True Variable Annuity Contract. It is designed to help you invest on a tax-deferred basis and meet long-term financial goals, such as retirement funding. The Contract provides for guaranteed income and death benefits, subject to applicable terms and conditions. You should not buy the Contract if you are looking for a short-term investment or if you cannot accept the risk of getting back less money than you put in.
The Contract is an agreement between Symetra Life and you, the Owner, where we promise to pay an income in the form of annuity payments, beginning on a date you select, or a death benefit. When you are investing money, your Contract is in the Accumulation Phase. Once you begin receiving annuity payments, your Contract is in the Income Phase.
The Contract is called a variable annuity because you can choose among the available Sub-accounts. Each Sub-account invests in a corresponding Portfolio, and you can make or lose money depending upon market conditions. The investment performance of the Sub-account(s) you select affects the value of your Contract and, therefore, affects the amount of the annuity payments available at the time of annuitization and your death benefit.
VARIATIONS
This prospectus describes the material rights and obligations under the Contract. Certain provisions of the Contract may be different from the general description in this prospectus due to variations required by state law. For example, state law may require different “free-look” periods, which is the amount of time allowed to examine the Contract and return it for a refund, and may impose different issue age limitations. The state in which your Contract is issued also governs whether or not certain riders, options, charges or fees are available or will vary under your Contract. Please see Appendix C for a listing of general state variations as well as your Contract for specific variations applicable to you. Any state variations will be included in your Contract or in riders or endorsements attached to your Contract.
OTHER CONTRACTS
We offer other variable annuity contracts that have different features and investment options. However, these other contracts also have different charges that would affect the Sub-account performance and may not be offered in your state. To obtain more information about these other contracts, contact us.
INQUIRIES
If you need more information, you can contact us at:
Contract Maintenance Office: For all written communications, including applications that are not accompanied by an initial Purchase Payment, general correspondence, and other transactional inquiries, please contact us at:
Symetra Life Insurance Company
PO Box 758545
Topeka, KS 66675
Administrative Office: For all applications that are accompanied by an initial Purchase Payment, and all subsequent Purchase Payments, please contact us at:
Symetra Life Insurance Company
PO Box 758568
Topeka, KS 66675

We will not deem correspondence, including transactional inquiries and Purchase Payments, sent to any other address as received by us until they are picked up at the addresses listed above and delivered to our processing office.

Customer Service By Phone:	1-800-457-9015	For Overnight Mail:	Symetra Life Insurance Company 5801 SW 6th Street Topeka, KS 66636
On the Internet:	http://www.symetra.com
Transactions made through the Internet. Certain transactions made electronically through the Internet will be accepted if you provide us with certain identification information, such as a password or personal identification information. We will not be liable for following instructions we receive electronically through the Internet that we reasonably believe to be genuine. We may suspend, modify, or terminate our electronic transaction procedures at any time.

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OWNER
The Owner (“you”) is as shown on the Contract application, unless changed. You, as the Owner, may exercise all ownership rights under the Contract. The Contract must be issued prior to the Owner reaching the maximum issue age as stated in the Contract. If your birthday falls between the application date and the Contract Date, we will issue the Contract based upon your age as of the application date if requested by you and subject to state regulations.
Joint Owners: A non-qualified Contract can be owned by joint Owners. Each joint Owner has equal ownership rights and must exercise those rights jointly, unless both Owners direct us otherwise in writing. Only two Owners are allowed per Contract. An Owner who is a non-natural person (e.g., a corporation or a trust) may not name a joint Owner.
If you elected the WTB rider, any joint Owner named on the Contract must be the spouse of the Owner. For information on spousal continuation, please see “Section 8 – Death Benefit and Optional Death Benefit Rider.” Any election otherwise will terminate the WTB rider elected.
Changes to Ownership: You may change the Owner or joint Owner by sending us a signed and dated request. If you designate someone else as Owner, that person must not have been older than the maximum issue age as of the Contract Date. The WTB rider will terminate if you add or replace an Owner to the Contract. Unless you specify otherwise, a change in ownership is effective as of the date you signed the notice of change, subject to any payments made or actions we may take prior to receipt of the notice.
Use care when naming joint Owners and making changes to the ownership of your Contract and consult your agent or other advisor if you have questions.
ANNUITANT
You initially name the Annuitant and any joint Annuitant on your Contract application. This designation can be changed at any time prior to the Annuity Date, unless the Contract is owned by a non-natural person (e.g., corporations or trusts). Unless you specify otherwise, a change in Annuitant is effective as of the date you signed the notice of change, subject to any payments made or actions we may take prior to receipt of the notice. Only two Annuitants are allowed per Contract. Each Annuitant must be age 85 or younger as of the Contract Date. Annuity payments must begin prior to the Annuitant reaching the maximum annuitization age as stated in the Contract. If there are joint Annuitants, the birth date of the older Annuitant will be used to determine the latest Annuity Date.
If you have not designated someone else prior to the Annuity Date, you are the Annuitant. For natural Owners, if you elected the WTB rider, you must also be the Annuitant(s). The WTB rider will terminate if you add or replace an Annuitant to the Contract.

BENEFICIARY
The Beneficiary is the person or entity that is entitled to receive a benefit as described in “Section 8 – Death Benefit and Optional Death Benefit Rider.” You initially name the Beneficiary on your Contract application and can change the Beneficiary at any time (by sending a signed and dated request) unless you have designated the Beneficiary as irrevocable. An irrevocable Beneficiary must consent in writing to any change. A new Beneficiary designation revokes any prior designation and is effective when signed by you. We are not responsible for the validity of any Beneficiary designation nor for any actions we may take prior to receiving and recording a Beneficiary change. After your death, the Beneficiary has the right to receive the death benefit or to change the Payee for remaining annuity payments. Thus, Beneficiaries should notify us of a death as promptly as possible.
ASSIGNMENT
You can assign the Contract unless restricted by applicable law; however, the new Owner cannot be older than the maximum issue age on the Contract Date. Assignments may result in current taxation and, if you are under age 59 1/2, a 10% tax penalty. If this Contract is assigned, we will treat it as a change of ownership and all rights will be transferred. If the WTB rider is in effect and you assign the Contract, the WTB rider will terminate. We are not bound by any assignment unless it is in writing. Assignments are effective on the date you sign the notice of assignment, subject to all payments made and actions we take before we receive a signed copy of the assignment form at our Contract Maintenance Office. We are not liable for payments made prior to receipt of an effective assignment. We are not responsible for the validity of any assignments, tax consequences, or actions we may take based on an assignment later determined to be invalid. Assigning the Contract or changing the Owner can have a negative impact on the death benefit. See “Section 8 – Death Benefit and Optional Death Benefit Rider.”

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If your Contract is an Individual Retirement Annuity (“IRA”) or otherwise issued in connection with a tax-qualified retirement plan, your ability to assign the Contract may be limited.

2. PURCHASE

PURCHASE PAYMENTS
If you are age 85 or younger, you may purchase a Contract with a minimum initial Purchase Payment of $25,000. Additional Purchase Payments of $1,000 or more ($250 if made electronically) may be added at anytime during the Accumulation Phase. We may reduce the minimum Purchase Payment requirements under certain circumstances. For IRAs and Roth IRAs, because the minimum initial Purchase Payment we accept exceeds the annual contribution limits for IRAs and Roth IRAs, your initial Purchase Payment must include a rollover contribution.
We will not accept, without our prior approval, aggregate Purchase Payments in excess of $2 million dollars.
Purchase Payments should be made payable to Symetra Life Insurance Company and must be made in a form acceptable to us. You may choose to make Purchase Payments:

•	By personal check; or

•	By wire transfer.
We will not accept Purchase Payments made in the following forms:

•	Cash;

•	Credit cards; and

•	Money orders or travelers checks.
We reserve the right not to accept third-party checks, however, in some circumstances and at our discretion, we may accept third-party checks that are from a rollover or transfer from other financial institutions.
Initial Purchase Payments. Your initial Purchase Payment must be forwarded to our Administrative Office and is normally credited to your Contract within two Business Days of our receipt at our Administrative Office. If your initial Purchase Payment is not in Good Order, we will contact you to get the necessary information. If we cannot get all the required information within five Business Days, we will either return your initial Purchase Payment or get permission to keep it until we have received the necessary information. However, if the necessary information is not received after 15 Business Days, we will reject your application and return the initial Purchase Payment to you. In most situations, your Contract Date is the date your application and initial Purchase Payment are received in Good Order.
We reserve the right to refuse any application or initial Purchase Payment. If we refuse an application or any Purchase Payment, we will return it to you within five Business Days.
We will not deem an application that is accompanied by an initial Purchase Payment sent to any other office besides our Administrative Office as received by us until it reaches our Administrative Office and is picked up and delivered to our processing office.
Additional Purchase Payments. Additional Purchase Payments may be made at any time by sending them to our Administrative Office and should include your Contract number. Additional Purchase Payments received in Good Order and mailed to our Administrative Office and picked up and delivered to our processing office will be credited to your Contract on the same Business Day as received by us. However, any Purchase Payment received after the end of a Business Day will be credited the next Business Day.
We will not deem Purchase Payments sent to any other office besides our Administrative Office as received by us until they reach our Administrative Office and are picked up and delivered to our processing office. Each Purchase Payment is subject to acceptance and approval by us.
We reserve the right to refuse any Purchase Payment that is over $2 million dollars; that aggregated with previous Purchase Payments, exceeds $2 million dollars; that does not meet our minimums; that is not in Good Order; that we determine is made for market timing purposes; or is otherwise contrary to law for Symetra Life to accept.

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ALLOCATION OF PURCHASE PAYMENTS
You tell us how to apply your initial Purchase Payment by specifying your desired allocation among the available Sub-accounts on the Contract application. Unless you tell us otherwise, subsequent Purchase Payments will be allocated in the same proportion as your most recent Purchase Payment (unless that was a Purchase Payment you directed us to allocate on a one-time-only basis). You may change the way subsequent Purchase Payments are allocated by providing us with written instructions, by telephoning us or electronically by the Internet if we have your written authorization to accept telephone or Internet instructions. See “Section 5 – Transfers Among the Sub-accounts.”
ACCUMULATION UNITS
Your Contract Value will go up or down depending upon the investment performance of the Sub-account(s) you choose. In order to keep track of this, we use a unit of measure called an Accumulation Unit.
We calculate the value of an Accumulation Unit for each Sub-account at the time the NYSE closes each day, which is generally 4:00 PM Eastern Time. To determine the current Accumulation Unit value, we take the prior Business Day’s Accumulation Unit value and multiply it by the net investment factor for the current day. Changes in the Accumulation Unit value reflect the investment performance of each Sub-account as well as the deductions for the mortality and expense risk charge, Sub-account fund facilitation fee and taxes. The value of an Accumulation Unit will usually go up or down from day to day.

The net investment factor is used to measure the daily change in the Accumulation Unit value for each Sub-account. The net investment factor for any Sub-account for any Valuation Period is determined by dividing (1) by (2) and subtracting (3) where:

1.
is the net asset value per share of the applicable Portfolio held in the Sub-account determined as of the end of the current Valuation Period, plus the per-share amount of any dividend or capital gain distributions made by the Portfolio on shares held in the Sub-account if the ex-dividend date occurs during the current Valuation Period;

2.	is the net asset value per share of the Portfolio held in the Sub-account determined at the end of the prior Valuation Period; and
3.
is a daily factor representing the mortality and expense risk charge, the Sub-account fund facilitation fee and any taxes or amounts set aside as a reserve for taxes attributable to the applicable Contracts, expressed as a percentage of the total net assets of the Sub-account adjusted for the number of days in the Valuation Period.

When you make Purchase Payments or transfers into a Sub-account, we credit your Contract with Accumulation Units. We determine the number of Accumulation Units to credit by dividing the amount of the Purchase Payment allocated to a particular Sub-account by the value of the Accumulation Unit for that particular Sub-account. If we receive a Purchase Payment before the close of business on a Business Day, we will use that day’s Accumulation Unit value. If we receive a Purchase Payment after the close of business on a Business Day, we will use the following day’s Accumulation Unit value.
Example: Assume that we receive a $10,000 Purchase Payment from you. You have told us you want this to go to the Fidelity VIP Mid Cap Sub-account. At the end of the Business Day that we received the Purchase Payment, we determine that the value of an Accumulation Unit for the Fidelity VIP Mid Cap Sub-account is $34.12. We then divide $10,000 by $34.12 and credit your Contract on that night with 293.10 Accumulation Units for the Fidelity VIP Mid Cap Sub-account.
We process withdrawals and transfers of Contract Value from a Sub-account in a similar manner using the applicable Accumulation Unit value for the Sub-accounts involved in the transaction. A withdrawal involves the deduction of Accumulation Units of the Sub-accounts from which the withdrawal is taken. Transfers involve the deduction of Accumulation Units of the Sub-accounts from which the transfer is taken and the crediting of Accumulation Units of the Sub-accounts to which the transfer is made.
RIGHT TO EXAMINE
You may cancel the Contract without charge by returning it to us or to your registered representative within the period stated on the front page of your Contract. We include a refund of all charges that may have been deducted from your Contract if you cancel your Contract during this period. This period will be at least 10 days (or longer in some states). You will receive your Contract Value plus the refund of all charges. If the Contract is a replacement of another insurance or annuity contract, you may return the Contract within 30 days from the date you received it, and receive a refund of the Contract Value plus any fees or charges deducted under the Contract. Because of the market risks associated with investing in the Sub-accounts, the Contract Value returned may be more or less than the Purchase Payments you have paid. In some states, we may be required to return to you the amount of the Purchase Payments paid to us. In this case, Symetra Life will be subject to the investment risk. When we are required to guarantee a return of Purchase Payments, we will apply amounts designated for the Sub-accounts to the money

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market Sub-account available under the Contract until the expiration of the right to examine period. These amounts will then be allocated in the manner you selected unless you have canceled the Contract.
For Contracts purchased as an IRA and returned to us within seven days after you receive it, Symetra Life will refund the greater of your Contract Value or your Purchase Payments. During this seven-day period, we will allocate the Purchase Payments designated for the various Portfolios to the then available money market Portfolio. After seven days, your state’s right to examine provision, as shown in your Contract, will continue to apply. If your state’s right to examine provision is longer than seven days and requires a return of Purchase Payment, we will continue to allocate amounts designated for the Sub-accounts to the money market Portfolio offered within your Contract until the right to examine period expires. Upon the expiration of the seven-day period or the right to examine period as stated on your Contract (for those states that have a free look provision longer than seven days and require a return of Purchase Payment), Purchase Payments will then be allocated in the manner you selected unless you have cancelled the Contract.
For a state-by-state description of material variations of this Contract, including the right to examine period, see Appendix C later in this Prospectus.

3. ANNUITY PAYMENTS (INCOME PHASE)

During the Income Phase, the Payee will receive payments from your annuity. The annuity option you select will determine, among other things, the annuity payment start date and frequency. Switching to the Income Phase is irrevocable. Once you begin receiving annuity payments, you cannot switch back to the Accumulation Phase. Once the Income Phase begins, you cannot add Purchase Payments, make withdrawals, change or add an Annuitant, or change the annuity option. When the entire Contract Value has been annuitized, no death benefit will be applicable. If you transfer the right to receive annuity payments to someone else, there may be gift and income tax consequences. If premium taxes are required by state law, these taxes will be deducted from your Contract Value before the annuity payments are calculated.
ANNUITY DATE
Generally, the Income Phase will start no later than the date the oldest Annuitant attains age 96, but may be earlier for certain qualified Contracts or if required by law. We will send notice to you prior to the scheduled Annuity Date and request that you verify all the information we currently have on file. At this time, you may request a different Annuity Date, including a date later than the scheduled Annuity Date. The new Annuity Date may not be later than the 101 st birthday of the oldest Annuitant. Any extension of an Annuity Date is subject to our approval. Any extension of the Annuity Date past age 96 will require a termination of the WTB rider, if elected, prior to our approval of the extension.
PARTIAL ANNUITIZATION
You may choose to annuitize a portion of your Contract Value. In this situation, your Contract Value will be divided into two parts. The non-annuitized portion would remain in the Accumulation Phase, while the annuitized portion would be moved to the Income Phase. The amount of the Contract Value you choose to apply to an annuity option will be treated as a withdrawal and impact the death benefit and the amount payable under any optional death benefit rider as shown in Appendix D.
Caution should be exercised in choosing to annuitize a portion of Contract Value. Also, if this is a qualified Contract, you may need to meet required minimum distribution rules, which can be quite complex. Before choosing to annuitize all or a portion of your Contract Value, you should consult your tax advisor. See “Section 9 – Taxes” for more information.
ANNUITY OPTIONS
You can switch to the Income Phase at any time by notifying us in writing at least 30 days prior to the date that you want annuity payments to begin. You name the Payee when you elect an annuity option and you may change the Payee designation at any time by writing to us. You may select or change an annuity option at any time prior to switching to the Income Phase by completing an election form that you can request in writing or by phone from us or by downloading the form from our web site.
ANNUITY PAYMENTS
Annuity payments will be made on a fixed basis and the dollar amount of the annuity payments will not vary with investment performance. Your Contract contains the Guaranteed Fixed Annuity Purchase Rate Table we use to determine the amount of your annuity payments under all life annuity options. We determine the amount of your annuity payments by dividing your Contract Value being annuitized by the amount shown in the table for your age and annuity option selected. The table factors in an assumed effective interest rate of 1.0%. Payout rates will never be less than those shown in your Contract but if current rates are more favorable to you, we will determine your annuity payments based upon the more favorable rates.

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You may choose one of the annuity options listed below or any other option you want and that we agree to provide. The amount of each annuity payment depends on many factors including the guarantees, if any, under the annuity option you choose, the frequency of annuity payments, the Annuitant’s age at the time you switch to the Income Phase, and, under some Contracts, the Annuitant’s sex. If you choose a life annuity option, the number of annuity payments the Payee receives depends on how long the Annuitant lives, not the Annuitant’s life expectancy. The available annuity options are as follows:

Life Annuity. The Payee receives annuity payments as long as the Annuitant is living. Annuity payments stop when the Annuitant dies. There is no minimum number of payments with this option.

Life Annuity with Guaranteed Period. The Payee receives annuity payments for the longer of the Annuitant’s life or a guaranteed period, as selected by you and agreed to by us. The amount of the annuity payments may be affected by the length of the guaranteed period you select. A shorter guaranteed period will result in higher annuity payments during the Annuitant’s life and fewer or no remaining guaranteed payments to the Payee. A longer guaranteed period will result in lower annuity payments. If the Annuitant dies before the guaranteed payments have been made, the remaining payments will be made to the Payee. Annuity payments stop on the later of the date the Annuitant dies or the date the last guaranteed payment is made.

Joint and Survivor Life Annuity. The Payee receives annuity payments as long as either Annuitant is living. After either Annuitant dies, the Payee receives a specified percentage of each annuity payment as long as the other Annuitant is living. You name the joint Annuitant, Payee and payment percentages at the time you elect this option and they cannot be changed once the Income Phase begins. Choosing lower percentages to be paid after the death of either Annuitant results in higher payments while both Annuitants are living. Annuity payments stop the later of the date the Annuitant dies or the date the joint Annuitant dies.

Joint and Survivor Life Annuity with Guaranteed Period. The Payee receives annuity payments for the longer of the Annuitant’s life, the joint Annuitant’s life or a guaranteed period, as selected by you and agreed to by us. The full benefit amount will continue to be paid to the Payee until the later of the first death of either the Annuitant or joint Annuitant and the end of the guaranteed period. If only one Annuitant is alive when the guaranteed period ends, a percentage of the payment amount will continue to be paid to the Payee. You name the joint Annuitant, Payee and payment percentages at the time you elect this option. The joint Annuitant and payment percentages cannot be changed once the Income Phase begins. Choosing lower percentages to be paid after the death of either Annuitant results in higher payments while both Annuitants are living. Annuity payments stop the later of the date the Annuitant dies, the joint Annuitant dies or the date the last guaranteed payment is made.

Period Certain Annuity. The Payee receives annuity payments for a guaranteed period of time, as selected by you and agreed to by us. This guaranteed period may not exceed the Annuitant’s life expectancy. This option does not guarantee payments for the rest of the Annuitant’s life. If your Contract is a qualified Contract, period certain payments without a life contingency may not satisfy minimum required distribution rules. Annuity payments stop at the end of the guaranteed period. Consult a tax advisor before electing this option.
If you do not choose an annuity option at least 30 days before the latest Annuity Date specified in your Contract, we will make annuity payments under the Life Annuity with Guaranteed Period using a guaranteed period of 10 years.

You may choose to have annuity payments made on a monthly, quarterly, semi-annual or annual basis. If state law allows, we may choose to distribute your Contract Value in a lump sum if it is equal to or less than $2,000 or monthly annuity payments would be less than $20. We also reserve the right to change the payment frequency if payment amounts would be less than $250. You may elect to have payments delivered by mail or electronically transferred to a bank account.
Proof of Age or Sex. We may require proof of age or sex before beginning annuity payments under any basic annuity option based on life or life expectancy. If the age or sex of any Annuitant has been misstated, annuity payments will be based on the corrected information. Underpayments will be made up in a lump sum with the next scheduled payment. Overpayments will be deducted from future payments until the total is repaid. We will credit interest on underpayments but will not charge interest on overpayments. We may require evidence satisfactory to us that an Annuitant is living before we make any payment.

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4. SUB-ACCOUNT OPTIONS

SUB-ACCOUNT OPTIONS
During the Accumulation Phase, you may allocate your Purchase Payments and Contract Value to any of the Sub-accounts available under the Contract. Each Sub-account invests exclusively in the shares of one underlying Portfolio that has its own investment objective. The Portfolios are not offered directly to the public, but are available to life insurance companies and their separate accounts as investment options for variable annuity and variable life insurance contracts and to qualified plans.
A list of each Portfolio, its investment objective, and its investment advisor is listed under Appendix B. However, not all Portfolios are available to all Contract Owners. There is no assurance that any of the Portfolios will achieve their stated objectives. You can find more detailed information about the Portfolios, including a description of risks and expenses, in the prospectuses for the Portfolios, which can be obtained without charge by contacting our Contract Maintenance Office. You should read those prospectuses carefully before investing. If you have received a summary prospectus for any of the Portfolios listed in Appendix B, please follow the instructions on the first page of the summary prospectus to obtain a copy of the full Portfolio prospectus.
Currently we do not assess a Sub-account fund facilitation fee under the Contract. However, we reserve the right to impose a Sub-account fund facilitation fee on Contract Value allocated to any of the Sub-accounts. See “Section 7 – Charges and Expenses” for more information.
In addition to selling shares to the Separate Account, the Portfolios may sell shares to other separate accounts of other insurance companies to support variable annuity contracts and variable life insurance policies and to qualified plans. It is possible that, in the future, it may be disadvantageous for variable life insurance separate accounts and variable annuity separate accounts of life insurance companies to invest simultaneously in the Portfolios. Currently, neither we nor the Portfolios foresee any such disadvantages. The Portfolios must monitor events to identify material conflicts between such owners and determine what action, if any, should be taken. In addition, if we believe a Portfolio’s response to any of those events conflicts with or insufficiently protects Contract Owners, we will take appropriate action. For more information about the risks associated with the use of the same funding vehicle for both variable annuity contracts and variable life insurance policies of various insurance companies and/or qualified plans, see the prospectuses of the Portfolios that are available upon request if they do not accompany this prospectus.
The investment performance for the Portfolios may differ substantially from publicly traded mutual funds with similar names and objectives. There can be no assurance, and we make no representation, that the investment performance of the Portfolios will be comparable to any other Portfolio, even those with the same investment objectives and policies and advisor or manager. Certain Portfolios available through the Contract have names similar to funds not available through the Contract. The performance of a fund not available through the Contract does not indicate performance of a similarly named Portfolio available through the Contract. Differences in fund size, actual investments held, fund expenses, and other factors all contribute to differences in fund performance. For all these reasons, you should expect investment results to differ.

Please note that there can be no assurance that any money market portfolio will be able to maintain a stable net asset value per share. During extended periods of low interest rates, and due in part to Contract fees and expenses, the yields of any Sub-account investing in a money market portfolio may also become extremely low and possibly negative.
SHORT-TERM REDEMPTION FEES
Certain Sub-accounts invest in Portfolios that impose a short-term redemption fee. Those Portfolios are: Fidelity VIP Energy Portfolio, Fidelity VIP Financial Services Portfolio, and the Fidelity VIP Technology Portfolio. An Owner who chooses to redeem Accumulation Units of a Sub-account invested in any of these Portfolios will be subject to a 1.00% short-term trading fee if the Accumulation Unit has been held for less than 60 days. For this purpose, Accumulation Units held longest will be treated as being redeemed first and Accumulation Units held shortest as being redeemed last.
Redemption fees will be incurred when you withdraw Contract Value invested in one of the Sub-accounts or you transfer Contract Value out of one of these Sub-accounts. The fee applies to both one-time transactions, scheduled transfers and withdrawals involving the Sub-accounts. The redemption fee will not apply to deductions from your Contract Value to pay the mortality and expense risk charge or other charges under the Contract. The redemption fee will also not apply to annuity payments or to any other transactions the applicable Portfolio or Symetra Life designates as exempt.
Redemption Fee Example 1: Assume you allocate Contract Value to the Fidelity VIP Energy Sub-account and we credit your Contract with 100 Accumulation Units of that Sub-account. Further assume that 58 days later you make a transfer out

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of the Fidelity VIP Energy Sub-account redeeming 50 Accumulation Units and the value of those 50 Accumulation Units is equal to $500. We would assess a redemption fee equal to 1% of $500. The redemption fee would be equal to $5.00 (1% of $500).
Redemption Fee Example 2: Assume you allocate Contract Value to the Fidelity VIP Energy Sub-account and we credit your Contract with 100 Accumulation Units of that Sub-account. On day 50, you allocate additional Contract Value to the Fidelity VIP Energy Sub-account and we credit your Contract with another 50 Accumulation Units of that Sub-account. Further assume, on day 65, you make a transfer out of the Fidelity VIP Energy Sub-account, redeeming 125 Accumulation Units, and the value of each Accumulation Unit is $10.
The first step is to determine which Accumulation Units are redeemed. Using the first-in, first-out rule, all 100 Accumulation Units purchased on day one are redeemed, and 25 of the 50 Accumulation Units purchased on day 50 are redeemed. The 100 Accumulation Units purchased on day one are not subject to the redemption fee, but the 25 Accumulation Units purchased on day 50 are subject to the fee. The value of the Accumulation Units subject to the redemption fee is $250 (25 units at $10 per unit). The redemption fee is $2.50 (1% of $250).
CHANGES TO THE SUB-ACCOUNTS
We reserve the right to add, combine, restrict, or remove any Sub-account under your Contract. If any shares of the Portfolios are no longer available, or if in our view no longer meet the purpose of the Contract, it may be necessary to substitute shares of another Portfolio. New or substitute Portfolios may have different fees and expenses and their availability may be limited to certain classes of purchasers. It may also be necessary to close a Sub-account to allocations of new Purchase Payments by existing or new Contract Owners and we reserve the right to do so at any time and in our discretion. We will seek prior approval of the SEC (to the extent required by law) and give you notice before making any changes to the Sub-accounts.
COMPENSATION WE RECEIVE FROM PORTFOLIOS
We have agreements with each of the Portfolio advisors or their affiliates that describe the administrative practices and responsibilities of the parties. We receive compensation from some or all of the Portfolios or their investment advisors, administrators, and/or distributors (or their affiliates) in connection with administrative or other services provided by us with respect to the Portfolios. We may use this compensation for any purpose, including paying expenses that we incur in promoting, issuing, distributing and administering the Contract. We also receive this compensation for providing services to Contract Owners invested in the Portfolios on behalf of the Portfolios. The amounts we receive, if any, may be different for different Portfolios, and usually depends on how much we have invested in the applicable Portfolio. The compensation amount is typically determined by multiplying a specified annual percentage rate by the average net assets held in that Portfolio for the variable annuity contracts and variable life insurance policies issued by us that offer that particular Portfolio. Currently, the maximum percentage rate we receive for any Portfolio offered under this Contract is 0.30%. Some investment advisors, administrators, and/or distributors may pay us less; some do not pay us any such compensation.
The compensation we receive is paid by the advisor or its affiliate out of profits which may include fees the advisor deducted from fund assets or from the advisor’s (or its affiliate’s) other sources of revenue. You will bear the costs of these fees indirectly through your investment in the Sub-accounts that invest in these Portfolios. You may obtain a list of such fees that we receive by contacting us at our Contract Maintenance Office. The compensation that we receive may be significant and we may profit from this compensation.
When determining which Portfolios to offer in our variable Contracts, we consider the Portfolios’ name recognition, investment objective, performance, expenses and reputation. We also consider the amount of compensation that we receive from the Portfolios, their advisors, or their distributors. We review our Portfolios periodically. Based upon our review, we may remove or restrict allocation of additional Purchase Payments and/or transfers of Contract Value to a Portfolio if the Portfolio no longer meets one or more of the criteria or other criteria we set from time to time at our sole discretion. We do not recommend any particular Portfolio, and we do not provide investment advice.
Compensation for selling the Contracts is set by Symetra Life. Currently we do not pay any compensation directly to broker-dealers selling this Contract but may pay compensation to wholesalers. See “Section 10 – Other Information – Distribution (Principal Underwriter)” for more information.
AVAILABILITY OF THE SUB-ACCOUNTS
Certain Sub-accounts are closed to new investors and only available to Owners who have been continuously invested in them as of a certain date. Once an Owner has transferred the entire value out of one of these closed Sub-accounts, the Sub-account is no longer available to the Owner for investment.

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VOTING RIGHTS
Symetra Life is the legal owner of the Portfolios’ shares. However, when a Portfolio solicits proxies in connection with a shareholder vote, we are required to ask you for instructions as to how to vote those shares. You, or the Beneficiary of your Contract, will have the right to give voting instructions and we will vote shares in accordance with the instructions we receive from you. We vote Portfolio shares for which no timely instructions are received in proportion to the voting instructions that are received with respect to that Portfolio. For this reason, a small number of contract owners may control the outcome of a vote. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right.

5. TRANSFERS AMONG THE SUB-ACCOUNTS

During the Accumulation Phase you can transfer money among the Sub-accounts 25 times per Contract Year free of charge. Each additional transfer in excess of this limit will have a charge of $25. The Contract allows Symetra Life to waive transfer charges for any transfer made using systematic transfer strategies. Currently, the systematic transfer strategies under which we waive transfer charges are dollar cost averaging, Sub-account rebalancing and customized transfer instructions. These are described in more detail under “Scheduled Transfers”. All transfers occurring on the same Business Day will be counted as a single transfer for purposes of assessing the $25 transfer charge.
Example: Assume that your Contract Date is January 1st and you make 5 transfers each Contract Month. Your transfers through May would be free of charge. In June, because you exceeded the limit of 25 free transfers per Contract Year, you would incur a $25 transfer charge for each transfer made during the remainder of that Contract Year.

	Jan	Feb	Mar	Apr	May	June	July	Aug	Sept	Oct	Nov	Dec
Transfers Per Month	5	5	5	5	5	5	5	5	5	5	5	5
Contract Year Total	5	10	15	20	25	30	35	40	45	50	55	60
Transfer Charge	$0	$0	$0	$0	$0	$125	$125	$125	$125	$125	$125	$125
The minimum amount you can transfer out of any Sub-account at one time is $500, or your entire Contract Value invested in the Sub-account if less. If a transfer will result in the remaining balance in a Sub-account being less than $500, you must transfer the entire amount out of the Sub-account.
TRANSFER TRANSACTIONS AVAILABLE
We may accept transfers by signed written request or at our discretion, by telephone, or, if available, electronically by the Internet. Each transfer must identify:

•	your Contract number;

•	the amount of the transfer; and

•	which Sub-accounts are affected.
We cannot process your transfer request until we have received the request at our Contract Maintenance Office. Transfer requests will be effective and valued on the Business Day they are received by us in Good Order.
Transfers by telephone will be accepted if we have properly signed authorization on record. You may authorize someone else to make transfers by telephone on your behalf. Symetra Life will not be liable for any failure to question or challenge such request for transfer as long as there is a valid signed authorization on record at Symetra Life.
Transfers by Internet will be accepted if you provide us with certain identification information, such as a password or personal identification information. However, we do not accept transfer requests sent by e-mail. Transfer instructions you send electronically through the Internet are considered to be received by us at the time and date stated on the electronic acknowledgment we return to you. If you do not receive an electronic acknowledgment, you should telephone us as soon as possible.
Although we use reasonable procedures, including recording all telephone instructions and requiring certain personal information to prevent unauthorized account access, we cannot assure you that telephone or Internet activity will be completely secure or free of delays or malfunctions. If you choose to make transfers by telephone or Internet, you must be willing to

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assume the risk of loss that may occur despite our reasonable efforts to verify identity. We are not responsible for the negligence or wrongful acts of third parties.
We cannot guarantee that telephone transactions will always be available. For example, our offices may be closed during severe weather emergencies, or there may be interruptions in telephone service beyond our control. Moreover, if the volume of calls is unusually high, we may not have someone immediately available to receive your request.
Likewise, we cannot guarantee that online transactions processed via the Internet will always be possible. Telephone and computer systems, whether yours, your Internet service provider’s, your representative’s, or Symetra Life’s, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may prevent or delay our receipt of your request.
You also should protect your identification information because self-service options will be available to anyone who provides your identification information. We will not be able to verify that the person using your personal information and providing instructions is you or a person authorized by you.

SCHEDULED TRANSFERS
During the Accumulation Phase, you can choose among several systematic transfer strategies that are available at no charge. We refer to these systematic transfer strategies as “scheduled transfers” and they will not count against your free transfer limit as discussed above. We may impose restrictions on the number of scheduled transfers that can be initiated during each Contract Year or on the Sub-accounts available for scheduled transfers. If such restrictions are imposed or we change the Sub-accounts available, we will notify you in writing. We reserve the right to restrict or remove any of the scheduled transfer options available.
Dollar Cost Averaging. This strategy is designed to achieve a lower average cost per Accumulation Unit over time. It does not assure a profit or protect against a loss. If your balance in a Sub-account is at least $5,000, you can systematically transfer set amounts of at least $500 each month or quarter from that Sub-account to any of the other Sub-accounts. If you choose to transfer amounts among more than one Sub-account, transfers into each Sub-account must be at least $50. Once started, dollar cost averaging will continue until you instruct us to stop or all money has been transferred out of the Sub-account designated as the source of the scheduled transfer.
Sub-account Rebalancing. After your money has been invested, the investment performance of the Sub-accounts may cause the percentage in each Sub-account to change from your original allocations. You can instruct us to adjust your investment in the Sub-accounts, on a monthly, quarterly, semi-annual, or annual basis, to maintain a predetermined percentage allocation of Contract Value among the Sub-accounts. Sub-account rebalancing can be used with dollar cost averaging. The $500 minimum transfer amount and remaining Sub-account balance restriction of $500 are waived for Sub-account rebalancing.
Customized Transfer and Redemption Instructions. You can instruct us to transfer Contract Value among the Sub-accounts or redeem certain amounts in the Sub-accounts in accordance with systematic investment instructions you provide and we agree to implement. You will continue to transfer Contract Value or redeem specific amounts in accordance with these instructions until changed or terminated by you.
LIMITS ON EXCESSIVE TRANSFERS AND MARKET TIMING ACTIVITY
Effects of Excessive Transfers and Market Timing Activity. The Contract and the Portfolios are not designed for excessive short term trading or professional market timing, or for organizations or other persons that make large, or frequent transfers. Frequent transfers between and among the Sub-accounts may be disruptive to Portfolio management strategies by causing forced and unplanned Portfolio turnover, and increased trading and transaction costs. In addition, these activities may require a Portfolio to maintain liquid assets rather than investing them for growth, resulting in lost opportunity costs that must be indirectly borne by Contract owners. These disruptive activities may increase expenses and adversely affect Portfolio performance, thereby negatively impacting long-term Contract owners.
Detection and Deterrence. Symetra Life discourages and does not accommodate frequent transfers or market timing activity. Due to the potential adverse consequences to Contract Owners, Portfolios, Portfolio shareholders, and the Separate Account, we have established certain policies and procedures to aid us in detecting and deterring Contract Owners that may be engaging in frequent trading and/or market timing activities. Under these policies and procedures, various analytics are used to evaluate factors that may be indicative of frequent trading. For example, transactions in Portfolios that exceed certain monetary thresholds may be scrutinized. Symetra Life also may review transactions that occur close in time to other transactions in the same Contract or in multiple Contracts under common ownership or influence. Trading activity that is identified through these procedures, or as a result of any other information available, will be evaluated to determine whether such activity might

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constitute frequent trading. These procedures may be modified from time to time as appropriate to improve the detection of frequent trading, to facilitate monitoring for frequent trading in particular retirement plans or other accounts, and to comply with applicable laws.
In addition to the broad ability to restrict potentially harmful trading as described above, Symetra Life has adopted a 90-day purchase block policy under which any Contract Owner redeeming Accumulation Units having a value of $10,000 or more from a Portfolio will be precluded from investing in that Portfolio for 90 calendar days after the redemption transaction. This policy also applies to redemptions and purchases that are part of transfer transactions. Symetra Life will grant two exceptions to the 90-day purchase block policy, per rolling 12-month period. We will provide you written notice after you trigger each exception to the 90-day purchase block policy.
Transactions of $10,000 or less, systematic transactions, transactions in money market Sub-accounts, mandatory retirement distributions, purchase transactions involving transfers of assets, rollovers, Roth IRA conversions and any other transaction we may deem would not lend itself to market timing abuse will be exempt from the 90-day purchase block policy. Transactions in certain rebalancing, asset allocation programs, if available, and other advisory programs may also be exempt from the 90-day purchase block policy, subject to prior written approval by Symetra Life.
A market timer may be the Contract Owner or the Owner’s authorized representative such as a registered investment advisor or registered representative that has trading discretion over a Contract.
In our sole discretion, we may revise our procedures at any time without prior notice to better detect and deter market timing or other disruptive trading to comply with regulatory requirements and/or to impose additional or alternate restrictions such as imposing dollar or percentage limits on transfers or requiring transfers be submitted via U.S. mail. If we modify our procedures, they will be applied uniformly to all Contract Owners.
If a transfer request is rejected or your transfer privileges have been restricted for any reason, we will attempt to inform you or your authorized agent by phone the next Business Day. If we do not succeed in reaching you or your authorized agent by phone, we will send a letter to your address of record. Our policies regarding transfer restrictions and rejections are applied uniformly, and we do not make exceptions for particular Contract Owners.
We will use our best efforts to prevent market timing and other abusive trading practices, but the determination of whether market timing is occurring is subjective. We may not be able to detect all market timers or short term traders, and we may not be able to prevent transfers by those we do detect. In addition, the terms of the Contract may also limit our ability to restrict or deter harmful transfers. If we are unable to detect or prevent market timing, the effect of such market timing may result in additional transaction costs for the Portfolios and dilution of long-term Portfolio returns. Thus, your Contract Value may be lower due to lower returns in your Sub-account investments.
Underlying Portfolio Frequent Trading Policies. The Portfolio managers to whom we submit purchase and redemption orders may also detect large or unusual patterns of trades submitted by us on behalf of all our variable annuity contract owners and variable life policy owners. Those Portfolio managers may require us to investigate whether any of our contract owners are engaged in market timing or other similar activity and to cooperate with them to discourage such activity. If the Portfolio managers believe you are engaged in market timing activity, they may block you from making transfers or purchases to their Portfolios. In addition, federal regulations may require us to provide individual transaction and contract owner information to the Portfolio managers when requested.
The Portfolios to which we submit purchase and redemption orders may adopt unique policies and procedures designed to deter excessive trading or market timing. Those policies and procedures, when applicable, are described in the prospectuses for each of the Portfolios available for investment by you. We have entered into a written agreement, as required by SEC regulation, with each underlying Portfolio or its principal underwriter. These agreements obligate us to promptly provide to the underlying Portfolio upon request certain information about the trading activity of individual contract owners. The Portfolios may require us to execute their instructions to restrict or prohibit further purchases or transfers by specific contract owners who violate the frequent trading policies established by the underlying Portfolio.

In cases of large or frequent transfers, the Portfolio managers or Symetra Life may reject trades that are determined to be detrimental to other Portfolio shareholders or violate the Portfolios’ policies and procedures. Therefore, we reserve the right to reject, without prior notice, any transfer request to a Sub-account that invests in the Portfolio if the Portfolio manager rejects such trade or the trade violates a Portfolio’s policies and procedures. If a Portfolio refuses to accept a transfer request we have already processed, we will reverse the transaction within one to two Business Days. We will notify you or your authorized agent in writing or by phone if your transfer has been rejected or reversed. We further reserve the right to implement, administer, and

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charge you for any fee or restriction, including redemption fees, imposed by any underlying Portfolio. Redemption fees, transfer limits, and other procedures or restrictions may be more or less successful than ours in deterring market timing or other disruptive trading and in preventing or limiting harm from such trading. You should read the prospectus of each Portfolio for more information about its ability to refuse or restrict purchases or redemptions of its shares and to impose redemption fees.
Omnibus Order. Contract Owners and other persons with material rights under the Contracts also should be aware that the purchase and redemption orders received by the underlying Portfolios generally are “omnibus” orders from intermediaries such as contracts and separate accounts funding variable contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and individual owners of variable contracts. The omnibus nature of these orders may limit the underlying Portfolios’ ability to apply their respective frequent trading policies and procedures. We cannot guarantee that the underlying Portfolios will not be harmed by transfer activity relating to other insurance companies that may invest in the underlying Portfolios. These other insurance companies are responsible for their own policies and procedures regarding frequent transfer activity. If their policies and procedures fail to successfully discourage frequent transfer activity, it will affect other owners of underlying Portfolio shares, as well as the owners of all of the variable annuity contracts (or variable life policies), including ours, whose variable investment options correspond to the affected underlying Portfolios. In addition, if an underlying Portfolio believes that an omnibus order we submit may reflect one or more transfer requests from owners engaged in frequent transfer activity, the underlying Portfolio may reject the entire omnibus order and thereby delay or prevent us from implementing your request. If an underlying Portfolio rejects an omnibus order, we will notify you of the actions taken that affect your request.

6. ACCESS TO YOUR MONEY

Under your Contract, money may be accessed:

•	by making partial withdrawals during the Accumulation Phase;

•	surrendering your Contract during the Accumulation Phase;

•	by taking repetitive withdrawals during the Accumulation Phase;

•	by receiving payments during the Income Phase (see “Section 3 - Annuity Payments (Income Phase)”); or

•	when a death benefit is paid to your Beneficiary (see “Section 8 - Death Benefit and Optional Death Benefit Rider”).
PARTIAL WITHDRAWALS
During the Accumulation Phase, you can make partial withdrawals from your Contract Value by writing to us at our Contract Maintenance Office. However, partial withdrawals may be restricted or prohibited by the terms of qualified Contracts. Unless you tell us otherwise, partial withdrawals will be taken pro-rata from the Sub-accounts. Withdrawals from the Sub-accounts will be effective as of the Business Day we receive the request in Good Order and are payable within seven calendar days. See “Section 7 - Charges and Expenses” for more information. Withdrawals, including any charges, reduce the number of Accumulation Units and the death benefit. Income taxes, tax penalties and certain restrictions may also apply. See “Section 9 - Taxes.”

MINIMUM VALUE REQUIREMENTS
You must withdraw the entire amount out of a Sub-account if, after a withdrawal, the remaining value in the Sub-account would be less than $500. Similarly, you must withdraw the entire Contract Value that has not been annuitized and your Contract will terminate if, after a withdrawal, the remaining Contract Value would be less than $2,000. However, negative investment performance alone will not cause a forced withdrawal.
SURRENDERING YOUR CONTRACT
You can request a surrender of your Contract Value that has not been annuitized. For a surrender to be effective, we must receive your written request at our Contract Maintenance Office. For a full surrender, all benefits will terminate as of the Business Day we receive the required information to process your surrender request. Your surrender value will be equal to your Contract Value which has not been annuitized. We will determine your surrender value as of the Business Day we receive your request in Good Order and make payment to you within seven calendar days.
REPETITIVE WITHDRAWALS
Repetitive withdrawals allow you to automatically withdraw payments of a pre-determined dollar amount or fixed percentage of Contract Value that you request from a specified Sub-account monthly, quarterly, or annually. You may request repetitive withdrawals by completing the appropriate form and sending it to our Contract Maintenance Office. Repetitive withdrawals

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may be used to avoid tax penalties for premature withdrawals or to satisfy distribution requirements of certain qualified contracts. To do this they must be a series of substantially equal withdrawals made at least annually and based on:

•	your life expectancy; or

•	the joint life expectancy of you and a Beneficiary.
You may begin repetitive withdrawals based on life expectancy by providing us with your gender and verification of age in order for us to calculate the monthly, quarterly, or annual withdrawal amount. We calculate the amount of a repetitive withdrawal based on life expectancy by dividing the applicable Contract Value by the life expectancy of the Owner as determined by using the IRS single life table. If it is a joint life expectancy, then we divide the applicable Contract Value by the life expectancy of the Owner and joint Owner (or Beneficiary) by the IRS joint life table.
Example One: Assume that the Contract Value is equal to $100,000 and the Owner requests a repetitive withdrawal and is age 55. Based on the IRS single life table, the life expectancy of an Owner age 55 is 29.6 years. The first repetitive withdrawal amount is equal to $100,000 divided by 29.6 which equals an annual payment of $3,378.38.
Example Two: Assume that when the Contract Owner is age 56, the Contract Value is equal to $101,453. The life expectancy of the Owner is 28.7 years. The repetitive withdrawal amount is equal to $101,453 divided by 28.7 which equals an annual payment of $3,534.95.
Repetitive withdrawals that are based on life expectancy may allow you to avoid the early withdrawal tax penalty of 10% that you would otherwise pay for taking withdrawals prior to age 59 1/2. If you take additional withdrawals, annuitize either a portion or all of your Contract Value, or otherwise modify or stop these repetitive withdrawals, however, there may be tax consequences and penalties. You should talk to your tax advisor for more information on taking repetitive withdrawals to avoid the 10% tax penalty.
If you make repetitive withdrawals that are not based on life expectancy, the same restrictions, income taxes, and tax penalties that apply to any other withdrawals also apply to repetitive withdrawals.

AUTHORITY OF THIRD PARTIES TO MAKE TRANSACTIONS
If you have engaged a third party and submitted our third party authorization form, you authorize the third party to allocate your Contract Value among the Sub-accounts and make changes to these allocations. We are not a party to any agreement you have with a third party to provide advice regarding the allocation of your Contract Value, and we do not supervise or perform due diligence on anyone who may provide such allocation advice. Your authorization includes making transactions over the telephone and Internet as well as receiving statements and other financial information regarding your Contract. We deem that all transactions directed by your third party have been authorized by you. You must contact us immediately if you revoke this authorization. We will not be responsible for acting on instructions from your authorized third party until we receive notification of the revocation of authority. We may also suspend, cancel or limit these authorizations at any time. Transactions made on your behalf are also subject to the restrictions on transfers discussed in “Section 5- Transfers Among the Sub-Accounts - Limits On Excessive Transfers And Market Timing Activity”. Any transfer restriction imposed will be at the Contract level. Therefore, transactions made by your authorized third party that we deem violate these policies will restrict the transactions allowed by you.
Investment Advisor Fees. If you have authorized an investment advisor to make transactions on your behalf, such authorization includes making withdrawals to pay an investment advisor’s fee in the amount and at the times directed to us by the authorized investment advisor. We do not verify that amounts withdrawn from your Contract Value, including amounts withdrawn to pay for the investment advisor’s fees, are within the terms of your agreement with your investment advisor. We may impose limits on the amounts your investment advisor can withdraw from your Contract Value for payment of investment advisor fees pursuant to our administrative rules. The investment advisor fee is described in your disclosure statement provided by the investment advisor. You should consult with your investment advisor for details regarding the services provided and any fees or charges for those services. For non-qualified Contracts, any withdrawals made for payment of investment advisor fees are taxable distributions to you. Please see “Section 9-Taxes” for more information.
SENDING FORMS AND TRANSACTION REQUESTS IN GOOD ORDER
We cannot process your transaction requests until we have received them in Good Order. Good Order means the actual receipt by us of the necessary information and documentation required to process the request. This generally includes your completed request and/or appropriate Symetra Life administrative form, any required spousal or joint Owner’s consents, your Contract number, Social Security Number or Taxpayer Identification Number, and any other supporting documentation we may require. We may, in our sole discretion, determine whether any particular transaction request is in Good Order, and we reserve the right to change or waive any Good Order requirement at any time.

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Signature Guarantees: As a protection against fraud, we require a signature guarantee for the following transaction requests:

•	Any withdrawal or surrender over $250,000;

•	Ownership changes;

•
Any withdrawal when we have been directed to send proceeds payable to someone other than the Owner or to an address different from the one on the Contract (including bank instructions). PLEASE NOTE: This requirement will not apply to requests made in connection with exchanges of one annuity contract for another with the same owner in a tax-free exchange or direct rollover;

•	Certain requests in which the address of record has been changed in the past 30 days; or

•	Any other transaction where we require one.
We must receive the original signature guarantee and will not accept copies or faxes of the signature guarantee. You may obtain a signature guarantee at most banks, financial institutions or credit unions. A notary public cannot provide a signature guarantee. We may change our requirements listed above or add a signature guarantee requirement if we deem it necessary to help protect against fraud.

7. CHARGES AND EXPENSES

There are charges and other expenses associated with the Contract that reduce the return on your investment in the Contract.
DAILY CHARGES
Each day we make deductions for certain charges. We do this as part of our calculation of the value of Accumulation Units. Daily charges include the mortality and expense risk charge and the Sub-account fund facilitation fee described below.
Mortality and Expense Risk Charge. The mortality and expense risk charge is equal, on an annual basis, to 0.60% of the average daily net assets of each Sub-account. This charge compensates us for the mortality and expense risks we have under all Symetra True Variable Annuity Contracts. Our mortality risk arises primarily from our obligations to make annuity payments for the life of the Annuitant. Our expense risks under the Contracts include the risk that the current charges will not be sufficient in the future to cover the cost of administering the Contract. If the charges under the Contract are not sufficient, then we will bear the loss. If the charges are more than sufficient, we will retain the excess and may use it for any purpose, including additional distribution expenses. The rate of the mortality and expense risk charge will not be increased for the life of the Contract. We may profit from this charge and use it for any purpose, including additional distribution expenses.
Sub-account Fund Facilitation Fee. We currently do not assess a Sub-account fund facilitation fee. However, if we choose to impose this fee, the Sub-account fund facilitation fee may be charged to Owners invested in any Sub-accounts offered under the Contract. We will notify you in writing if we choose to impose this fee and the fee will be applied to all new and existing Contracts. The maximum amount charged would be equal, on an annual basis, to 0.15% of the average daily net assets that you have invested in the impacted Sub-accounts. This charge is deducted daily and is for facilitating the offering of Sub-accounts that invest in certain Portfolios. If you are invested in the impacted Sub-accounts at the time we institute the fee, the applicable Sub-account fund facilitation fee will be assessed against the Contract Value allocated in each impacted Sub-account. We may profit from this charge and use it for any purpose, including additional distribution expenses.
WEALTH TRANSFER BENEFIT CHARGE
If available in your state, you may elect the Wealth Transfer Benefit (“WTB”) rider. If you elect this rider, we may deduct an additional charge on the first Business Day of each Contract Month. The charge is first deducted pro-rata from your Contract Value invested in the Sub-accounts. You may elect this benefit only at the time you purchase your Contract. You can terminate the WTB rider at any time. However, once terminated you cannot re-elect the WTB rider and we will not refund any charges previously paid.
We stop deducting this charge on the earlier of the first Business Day of the Contract Month anniversary on or after the Business Day:

•	we are notified of your death;

•	you request to cancel the rider;

•	you surrender the Contract;

•	you assign the Contract;

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•	you add or replace an Owner;

•	you replace or add an Annuitant;

•	you annuitize the entire Contract Value; or

•	the oldest Owner, or in the case of non-natural Owners, the oldest Annuitant, attains age 96.

We will refund any rider charges deducted after the first Business Day following your date of death.
The WTB rider charge is based upon an annual rate for the Owner’s or, in the case of a non-natural Owner, the Annuitant’s attained age and sex, if permitted by law. We determine the charge by first determining the rate applicable to the Owner as of the first Business Day of each Contract Month. Each Contract Month we use a Table of Current Annual Charge Rates to determine the rate applicable to you. If the Contract is owned by joint Owners, we will use the Table of Current Annual Charge Rates for Joint Lives and use the attained age of the oldest joint Owner. Your rate will never be higher than the guaranteed rate shown in your Contract. Because the annual rate is based on attained age, every year the rate applicable to you will increase. Appendix E of this prospectus contains the Table of Current Annual Charge Rates we use for this purpose.
Once the rate is determined, it is multiplied by the greater of:

•	your WTB Additional Benefit; and

•	zero.
It is then divided by 12. If the WTB Additional Benefit is greater than zero, we will assess a charge for that Contract Month. If the WTB Additional Benefit is less than zero, no charge will be assessed. Each Contract Month, your charge will be recalculated using these factors. The charge is for the cost and risk associated with offering the WTB rider.
WTB Charge Example #1: Assume you are a 60-year old male with Purchase Payments totaling $100,000, no withdrawals have been made from your Contract and your Contract Value is equal to $150,000. On your Contract Month anniversary, we determine that the annual charge rate for a 60-year old male who elects the WTB rider is 0.9522%. We calculate your WTB rider charge for that month as follows:

Step 1
We first determine your WTB Gain by taking your Contract Value and subtracting the sum of all your Purchase Payments reduced for withdrawals that exceed the WTB Earnings.

($150,000 – ($100,000 - $0)) = $50,000
		Step 2	We then take this amount and multiply it by 50% and add your Contract Value to get your WTB Benefit Base. ($50,000 x 50%) + $150,000 = $175,000

Step 3	We then take the WTB Benefit Base and subtract your Contract Value. ($175,000 – $150,000) = $25,000 This is your WTB Additional Benefit and in this example, it is greater than zero.	Step 4
Because it is greater than zero, we take this amount and multiply it by the annual WTB rider charge rate of 0.9522% and divide it by 12 months. The result is the amount of your WTB rider charge.

$25,000 x 0.9522%/ 12 = $19.84

WTB Charge Example #2: Assume the same facts as above except that you are one year older. For a 61-year old male who elects the WTB rider, we determine that the annual charge rate is 1.0625%. Steps 1, 2 and 3 as shown above would be calculated the same, but in Step 4 we would use the annual charge rate of 1.0625%. The WTB rider charge for that month would be calculated as follows:

Step 4
We take the WTB Additional Benefit of $25,000
and multiply it by the annual WTB rider charge rate of
1.0625% and divide it by 12 months. This is the
amount of your WTB rider charge.

$25,000 x 1.0625% / 12 = $22.14

Because the WTB rider charge is based on an annual rate for your attained age, as you get older the charge rate will increase. The charge increased from $19.84 in example 1 to $22.14 in example 2 due to the increased age of the assumed Owner.

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Before electing this optional benefit, you should consult your financial advisor to help you consider the costs, benefits and risks of the benefit option for your particular circumstances.
WTB Charge Example #3: Assume you are a 60-year old male with Purchase Payments totaling $100,000, no withdrawals have been made but due to poor investment performance your Contract Value is equal to $90,000. On your Contract Month anniversary, we determine that the annual charge rate for a 60-year old male who elects the WTB rider is 0.9522%. We calculate your WTB rider charge for that month as follows:

Step 1
We determine the greater of your WTB Additional Benefit and zero. We first determine your WTB Gain by taking your Contract Value and subtracting the sum of all your Purchase Payments reduced for withdrawals that exceed the WTB Earnings.

($90,000 – ($100,000 - $0)) = -$10,000
		Step 2	We then take this amount and multiply it by 50% and add your Contract Value to get your WTB Benefit Base. (-$10,000 x 50%) + $90,000 = $85,000

Step 3	We then take the WTB Benefit Base and subtract your Contract Value. ($85,000 - $90,000) = -$5,000 This is your WTB Additional Benefit and in this example, it is less than zero.
Because the WTB Additional Benefit is less than zero, we will not assess a WTB rider charge for this Contract Month.
For more information on how the WTB rider works, please see “Section 8 – Death Benefit and Optional Death Benefit Rider.”
TRANSFER CHARGE
You can make 25 free transfers every Contract Year. If your number of transfers exceeds these limits, we will deduct a transfer charge equal to $25 per additional transfer. All transfer activity that occurs on the same Business Day will be counted as a single transfer for purposes of applying any applicable transfer charge. The transfer charge is deducted pro-rata from the Sub-accounts that you transfer your funds from. If you transfer the entire balance from a Sub-account, the transfer charge is deducted from the amount transferred.
If the transfer is part of dollar cost averaging, Sub-account rebalancing, customized transfer instructions, other systematic transfer programs, or Symetra Life approved asset allocation programs, if available; it will not be counted against these transfer limits.
PREMIUM TAXES
States and other governmental entities (e.g., municipalities) may charge premium taxes. These taxes generally range from 0% to 3.5%, depending on the state, and are subject to change. Some states charge for these taxes at the time each Purchase Payment is made. In this case, Purchase Payments, as discussed in this prospectus, may reflect a deduction for the premium tax. Other states charge for these taxes when annuity payments begin. We may make a deduction from your Contract for the payment of the premium taxes assessed in connection with your Contract as stated in your Contract.
INCOME OR OTHER TAXES
Currently we do not pay income or other taxes on earnings attributable to your Contract. However, if we ever incur such taxes, we reserve the right to deduct them from your Contract Value. If we choose to deduct these income or other taxes, we will notify you in writing.

PORTFOLIO EXPENSES
By investing in a Sub-account, you indirectly pay a proportionate share of the expense of the corresponding Portfolio in which the Sub-account invests. Portfolio expenses may include, without limitation, investment management fees, Rule 12b-1 fees, administrative fees, acquired fund fees and Portfolio operating expenses. These expenses are summarized in the fee table of the Portfolio prospectuses. For more detailed information, you should refer to the Portfolio prospectuses which, if not accompanying this prospectus, are available upon request.

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8. DEATH BENEFIT AND OPTIONAL DEATH BENEFIT RIDER

DEATH BENEFIT
If you die during the Accumulation Phase and the WTB rider is not in effect, your Contract provides you with a death benefit equal to your Contract Value as of the Business Day the death benefit is paid.
Death of Annuitant. If the Annuitant is not an Owner and the Annuitant dies before the Annuity Date, you must designate a new Annuitant. If no designation is made within 30 days after we are notified of the Annuitant’s death, the oldest Owner named on the application will become the Annuitant. If this Contract is owned by a non-natural person (e.g., a corporation or trust), the death of the Annuitant will be treated as the death of an Owner.
OPTIONAL DEATH BENEFIT RIDER: WEALTH TRANSFER BENEFIT
The WTB rider is an optional death benefit rider designed to help offset taxes or other charges incurred by your surviving joint Owner or Beneficiary and is available under the Contract for an additional charge. The WTB rider may provide a WTB Additional Benefit upon the death of the Owner, or in the case of a non-natural Owner, the death of the Annuitant. If a Contract is owned by joint Owners, the benefit will become payable upon the first death of either Owner. If a Contract is owned by a non-natural person and there are joint Annuitants, the benefit will become payable upon the first death of either Annuitant. The amount of the WTB Additional Benefit is subject to the maximum limits discussed below under “Limitation on WTB Amounts”.
If you are younger than age 76 on the Contract Date and the rider is available in your state, you may elect the WTB rider at the time you purchase your Contract. You cannot elect the rider after the Contract Date. Once you elect the WTB rider, you can cancel it at any time. However, once canceled you may not re-elect it and we will not refund any charges previously assessed.
There are several important points to consider before purchasing the WTB rider:

•
The rider will terminate if you assign the Contract or add or replace an Owner to the Contract. Therefore, if you intend to make any ownership changes to your Contract, you should carefully consider whether the WTB rider is appropriate for you.

•	If the rider is attached to a Contract owned by joint Owners, the joint Owners must be spouses.

•	If the rider is attached to a Contract owned by a non-natural person and there are joint Annuitants, the joint Annuitants must be spouses.

•
If the rider is attached to a Contract owned by a natural person, the Annuitant(s) must be the Owner(s) for the WTB rider to remain in effect. Therefore, if you intend to make any Annuitant changes to your Contract, you should carefully consider whether the WTB rider is appropriate for you.

•	Positive investment performance of the Sub-accounts in which you invest will cause an increase in the WTB rider charge.

•	As you age, the annual rate used to calculate your WTB rider charge will increase and could cause the WTB rider charge applicable to you to also increase. This increase could be significant.

•
If your WTB Additional Benefit is equal to or less than zero as of your date of death, we will not add an amount to your death benefit. Thus, you may have paid for a benefit that your Beneficiary or surviving spouse never receives. We will not refund the assessed charges if a benefit is not paid under the WTB rider.

•	Withdrawals will reduce the WTB Additional Benefit and may significantly reduce or eliminate the value of the WTB rider.

WTB Additional Benefit Calculation: The WTB Additional Benefit is the amount we will add to your Contract Value under this rider. The WTB Additional Benefit will be determined on the first Business Day of each Contract Month and will remain unchanged for that Contract Month. Rider charges will be calculated using the WTB Additional Benefit. For more information, see “Section 7-Charges and Expenses.”
Your WTB Additional Benefit is used solely to calculate the WTB and does not provide a Contract Value or any minimum Contract Value and cannot be withdrawn.
In order to calculate the WTB Additional Benefit, we must first determine the WTB Threshold, WTB Gain and WTB Benefit Base. To calculate your WTB Threshold, we take the sum of your Purchase Payments and reduce it for withdrawals that exceed the WTB Earnings. For the WTB Gain, we take your Contract Value and subtract the WTB Threshold. For purposes of the WTB Gain calculation, the Contract Value used is equal to:

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•	the covered Purchase Payment amount (as described in “Limitations on WTB Amounts”); divided by

•	the total Purchase Payments, adjusted by prior withdrawals of Purchase Payments; multiplied by

•	the total Contract Value.
We then determine your WTB Benefit Base by taking 50% of the WTB Gain and adding that to your total Contract Value. The WTB Additional Benefit is equal to your WTB Benefit Base minus your Contract Value.
Example 1: Assume that on the first Business Day of a Contract Month your total Purchase Payments equal $70,000 and that due to investment performance your Contract Value is equal to $75,000. Assume that there have been no withdrawals made during the life of the Contract. We would determine the WTB Additional Benefit as follows:

Step 1: Determine the WTB Threshold Sum of your Purchase Payments reduced for withdrawals that exceed the WTB Earnings ($70,000 – $0)	=	$70,000

Step 2: Determine the WTB Gain Contract Value minus the WTB Threshold. ($75,000 – $70,000)	=	$5,000

Step 3: Determine the WTB Benefit Base Contract Value plus 50% of WTB Gain ($75,000 + (0.50 x $5,000)	=	$77,500

Step 4: Determine the WTB Additional Benefit WTB Benefit Base minus Contract Value ($77,500 minus $75,000)	=	$2,500
Your WTB Additional Benefit for this Contract Month will be equal to $2,500. If you die during this month, we would add $2,500 to your Contract Value under the WTB rider.
Example 2: Assume that on the first Business Day of a Contract Month your total Purchase Payments equal $70,000 but due to investment performance your Contract Value is equal to $65,000. Assume that there have been no withdrawals made during the life of the Contract. We would determine the WTB Additional Benefit as follows:

Step 1: Determine the WTB Threshold Sum of your Purchase Payments reduced for withdrawals that exceed the WTB Earnings. ($70,000 – $0)	=	$70,000

Step 2: Determine the WTB Gain Contract Value minus the WTB Threshold. ($65,000 – $70,000)	=	-$5,000
Negative investment performance has caused your Contract Value to decrease below the WTB Threshold resulting in no WTB Gain. This will cause your WTB Additional Benefit to be less than zero for this Contract Month. If you die during this month, we would not add a WTB Additional Benefit to your Contract Value under the WTB rider.
Impact of Withdrawals on the WTB Additional Benefit. Withdrawals will have an impact on the WTB Additional Benefit calculation. Withdrawals are first taken from the WTB Earnings, as calculated on the Business Day of the withdrawal, on a dollar for dollar basis. Each withdrawal (or portion of such withdrawal) in excess of the WTB Earnings will reduce the WTB Threshold, as calculated on the Business Day of the withdrawal, on a dollar for dollar basis.
Example 3: Assume the same facts from Example 1, that you have WTB Earnings in the amount of $5,000 and a WTB Additional Benefit of $2,500, except assume you make a withdrawal in the amount of $7,000 before the end of the same Business Day. We would first determine the impact of the withdrawals on the WTB Earnings and the WTB Threshold.

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Step 1: Determine the impact of the withdrawal to the WTB Earnings We first compare the withdrawal amount to the WTB Earnings to determine how much of the withdrawal will be taken from the WTB Earnings. Because the withdrawal amount of $7,000 exceeds the WTB Earnings of $5,000, the WTB Earnings will be withdrawn first and any remaining amount will be taken from the WTB Threshold.	$7,000	≥ $5,000

Step 2: Determine the impact of the withdrawal to the WTB Threshold Withdrawal amount minus WTB Earnings ($7,000 - $5,000) Because the withdrawal amount of $7,000 is greater than the WTB Earnings of $5,000, the withdrawal will impact the WTB Threshold. The first $5,000 of the withdrawal amount will come from the WTB Earnings and the remaining $2,000 will come from the WTB Threshold.	=	$2,000

Step 3: Determine the WTB Threshold The sum of your Purchase Payments reduced for withdrawals that exceed the WTB Earnings ($70,000 - $2,000)	=	$68,000

Step 4: Determine the WTB Gain after the withdrawal Contract Value minus the WTB Threshold ($68,000 - $68,000)	=	$0

Step 5: Determine the WTB Benefit Base Contract Value plus 50% of WTB Gain ($68,000 + (0.50 x$0))	=	$68,000

Step 6: Determine the WTB Additional Benefit WTB Benefit Base minus Contract Value ($68,000 - $68,000) Due to the withdrawal, the WTB Additional Benefit for this month is $0 compared to $2,500 in Example 1. The withdrawal reduced the WTB Additional Benefit to zero on the first Business Day of the Contract Month. If you die during this month, no WTB Additional Benefit would be added to your Contract Value.	=	$0

WTB Rider Calculation: If your WTB Additional Benefit was greater than zero on the first Business Day of the Contract Month of your date of death, we will add an additional amount to your Contract Value. After due proof of death is received in Good Order, the WTB Additional Benefit will be allocated to the money market Sub-account available under the Contract, unless your Beneficiary or surviving spouse tells us otherwise. The death benefit, plus any applicable WTB Additional Benefit, will be paid as described below under “Payment of Death Benefit.” If your WTB Additional Benefit is equal to or less than zero on the first Business Day of the Contract Month of your date of death, no WTB Additional Benefit will be added to your Contract Value.
The amount of the death benefit paid under the WTB rider will be equal to:

•	any positive WTB Additional Benefit in effect on your date of death; plus

•	your Contract Value as of the date we make a death benefit payment; plus

•	any refunded rider charges deducted after the first Business Day following your date of death; plus

•	any interest required by law.
Any payments made under the WTB rider are subject to our financial strength and claims paying ability.
WTB Rider Termination. The WTB rider will terminate on the earliest Business Day when:

•	you request to cancel the rider;

•	you surrender the Contract;

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•	the Owner or oldest joint Owner (or in the case of a non-natural Owner, the Annuitant or oldest joint Annuitant) reaches attained age 96;

•	you assign the Contract;

•	you add or replace an Owner;

•	you add or replace an Annuitant;

•	a death benefit is paid under the Contract, unless your spouse chooses to continue the rider; or

•	you annuitize the entire Contract Value.
Once the WTB rider is terminated, it cannot be re-elected. Therefore, you should carefully consider making changes to the Contract.
Limitation On WTB Amounts. We limit the amounts we will pay under the WTB rider. These limits are:

Maximum WTB Additional Benefit. The maximum WTB Additional Benefit paid under the WTB rider will never be more than five times your WTB Threshold subject to a maximum of $5 million dollars.

WTB Threshold Cap. The maximum WTB Threshold we will use to calculate your WTB Gain will equal $1 million dollars. For purposes of applying this WTB Threshold Cap, we divide your Purchase Payments into covered and uncovered portions where your covered portion equals the WTB Threshold (up to the WTB Threshold Cap) and the uncovered portion equals any remaining Purchase Payments. We calculate the covered portion as well as any uncovered portion after each Purchase Payment is added to and each withdrawal is taken from your Contract Value.

Impact of Purchase Payments on WTB Threshold Cap. Purchase Payments will increase your WTB Threshold. If your WTB Threshold exceeds the WTB Threshold Cap, your covered portion of your total Purchase Payments will initially be equal to the $1 million dollar maximum and the uncovered portion will be equal to the remaining amount of total Purchase Payments.

Impact of Withdrawals on WTB Threshold Cap. Withdrawals are deducted first from WTB Earnings and then from WTB Threshold. If the withdrawal amount exceeds the WTB Earnings in your Contract, the remaining withdrawal amount will be taken from WTB Threshold and proportionally reduce your covered and uncovered portions of Purchase Payments. “WTB Earnings” as defined in this rider may not be defined as “earnings” for income tax purposes.

Covered and Uncovered Contract Value. In the same way your Purchase Payments are divided into covered and uncovered portions, your Contract Value will also be divided into covered and uncovered portions. The ratio of your covered Contract Value to your uncovered Contract Value will be the same as the ratio of your covered Purchase Payments to your uncovered Purchase Payments.
All Symetra True Variable Annuity Contracts purchased by you will be aggregated for these limits.
Please see the example under Appendix D regarding the WTB rider, including information regarding the application of the limits on the amounts we will pay under the WTB rider.
PAYMENT OF DEATH BENEFIT
We will pay the death benefit upon receipt of due proof of death in Good Order at our Contract Maintenance Office. The Contract Value will be subject to investment performance and applicable charges until the date the death benefit is paid.
Due proof of death can be met only if we receive in Good Order: a certified death certificate, or similar document acceptable to us; written direction regarding how to pay the death benefit by at least one Beneficiary; and all representations we require or which are mandated by applicable law or regulation in relation to payment of the death benefits.
For natural Owners, the death benefit is payable to the following:

•	surviving Owner; or if none, then

•	surviving primary Beneficiaries; or if none, then

•	surviving contingent Beneficiaries; or if none, then

•	estate of the last Owner to die.
For Contracts owned by non-natural Owners, the death benefit is payable to the following:

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•	surviving primary Beneficiaries; or if none, then

•	surviving contingent Beneficiaries; or if none, then

•	the Owner.
If the Beneficiary or surviving Owner chooses to leave money invested in the Contract rather than taking it in a lump sum, then, thereafter, the Contract Value will be subject to investment performance and applicable Contract charges until the date the entire death benefit is paid out.
Payment Options. Under a non-qualified Contract, the death benefit may be paid as:

1.	a lump sum payment or series of withdrawals that are completed within five years from the date of death; or
2.
annuity payments made over the Beneficiary's life or life expectancy. To receive annuity payments, the Beneficiary must make this election within 60 days from our receipt of due proof of death. Annuity payments must begin within one year from the date of death. Once annuity payments begin they cannot be changed.

Different death benefit elections may be available under qualified Contracts. See “Section 9 – Taxes” for more information.
If your Beneficiary chooses a lump sum, then we value the death benefit as of the end of the next Business Day after we receive the Beneficiary’s election in Good Order and pay it within 7 days. If your Beneficiary chooses to make a series of withdrawals over time as provided in option 1 above, then your Beneficiary will pay all charges and expenses as described in the “Charges and Expenses” section of this prospectus so long as the death benefit remains invested in the Contract. Your Beneficiary will also be subject to investment performance until the date the entire death benefit is paid out. Different death benefit elections may be available to Beneficiaries.
SPOUSAL CONTINUATION
In some cases, a spouse who is entitled to receive a death benefit may have the option to continue the Contract instead. If you entered into a civil union, same sex partnership, or domestic partnership your rights to continue the Contract may be limited under federal law. See “Section 9 – Taxes” for more information. Only one spousal continuation is permitted per Contract.
If your spouse chooses to continue the Contract and the WTB rider was in effect on the Owner’s date of death, the Contract Value will be increased by any applicable WTB Additional Benefit. Any increase will be added to the Contract Value as of the Business Day due proof of death is received by us in Good Order. Unless you tell us otherwise, the amount will be allocated to the money market Sub-account.
WTB Rider Continuation. If your surviving spouse is younger than age 76 on the date of Contract continuation, your surviving spouse can choose to continue the WTB in effect on the original Contract. This continuation must be elected at the time your surviving spouse elects to continue the Contract. Spousal continuation may be made by submitting the proper Symetra Life administrative form to us in Good Order. If your surviving spouse continues the rider, any future rider calculations will be based on your surviving spouse’s attained age and sex, if allowed under applicable law. Your surviving spouse will start with a new WTB Threshold equal to the Contract Value on the day of continuation after any additional benefit has been added. Subsequent Purchase Payments will increase the WTB Threshold, and any subsequent withdrawals will first reduce the WTB Earnings on a dollar-for-dollar basis and then reduce the WTB Threshold on a dollar-for-dollar basis.
DEATH DURING THE INCOME PHASE
If an Owner dies during the Income Phase, then any amounts paid after the Owner’s death will depend on which annuity option was selected. If an Owner dies while annuity payments are being paid, we will pay the remaining annuity payments, if any, in accordance with that option. If the Annuitant is not an Owner and dies after the Annuity Date, then we will continue paying any remaining annuity payments to the Payee designated by the Owner. The remaining annuity payments will be distributed at least as rapidly as under the annuity option then in effect. See “Section 3 - Annuity Payments (Income Phase)” for more information.

9. TAXES

This section discusses how the federal income tax applies to annuities in general. This information is not complete and is not intended as tax advice. Tax laws and their interpretations are complex and subject to change. We cannot predict the probability that any changes in the interpretation of the laws, or the laws themselves, will occur. No attempt is made to discuss state or other tax laws. Symetra Life does not guarantee the tax treatment of any Contract or any transaction involving a Contract. You bear the complete risk that the Contract may not be treated as an “annuity contract” under federal income tax laws. It should be

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further understood that the following discussion is not exhaustive and that special rules not described in this prospectus may be applicable in certain situations. You should consult a competent tax advisor about the possibilities of tax law changes and your individual circumstances.

ANNUITY CONTRACTS IN GENERAL
Different tax rules apply to Purchase Payments made to annuity contracts and distributions from annuity contracts depending on how you take money out and whether the annuity contract is a “non-qualified contract” or a “qualified contract”. A “non-qualified contract” is one that is not purchased as part of a formal retirement plan. A “qualified contract” is purchased as part of an individual retirement plan or an employer-sponsored plan. Currently, we offer this Contract as a qualified contract to fund an IRA, Roth IRA, SIMPLE IRA, or SEP IRA. Non-qualified contracts purchased with after-tax money and not part of an IRA, Roth IRA, SIMPLE IRA, SEP IRA, or other retirement plan, receive different tax treatment than qualified Contracts.
NON-QUALIFIED CONTRACTS
Individuals may purchase non-qualified annuity contracts without any Purchase Payment limits imposed under the Code. The Purchase Payments receive no tax benefit but taxes on the increases in the value of the Contract are generally deferred until distribution occurs, either in the form of a lump sum payment, a partial withdrawal, or as annuity payments under the option elected.
Your cost basis equals the total amount of the after-tax Purchase Payments remaining in the Contract. Under the Code, you generally do not pay tax on Contract earnings until received. If the Contract Value exceeds the aggregate Purchase Payments made to the Contract, any amount withdrawn will generally be treated as coming first from earnings (also referred to in the Code as “income on the contract”) and then, only after the income portion is exhausted, as coming from Purchase Payments. Full surrenders are treated as taxable income to the extent the amount received exceeds the investment in the Contract. Withdrawn earnings are includable in gross income and taxed at ordinary income rates. See also the discussion under Medicare Tax below. Under Revenue Ruling 61-201, an ordinary loss deduction may be available upon the full surrender of a contract if the proceeds of the surrender are less than the investment in the Contract. However, the deduction will be subject to the limitation on itemized deductions. You should consult your tax advisor before deducting any loss resulting from the surrender of a non-qualified annuity contract.
Contracts not owned for the benefit of natural persons, e.g., contracts owned by a corporation or certain other entities, are generally not treated as annuities for federal income tax purposes and any earnings are taxed as ordinary income in the current year. Exceptions may apply. For example, contracts held by a trust which holds the annuity contract as an agent for a natural person, contracts held for non-qualified deferred compensation arrangements, contracts held under qualified plans and immediate annuities as defined in the Code can defer tax on earnings until money is withdrawn from the annuity contract. Purchasers who are not natural persons should consult their own tax counsel or other tax advisor before purchasing the Contract.
In addition to ordinary income tax, Section 72(q) of the Code imposes a ten percent (10%) penalty to the income portion of any premature withdrawals from a non-qualified annuity contract. The penalty is not imposed on amounts received: (a) after the taxpayer reaches age 59 1/2; (b) after the death of the Owner; (c) if the taxpayer is totally disabled (for this purpose disability is as defined in Section 72(m)(7) of the Code); (d) in a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary; or (e) which are allocable to Purchase Payments made prior to August 14, 1982. With respect to (d) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or five years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used. There may be other exceptions to the 10% tax penalty and additional conditions to the 10% penalty exceptions described above. Before you make a withdrawal from a non-qualified contract, you should consult your tax advisor to determine the tax treatment of the withdrawal and whether the 10% penalty tax will apply.

DIVERSIFICATION REQUIREMENTS
Non-qualified variable annuity contracts are treated as annuities for tax purposes and receive tax deferral as long as the Sub-accounts meet diversification standards set by the Code and applicable regulations. This favorable tax treatment allows you to select and make transfers among Sub-accounts without paying income tax until you take money out.
The diversification standards generally require each Portfolio to meet certain investment tests so that the concentration of the Portfolio’s underlying investments does not exceed certain percentages. The diversification requirements do not apply to IRA annuities or annuities issued to other qualified plans. If a Sub-account failed to comply with these diversification requirements,

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a non-qualified Contract would not be treated as an annuity for federal income tax purposes and the Owner would be currently taxed on the excess of the Contract Value over the investment in the Contract. We intend that the Portfolios of the corresponding Sub-accounts offered under the Contract be managed to comply with existing diversification standards. However, you bear the risk that the non-qualified Contract could be disqualified as an annuity due to the failure of a Portfolio or Sub-account to be deemed to be adequately diversified.
OWNER CONTROL
The diversification regulations do not provide guidance regarding the circumstances in which owner control of the investments of the Separate Account will cause a variable contract owner to be treated as the owner of the assets of the Separate Account. In certain circumstances, a variable contract owner may be considered to be the owner of the assets of a segregated asset account (also referred to as a “Sub-account”) if the IRS deems the owner to possess “ownership” in those assets, such as the ability to exercise investment control over the assets. If the contract owner is deemed to have “investor control” over the underlying Portfolios, then the contract owner could be taxed currently on income and gains under the Contract.
The application of the investor control doctrine is subject to some uncertainty. In Revenue Ruling 2003-91 (the “Revenue Ruling”), the IRS provided guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor to be treated as the owner of the assets in the account (which would result in the current taxation of the income on those assets to the Owner). The Revenue Ruling states that the determination of whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances. In the Revenue Ruling the IRS provided that if the number of underlying sub-accounts does not exceed 20, then the number of sub-accounts alone would not cause the contract owner to have investment control of the sub-account assets. The IRS also indicated that exceeding 20 investment options may be a factor, along with other factors, when determining whether a variable contract owner has investor control over the underlying contract assets. The Revenue Ruling did not indicate the number of investment options, or sub-accounts, if any, that would cause the contract owner to have investor control over the sub-account assets.
We believe that the design of the Contract and the relationship between our Contract and the Portfolios is such that the investor control doctrine should not apply. We also do not believe that the ownership rights of an Owner under a Contract (e.g. the right to allocate money into a number of Sub-accounts) would result in any Owner being treated as the owner of the assets of the Contract under the Revenue Ruling. However, we do not know whether additional guidance will be provided by the IRS on this issue and what standards may be contained in such guidance. In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling will generally be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in the Owner being retroactively determined to be the owner of the assets of the sub-account. Due to the uncertainty in this area, we reserve the right to modify the Contract in an attempt to maintain favorable tax treatment. However, there is no assurance that such modifications would be successful.

DISTRIBUTIONS AT DEATH
In order to be treated as an annuity contract for tax purposes, a non-qualified contract must provide that:

1.
If the Owner dies before annuity payments begin, the entire interest in the Contract must be distributed within five years after the date of the Owner’s death. If payable to a designated beneficiary, the distributions must be paid over the life or life expectancy of that designated beneficiary, so long as the payouts begin within one year of the Owner’s death. If the sole designated beneficiary is the spouse of the Owner, the Contract may be continued in the name of the spouse as Owner; or

2.
If the Owner dies on or after annuity payments begin, the remainder of any interest in the Contract must be distributed at least as rapidly as that provided for in the method in effect on the date of death.

If the Owner is not a natural person, then for purposes of these distribution rules, the Annuitant is considered the Owner. In addition, when the Owner is not a natural person, a change in the Annuitant is treated as the death of the Owner.
ANNUITY DATE
We will deny our consent to a later Annuity Date based upon any current or future legal restrictions imposed by state laws and regulations, by regulatory authorities or by the Code and the IRS. For non-qualified Contracts, if the Contract’s Income Phase occurs at a time when the Annuitant has reached an advanced age (e.g., past age 95), it is possible that the Contract would not be treated as an annuity for federal income tax purposes. In that event, gains under the Contract could be currently includable in your income. The IRS has not provided guidance with respect to a maximum date on which annuity payments must start. In the

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event that any future rulings, regulations, or other pronouncements by the IRS provide us with guidance, we may need to restrict your ability to change to any Annuity Date under a non-qualified Contract which occurs when the Annuitant is at an advanced age (e.g., past age 95).
OPTIONAL BENEFIT RIDER—NON-QUALIFIED CONTRACTS
We do not believe that the fees and charges associated with any optional benefit provided under the Contract should be treated as taxable withdrawals. However, it is possible that the IRS may take the position that the fees and charges deducted for certain optional benefit riders, are deemed to be taxable distributions that are subject to the 10% penalty tax on distributions made before age 59 1/2.
In general, any amount actually received under the Contract as a death benefit, including an optional death benefit, will be treated for tax purposes as provided in the “Non-Qualified Contracts” and “Taxation of Annuity Payments” sections.
QUALIFIED CONTRACTS
Contracts purchased as an IRA, Roth IRA, SIMPLE IRA, or SEP IRA are referred to as “qualified contracts” because they are qualified under the Code to provide tax deferral for retirement purposes. You do not have to purchase an annuity contract to qualify for the tax deferral offered by these qualified contracts. There may be other investment vehicles that can be purchased for your retirement plan. However, an annuity contract has features and benefits other than tax deferral that may make it an appropriate investment for your retirement plan. Numerous special tax rules apply to the participants in qualified plans and to annuity contracts used in connection with qualified plans. Therefore, we make no attempt in this prospectus to provide more than general information about use of the Contract with qualified plans. If the Contract is purchased as part of your employer’s retirement plan, we are not responsible for determining if your employer’s plan or arrangement satisfies the requirements of the Code and/or the Employee Retirement Income Security Act of 1974 (ERISA). You should consult your tax advisor regarding these features and benefits before you buy a qualified Contract.
Qualified contracts are subject to special rules and limits on Purchase Payments and distributions that vary according to the type of retirement plan. You may be able to make a direct transfer or rollover from other qualified plans and qualified contracts to this qualified Contract. Ineligible or excess contributions to certain qualified contracts can result in substantial penalties and possible loss of the Contract’s or retirement plan’s qualified status. Tax penalties of 10% or more, may apply to certain distributions; for example if you are under age 59 1/2 and not disabled as defined by the Code.
IRAs. Individuals may contribute to an individual retirement arrangement known as a traditional IRA (“IRA”). Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual’s gross income. Under some circumstances, you may be able to make “after-tax” contributions. These IRAs are subject to limitations on eligibility, contributions, transferability and distributions. Traditional IRAs include the SEP IRA and SIMPLE IRA. An employer can establish a SEP IRA or SIMPLE IRA for its employees. Under an employer’s SEP IRA or SIMPLE IRA, contributions for each eligible employee can be made under Contracts issued as an IRA. Under certain conditions, distributions from other IRAs and other retirement plans may be rolled over or transferred on a tax deferred basis into an IRA. Purchasers of IRAs should obtain competent tax advice as to the tax treatment and suitability of such an investment.
Roth IRAs. Under applicable limitations, individuals may also contribute nondeductible contributions to Roth IRAs. These Roth IRAs are also subject to limitations on eligibility, contributions, transferability and distributions. “Qualified distributions” from Roth IRAs are excluded from taxable gross income. “Qualified distributions” are distributions which (a) are made more than five years after the taxable year of the first contribution to a Roth IRA, and (b) meet any of the following conditions: (1) the annuity owner has reached age 59 1/2; (2) the distribution is paid to a Beneficiary after the Owner’s death; (3) the annuity Owner is disabled; or (4) the distribution will be used for first time home purchase. (Qualified distributions for first time home purchases may not exceed $10,000.) Non-qualified distributions are includable in taxable gross income only to the extent that they exceed the contributions made to the Roth IRA. The taxable portion of a non-qualified distribution may be subject to the 10% penalty tax.
You may convert a traditional IRA to a Roth IRA. You will be required to include the taxable portion of the conversion in your taxable gross income, but you will not be required to pay the 10% penalty tax. However, a 10% penalty tax may apply to a conversion from an IRA if distributions occur during the five taxable years beginning with the year in which the conversion was made. You should consult a tax advisor before converting an IRA to a Roth IRA.
If your Contract is issued as an IRA or Roth IRA, then we will issue the Contract with language intended to qualify the Contract for tax purposes as an IRA or Roth IRA. We will also provide the necessary administrative procedures to administer the IRAs and Roth IRAs in accordance with IRS requirements governing the sponsors of IRAs and Roth IRAs subject to the accuracy and completeness of the information you provide us. However, you are cautioned that the rights of any person to benefits under

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a retirement plan may be subject to the terms and conditions of the plan, regardless of the terms and conditions of the Contract. In addition, we will not be bound by the terms and conditions of a retirement plan to the extent such terms and conditions contradict the Contract, unless we consent.
For SEP IRAs and SIMPLE IRAs, certain IRS requirements and administrative procedures will be provided by your employer, and your Contract may be subject to the terms of the SEP IRA or SIMPLE IRA plan. Contracts issued in connection with SEP IRAs and SIMPLE IRAs may include special provisions that may restrict or modify the Contract provisions and administrative services in this prospectus. Where required, Contracts sold in connection with SEP or SIMPLE plans will utilize annuity purchase rate tables which do not differentiate on the basis of sex.
Limits on Annual Contributions. Under federal tax law, IRAs and Roth IRAs both limit the amount of annual contributions an individual can contribute to his or her IRA or Roth IRA. The IRA and Roth IRA annual contribution limit for 2015 is the smaller of your taxable compensation or $5,500. This amount is lower than the minimum Purchase Payment of $25,000 that we accept. Therefore, you may only contribute an initial Purchase Payment that is a rollover contribution of $25,000 or more from other eligible retirement plans. Generally, rollovers and direct transfers will not be subject to annual contribution limits. IRA Owners age 50 or older may be able to make additional “catch-up” contributions each year. If contributions are being made under a SEP or SIMPLE IRA, additional amounts may be contributed as permitted by the Code and the terms of the employer’s plan. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax.
Required Minimum Distributions. Generally, qualified contracts (except for Roth IRAs) are subject to lifetime required minimum distributions. For IRAs, SIMPLE IRAs, and SEP IRAs, you must begin receiving required minimum distributions by April 1 of the year following the year in which you reach age 70 1/2. There is a 50% penalty tax on the shortfall if you fail to take required minimum distributions.
The required minimum distribution rules require that the entire interest in the Contract generally must be distributed not later than the required beginning date or distributed, beginning not later than the required beginning date over the life or life expectancy of the Owner, or the joint lives or joint life expectancy of the Owner and his or her designated beneficiary. These requirements do not apply to a Roth IRA during the Owner’s life. Required minimum distributions from all the IRAs you own may be taken in the form of withdrawals from (1) the IRA Contract Value prior to the Contract’s Annuity Date, or (2) from one or more of the other IRAs, Roth IRAs, SIMPLE IRAs, or SEP IRAs that you own, to the extent permitted under federal tax law.
Generally, if the Owner dies before required minimum distributions have begun, the entire interest of the Owner must be distributed by December 31st of the year that is the fifth anniversary of the Owner’s death or over the life or life expectancy of the designated Beneficiary if such distributions begin no later than December 31st of the year after the date of the Owner’s death. If your spouse is your Beneficiary and your Contract permits, your spouse may delay the start of required minimum distributions until December 31st of the year in which you would have reached age 70 1/2. The spouse Beneficiary of an IRA may elect to roll over the death proceeds into his or her own IRA (or a Roth IRA and pay the taxable portion of the death proceeds) and treat the IRA (or Roth IRA) as his or her own. Non-spouse Beneficiaries may also be able to roll over death proceeds to an inherited IRA. If you die after required minimum distributions have begun, payments of your entire remaining interest must be made in a manner and over a period as provided under the Code. Roth IRAs are not subject to the required minimum distributions rule while the Owner is alive. Distributions from a Roth IRA may be deferred until the death of the Owner.
Under final regulations issued by the Internal Revenue Service (“IRS”), the actuarial present value of “other benefits” provided under annuity contracts are included for purposes of calculating required minimum distributions. These other benefits include the value of any death benefits, such as the WTB rider, provided under your Contract. These benefits will be considered in calculating required minimum distributions and do impact the amount of your required minimum distribution.
The taxation of the additional benefits provided by the rider offered in this Contract is complex. The IRS may disagree with the tax treatment generally described here, or the IRS may issue additional guidance regarding the taxation of these types of rider. Such IRS actions may result in adverse tax consequences for you or additional tax liability. You should consult your tax advisor prior to selecting any optional benefit rider under the Contract.
Tax Treatment of Withdrawals. To the extent Purchase Payments have a zero cost basis (were made with pre-tax dollars), withdrawals will be taxed as ordinary income. In some cases, you must satisfy retirement plan or Code requirements before you take money out.
In addition to ordinary income tax, Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distributions from certain qualified contracts. To the extent amounts are not includable in gross income because they have been

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rolled over to an IRA or to another eligible plan; no tax penalty will be imposed. The following is a list of some of the distributions to which the tax penalty will not apply: (a) distributions made on after the date on which the Owner reaches ages 59 1/2; (b) distributions following the death or disability of the Owner as defined by the Code; (c) distributions made after separation from service after attainment of age 55; (d) distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the Owner or the joint lives (or joint life expectancies) of such Owner and his or her beneficiary; (e) distributions made to the Owner to the extent such distributions do not exceed the amount allowable as a deduction under Section 213 of the Code to the Owner for amounts paid during the taxable year for medical care; (f) distributions made to pay health insurance premiums for an unemployed Owner; (g) distributions made to pay qualified higher education expenses; (h) distributions made to an Owner for first time home purchases; (i) distributions due to an IRS levy; (j) “qualified reservist distributions”, as defined by the Code; and (k) distributions to qualified public safety employees from a governmental defined benefit plan after attaining age 50 and separating from service. The exception stated in (c) above does not apply to an IRA and Roth IRA. There may be other exceptions to the 10% tax penalty and additional conditions to the 10% penalty exceptions described above. Before you make a withdrawal, you should consult your tax advisor to determine the tax treatment of the withdrawal and whether the 10% penalty tax will apply.
WITHDRAWALS FOR INVESTMENT ADVISOR FEES
Withdrawals from non-qualified Contracts for the payment of investment advisor fees will be considered taxable distributions from the Contract by the IRS. The IRS has also held, however, that the payment of investment advisor fees from certain tax-qualified contracts need not be considered a distribution for income tax purposes if certain requirements are met. You should consult a competent tax advisor for details if you want to pay your investment adviser by withdrawing funds from this Contract.
TAXATION OF ANNUITY PAYMENTS
Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each annuity payment (or “amount received as an annuity”) is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined using an exclusion ratio in a manner that is designed to allow you to recover your after-tax investment in the Contract. The exclusion amount for annuity payments based on a fixed annuity is determined by multiplying the payment by the ratio that the cost basis of the contract (adjusted for any period certain) bears to the expected return under the Contract. For qualified Contracts, the after-tax investment may be zero. The exclusion ratio is determined when annuity payments start. It is applied to each annuity payment over the expected stream of annuity payments, so that each annuity payment is taxable in part and tax-free in part. Once your investment in the Contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income. If the annuity payments stop as a result of the Annuitant’s death before full recovery of the investment in the Contract, you should consult a competent tax adviser to determine whether the unrecovered investment in the Contract is deductible. Owners, Payees and Beneficiaries under the contracts should seek competent financial advice about the tax consequences of any distributions.
As mentioned above, distributions prior to age 59 1/2 are subject to a 10% penalty tax, subject to certain exceptions. One exception is for distributions that are part of a series of substantially equal periodic payments (made not less frequently than annually) for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her designated beneficiary. Another is the “immediate annuity” exception, for annuity payments made pursuant to a partial or complete annuitization of your non-qualified Contract. Whether annuity payments made prior to age 59 1/2 satisfy either of these exceptions will depend on the manner in which such payments are made under the facts and circumstances of each case.
PARTIAL ANNUITIZATION
Under a new tax provision enacted in 2010, if part of an annuity contract value is applied to an annuity option that provides payments for one or more lives and for a period of at least ten years, those payments may be taxed as annuity payments instead of withdrawals. In order to get annuity payment tax treatment for the portion of the Contract applied to the annuity payment, payments must be made at least annually in substantially equal amounts, the payments must be designed to amortize the amount applied over life or the period certain, and the payments cannot be stopped except by death or surrender (if permitted under the Contract). You should consult a competent tax advisor before deciding to annuitize all or a portion of your Contract Value.

DEATH BENEFITS
Any death benefits paid under the Contract are generally taxable to the Beneficiary. The rules governing taxation of payments from an annuity Contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments. Estate or gift taxes may also apply.
EFFECT OF CIVIL UNIONS AND DOMESTIC PARTNERSHIPS
For non-qualified and qualified annuities, there may be certain distribution options or elections available under federal tax law to beneficiaries who are “spouses” as defined under federal tax law. For federal tax law purposes, a “spouse” is a person

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recognized as a “spouse” in the state where the couple was legally married. The term does not include a party to a registered domestic partnership, civil union, or similar formal relationship recognized under state law that is not denominated a marriage under that state’s law. Accordingly, these same options are not available to surviving beneficiaries who are “civil union partners”, “domestic partners” or other similar relationships as recognized under the laws of certain states. The administration of spousal rights and the related tax reporting for the Contract will be done in a manner consistent with federal tax law requirements. The rights and benefits of civil union, domestic partnerships and other similar relationships under federal law are evolving and complex. Therefore, you should contact your legal advisor to discuss the availability of options and elections available to your surviving partner.
EXCHANGES
From time to time we may offer programs under which certain variable annuity contracts previously issued by us may be exchanged for the Contracts offered by this prospectus. These programs will be made available on terms and conditions determined by us, and any such programs will comply with applicable law. We believe the exchanges will be tax free for federal income tax purposes; however, you should consult your tax advisor. Generally you can exchange one non-qualified Contract for another in a tax-free exchange under Section 1035 of the Code. In addition, if your Contract is a qualified Contract, then it will generally qualify as a tax free rollover or transfer. However, only one rollover is permitted during any one-year period.
Beginning in 2015, you can make only one rollover from an IRA to another (or the same) IRA in any 12-month period, regardless of the number of IRAs you own. The limit will apply by aggregating all of your IRAs, including SEP and SIMPLE IRAs as well as traditional and Roth IRAs, effectively treating them as one IRA for purposes of the limit. Trustee-to-trustee transfers between IRAs and rollovers from traditional to Roth IRAs are not limited.
If you exchange part of an existing contract for this Contract, and within 180 days of the exchange you receive a payment (e.g., you make a withdrawal) from either contract, the exchange may not be treated as a tax-free exchange. Rather, the exchange may be treated as if you had made a taxable withdrawal from the existing contract and then purchased this Contract. Subject to certain exceptions, some or all of the amount exchanged into this Contract could be includible in your income and subject to the 10% tax described in the “Non-Qualified Contracts” section of this prospectus.
If you are considering a partial exchange of an annuity contract, you should consider the conditions described by Revenue Procedure 2011-38, effective for transfers that are completed on or after October 24, 2011. Under Rev. Proc. 2011-38: (1) the period of time after which cash can be withdrawn from either contract is 180 days beginning on the date of the transfer and (2) annuity payments that satisfy the newly enacted partial annuitization rule under Section 72(a)(2) of the Code will not be treated as a distribution from either the old or new contract.

In a recently issued private letter ruling, the IRS allowed the beneficiary of a series of several fixed and variable non-qualified inherited annuities to complete an exchange under Section 1035 of the Code of those contracts into a new variable annuity so long as the technical requirements for the exchange under Section 1035 of the Code were honored, and the beneficiary committed to taking post-death distributions from the new annuity at least as rapidly as were occurring under the old contract. While a private letter ruling gives an insight into the IRS’ view, legally it only applies to the taxpayer who requested the ruling. A beneficiary contemplating an exchange under Section 1035 of the Code of an inherited annuity contract should consult with their tax advisor.
Before making an exchange, you should compare both Contracts carefully. You may have to pay a surrender charge on your existing annuity contract; other charges may be higher (or lower) and the benefits may be different. You should not exchange another variable annuity contract for this one unless you determine that, after knowing all the facts, the exchange is in your best interest. Also, you should consult your tax advisor in connection with an exchange involving the Contract, especially if you anticipate making a withdrawal from either Contract.
A transfer or assignment of ownership of a Contract, the designation of an Annuitant, the selection of certain Annuity Dates, or the exchange of a Contract may result in certain tax consequences to you that are not discussed here. An Owner contemplating any such transfer, assignment or exchange should consult with their tax advisor.
MULTIPLE CONTRACTS
All deferred non-qualified annuity Contracts that are issued by Symetra Life (or any affiliate) to the same Owner during any calendar year will be treated as one annuity contract for purposes of determining the taxable amount. As a result, withdrawals from any such contracts will be taxed based upon the income in all of the contracts aggregated in the same calendar year. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such multiple contracts. For purposes of the aggregation rule, contracts received in a 1035 exchange will be considered issued in the year of

37

the exchange. Also, all traditional IRAs you own will be treated as one IRA for tax purposes. You should consult a tax advisor prior to purchasing more than one annuity contract in any calendar year or owning more than one IRA.

TAX WITHHOLDING
Generally, federal income tax is withheld from the taxable portion of withdrawals at a rate of 10%. Withholding on periodic payments as defined by the Code is at the same rate as wages. Typically, you may elect not to have income taxes withheld or to have withholding done at a different rate. Certain distributions, however, from qualified retirement plans may be subject to a mandatory 20% withholding. Special withholding rules apply to United States citizens residing outside the United States and to non-resident aliens.
FEDERAL ESTATE TAXES
While no attempt is being made to discuss the federal estate tax implications of the Contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.
GENERATION-SKIPPING TRANSFER TAX
Under certain circumstances, the Code may impose a “generation skipping transfer tax” when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.
AMERICAN TAXPAYER RELIEF ACT OF 2012
The American Taxpayer Relief Act: (1) permanently provides for a maximum federal estate tax rate, gift tax rate and generation skipping transfer tax rate of 40% with an inflation-adjusted $5 million lifetime unified estate and gift tax exclusion and a $5 million generation skipping transfer exclusion; (2) makes permanent “portability” between spouses which allows the estate of a decedent who is survived by a spouse to permit the surviving spouse to use the decedent’s unused $5 million lifetime exclusion; and (3) extends a number of generation skipping transfer provisions.
MEDICARE TAX
Beginning in 2013, distributions from non-qualified annuity contracts will be considered “investment income” for purposes of the newly enacted 3.8% Medicare tax on investment income. Thus, in certain circumstances, this tax will be applied to some or all of the taxable portion of distributions ( e.g. earnings) to individuals whose income exceeds certain threshold amounts. Please consult a tax advisor for more information.
ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS
The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. If you are not a U.S. citizen or resident, you will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, you may be subject to state and/or municipal taxes and taxes that may be imposed by your country of citizenship or residence. You should consult with a qualified tax advisor regarding U.S., state, and foreign taxation with respect to purchasing the Contract.
FOREIGN TAX CREDITS
We may benefit from any foreign tax credits attributable to taxes paid by certain Portfolios to foreign jurisdictions to the extent permitted under federal tax law.

POSSIBLE TAX LAW CHANGES
Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax advisor with respect to legislative developments and their effect on the Contract.
We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity Contract owners currently receive. We make no guarantee regarding the tax status of any contract and do not intend the above discussion as tax advice.

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10. OTHER INFORMATION

SYMETRA LIFE INSURANCE COMPANY
Symetra Life Insurance Company was incorporated as a stock life insurance company under Washington law on January 23, 1957. Effective July 1, 2014, Symetra Life Insurance Company changed its state of domicile from Washington to Iowa and became an Iowa stock life insurance company. Symetra Life Insurance Company is a wholly owned subsidiary of Symetra Financial Corporation. We provide individual and group life, accident and health insurance, and annuity products and are licensed to do business in the District of Columbia and all states except New York.
SEPARATE ACCOUNT
We established Symetra Resource Variable Account B on February 6, 1986. The Separate Account holds the assets that underlie Contract Values invested in the Sub-accounts. The Separate Account was registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended.
Symetra Life is taxed as a life insurance company under the Code. The assets in the Separate Account are the property of Symetra Life. For federal income tax purposes, the Separate Account is not a separate entity from Symetra Life and its operations form a part of Symetra Life. However, the portion of the assets in the Separate Account equal to the reserves and other Contract liabilities with respect to the Separate Account are not chargeable with liabilities arising out of any other business that we may conduct. Income, gains and losses, realized and unrealized, from assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to other income, gains or losses of Symetra Life. Promises we make in the Contract are general corporate obligations of Symetra Life and are not dependent on assets in the Separate Account.

CHANGES TO THE SEPARATE ACCOUNT
Where permitted by applicable law, we reserve the right to make certain changes to the structure and operation of the Separate Account. We will not make any such changes without receiving any necessary approval of the SEC and applicable state insurance departments. We will notify you of any changes in writing. These changes include, among others, the right to:

•	Transfer assets supporting the Contracts from one Sub-account to another or from the Separate Account to another separate account;

•	Combine the Separate Account with other separate accounts, and/or create new separate accounts;

•	Deregister the Separate Account, or operate the Separate Account as a management investment company, or as any other form permitted by law;

•	Manage the Separate Account under the direction of a committee at any time;

•	Make any changes required by applicable law or regulation; and

•	Modify the provisions of the Contract to reflect changes to the Sub-accounts and the Separate Account and to comply with applicable law.
Some, but not all, of these future changes may be the result of changes in applicable laws or interpretations of law. We reserve the right to make other structural and operational changes affecting the Separate Account.

GENERAL ACCOUNT
All amounts allocated to an annuity option become part of our General Account. Symetra Life exercises sole discretion over the investment of General Account assets, and bears the associated investment risk. You will not share in the investment experience of General Account assets. Assets in the General Account are not insulated from the claims of Symetra Life’s creditors and are subject to the liabilities arising from any of our other business. Any guarantees provided for under the Contract are backed by our financial strength and claims paying ability. You must look to the strength of the insurance company with regard to such guarantees. Interests in the General Account have not been registered under the Securities Act of 1933, as amended, nor is the General Account registered as an investment company under the Investment Company Act of 1940, as amended.
DISTRIBUTION (PRINCIPAL UNDERWRITER)
The Contracts are distributed by Symetra Securities, Inc. (“SSI”). They are sold by individuals who, in addition to being licensed to sell variable annuity contracts for Symetra Life, are also registered representatives of SSI or broker-dealers who have a current sales agreement with SSI and Symetra Life. SSI is an affiliate of Symetra Life and is located at 777 108th Avenue NE, Suite 1200, Bellevue, Washington 98004. It is registered as a broker-dealer with the SEC under the Securities Act of 1934 and is a member of the Financial Industry Regulatory Authority (“FINRA”). No amounts are retained by SSI for acting as principal underwriter for Symetra Life variable products.

39

We do not pay commissions for the promotion and sale of Symetra True Variable Annuity Contracts.
To the extent permitted by FINRA rules, promotional incentives or payments may be provided to broker-dealers and wholesalers based on sales volumes, the assumption of wholesaling functions or other sales-related criteria. Other payments may be made for other services that do not directly involve the sale of the Contracts. These services may include the recruitment and training of personnel, production of promotional literature, and similar services.
This Contract does not assess any sales charge. You indirectly pay for distribution expenses primarily, but not exclusively, through the mortality and expense risk charge and if applicable, the Sub-account fund facilitation fee. We may also pay for sales and distribution expenses out of any payments we receive from the underlying Portfolios or their investment advisors or affiliates for providing administrative, distribution and other services to the Portfolios.
AMENDMENTS TO THE CONTRACT
We reserve the right to amend the Contract to meet the requirements of applicable federal or state laws or regulations. Only an authorized officer of Symetra Life may change the Contract. You will be notified in writing of any changes, modifications or waivers.
LEGAL PROCEEDINGS
There are no legal proceedings to which the Separate Account or SSI is a party. In the ordinary course of business, Symetra Life is engaged in various kinds of litigation, including class action and other lawsuits, or in arbitration. In some class action and other lawsuits involving insurance companies and other financial service providers, substantial damages have been sought and material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, at the present time it appears that there are no pending or threatened lawsuits that are likely to have a material adverse effect on the Separate Account, on Symetra Life’s ability to meet its obligations under the Contract, or on SSI’s ability to perform under its principal underwriting agreement.

RIGHT TO SUSPEND TRANSFERS OR WITHDRAWALS
We may be required to suspend or postpone payment of transfers, withdrawals, and benefits from the Sub-accounts for any period of time when:

•	the NYSE is closed (other than customary weekend or holiday closings);

•	trading on the NYSE is restricted;

•	an SEC declared emergency exists such that disposal of or determination of the value of the Sub-accounts is not reasonably practicable; or

•	the SEC, by order, so permits for your protection.
Federal laws designed to counter terrorism and prevent money laundering by criminals might, in certain circumstances, require us to reject a Purchase Payment and/or “freeze” your Contract. If these laws apply in a particular situation, we would not be allowed to process any request for withdrawals, surrenders, or death benefits, make transfers, or continue making payments under an annuity payment option. We may also be required to provide additional information about you or your Contract to government regulators.
REDUCTION OF CHARGES
Under some circumstances we may expect to experience lower costs or higher revenues associated with issuing and administering certain Contracts. For example, sales expenses are expected to be less when Contracts are sold to a large group of individuals. In these situations, we may have lower administrative costs due to the ability to centralize communications with one large group rather than individualized communications. Thus administrative tasks, such as the processing of forms and handling of Purchase Payments, withdrawals and surrenders may be administered more efficiently. Under such circumstances we may pass a portion of these anticipated savings on to you by reducing Owner transaction charges.
We may also take such action in connection with Contracts sold to our officers, directors, and employees and their family members, employees of our affiliates and their family members, and registered representatives and employees of broker-dealers that have a current selling agreement with us. In each circumstance such actions will be reasonably related to the savings or revenues anticipated and will be applied in a non-discriminatory manner. These actions may be withdrawn or modified by us at any time.

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WEBSITE INFORMATION
You can find more information about the Symetra True Variable Annuity Contract as well as other products and financial services offered by Symetra Life Insurance Company on the Internet at http://www.symetra.com. This website is frequently updated with new information and can help you locate a representative near you.
FINANCIAL STATEMENTS
The financial statements of Symetra Life Insurance Company and Symetra Resource Variable Account B are included in the Statement of Additional Information.
TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION
General Information
Services
Purchase of Contracts
Underwriter
Financial Statements

(cut along dotted line)
If you would like a free copy of the Statement of Additional Information dated May 1, 2015, for this prospectus, please complete this form, detach and mail to:
Symetra Life Insurance Company PO Box 758545 Topeka, KS 66675
Please send me a free copy of the Statement of Additional Information for the Symetra True Variable Annuity at the following address:
Name:
Address:

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APPENDIX A: ACCUMULATION UNIT VALUE HISTORY

Accumulation Unit Value History
Except for Sub-accounts which were not offered under the Contract as of December 31, 2014 , the following table includes Accumulation Unit values and the total number of Accumulation Units outstanding for the periods indicated. This data has been extracted from the Separate Account’s Financial Statements. This information should be read in conjunction with the Separate Account’s Financial Statements and related notes which are included in the SAI.

	Year	Value	Units
AB VPS Real Estate Investment Portfolio – Class A Sub-Account
May 7, 2012 value (initial public offering) $10.000	2012	$10.777	1,022
	2013	$11.162	12,039
	2014	$13.907	12,499
AB VPS Small/Mid Cap Value Portfolio – Class A Sub-Account
May 7, 2012 value (initial public offering) $10.000	2012	$11.394	—
	2013	$15.637	7,693
	2014	$16.973	7,599
AB VPS Small Cap Growth Portfolio – Class A Sub-Account
May 7, 2012 value (initial public offering) $10.000	2012	$10.569	3,296
	2013	$15.303	2,053
	2014	$14.935	2,053
ALPS/Alerian Energy Infrastructure Portfolio Sub-Account
May 1, 2013 value (initial public offering) $10.000	2013	10.880	1,542
	2014	12.160	20,367
American Century VP Mid Cap Value Fund Sub-Account
May 7, 2012 value (initial public offering) $10.000	2012	$11.004	1,109
	2013	$14.233	2,749
	2014	$16.471	2,833
American Century VP Value Fund Sub-Account
May 7, 2012 value (initial public offering) $10.000	2012	$10.891	—
	2013	$14.260	406
	2014	$16.029	176
American Funds Insurance Series Global Growth and Income Fund - Class 1 Sub-Account
January 31, 2013 value (initial public offering) $10.000	2013	11.746	33,561
	2014	12.376	33,701
American Funds Insurance Series Growth Fund - Class 1 Sub-Account
January 31, 2013 value (initial public offering) $10.000	2013	12,427	11,282
	2014	13.438	72,364
American Funds Insurance Series Growth-Income Fund - Class 1 Sub-Account
January 31, 2013 value (initial public offering) $10.000	2013	12.752	6,736
	2014	14.057	11,454
American Funds Insurance Series International Fund - Class 1 Sub-Account
January 31, 2013 value (initial public offering) $10.000	2013	11.669	11,128
	2014	11.319	87,291
American Funds Insurance Series New World Fund - Class 1 Sub-Account
January 31, 2013 value (initial public offering) $10.000	2013	10.952	7,957
	2014	10.055	12,436

	Year	Value	Units
BlackRock Capital Appreciation V.I. Fund Class I Sub-Account
May 7, 2012 value (initial public offering) $10.000	2012	$10.636	1,009
	2013	$14.148	167
	2014	$15.298	518
BlackRock Global Allocation V.I. Fund Class I Sub-Account
May 7, 2012 value (initial public offering) $10.000	2012	$10.726	3,997
	2013	$12.235	10,872
	2014	$12.418	15,081
BlackRock High Yield V.I. Fund Class I Sub-Account
May 7, 2012 value (initial public offering) $10.000	2012	$10.897	1,774
	2013	$11.842	11,150
	2014	$12.111	19,490
Calvert VP EAFE International Index Portfolio – Class I Sub-Account
May 7, 2012 value (initial public offering) $10.000	2012	$11.742	—
	2013	$14.093	99,283
	2014	$13.107	—
Calvert VP Russell 2000 Small Cap Index Portfolio – Class I Sub-Account
May 7, 2012 value (initial public offering) $10.000	2012	$11.007	—
	2013	$15.087	95,672
	2014	$15.619	135
Columbia VP Income Opportunities Fund – Class 1 Sub-Account
May 7, 2012 value (initial public offering) $10.000	2012	$10.926	6,630
	2013	$11.414	6,475
	2014	$11.801	5,025
Columbia Mid Cap Growth Fund – Class 1 Sub-Account (formerly Columbia Mid Cap Growth Opportunity Fund - Class 1 Sub-Account)
May 7, 2012 value (initial public offering) $10.000	2012	$10.404	4,938
	2013	$13.572	4,938
	2014	$14.491	4,938
Columbia VP Select International Equity Fund – Class 1 Sub-Account (formerly Columbia VP International Opportunity Fund – Class 1 Sub-Account)
May 7, 2012 value (initial public offering) $10.000	2012	$11.598	—
	2013	$14.164	8,339
	2014	$12.888	8,240
Columbia VP Small Cap Value Fund – Class 1 Sub-Account
May 7, 2012 value (initial public offering) $10.000	2012	$11.158	1,829
	2013	$14.887	194
	2014	$15.284	843
Delaware VIP Emerging Markets Series, Standard Class Sub-Account
May 7, 2012 value (initial public offering) $10.000	2012	$11.592	680
	2013	$12.691	34,549
	2014	$11.598	40,577
Delaware VIP International Value Equity Series, Standard Class Sub-Account
May 7, 2012 value (initial public offering) $10.000	2012	$11.508	279
	2013	$14.045	2,866
	2014	$12.750	3,954

	Year	Value	Units
Delaware VIP Small Cap Value Series, Standard Class Sub-Account
May 7, 2012 value (initial public offering) $10.000	2012	$10.945	3,874
	2013	$14.526	6,736
	2014	$15.285	6,761
Delaware VIP Smid Cap Growth Series, Standard Class Sub-Account
May 7, 2012 value (initial public offering) $10.000	2012	$10.263	6,664
	2013	$14.417	10,998
	2014	$14.782	10,981
Deutsche Alternative Asset Allocation VIP - Class A Shares Sub-Account
May 1, 2013 value (initial public offering) $10.000	2013	$9.782	3,876
	2014	$10.064	6,594

DFA VA Global Bond Portfolio Sub-Account
May 7, 2012 value (initial public offering) $10.000	2012	$10.185	—
	2013	$10.089	17,452
	2014	$10.318	27,133
DFA VA International Small Portfolio Sub-Account
May 7, 2012 value (initial public offering) $10.000	2012	$11.667	2,695
	2013	$14.737	14,668
	2014	$13.802	65,342
DFA VA International Value Portfolio Sub-Account
May 7, 2012 value (initial public offering) $10.000	2012	$11.904	—
	2013	$14.394	30,830
	2014	$13.284	77,778
DFA VA Short -Term Fixed Portfolio Sub-Account
May 7, 2012 value (initial public offering) $10.000	2012	$10.003	6,716
	2013	$9.968	73,511
	2014	$9.923	65,876
DFA VA U.S. Large Value Portfolio Sub-Account
May 7, 2012 value (initial public offering) $10.000	2012	$11.482	3,375
	2013	$16.072	66,151
	2014	$17.427	130,109
DFA VA U.S. Targeted Value Portfolio Sub-Account
May 7, 2012 value (initial public offering) $10.000	2012	$11.605	4,529
	2013	$16.683	23,744
	2014	$17.198	88,153
Dreyfus VIF – Appreciation Portfolio – Initial Shares Sub-Account
May 7, 2012 value (initial public offering) $10.000	2012	$10.389	440
	2013	$12.506	3,328
	2014	$13.437	2,897
Eaton Vance VT Floating-Rate Income Fund - ADV Shared Sub-Account
May 7, 2012 Value (initial public offering) $10.000	2014	$9.964	2,109
Fidelity VIP Contrafund® Portfolio – Initial Class Sub-Account
May 7, 2012 value (initial public offering) $10.000	2012	$10.750	16,921
	2013	$14.028	37,834
	2014	$15.610	35,119

	Year	Value	Units
Fidelity VIP Energy Portfolio – Initial Class Sub-Account
May 7, 2012 value (initial public offering) $10.000	2012	$11.275	16,566
	2013	$13.951	17,921
	2014	$12.121	17,714
Fidelity VIP Financial Services Portfolio – Initial Class Sub-Account
May 7, 2012 value (initial public offering) $10.000	2012	$11.306	—
	2013	$15.043	3,953
	2014	$16.580	225
Fidelity VIP Investment Grade Bond Portfolio – Initial Class Sub-Account
May 7, 2012 value (initial public offering) $10.000	2012	$10.222	—
	2013	$9.980	243
	2014	$10.498	3,439
Fidelity VIP Mid Cap Portfolio – Initial Class Sub-Account
May 7, 2012 value (initial public offering) $10.000	2012	$10.808	—
	2013	$14.636	6,884
	2014	$15.463	7,995
Fidelity VIP Real Estate Portfolio – Initial Class Sub-Account
May 7, 2012 value (initial public offering) $10.000	2012	$10.573	—
	2013	$10.701	4,246
	2014	$13.847	5,404
Fidelity VIP Strategic Income Portfolio – Initial Class Sub-Account
May 7, 2012 value (initial public offering) $10.000	2012	$10.610	—
	2013	$10.577	2,178
	2014	$10.892	6,844
Fidelity VIP Technology Portfolio – Initial Class Sub-Account
May 7, 2012 value (initial public offering) $10.000	2012	$10.518	1,218
	2013	$13.362	11,167
	2014	$14.864	3,524
Franklin Income VIP Fund - Class 1 Sub-Account
January 31, 2013 value (initial public offering) $10.000	2013	$10.993	16,730
	2014	$11.465	29,744
Franklin Mutual Global Discovery VIP Fund – Class 1 Sub-Account
May 7, 2012 value (initial public offering) $10.000	2012	$11.051	5,809
	2013	$14.055	11,054
	2014	$14.806	10,966
Franklin Mutual Shares VIP Fund – Class 1 Sub-Account
May 7, 2012 value (initial public offering) $10.000	2012	$11.061	—
	2013	$14.132	8,042
	2014	$15.084	4,706
Franklin Rising Dividends VIP Fund – Class 1 Sub-Account
May 7, 2012 value (initial public offering) $10.000	2012	$10.691	279
	2013	$13.821	7,898
	2014	$14.975	19,511
Franklin Strategic Income VIP Fund – Class 1 Sub-Account
May 7, 2012 value (initial public offering) $10.000	2012	$10.787	8,869
	2013	$11.100	22,076
	2014	$11.268	58,277

	Year	Value	Units
Franklin U.S. Government Securities VIP Fund – Class 1 Sub-Account
May 7, 2012 value (initial public offering) $10.000	2012	$10.057	932
	2013	$9.797	623
	2014	$10.093	683
Templeton Developing Markets VIP Fund – Class 1 Sub-Account
May 7, 2012 value (initial public offering) $10.000	2012	$11.438	5,748
	2013	$11.286	17,904
	2014	$10.311	25,961
Templeton Foreign VIP Fund – Class 1 Sub-Account
May 7, 2012 value (initial public offering) $10.000	2012	$11.993	1,815
	2013	$14.695	5,381
	2014	$13.017	5,455
Templeton Global Bond VIP Fund – Class 1 Sub-Account
May 7, 2012 value (initial public offering) $10.000	2012	$11.082	10,907
	2013	$11.223	88,235
	2014	$11.393	154,034
Goldman Sachs VIT Strategic Income Fund - Institutional Shares Sub-Account
May 7, 2012 value (initial public offering) $10.000	2014	$0.099	29,235
Invesco V.I. Balanced Risk Allocation Fund (Series I Shares) Sub-Account
May 7, 2013 value (initial public offering) $10.000	2013	$9.902	2,837
	2014	$10.424	2,456
Invesco V.I. Comstock Fund (Series I Shares) Sub-Account
May 7, 2012 value (initial public offering) $10.000	2012	$11.156	—
	2013	$15.078	11,866
	2014	$16.395	12,728
Invesco V.I. Core Equity Fund (Series I Shares) Sub-Account
May 7, 2012 value (initial public offering) $10.000	2012	$10.860	—
	2013	$13.952	4,414
	2014	$14.999	—
Invesco V.I. Global Real Estate Fund (Series I Shares) Sub-Account
May 7, 2012 value (initial public offering) $10.000	2012	$11.501	2,785
	2013	$11.743	15,153
	2014	$13.379	16,551
Invesco V.I. International Growth Fund (Series I Shares) Sub-Account
May 7, 2012 value (initial public offering) $10.000	2012	$11.344	13,274
	2013	$13.420	13,261
	2014	$13.384	15,157
Invesco V.I. Mid Cap Core Equity Fund (Series I Shares) Sub-Account
May 7, 2012 value (initial public offering) $10.000	2012	$10.699	—
	2013	$13.699	3,615
	2014	$14.221	1,740
Invesco V.I. Small Cap Equity Fund (Series I Shares) Sub-Account
May 7, 2012 value (initial public offering) $10.000	2012	$11.216	697
	2013	$15.326	3,356
	2014	$15.594	4,091

	Year	Value	Units
Janus Aspen Enterprise Portfolio – Institutional Shares Sub-Account
May 7, 2012 value (initial public offering) $10.000	2012	$10.837	1,515
	2013	$14.260	4,271
	2014	$15.949	3,968
Janus Aspen Flexible Bond Portfolio – Institutional Shares Sub-Account
May 7, 2012 value (initial public offering) $10.000	2012	$10.320	8,834
	2013	$10.244	20,876
	2014	$10.686	31,900
Janus Aspen Overseas Portfolio – Institutional Shares Sub-Account
May 7, 2012 value (initial public offering) $10.000	2012	$11.397	—
	2013	$12.978	1,398
	2014	$11.369	—
Janus Aspen Perkins Mid Cap Value Portfolio – Institutional Shares Sub-Account
May 7, 2012 value (initial public offering) $10.000	2012	$10.824	3,951
	2013	$13.567	9,965
	2014	$14.669	11,000
JPMorgan Insurance Trust Mid Cap Value Portfolio – Class 1 Sub-Account
May 7, 2012 value (initial public offering) $10.000	2012	$10.961	9,276
	2013	$14.414	19,124
	2014	$16.493	18,612
The Merger Fund VL Sub-Account
May 1, 2013 value (initial public offering) $10.000	2013	$10.307	3,970
	2014	$10.386	2,475
MFS® Government Securities Portfolio – Initial Class Sub-Account
May 7, 2012 value (initial public offering) $10.000	2012	$10.051	1,564
	2013	$9.732	—
	2014	$10.144	—
MFS® Growth Series – Initial Class Sub-Account
May 7, 2012 value (initial public offering) $10.000	2012	$10.763	1,210
	2013	$14.641	26,915
	2014	$15.856	21,864
MFS® International Growth Portfolio – Initial Class Sub-Account
May 7, 2012 value (initial public offering) $10.000	2012	$11.475	1,219
	2013	$12.994	6,562
	2014	$12.273	5,734
MFS® International Value Portfolio – Initial Class Sub-Account
May 7, 2012 value (initial public offering) $10.000	2012	$11.309	6,519
	2013	$14.379	22,824
	2014	$14.484	41,611
MFS® New Discovery Series – Initial Class Sub-Account (1)
May 7, 2012 value (initial public offering) $10.000	2012	$11.084	—
	2013	$15.584	3,668
	2014	$14.369	968
MFS® Utilities Series – Initial Class Sub-Account
May 7, 2012 value (initial public offering) $10.000	2012	$11.099	35,723
	2013	$13.296	52,444
	2014	$14.900	58,623

	Year	Value	Units
PIMCO All Asset Portfolio – Institutional Class Sub-Account
May 7, 2012 value (initial public offering) $10.000	2012	$10.975	636
	2013	$10.956	88,606
	2014	$10.969	158,774
PIMCO CommodityRealReturn® Strategy Portfolio – Institutional Class Sub-Account
May 7, 2012 value (initial public offering) $10.000	2012	$10.909	14,273
	2013	$9.266	16,873
	2014	$7.521	17,297
PIMCO Emerging Markets Bond Portfolio– Institutional Class Sub-Account
May 7, 2012 value (initial public offering) $10.000	2012	$10.978	38,027
	2013	$10.169	35,003
	2014	$10.276	33,208
PIMCO EqS Pathfinder Portfolio - Institutional Class Sub-Account
May 7, 2012 value (initial public offering) $10.000	2014	$12.793	95
PIMCO Global Bond Portfolio (Unhedged) – Institutional Class Sub-Account
May 7, 2012 value (initial public offering) $10.000	2012	$10.238	—
	2013	$9.328	29,880
	2014	$9.496	29,680
PIMCO Global Multi-Asset Managed Allocation Portfolio – Institutional Class Sub-Account
May 7, 2012 value (initial public offering) $10.000	2012	$10.688	279
	2013	$9.808	279
	2014	$10.223	—
PIMCO Low Duration Portfolio – Institutional Class Sub-Account
May 7, 2012 value (initial public offering) $10.000	2012	$10.266	15,393
	2013	$10.206	40,585
	2014	$10.247	33,825
PIMCO Real Return Portfolio – Institutional Class Sub-Account
May 7, 2012 value (initial public offering) $10.000	2012	$10.235	13,951
	2013	$9.250	25,471
	2014	$9.493	34,252
PIMCO Total Return Portfolio – Institutional Class Sub-Account
May 7, 2012 value (initial public offering) $10.000	2012	$10.426	15,889
	2013	$10.176	128,009
	2014	$10.563	135,780
PIMCO Unconstrained Bond Portfolio – Institutional Class Sub-Account
May 7, 2012 value (initial public offering) $10.000	2012	$10.391	1,604
	2013	$10.229	83,651
	2014	$10.493	34,603
Pioneer Strategic Income VCT Portfolio – Class I Shares Sub-Account
May 7, 2012 value (initial public offering) $10.000	2012	$10.654	7,481
	2013	$10.715	22,612
	2014	$11.072	23,793
Royce Capital Fund Micro-Cap Portfolio – Investment Class Sub-Account
May 7, 2012 value (initial public offering) $10.000	2012	$10.726	1,455
	2013	$12.899	2,220
	2014	$12.363	2,239

	Year	Value	Units
Royce Capital Fund Small-Cap Portfolio – Investment Class Sub-Account
May 7, 2012 value (initial public offering) $10.000	2012	$11.038	1,267
	2013	$14.786	9,540
	2014	$15.173	5,449
SEI VP Moderate Strategy Fund - Class II Shares Sub-Account
May 1 , 2014 value (initial public offering) $10.000	2014	$10.532	6,523
Sentinel Variable Products Common Stock Fund Sub-Account
May 7, 2012 value (initial public offering) $10.000	2012	$10.862	—
	2013	$14.222	1,405
	2014	$15.599	15,786
T. Rowe Price Blue Chip Growth Portfolio Sub-Account
May 7, 2012 value (initial public offering) $10.000	2012	$10.506	12,975
	2013	$14.741	50,635
	2014	$15.996	42,626
T. Rowe Price Equity Income Portfolio Sub-Account
May 7, 2012 value (initial public offering) $10.000	2012	$11.033	4,531
	2013	$14.226	29,038
	2014	$15.184	22,646
T. Rowe Price Health Sciences Portfolio Sub-Account
May 7, 2012 value (initial public offering) $10.000	2012	$10.915	19,131
	2013	$16.367	42,478
	2014	$21.405	60,120
T. Rowe Price International Stock Portfolio Sub-Account
May 7, 2012 value (initial public offering) $10.000	2012	$11.412	139
	2013	$12.938	14,916
	2014	$12.701	15,021
T. Rowe Price New America Growth Portfolio Sub-Account
May 7, 2012 value (initial public offering) $10.000	2012	$10.715	5,387
	2013	$14.699	47,818
	2014	$15.975	40,628
Van Eck VIP Global Hard Assets Fund – Initial Class Sub-Account
May 7, 2012 value (initial public offering) $10.000	2012	$11.253	2,180
	2013	$12.364	28,031
	2014	$9.942	29,914
Vanguard VIF – Balanced Portfolio Sub-Account
May 7, 2012 value (initial public offering) $10.000	2012	$10.658	—
	2013	$12.701	92,642
	2014	$13.867	114,604
Vanguard VIF – Capital Growth Portfolio Sub-Account
May 7, 2012 value (initial public offering) $10.000	2012	$11.028	4,942
	2013	$15.181	20,877
	2014	$17.871	36,795
Vanguard VIF – Equity Income Portfolio Sub-Account
May 7, 2012 value (initial public offering) $10.000	2012	$10.709	17,076
	2013	$13.843	108,823
	2014	$15.330	70,699

	Year	Value	Units
Vanguard VIF – Equity Index Portfolio Sub-Account
May 7, 2012 value (initial public offering) $10.000	2012	$10.697	2,121
	2013	$14.055	143,838
	2014	$15.858	37,788
Vanguard VIF – High Yield Bond Portfolio Sub-Account
May 7, 2012 value (initial public offering) $10.000	2012	$10.826	127,896
	2013	$11.229	99,489
	2014	$11.653	111,691
Vanguard VIF – International Portfolio Sub-Account
May 7, 2012 value (initial public offering) $10.000	2012	$11.658	1,247
	2013	$14.283	11,257
	2014	$13.338	12,966
Vanguard VIF – Mid-Cap Index Portfolio Sub-Account
May 7, 2012 value (initial public offering) $10.000	2012	$10.923	1,659
	2013	$14.650	112,608
	2014	$16.541	120,938
Vanguard VIF – Money Market Portfolio Sub-Account
May 7, 2012 value (initial public offering) $10.000	2012	$9.976	36,148
	2013	$9.926	179,307
	2014	$9.876	42,265
Vanguard VIF – REIT Index Portfolio Sub-Account
May 7, 2012 value (initial public offering) $10.000	2012	$10.478	7,189
	2013	$10.658	45,732
	2014	$13.784	72,370
Vanguard VIF – Short-Term Investment-Grade Portfolio Sub-Account
May 7, 2012 value (initial public offering) $10.000	2012	$10.202	3,216
	2013	$10.250	62,811
	2014	$10.368	126,900
Vanguard VIF – Small Company Growth Portfolio Sub-Account
May 7, 2012 value (initial public offering) $10.000	2012	$10.943	—
	2013	$15.941	3,104
	2014	$16.381	8,598
Vanguard VIF – Total Bond Market Index Portfolio Sub-Account
May 7, 2012 value (initial public offering) $10.000	2012	$10.122	35,163
	2013	$9.831	35,285
	2014	$10.348	95,170
Vanguard VIF – Total Stock Market Index Portfolio Sub-Account
May 7, 2012 value (initial public offering) $10.000	2012	$10.772	6,627
	2013	$14.271	35,712
	2014	$15.930	32,216
Virtus International Series Class 1 Sub-Account
May 1, 2013 value (initial public offering) $10.000	2013	$10.098	280
	2014	$9.665	—
Virtus Multi-Sector Fixed Income Series Class 1 Sub-Account
May 1, 2013 value (initial public offering) $10.000	2013	$9.862	2,536
	2014	$10.015	12,151

	Year	Value	Units
Virtus Premium AlphaSector Series Class 1 Sub-Account
May 1, 2013 value (initial public offering) $10.000	2013	$11.536	2,183
	2014	$11.741	1,463
Virtus Real Estate Securities Series Class 1 Sub-Account
May 1, 2013 value (initial public offering) $10.000	2013	$8.979	1,379
	2014	$11.780	1,379
Virtus Small-Cap Growth Series Class 1 Sub-Account
May 1, 2013 value (initial public offering) $10.000	2013	$12.806	853
	2014	$13.464	10,532

(1)
On or about August 11, 2014, the MFS New Discovery Portfolio was reorganized into the MFS New Discovery Series. Information shown in this table for years prior to 2014 is for the MFS New Discovery Portfolio.

APPENDIX B: PORTFOLIO INFORMATION

You can find more detailed information about the Portfolios, including a description of risks and expenses, in the prospectuses for the Portfolios, which can be obtained without charge by contacting our Contract Maintenance Office. You should read those prospectuses carefully before investing. If you have received a summary prospectus for any of the Portfolios listed in Appendix B, please follow the instructions on the first page of the summary prospectus to obtain a copy of the full Portfolio prospectus. The Portfolio information below was provided by the Portfolios. We have not independently verified the accuracy of the information.
THE SUB-ACCOUNTS INVEST IN THE FOLLOWING PORTFOLIOS

PORTFOLIO NAME	INVESTMENT OBJECTIVE	INVESTMENT ADVISOR
AB Variable Products Series Fund, Inc.
AB VPS Real Estate Investment Portfolio – Class A	Seeks long-term growth of capital and income.	AllianceBernstein L.P.
AB VPS Small/Mid Cap Value Portfolio – Class A	Seeks long-term growth of capital.	AllianceBernstein L.P.
ALPS Variable Investment Trust
ALPS/Alerian Energy Infrastructure Portfolio – Class I	Investment results that correspond generally with Alerian Energy Infrastructure Index.	ALPS Advisors, Inc.
American Century Variable Portfolios, Inc.
American Century VP Value Fund Class I	The fund seeks long-term capital growth. Income is a secondary objective.	American Century Investment Management, Inc.
American Funds Insurance Series
American Funds Insurance Series Global Growth and Income Fund – Class 1	To provide long-term growth of capital while providing current income.	Capital Research and Management Company
American Funds Insurance Series Growth Fund – Class 1	To provide growth of capital.	Capital Research and Management Company
American Funds Insurance Series Growth-Income Fund – Class 1	To achieve long-term growth of capital and income.	Capital Research and Management Company
American Funds Insurance Series International Fund – Class 1	To provide long-term growth of capital.	Capital Research and Management Company
American Funds Insurance Series New World Fund – Class 1	To provide long-term capital appreciation.	Capital Research and Management Company
Blackrock Variable Series Funds, Inc.
BlackRock Capital Appreciation V.I. Fund: Class I	The fund seeks long-term growth of capital.	BlackRock Advisors, LLC
BlackRock Global Allocation V.I. Fund: Class I	The fund seeks high total investment return.	BlackRock Advisors, LLC
BlackRock High Yield V.I. Fund: Class I	The fund seeks to maximize total return, consistent with income generation and prudent investment management.	BlackRock Advisors, LLC

PORTFOLIO NAME	INVESTMENT OBJECTIVE	INVESTMENT ADVISOR
Calvert Variable Products, Inc.
Calvert VP EAFE International Index Portfolio Class I
The EAFE International Index Portfolio seeks investment results that correspond to the total return performance of common stocks as represented by the Morgan Stanley Capital International EAFE Index. The MSCI EAFE Index emphasizes the stocks of companies in major markets in Europe, Australasia, and the Far East.
Calvert Investment Management, Inc.
Calvert VP Russell 2000 Small Cap Index Portfolio Class I	The Russell 2000 Small Cap Index Portfolio seeks investment results that correspond to the investment performance of U.S. common stocks, as represented by the Russell 2000 Index.	Calvert Investment Management, Inc.
Columbia Funds Variable Series Trust II
Columbia VP Income Opportunities Fund – Class 1	The Fund seeks to provide shareholders with a high total return through current income and capital appreciation.	Columbia Management Investment Advisers, LLC
Columbia Mid Cap Growth Fund – Class 1	The Fund seeks to provide shareholders with growth of capital.	Columbia Management Investment Advisers, LLC
Columbia VP Select International Equity Fund – Class 1	The Fund seeks to provide shareholders with capital appreciation.	Columbia Management Investment Advisers, LLC
Columbia Funds Variable Insurance Trust
Columbia VP Small Cap Value Fund – Class 1	The Fund seeks long-term capital appreciation.	Columbia Management Investment Advisers, LLC
Delaware VIP® Trust
Delaware VIP® Emerging Markets Series, Standard Class	Seeks long-term capital appreciation.	Delaware Management Company
Delaware VIP® International Value Equity Series, Standard Class	Seeks long-term growth without undue risk to principal.	Delaware Management Company
Delaware VIP® Small Cap Value Series, Standard Class	Seeks capital appreciation.	Delaware Management Company
Delaware VIP® Smid Cap Growth Series, Standard Class	Seeks long-term capital appreciation.	Delaware Management Company (Series sub-advised by: Jackson Square Partners, LLC)
Deutsche Variable Series II
Deutsche Alternative Asset Allocation VIP – Class A	The fund seeks capital appreciation.	Deutsche Investment Management Americas Inc. RREEF America, L.L.C. is the subadviser to the fund

PORTFOLIO NAME	INVESTMENT OBJECTIVE	INVESTMENT ADVISOR
Dimensional Fund Advisors
VA Global Bond Portfolio	Provide a market rate of return for a fixed income portfolio with low relative volatility of returns.	Dimensional Fund Advisors LP
VA International Small Portfolio	Long-term capital appreciation.	Dimensional Fund Advisors LP
VA International Value Portfolio	Long-term capital appreciation.	Dimensional Fund Advisors LP
VA Short-Term Fixed Portfolio	Stable real return in excess of the rate of inflation with a minimum of risk.	Dimensional Fund Advisors LP
VA U.S. Large Value Portfolio	Long-term capital appreciation.	Dimensional Fund Advisors LP
VA U.S. Targeted Value Portfolio	Long-term capital appreciation.	Dimensional Fund Advisors LP
Dreyfus Variable Investment Fund (“Dreyfus VIF”)
Dreyfus VIF – Appreciation Portfolio – Initial Shares	The fund seeks long-term capital growth consistent with the preservation of capital. Its secondary goal is current income.	The Dreyfus Corporation Sub-advised by Fayez Sarofim & Co.
Eaton Vance Variable Trust
Eaton Vance VT Floating-Rate Income Fund – ADV Class	The Fund's investment objective is to provide a high level of current income.	Eaton Vance Management
Fidelity® Variable Insurance Products
Fidelity VIP Contrafund® Portfolio – Initial Class	Fidelity VIP Contrafund® Portfolio seeks long-term capital appreciation.	Fidelity Management & Research Company (FMR) FMR Co., Inc. (FMRC) and other investment advisers serve as sub-advisers for the fund.
Fidelity VIP Energy Portfolio – Initial Class	Fidelity VIP Energy Portfolio seeks capital appreciation.	Fidelity SelectCo, LLC
Fidelity VIP Financial Services Portfolio – Initial Class	Fidelity VIP Financial Services Portfolio seeks capital appreciation.	Fidelity SelectCo, LLC
Fidelity VIP Investment Grade Bond Portfolio – Initial Class	Fidelity VIP Investment Grade Bond Portfolio seeks as high a level of current income as is consistent with the preservation of capital.	Fidelity Management & Research Company (FMR) Fidelity Investment Management, Inc. (FIMM) and other investment advisers serve as sub-advisers for the fund.
Fidelity VIP Mid Cap Portfolio – Initial Class	Fidelity VIP Mid Cap Portfolio seeks long-term growth of capital.	Fidelity Management & Research Company (FMR) FMR Co., Inc. (FMRC) and other investment advisers serve as sub-advisers for the fund.
Fidelity VIP Real Estate Portfolio – Initial Class
Fidelity VIP Real Estate Portfolio seeks above-average income and long-term capital growth, consistent with reasonable investment risk. The fund seeks to provide a yield that exceeds the composite yield of the S&P 500® Index.
Fidelity SelectCo, LLC
Fidelity VIP Strategic Income Portfolio – Initial Class	Fidelity VIP Strategic Income Portfolio seeks a high level of current income. The fund may also seek capital appreciation.
Fidelity Management & Research Company (FMR) Fidelity Investment Management, Inc. (FIMM), FMR Co., Inc. (FMRC), FIL Investment Advisers (UK) Limited (FIA(UK)), and other investment advisers serve as sub-advisers for the fund.

Fidelity VIP Technology Portfolio – Initial Class	Fidelity VIP Technology Portfolio seeks capital appreciation.	Fidelity SelectCo, LLC

PORTFOLIO NAME	INVESTMENT OBJECTIVE	INVESTMENT ADVISOR
Franklin Templeton Variable Insurance Products Trust
Franklin Income VIP Fund – Class 1	Seeks to maximize income while maintaining prospects for capital appreciation. Under normal market conditions, the fund invests in both equity and debt securities.	Franklin Advisers, Inc.
Franklin Mutual Global Discovery VIP Fund – Class 1	Seeks capital appreciation. Under normal market conditions, the fund invests primarily in U.S. and foreign equity securities that the investment manager believes are undervalued.	Franklin Mutual Advisers, LLC
Franklin Mutual Shares VIP Fund – Class 1
Seeks capital appreciation, with income as a secondary goal. Under normal market conditions, the fund invests primarily in U.S. and foreign equity securities that the investment manager believes are undervalued.
Franklin Mutual Advisers, LLC
Franklin Rising Dividends VIP Fund – Class 1
Seeks long-term capital appreciation, with preservation of capital as an important consideration. Under normal market conditions, the fund invests at least 80% of its net assets in equity securities of financially sound companies that have paid rising dividends.
Franklin Advisory Services, LLC
Franklin Strategic Income VIP Fund – Class 1
Seeks a high level of current income, with capital appreciation over the long term as a secondary goal. Under normal market conditions, the fund invests primarily to predominantly in U.S. and foreign debt securities, including those in emerging markets.
Franklin Advisers, Inc.
Franklin U.S. Government Securities VIP Fund – Class 1	Seeks income. Under normal market conditions, the fund invests at least 80% of its net assets in U.S. government securities.	Franklin Advisers, Inc.
Templeton Developing Markets VIP Fund – Class 1	Seeks long-term capital appreciation. Under normal market conditions, the fund invests at least 80% of its net assets in emerging market investments.	Templeton Asset Management Ltd.
Templeton Foreign VIP Fund – Class 1	Seeks long-term capital growth. Under normal market conditions, the fund invests at least 80% of its net assets in investments of issuers located outside the U.S., including those in emerging markets.	Templeton Investment Counsel, LLC
Templeton Global Bond VIP Fund – Class 1
Seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration. Under normal market conditions, the fund invests at least 80% of its net assets in bonds, which include debt securities of any maturity, such as bonds, notes, bills and debentures.
Franklin Advisers, Inc.

PORTFOLIO NAME	INVESTMENT OBJECTIVE	INVESTMENT ADVISOR
Goldman Sachs Variable Insurance Trust
GS VIT Strategic Income Fund – Institutional	The Fund seeks total return comprised of income and capital appreciation.	Goldman Sachs Asset Management, L.P.
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. Balanced Risk Allocation Fund Series I	The fund's investment objective is total return with a low to moderate correlation to traditional financial market indices.	Invesco Advisers, Inc.
Invesco V.I. Comstock Fund Series I
The fund's investment objective is to seek capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.
Invesco Advisers, Inc.
Invesco V.I. Core Equity Fund Series I	The fund's investment objective is long-term growth of capital.	Invesco Advisers, Inc.
Invesco V.I. Global Real Estate Fund Series I	The fund's investment objective is total return through growth of capital and current income.	Invesco Advisers, Inc. Sub-advised by Invesco Asset Management Limited
Invesco V.I. International Growth Fund Series I	The fund's investment objective is long-term growth of capital.	Invesco Advisers, Inc.
Invesco V.I. Mid Cap Core Equity Fund Series I	The fund's investment objective is long-term growth of capital.	Invesco Advisers, Inc.
Invesco V.I. Small Cap Equity Fund Series I	The fund's investment objective is long-term growth of capital.	Invesco Advisers, Inc.
Janus Aspen Series
Janus Aspen Enterprise Portfolio – Institutional Shares	Seeks long-term growth of capital.	Janus Capital Management LLC
Janus Aspen Flexible Bond Portfolio – Institutional Shares	Seeks to obtain maximum total return, consistent with preservation of capital.	Janus Capital Management LLC
Janus Aspen Overseas Portfolio – Institutional Shares	Seeks long-term growth of capital.	Janus Capital Management LLC
Janus Aspen Perkins Mid Cap Value Portfolio – Institutional Shares	Seeks capital appreciation.	Janus Capital Management LLC (Perkins Investment Management LLC is Sub-adviser)
JPMorgan Insurance Trust
JPMorgan Insurance Trust Mid Cap Value Portfolio – Class 1 Shares	The portfolio seeks capital appreciation with the secondary goal of achieving current income by investing primarily in equity securities.	J.P.Morgan Investment Management Inc., an indirect, wholly–owned subsidiary of JPMorgan Chase & Co.
The Merger Fund VL
The Merger Fund VL	The Fund seeks to achieve capital growth by engaging in merger arbitrage.	Westchester Capital Management, LLC
MFS® Variable Insurance Trust
MFS® Growth Series – Initial Class	Seeks capital appreciation.	Massachusetts Financial Services Company
MFS® Utilities Series – Initial Class	Seeks total return.	Massachusetts Financial Services Company

PORTFOLIO NAME	INVESTMENT OBJECTIVE	INVESTMENT ADVISOR
MFS® Variable Insurance Trust II
MFS® Government Securities Portfolio – Initial Class	Seeks total return with an emphasis on current income, but also considering capital appreciation.	Massachusetts Financial Services Company
MFS® International Growth Portfolio – Initial Class	Seeks capital appreciation.	Massachusetts Financial Services Company
MFS® International Value Portfolio – Initial Class	Seeks capital appreciation.	Massachusetts Financial Services Company
MFS® New Discovery Series – Initial Class	Seeks capital appreciation.	Massachusetts Financial Services Company
PIMCO Variable Insurance Trust
PIMCO All Asset Portfolio – Institutional Class	The Portfolio seeks maximum real return, consistent with preservation of real capital and prudent investment management.	Pacific Investment Management Company LLC Sub-advised by Research Affiliates LLC
The PIMCO All Asset Portfolio is a “fund of funds”, which means that it achieves its objective by investing in other mutual funds rather than in individual securities.
PIMCO CommodityRealReturn® Strategy Portfolio – Institutional Class	The Portfolio seeks maximum real return, consistent with prudent investment management.	Pacific Investment Management Company LLC
PIMCO Emerging Markets Bond Portfolio – Institutional Class	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Management Company LLC
PIMCO EqS Pathfinder Portfolio™ – Institutional Class	The Portfolio seeks capital appreciation.	Pacific Investment Management Company LLC
PIMCO Foreign Bond Portfolio (Unhedged) – Institutional Class	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Management Company LLC
PIMCO Global Bond Portfolio (Unhedged) – Institutional Class	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Management Company LLC
PIMCO Global Multi-Asset Managed Allocation Portfolio – Institutional Class	The Portfolio seeks total return which exceeds that of a blend of 60% MSCI World Index/40% Barclays U.S. Aggregate Index.	Pacific Investment Management Company LLC
PIMCO Long-Term U.S. Government Portfolio – Institutional Class	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Management Company LLC
PIMCO Low Duration Portfolio – Institutional Class	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Management Company LLC
PIMCO Real Return Portfolio – Institutional Class	The Portfolio seeks maximum real return, consistent with preservation of real capital and prudent investment management.	Pacific Investment Management Company LLC
PIMCO Total Return Portfolio – Institutional Class	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Management Company LLC

PORTFOLIO NAME	INVESTMENT OBJECTIVE	INVESTMENT ADVISOR
PIMCO Unconstrained Bond Portfolio – Institutional Class	The Portfolio seeks maximum long-term return, consistent with preservation of capital and prudent investment management.	Pacific Investment Management Company LLC
Pioneer Variable Contracts Trust
Pioneer Fund VCT Portfolio – Class I Shares	Reasonable income and capital growth.	Pioneer Investment Management, Inc.
Pioneer Strategic Income VCT Portfolio – Class I Shares	The Portfolio seeks high current income by actively managing a diversified portfolio of U.S. and international high yield and investment-grade debt securities.	Pioneer Investment Management, Inc.
Royce Capital Fund
Royce Capital Fund Micro-Cap Portfolio – Investment Class	Seeks long-term growth of capital.	Royce & Associates, LLC
Royce Capital Fund Small-Cap Portfolio – Investment Class	Seeks long-term growth of capital.	Royce & Associates, LLC
SEI Insurance Product Trust
VP Balanced Strategy Fund – Class II Shares	Capital appreciation while maintaining broad equity and fixed income market participation.	SEI Investments Management Corporation
VP Conservative Strategy Fund – Class II Shares	Manage risk of loss while providing the opportunity for modest capital appreciation.	SEI Investments Management Corporation
VP Defensive Strategy Fund – Class II Shares	Manage risk of loss while providing current income and opportunity for limited capital appreciation.	SEI Investments Management Corporation
VP Market Growth Strategy Fund – Class II Shares	Capital appreciation while maintaining broad equity and fixed income market participation.	SEI Investments Management Corporation
VP Market Plus Strategy Fund – Class II Shares	Long-term capital appreciation.	SEI Investments Management Corporation
VP Moderate Strategy Fund – Class II Shares	Capital appreciation, while managing the risk of loss.	SEI Investments Management Corporation
The SEI Portfolios are “funds-of-funds”, which means that they achieve their objectives by investing in other mutual funds rather than in individual securities.
Sentinel Variable Products Trust
Sentinel Variable Products Bond Fund	The Fund seeks high current income while seeking to control risk.	Sentinel Asset Management, Inc.
Sentinel Variable Products Common Stock Fund	The Fund seeks a combination of growth of capital, current income, growth of income and relatively low risk as compared with the stock market as a whole.	Sentinel Asset Management, Inc.
Sentinel Variable Products Small Company Fund	The Fund seeks growth of capital.	Sentinel Asset Management, Inc.
T. Rowe Price Variable Insurance Portfolios
T. Rowe Price Blue Chip Growth Portfolio	Long-term capital growth. Income is a secondary objective.	T. Rowe Price Associates, Inc.
T. Rowe Price Equity Income Portfolio	High level of dividend income and long-term capital growth primarily through investments in stocks.	T. Rowe Price Associates, Inc.

PORTFOLIO NAME	INVESTMENT OBJECTIVE	INVESTMENT ADVISOR
T. Rowe Price Health Sciences Portfolio	Long-term capital appreciation.	T. Rowe Price Associates, Inc.
T. Rowe Price International Stock Portfolio	Long-term growth of capital through investments primarily in the common stocks of established, non-U.S. companies.	T. Rowe Price Associates, Inc. Sub-advised by T. Rowe Price International Ltd and T. Rowe Price Singapore Private Ltd.
T. Rowe Price New America Growth Portfolio	Long-term growth of capital by investing primarily in the common stocks of growth companies.	T. Rowe Price Associates, Inc.
Van Eck VIP Trust
Van Eck VIP Global Hard Assets Fund – Initial Class	The Van Eck VIP Global Hard Assets Fund seeks long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.	Van Eck Associates Corporation
Vanguard® Variable Insurance Fund Portfolios Vanguard is a registered trademark of The Vanguard Group
Vanguard VIF – Balanced Portfolio	The Balanced Portfolio seeks to provide long-term capital appreciation and reasonable current income.	Wellington Management Company, LLP
Vanguard VIF – Capital Growth Portfolio	The Capital Growth Portfolio seeks to provide long-term capital appreciation.	PRIMECAP Management Company
Vanguard VIF – Equity Income Portfolio	The Equity Income Portfolio seeks to provide an above-average level of current income and reasonable long-term capital appreciation.	Wellington Management Company, LLP and The Vanguard Group, Inc.
Vanguard VIF – Equity Index Portfolio	The Equity Index Portfolio seeks to track the performance of a benchmark index that measures the investment return of large-capitalization stocks.	The Vanguard Group, Inc.
Vanguard VIF – High Yield Bond Portfolio	The High Yield Bond Portfolio seeks to provide a high level of current income.	Wellington Management Company, LLP
Vanguard VIF – International Portfolio	The International Portfolio seeks to provide long-term capital appreciation.	Baillie Gifford Overseas Ltd., M&G Investment Management Limited, and Schroder Investment Management North America Inc.
Vanguard VIF – Mid-Cap Index Portfolio	The Mid-Cap Index Portfolio seeks to track the performance of a benchmark index that measures the investment return of mid-capitalization stocks.	The Vanguard Group, Inc.
Vanguard VIF – Money Market Portfolio	The Money Market Portfolio seeks to provide current income while maintaining liquidity and a stable share price of $1.	The Vanguard Group, Inc.
Vanguard VIF – REIT Index Portfolio
The REIT Index Portfolio seeks to provide a high level of income and moderate long-term capital appreciation by tracking the performance of a benchmark index that measures the performance of publicly traded equity Real Estate Investment Trusts.
The Vanguard Group, Inc.
Vanguard VIF – Short-Term Investment-Grade Portfolio	The Short-Term Investment-Grade Portfolio seeks to provide current income while maintaining limited price volatility.	The Vanguard Group, Inc.
Vanguard VIF – Small Company Growth Portfolio	The Small Company Growth Portfolio seeks to provide long-term capital appreciation.	Granahan Investment Management, Inc. and The Vanguard Group, Inc.

PORTFOLIO NAME	INVESTMENT OBJECTIVE	INVESTMENT ADVISOR
Vanguard VIF – Total Bond Market Index Portfolio	The Total Bond Market Index Portfolio seeks to track the performance of a broad, market-weighted bond index.	The Vanguard Group, Inc.
Vanguard VIF – Total Stock Market Index Portfolio	The Total Stock Market Index Portfolio seeks to track the performance of a benchmark index that measures the investment return of the overall stock market.	The Vanguard Group, Inc.
Virtus Variable Insurance Trust
Virtus International Series Class 1	High total return consistent with reasonable risk.	Virtus Investment Advisers, Inc. Sub-Advised by Aberdeen Asset Management
Virtus Multi-Sector Fixed Income Series Class 1	Long-term total return.	Virtus Investment Advisers, Inc. Sub-Advised by Newfleet Asset Management, LLC
Virtus Premium AlphaSector Series Class 1	Long-term capital appreciation.	Virtus Investment Advisers, Inc. Sub-Advised by Euclid Advisors LLC and F-Squared Institutional Advisors, LLC
Virtus Real Estate Securities Series Class 1	Capital appreciation and income with approximately equal emphasis.	Virtus Investment Advisers, Inc. Sub-Advised by Duff & Phelps Investment Management Co.
Virtus Small-Cap Growth Series Class 1	Long-term capital growth.	Virtus Investment Advisers, Inc. Sub-Advised by Kayne Anderson Rudnick Investment Management LLC

THE FOLLOWING PORTFOLIO IS AVAILABLE ONLY IF YOU HAVE BEEN CONTINUOUSLY INVESTED IN IT SINCE JANUARY 31, 2013
PORTFOLIO NAME	INVESTMENT OBJECTIVE	INVESTMENT ADVISOR
AB Variable Products Series Fund, Inc.
AB VPS Small Cap Growth Portfolio – Class A	Seeks long-term growth of capital.	AllianceBernstein L.P.

THE FOLLOWING PORTFOLIO IS AVAILABLE ONLY IF YOU HAVE BEEN CONTINUOUSLY INVESTED IN IT SINCE APRIL 30, 2015
PORTFOLIO NAME	INVESTMENT OBJECTIVE	INVESTMENT ADVISOR
American Century Variable Portfolios, Inc.
American Century VP Mid Cap Value Fund Class I	The fund seeks long-term capital growth. Income is a secondary objective.	American Century Investment Management, Inc.

APPENDIX C: STATE VARIATIONS

The following information is a summary of the states where Symetra True Variable Annuity Contracts or certain features and/or benefits vary from the Contract’s features and benefits as previously described in this prospectus. Certain provisions of the Contract may be different from the general description in this prospectus due to variations required by state law. The state in which your Contract is issued also governs whether or not certain riders, options, charges or fees are available or will vary under your Contract. Any state variations will be included in your Contract or in riders or endorsements attached to your Contract.

STATE	FEATURE OR BENEFIT	VARIATION OR AVAILABILITY
Arizona	See “Right To Examine” under “Section 2-Purchase”.
If you reside in Arizona and you are 65 years of age or older on the Contract Date or your Contract is a replacement of another insurance or annuity contract, you may return the Contract within 30 days from the date you received it and receive a refund of the Contract Value plus any fees or charges deducted under the Contract.

California	See “Right To Examine” under “Section 2-Purchase”.
If you reside in California and you are age 60 or older, you may return the Contract within 30 days from the date you received it. During that 30-day period, your money will be placed in the money-market Sub-account, unless you direct that Purchase Payments be invested in a stock or bond Sub-account underlying the Contract during the 30-day period. If you do not direct that the Purchase Payments be invested in a stock or bond Sub-account, and if you return the Contract within the 30-day period, you will be entitled to a refund of the Purchase Payments plus any fees or charges deducted under the Contract. If you direct that the Purchase Payments be invested in a stock or bond Sub-account during the 30-day period, and if you return the Contract during that period, you will be entitled to a refund of the Contract Value, which could be less than the Purchase Payments you paid for the Contract.

See “Optional Death Benefit Rider: Wealth Transfer Benefit” under “Section 8-Death Benefit and Optional Death Benefit Rider”.
The WTB Rider will not terminate if you assign the Contract or add or replace an Owner to the Contract. Adding an Owner to, assigning, or transferring the Contract will not change the life on which the WTB rider is based. The WTB rider charge will continue to be based on the life of the original Owner used to determine the WTB rider charge. In the case of a non-natural Owner, the WTB rider charge will continue to be based on the life of the original Annuitant used to determine the WTB rider charge.

STATE	FEATURE OR BENEFIT	VARIATION OR AVAILABILITY
See “WTB Rider Calculation” under “Section 8-Death Benefit and Optional Death Benefit Rider”.
The third sentence of this paragraph is deleted and replaced with the following:

Any applicable WTB Additional Benefit will be added to the Contract Value when we receive due proof of death of the:

•    original Owner; or
•    in the case of joint Owners, either Owner; or
•    in the case of a non-natural Owner, the original Annuitant; or
•    in the case of a non-natural Owner with joint Annuitants, either Annuitant.

The WTB rider will terminate and no WTB Additional Benefit will be paid if the Contract is fully annuitized, terminated, or we are notified of the death of the new owner, or, in the case of joint Owners, the death of the first of either new owner prior to:

•    notification of the death of the original Owner (or the first Owner to die if originally owned by joint Owners); or
•    in the case of a non-natural original Owner, notification of death of the original Annuitant (or the death of the first Annuitant in the case of joint Annuitants).

	See “WTB Rider Termination” under “Section 8-Death Benefit and Optional Death Benefit Rider”.	The fourth and fifth bullets regarding assignment of the Contract and the change of ownership as a trigger for termination of the WTB Rider are deleted.
Connecticut	See “Right To Examine” under “Section 2- Purchase”.
If you reside in Connecticut and your Contract is a replacement of another insurance or annuity contract, you may return it within 10 days from the date you received it. When we receive the Contract, we will refund the Contract Value plus any fees or charges deducted under the Contract.

See “Optional Death Benefit Rider: Wealth Transfer Benefit” under “Section 8-Death Benefit and Optional Death Benefit Rider”.
The WTB Rider will not terminate if you assign the Contract or add or replace an Owner to the Contract. Adding an Owner to, assigning, or transferring the Contract will not change the life on which the WTB rider is based. The WTB rider charge will continue to be based on the life of the original Owner used to determine the WTB rider charge. In the case of a non-natural Owner, the WTB rider charge will continue to be based on the life of the original Annuitant used to determine the WTB rider charge.

STATE	FEATURE OR BENEFIT	VARIATION OR AVAILABILITY
See “WTB Rider Calculation” under “Section 8-Death Benefit and Optional Death Benefit Rider”.
The third sentence of this paragraph is deleted and replaced with the following:

Any applicable WTB Additional Benefit will be added to the Contract Value when we receive due proof of death of the:

•    original Owner; or
•    in the case of joint Owners, either Owner; or
•    in the case of a non-natural Owner, the original Annuitant; or
•    in the case of a non-natural Owner with joint Annuitants, either Annuitant.

The WTB rider will terminate and no WTB Additional Benefit will be paid if the Contract is fully annuitized, terminated, or we are notified of the death of the new owner, or, in the case of joint Owners, the death of the first of either new owner prior to:

•    notification of the death of the original Owner (or the first Owner to die if originally owned by joint Owners); or
•    in the case of a non-natural original Owner, notification of death of the original Annuitant (or the death of the first Annuitant in the case of joint Annuitants).

	See “WTB Rider Termination” under “Section 8-Death Benefit and Optional Death Benefit Rider”.	The fourth and fifth bullets regarding assignment of the Contract and the change of ownership as a trigger for termination of the WTB Rider are deleted.
Delaware	See “Right To Examine” under “Section 2-Purchase”.
If you reside in Delaware and your Contract is a replacement of another insurance or annuity contract, you may return it within 20 days from the date you received it. When we receive the Contract, we will refund the Contract Value plus any fees or charges deducted under the Contract.

District of Columbia	See “Right To Examine” under “Section 2-Purchase”.
If you reside in the District of Columbia and your Contract is a replacement of another insurance or annuity contract, you may return it within 10 days from the date you received it. When we receive the Contract, we will refund the Contract Value plus any fees or charges deducted under the Contract.

Florida	See “Right To Examine” under “Section 2-Purchase”.
If you reside in Florida, you may return the Contract within twenty-one days from the date you received it. When we receive the Contract, we will refund the Contract Value plus any fees or charges deducted under the Contract.

See “Death Benefit” under “Section 8-Death Benefit and Optional Death Benefit Amount”.
The sentence under this paragraph is replaced with the following:

If you die during the Accumulation Phase and the WTB rider is not in effect, your Contract provides you with a death benefit equal to your Contract Value as of the Business Day the death benefit is paid plus any applicable interest.

Montana	Features based on sex	If you reside in Montana, all features and charges where the sex of the Owner or Annuitant would be a factor will be based upon uni-sex rates.

STATE	FEATURE OR BENEFIT	VARIATION OR AVAILABILITY
See “Payment of Death Benefit” under “Section 8-Death Benefit and Optional Death Benefit Amount”.
The first paragraph under this section is replaced with the following:

We will pay the death benefit within 60 days of receipt of due proof of death in Good Order at our Contract Maintenance Office. The Contract Value will be subject to investment performance and applicable charges until the date the death benefit is paid. If we postpone payment of the death benefit for 30 days or more after we receive due proof of death, we will pay interest on the death benefit amount from the 30th day until the death benefit is paid.

North Dakota	See “Right To Examine” under “Section 2-Purchase”.
If you reside in North Dakota, you may return your Contract, including a Contract that is a replacement of another insurance or annuity contract, within 20 days from the date that you receive it and receive a refund of the Contract Value plus any fees or charges deducted under the Contract.

South Dakota	See “Right To Examine” under “Section 2-Purchase”.
If you reside in South Dakota and your Contract is a replacement of another insurance or annuity contract, you may return it within 10 days from the date you received it. When we receive the Contract, we will refund the Contract Value plus any fees or charges deducted under the Contract.

APPENDIX D: WTB RIDER EXAMPLE

The following is a hypothetical projection of Contract Values with resulting WTB Additional Benefits and WTB rider charges. The chart also shows the impact of certain transactions and Sub-account performance on the WTB rider, WTB rider charges, and Contract Value, including the impact of WTB Threshold Cap, and provides more detailed explanations of each such event.
The hypothetical projections shown below and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future performance. Actual investment performance of the Portfolios may vary depending on a number of factors, including the investment allocations by the Contract Owner and different investment rates of return for the Portfolios. The WTB Additional Benefit and Contract Value for a Contract would be different from those shown if the actual investment performance of the Portfolios fluctuated above or below the assumptions used, if more withdrawals or Purchase Payments were made to the Contract, or if a Contract Owner did not match the assumptions below for our representative Contract Owner. No representation can be made by Symetra Life that these assumed projections can be achieved for any one Contract.

ASSUMPTIONS:
Contract Owner Sex:				Male					WTB Rider Charge Rates
Date of Birth:				March 11, 1940					Attained Age 75:		5.4619%
Contract Date:				May 1, 2015					Attained Age 76:		6.0240%
WTB Threshold Cap:				$1,000,000
Explanatory Note	Date	Contract Value Before Transactions	Purchase Payments	Withdrawals	WTB Threshold after Transactions	Purchase Payments Covered Uncovered		Total Contract Value after Transactions	Contract Value Covered Uncovered		WTB Earnings	WTB Gain	WTB Additional Benefit	WTB Benefit Base	WTB Rider Charge
1	5/1/2015	—	$750,000	—	$750,000	$750,000	—	$750,000	$750,000	—	—	—	—	$750,000	—
2	6/1/2015	$775,000	—	—	750,000	750,000	—	775,000	775,000	—	$25,000	$25,000	$12,500	787,500	$56.89
	7/1/2015	765,000	—	—	750,000	750,000	—	765,000	765,000	—	15,000	15,000	7,500	772,500	34.14
	8/3/2015	750,000	—	—	750,000	750,000	—	750,000	750,000	—	—	—	—	750,000	—
	9/1/2015	740,000	—	—	750,000	750,000	—	740,000	740,000	—	—	—	—	740,000	—
	10/1/2015	755,000	—	—	750,000	750,000	—	755,000	755,000	—	5,000	5,000	2,500	757,500	11.38
3	10/14/2015	740,000	500,000	—	1,250,000	1,000,000	$250,000	1,240,000	992,000	$248,000	—	—	2,500	1,242,500	—
	11/2/2015	1,240,000	—	—	1,250,000	1,000,000	250,000	1,240,000	992,000	248,000	—	—	—	1,240,000	—
	12/1/2015	1,250,000	—	—	1,250,000	1,000,000	250,000	1,250,000	1,000,000	250,000	—	—	—	1,250,000	—
	1/4/2016	1,240,000	—	—	1,250,000	1,000,000	250,000	1,120,000	992,000	248,000	—	—	—	1,240,000	—
4	1/21/2016	1,230,000	—	110,000	1,140,000	912,000	228,000	1,130,000	896,000	224,000	—	—	—	1,120,000	—
	2/1/2016	1,130,000	—	—	1,140,000	912,000	228,000	1,160,000	904,000	226,000	—	—	—	1,130,000	—
	3/1/2016	1,160,000	—	—	1,140,000	912,000	228,000	1,150,000	928,000	232,000	20,000	16,000	8,000	1,168,000	36.41
5	4/1/2016	1,150,000	—	—	1,140,000	912,000	228,000	950,000	920,000	230,000	10,000	8,000	4,000	1,154,000	20.08
6	4/22/2016	1,170,000	—	220,000	950,000	760,000	190,000	950,000	760,000	190,000	—	—	4,000	954,000	—
	5/2/2016	950,000	—	—	950,000	760,000	190,000	950,000	760,000	190,000	—	—	—	950,000	—
	6/1/2016	960,000	—	—	950,000	760,000	190,000	960,000	768,000	192,000	10,000	8,000	4,000	964,000	20.08
	7/1/2016	950,000	—	—	950,000	760,000	190,000	950,000	760,000	190,000	—	—	—	950,000	—
7	7/13/2016	955,000	300,000	—	1,250,000	1,000,000	250,000	1,255,000	1,004,000	251,000	5,000	4,000	—	1,255,000	—

Explanatory Notes:

1
On 5/1/2015, the initial $750,000 Purchase Payment is applied to the Contract. The WTB Threshold is $750,000. Because the WTB Threshold is below the WTB Threshold Cap of $1,000,000, the entire Purchase Payment is covered.

2
On 6/1/2015, the Contract Value is equal to $775,000 (as shown under the “Contract Value Before Transactions” column). Because the WTB Threshold is below the WTB Threshold Cap of $1,000,000, the entire Contract Value is covered. The WTB Gain is equal to the Contract Value (as shown under the “Contract Value – Covered” column) less the WTB Threshold, which in this instance is the same as the covered Purchase Payments. ($775,000 - $750,000 = $25,000)

To determine the WTB Benefit Base, the Contract Value is added to 50% of the WTB Gain. ($775,000 + (.50 x $25,000) = $787,500). The WTB Additional Benefit is the WTB Benefit Base minus the Contract Value. ($787,500 - $775,000 = $12,500)

The rider charge for that Contract Month is determined by taking the WTB Additional Benefit and multiplying it by the WTB Charge Rate and then dividing it by 12. ($12,500 x 0.054619 / 12 = $56.89)

3
On 10/14/2015, an additional Purchase Payment of $500,000 is applied to the Contract. The new WTB Threshold is equal to the WTB Threshold shown for 10/1/2015 plus the additional Purchase Payment. ($750,000 + $500,000 = $1,250,000)

Any additional Purchase Payment is applied first to the covered Purchase Payment amount, up to the $1,000,000 WTB Threshold Cap, then the uncovered amount. Thus, the amount applicable to the covered portion of the Purchase Payment is equal to the WTB Threshold Cap less the current covered Purchase Payment amount ($1,000,000 - $750,000 = $250,000). The uncovered Purchase Payment amount is increased by the remaining $250,000.
The Contract Value is also divided into covered and uncovered portions based on the ratio of the covered Purchase Payments to the uncovered Purchase Payments. The ratio of covered Purchase Payment to uncovered Purchase Payments is $1,000,000 / $250,000, resulting in a 4 to 1 ratio.

The Contract Value (as shown under the column “Total Contract Value after Transactions”) is divided in the same 4 to 1 ratio, which results in the following percentage allocation of Contract Value:

80% is covered and 20% is uncovered.
($1,240,000 x 80% = $992,000)
($1,240,000 x 20% = $248,000)

The WTB Additional Benefit for a death occurring anytime during this Contract Month remains $2,500. The WTB Additional Benefit remains constant for the entire Contract Month regardless of any transactions during the Contract Month, and regardless of any changes in the Contract Value.

4
On 1/21/2016, a withdrawal of $110,000 is made from the Contract. The Contract Value before the withdrawal was equal to $1,230,000 (as shown in the column “Contract Value Before Transactions”). The withdrawal first reduces any WTB Earnings to zero, and then reduces the WTB Threshold.

The excess of the Contract Value over the WTB Threshold before the withdrawal equals the Contract Value (as shown in the column “Contract Value Before Transactions”) less the WTB Threshold prior to the transaction, which is shown under the “WTB Threshold After Transactions” column for the 1/4/2016 date. ($1,230,000 - $1,250,000 = -$20,000)

Because the result is a negative number, the WTB Earnings are equal to zero. Because WTB Earnings are equal to zero, the withdrawal reduces the WTB Threshold by the entire withdrawal amount. ($1,250,000 - $110,000 = $1,140,000)

The reduction in the WTB Threshold of $110,000 must now be divided into covered and uncovered portions of Purchase Payments. The reduction applies proportionally based on the covered and uncovered Purchase Payment amounts prior to the withdrawal. Prior to the withdrawal, the covered Purchase Payment amount represented 80% ($1,000,000 / $1,250,000) of the total WTB Threshold. Thus, the covered Purchase Payment amount is reduced by the amount of the withdrawal multiplied by 80%. ($110,000 x 80% = $88,000)

The new covered Purchase Payment amount is the WTB Threshold Cap adjusted for the withdrawal. ($1,000,000 - $88,000 = $912,000)
Similarly, the uncovered Purchase Payment amount is reduced by 20% of the withdrawal amount. The new uncovered Purchase Payment amount is $228,000.

5
On 4/1/2016, the Contract Owner's WTB rider charge increased because the Contract Owner's attained age increased to age 76 on 3/11/2016, and 4/1/2016 is the first Business Day of the next Contract Month following the Contract Owner's birthday. Thus, the WTB rider charge calculations in the following 12 Contract Months will be based on age 76 (6.0240% in this example). Thus, the WTB rider charge calculation for 4/1/2016 is $4,000 (WTB Additional Benefit) x .060240/12= $20.08.

6
On 4/22/2016, a $220,000 withdrawal is made from the Contract. The Contract Value just before the withdrawal equals $1,170,000. The WTB Threshold just before the withdrawal equals $1,140,000. The withdrawal first reduces any WTB Earnings to zero, and then reduces the WTB Threshold.

The WTB Earnings equal the amount by which your covered Contract Value exceeds the WTB Threshold. We use the WTB Threshold prior to the transaction which is shown under the 4/1/2016 date. ($1,170,000 - $1,140,000 = $30,000)

Because the withdrawal was greater than the WTB Earnings, the WTB Earnings are reduced to zero. Thus the excess withdrawal reduces the WTB Threshold. The reduction to the WTB Threshold is equal to the withdrawal amount minus the WTB Earnings. ($220,000 - $30,000 = $190,000)

The new WTB Threshold is thus equal to $1,140,000 - $190,000 = $950,000.

The reduction in the WTB Threshold of $190,000 must now be divided into covered and uncovered portions of Purchase Payments. The reduction applies proportionally based on the covered and uncovered Purchase Payment amounts prior to the withdrawal. Prior to the withdrawal, the covered Purchase Payment amount represented 80% ($912,000 / $1,140,000) of the total WTB Threshold. Thus, the covered Purchase Payment amount is reduced by $152,000 ($190,000 x 80%). The new covered Purchase Payment amount is $912,000 - $152,000 = $760,000. Similarly, the uncovered Purchase Payment amount is reduced by 20% of the withdrawal. The new uncovered Purchase Payment amount is $190,000.

Although the withdrawal depleted all the WTB Earnings, the WTB Additional Benefit for a death anytime this Contract Month remains $4,000. The WTB Additional Benefit is calculated on the first Business Day of the Contract Month. In this case the first Business Day is 4/1/2016 and the WTB Additional Benefit remains constant for the entire Contract Month. It is recalculated for the next Contract Month on the first Business Day of the following Contract Month which is 5/2/2016.

7
On 7/13/2016, a $300,000 Purchase Payment is applied. The new WTB Threshold is equal to $1,250,000 ($950,000 + $300,000). Any additional Purchase Payment is applied first to the covered Purchase Payment amount, up to the $1,000,000 WTB Threshold Cap, then the uncovered amount. Thus, the amount applicable to the covered portion is the WTB Threshold Cap minus the current covered amount. ($1,000,000 - $760,000 = $240,000)

The remaining amount of $60,000 increases the uncovered Purchase Payment amount. The Contract Value is divided into covered and uncovered portions, based on the new ratio of the covered Purchase Payments to the uncovered payments. The ratio of covered Purchase Payment to uncovered Purchase Payment is: $1,000,000 / $250,000, resulting in a 4 to 1 ratio.

The Contract Value (as shown under the column Total Contract Value after Transactions) is divided in the same 4 to 1 ratio.

80% is covered, the other remaining 20% is uncovered.
($1,255,000 x 80% = $1,004,000)
($1255,000 x 20% = $251,000)

The total death benefit is equal to the Contract Value on the Business Day the death benefit is paid, plus any WTB Additional Benefit at the beginning of the Contract Month of the date of death. In addition, any WTB rider charges deducted after the date of death will be refunded. If the Contract Owner died any time on or after 6/1/2015 through 7/1/2015 and Symetra Life received due proof of death to pay the death benefit on 10/1/2015, the total death benefit would be equal to the Contract Value as of the Business Day we pay the death benefit plus the WTB Additional Benefit as of the date of death. ($755,000 + $12,500 = $767,500.) In addition, the July through October WTB rider charges, equal to $45.52 ($34.14 + $11.38) would be refunded. The total death benefit paid would be equal to the death benefit plus the refunded WTB rider charges. ($767,500 + $45.52 = $767,545.52)

If the Contract Owner had died any time on or after 5/1/2016 through 6/1/2016, and Symetra Life received proof of death to pay the death benefit on 6/1/2016, the total death benefit would be equal to the Contract Value as of 6/1/2016 plus the WTB Additional Benefit as of 5/2/2016. ($960,000 + $0 = $960,000). In addition, the June WTB rider charge, equal to $20.08, would be refunded. The total death benefit would be equal to the death benefit plus any refunded WTB rider charges. ($960,000 + $20.08 = $960,020.08)

APPENDIX E: TABLE OF CURRENT ANNUAL CHARGE RATES FOR THE WTB RIDER

The following table shows the current annual rates used for the WTB rider calculations. For a Table of Maximum Rates please see your Contract. The rates shown are per $1,000 of WTB Additional Benefit. To obtain the current WTB rates for attained ages 34 and younger, please contact us at our Contract Maintenance Office.
TABLE OF CURRENT RATES

Sex Specific Rates				Uni-Sex Rates
Attained Age	Male	Female	Joint	Attained Age	Unisex - Single Life	Unisex – Joint
	$	$	$		$	$
35	1.134	0.922	1.870	35	1.091	2.062
36	1.187	0.993	1.975	36	1.148	2.153
37	1.259	1.054	2.109	37	1.218	2.254
38	1.350	1.106	2.271	38	1.302	2.391
39	1.435	1.168	2.427	39	1.382	2.528
40	1.549	1.239	2.602	40	1.487	2.703
41	1.685	1.320	2.789	41	1.612	2.911
42	1.850	1.414	3.016	42	1.763	3.143
43	2.047	1.526	3.283	43	1.942	3.427
44	2.264	1.659	3.582	44	2.143	3.752
45	2.499	1.812	3.909	45	2.361	4.120
46	2.733	1.995	4.255	46	2.586	4.523
47	2.928	2.211	4.582	47	2.784	4.922
48	3.080	2.451	4.887	48	2.954	5.309
49	3.274	2.722	5.262	49	3.163	5.741
50	3.528	3.022	5.731	50	3.427	6.202
51	3.854	3.361	6.296	51	3.755	6.699
52	4.251	3.739	6.962	52	4.149	7.299
53	4.713	4.139	7.721	53	4.598	8.009
54	5.291	4.560	8.635	54	5.145	8.881
55	5.935	5.037	9.652	55	5.755	9.880
56	6.599	5.553	10.711	56	6.390	10.959
57	7.239	6.095	11.766	57	7.010	12.119
58	7.873	6.657	12.870	58	7.630	13.341
59	8.617	7.235	14.122	59	8.341	14.677
60	9.522	7.841	15.558	60	9.186	16.131
61	10.625	8.507	17.212	61	10.202	17.754
62	11.906	9.212	19.054	62	11.367	19.613
63	13.301	9.954	21.038	63	12.631	21.701
64	14.746	10.765	23.128	64	13.950	24.009
65	17.333	12.447	26.385	65	16.355	27.536
66	18.936	13.488	28.701	66	17.846	30.252
67	20.603	14.646	31.146	67	19.412	33.091
68	22.357	15.929	34.525	68	21.071	37.082
69	24.321	17.331	37.481	69	22.923	40.360
70	26.607	18.913	40.864	70	25.068	43.994
71	29.387	20.712	44.848	71	27.652	48.141
72	32.635	22.679	49.400	72	30.644	52.864
73	36.039	24.826	54.270	73	33.796	58.017
74	39.700	27.185	59.589	74	37.197	63.820
75	43.695	29.758	65.384	75	40.908	70.298

E-1

Sex Specific Rates				Uni-Sex Rates
Attained Age	Male	Female	Joint	Attained Age	Unisex - Single Life	Unisex – Joint
	$	$	$		$	$
76	48.192	32.576	71.822	76	45.069	77.342
77	53.418	35.685	79.151	77	49.871	85.213
78	59.479	39.068	87.467	78	55.397	94.039
79	66.257	42.773	96.675	79	61.560	103.855
80	77.682	49.871	110.595	80	72.120	118.395
81	86.290	55.822	121.987	81	80.196	131.151
82	95.379	62.099	134.072	82	88.723	144.821
83	105.278	68.667	149.899	83	97.956	163.011
84	116.305	75.930	165.635	84	108.230	179.747
85	128.595	83.214	182.708	85	119.518	197.637
86	142.092	91.800	201.002	86	132.034	217.056
87	156.654	102.410	220.689	87	145.805	238.255
88	172.102	113.540	240.995	88	160.390	260.739
89	188.277	124.527	262.793	89	175.527	284.385
90	204.338	132.444	285.822	90	189.959	308.067
91	220.097	139.935	308.647	91	204.064	331.724
92	236.576	152.592	331.642	92	219.779	356.728
93	253.919	169.809	352.733	93	237.097	382.018
94	272.211	191.468	374.054	94	256.063	407.874
95	290.354	215.222	398.641	95	275.328	434.595

E-2

SYMETRA TRUE VARIABLE ANNUITY®
STATEMENT OF ADDITIONAL INFORMATION

INDIVIDUAL FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACT
issued by
SYMETRA RESOURCE VARIABLE ACCOUNT B
and
SYMETRA LIFE INSURANCE COMPANY

This Statement of Additional Information (“SAI”) is not a prospectus and should be read in conjunction with the prospectus for the Individual Flexible Premium Deferred Variable Annuity Contract.

The prospectus concisely sets forth information that a prospective investor should know before investing. For a copy of the prospectus, call 1-800-457-9015 or write to Symetra Life Insurance Company, PO Box 758545, Topeka, Kansas 66675.
This SAI and the prospectus are both dated May 1, 2015 .

1

GENERAL INFORMATION
Terms and phrases used in this SAI have the meaning given to them in the prospectus.
Symetra Life Insurance Company (“Symetra Life”, “we”, and “us”), is a wholly-owned subsidiary of Symetra Financial Corporation, a holding company, the subsidiaries of which are engaged primarily in insurance and financial services businesses. Symetra Life Insurance Company was incorporated as a stock life insurance company under Washington State law on January 23, 1957. Effective July 1, 2014, Symetra Life Insurance Company changed its state of domicile from Washington to Iowa and became an Iowa stock life insurance company.
We established Symetra Resource Variable Account B (“the Separate Account”) to hold assets that underlie contract values invested in a number of different variable annuity contracts. The Separate Account meets the definition of “separate account” under Iowa State law and under the federal securities laws. The Separate Account is registered with the Securities and Exchange Commission (“SEC”) as a unit investment trust under the Investment Company Act of 1940, as amended. We maintain records of all Separate Account purchases and redemptions of the shares of the Sub-accounts.
Accumulation Units will reflect the investment performance of the Separate Account with respect to amounts allocated to it. Since the Separate Account is always fully invested in the shares of the Sub-accounts, its investment performance reflects the investment performance of those entities. The values of such shares held by the Separate Account fluctuate and are subject to the risks of changing economic conditions. The Contract Owner bears the entire investment risk. There can be no assurance that the aggregate value in the Contract will equal or exceed the Purchase Payments made under the Contract.

SERVICES
Experts
The consolidated financial statements of Symetra Life Insurance Company as of December 31, 2014 and 2013 , and for each of the three years in the period ended December 31, 2014 , and the financial statements of Symetra Resource Variable Account B as of December 31, 2014 , and for each of the two years in the period ended December 31, 2014 , appearing in the SAI of the Registration Statement have been audited by Ernst & Young LLP, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.
Independent Registered Public Accounting Firm
The principal business address of Ernst & Young LLP is 999 Third Avenue, Suite 3500, Seattle, WA 98104-4086.
Service Providers
The administration and customer service for the Contracts is performed by se2, LLC (“se2”), a Kansas company having its principal address and place of business at 5801 SW 6th Avenue, Topeka, Kansas 66636. se2 performs services in connection with the Contracts, including but not limited to: information technology application services; customer application processing; receipt of Purchase Payments; maintenance of customer service center; mailing; maintenance of books and records, including, paper files, computer data files, electronic images, correspondence with Contract Owners, and all related administrative records. Symetra Life, the Separate Account, and the principal underwriter, Symetra Securities, Inc., have no direct or indirect affiliated relationship with se2. Symetra Life entered into an agreement with se2 and the basis for the compensation to be paid to se2 is a combination of fixed fees and fees for service.

PURCHASE OF CONTRACTS
The Contracts will be sold by licensed insurance agents in states where the Contracts may be lawfully sold. The agents will be registered representatives of broker-dealers that are registered under the Securities Exchange Act of 1934 and members of Financial Industry Regulatory Authority (“FINRA”).
UNDERWRITER
Symetra Securities, Inc. (“SSI”), an affiliate of Symetra Life, acts as the principal underwriter for the Contracts pursuant to an underwriter’s agreement with us. SSI is located at 777 108 th Avenue NE, Suite 1200, Bellevue, WA 98004. The Contracts issued by the Separate Account are offered on a continuous basis. For the years ended December 31, 2014 , 2013, and 2013 , SSI

2

received $66,465, $74,269, and $80,652, in commissions for the distribution of all annuity contracts funded through the Separate Account. SSI does not retain any portion of the commissions.

FINANCIAL STATEMENTS
The consolidated financial statements of Symetra Life Insurance Company included herein should be considered only as bearing upon the ability of Symetra Life to meet its obligations under the Contract. They should not be considered as bearing upon the investment experience of the Separate Account or its Sub-accounts.

3

Annual Report
December 31, 2014
Symetra Resource Variable Account B

Symetra Resource Variable Account B
Report of Independent Registered Public Accounting Firm

To the Board of Directors of Symetra Life Insurance Company and Participants of Symetra Resource Variable Account B

We have audited the accompanying statements of assets and liabilities of the sub-accounts of Symetra Resource Variable Account B (“Separate Account”) comprised of the sub-accounts described in Note 1, as of December 31, 2014, and the related statements of operations for the period then ended, and the statements of changes in net assets for each of the two years in the period then ended, or for those sub-accounts operating for portions of such periods as disclosed in the financial statements. These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Separate Account’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2014, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective sub-accounts constituting Symetra Resource Variable Account B at December 31, 2014, the results of their operations for the year then ended, and the changes in their net assets for the periods described above, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Seattle, Washington
April 30, 2015

Symetra Resource Variable Account B
Statements of Assets and Liabilities
As of December 31, 2014

	Sub-Accounts
	ALLIANCE BERNSTEIN VPS REAL ESTATE	ALLIANCE BERNSTEIN VPS SMALL CAP GROWTH	ALLIANCE BERNSTEIN VPS SMALL/MID CAP VALUE	ALPS/ALERIAN ENERGY INFRASTRUCTURE-CLASS I	AMERICAN CENTURY BALANCED
ASSETS:
Investments in Underlying:
Investments, at Cost	$182,821	$27,455	$115,144	$255,438	$395,602
Shares Owned	17,383	1,462	5,876	20,795	64,199
Investments, at Fair Value	$173,827	$30,654	$128,972	$247,666	$511,667
Total Assets	173,827	30,654	128,972	247,666	511,667

LIABILITIES:
Total Liabilities	—	—	—	—	—
NET ASSETS	$173,827	$30,654	$128,972	$247,666	$511,667

Resource Variable Account B
Net Assets					$511,667
Accumulation Units Outstanding					28,922
Accumulation Unit Value					$17.691

Symetra True Variable Annuity
Net Assets	$173,827	$30,654	$128,972	$247,666
Accumulation Units Outstanding	12,499	2,053	7,599	20,367
Accumulation Unit Value	$13.907	$14.935	$16.973	$12.160

	Sub-Accounts
	AMERICAN CENTURY INTERNATIONAL	AMERICAN CENTURY MID CAP VALUE	AMERICAN CENTURY VALUE	AMERICAN FUNDS IS GLOBAL GROWTH AND INCOME FUND	AMERICAN FUNDS IS GROWTH FUND
ASSETS:
Investments in Underlying:
Investments, at Cost	$420,353	$36,726	$124,962	$402,608	$924,276
Shares Owned	50,658	2,352	20,990	32,636	12,133
Investments, at Fair Value	$505,561	$46,663	$197,515	$417,096	$972,465
Total Assets	505,561	46,663	197,515	417,096	972,465

LIABILITIES:
Total Liabilities	—	—	—	—	—
NET ASSETS	$505,561	$46,663	$197,515	$417,096	$972,465

Resource Variable Account B
Net Assets	$505,561		$194,687
Accumulation Units Outstanding	40,842		8,684
Accumulation Unit Value	$12.379		$22.419

Symetra True Variable Annuity
Net Assets		$46,663	$2,828	$417,096	$972,465
Accumulation Units Outstanding		2,833	176	33,701	72,364
Accumulation Unit Value		$16.471	$16.029	$12.376	$13.438
Sub-accounts with dollar signs and no value are offered in the product, however there were no assets to report as of December 31, 2014.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Resource Variable Account B
Statements of Assets and Liabilities
As of December 31, 2014

	Sub-Accounts
	AMERICAN FUNDS IS GROWTH-INCOME FUND	AMERICAN FUNDS IS INTERNATIONAL FUND	AMERICAN FUNDS IS NEW WORLD FUND	BLACKROCK CAPITAL APPRECIATION I	BLACKROCK GLOBAL ALLOCATION I
ASSETS:
Investments in Underlying:
Investments, at Cost	$151,128	$1,041,632	$146,041	$8,408	$204,116
Shares Owned	3,052	48,554	6,036	881	11,539
Investments, at Fair Value	$161,020	$988,087	$125,048	$7,922	$187,279
Total Assets	161,020	988,087	125,048	7,922	187,279

LIABILITIES:
Total Liabilities	—	—	—	—	—
NET ASSETS	$161,020	$988,087	$125,048	$7,922	$187,279

Resource Variable Account B
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

Symetra True Variable Annuity
Net Assets	$161,020	$988,087	$125,048	$7,922	$187,279
Accumulation Units Outstanding	11,454	87,291	12,436	518	15,081
Accumulation Unit Value	$14.057	$11.319	$10.055	$15.298	$12.418

	Sub-Accounts
	BLACKROCK HIGH YIELD I	CALVERT RUSSELL 2000 SMALL CAP INDEX	COLUMBIA INCOME OPPORTUNITIES	COLUMBIA INTERNATIONAL OPPORTUNITY	COLUMBIA MID CAP GROWTH OPPORTUNITY
ASSETS:
Investments in Underlying:
Investments, at Cost	$244,628	$2,214	$64,015	$104,020	$55,047
Shares Owned	31,562	28	6,546	8,131	3,687
Investments, at Fair Value	$234,826	$2,120	$59,302	$106,201	$71,564
Dividends Receivable	1,216	—	—	—	—
Total Assets	236,042	2,120	59,302	106,201	71,564

LIABILITIES:
Total Liabilities	—	—	—	—	—
NET ASSETS	$236,042	$2,120	$59,302	$106,201	$71,564

Resource Variable Account B
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

Symetra True Variable Annuity
Net Assets	$236,042	$2,120	$59,302	$106,201	$71,564
Accumulation Units Outstanding	19,490	135	5,025	8,240	4,938
Accumulation Unit Value	$12.111	$15.619	$11.801	$12.888	$14.491
Sub-accounts with dollar signs and no value are offered in the product, however there were no assets to report as of December 31, 2014.

[1]	Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Resource Variable Account B
Statements of Assets and Liabilities
As of December 31, 2014

	Sub-Accounts
	COLUMBIA SMALL CAP VALUE	DELAWARE VIP EMERGING MARKETS	DELAWARE VIP INTL VALUE EQUITY	DELAWARE VIP SMALL CAP VALUE	DELAWARE VIP SMID CAP GROWTH
ASSETS:
Investments in Underlying:
Investments, at Cost	$11,753	$500,916	$52,621	$101,164	$149,540
Shares Owned	699	24,084	4,587	2,569	5,374
Investments, at Fair Value	$12,891	$470,609	$50,411	$103,342	$162,322
Total Assets	12,891	470,609	50,411	103,342	162,322

LIABILITIES:
Total Liabilities	—	—	—	—	—
NET ASSETS	$12,891	$470,609	$50,411	$103,342	$162,322

Resource Variable Account B
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

Symetra True Variable Annuity
Net Assets	$12,891	$470,609	$50,411	$103,342	$162,322
Accumulation Units Outstanding	843	40,577	3,954	6,761	10,981
Accumulation Unit Value	$15.284	$11.598	$12.750	$15.285	$14.782

	Sub-Accounts
	DEUTSCHE ALTERNATIVE ASSET ALLOCATION VIP A1	DEUTSCHE GLOBAL INCOME BUILDER VIP A1	DEUTSCHE INTERNATIONAL VIP A1	DFA VA GLOBAL BOND	DFA VA INTERNATIONAL SMALL PORTFOLIO
ASSETS:
Investments in Underlying:
Investments, at Cost	$65,100	$3,766,920	$3,464,910	$281,727	$1,034,820
Shares Owned	4,781	169,802	357,697	26,140	81,544
Investments, at Fair Value	$66,356	$4,180,526	$2,811,492	$279,956	$901,869
Total Assets	66,356	4,180,526	2,811,492	279,956	901,869

LIABILITIES:
Total Liabilities	—	—	—	—	—
NET ASSETS	$66,356	$4,180,526	$2,811,492	$279,956	$901,869

Resource Variable Account B
Net Assets		$4,180,526	$2,811,492
Accumulation Units Outstanding		134,044	163,078
Accumulation Unit Value		$31.188	$17.240

Symetra True Variable Annuity
Net Assets	$66,356			$279,956	$901,869
Accumulation Units Outstanding	6,594			27,133	65,342
Accumulation Unit Value	$10.064			$10.318	$13.802
Sub-accounts with dollar signs and no value are offered in the product, however there were no assets to report as of December 31, 2014.

[1]	Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Resource Variable Account B
Statements of Assets and Liabilities
As of December 31, 2014

	Sub-Accounts
	DFA VA INTERNATIONAL VALUE PORTFOLIO	DFA VA SHORT TERM FIXED PORTFOLIO	DFA VA U.S. LARGE VALUE PORTFOLIO	DFA VA U.S. TARGETED VALUE	DREYFUS APPRECIATION
ASSETS:
Investments in Underlying:
Investments, at Cost	$1,179,240	$654,933	$2,164,710	$1,538,589	$150,846
Shares Owned	88,080	64,214	98,710	83,072	4,646
Investments, at Fair Value	$1,033,190	$653,697	$2,267,379	$1,516,069	$230,000
Total Assets	1,033,190	653,697	2,267,379	1,516,069	230,000

LIABILITIES:
Total Liabilities	—	—	—	—	—
NET ASSETS	$1,033,190	$653,697	$2,267,379	$1,516,069	$230,000

Resource Variable Account B
Net Assets					$191,075
Accumulation Units Outstanding					12,082
Accumulation Unit Value					$15.815

Symetra True Variable Annuity
Net Assets	$1,033,190	$653,697	$2,267,379	$1,516,069	$38,925
Accumulation Units Outstanding	77,778	65,876	130,109	88,153	2,897
Accumulation Unit Value	$13.284	$9.923	$17.427	$17.198	$13.437

	Sub-Accounts
	DREYFUS MIDCAP STOCK	DREYFUS QUALITY BOND	DREYFUS SOCIALLY RESPONSIBLE	DREYFUS STOCK INDEX	DREYFUS TECHNOLOGY GROWTH
ASSETS:
Investments in Underlying:
Investments, at Cost	$341,890	$206,913	$60,418	$301,580	$55,004
Shares Owned	29,688	17,553	1,908	9,731	4,766
Investments, at Fair Value	$683,711	$213,442	$87,761	$438,212	$88,877
Total Assets	683,711	213,442	87,761	438,212	88,877

LIABILITIES:
Total Liabilities	—	—	—	—	—
NET ASSETS	$683,711	$213,442	$87,761	$438,212	$88,877

Resource Variable Account B
Net Assets	$683,711	$213,442	$87,761	$438,212	$88,877
Accumulation Units Outstanding	28,252	11,967	7,609	18,799	11,674
Accumulation Unit Value	$24.200	$17.836	$11.533	$23.311	$7.614

Symetra True Variable Annuity
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Sub-accounts with dollar signs and no value are offered in the product, however there were no assets to report as of December 31, 2014.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Resource Variable Account B
Statements of Assets and Liabilities
As of December 31, 2014

	Sub-Accounts
	EATON VANCE VT FLOATING-RATE INCOME FUND ADVISOR CLASS[1]	FEDERATED HIGH INCOME BOND	FEDERATED MANAGED VOLATILITY II	FIDELITY CONTRAFUND	FIDELITY ENERGY
ASSETS:
Investments in Underlying:
Investments, at Cost	$21,493	$249,022	$58,420	$1,268,125	$226,588
Shares Owned	2,287	40,764	6,667	53,420	10,499
Investments, at Fair Value	$21,016	$281,684	$70,199	$1,995,787	$214,702
Total Assets	21,016	281,684	70,199	1,995,787	214,702

LIABILITIES:
Total Liabilities	—	—	—	—	—
NET ASSETS	$21,016	$281,684	$70,199	$1,995,787	$214,702

Resource Variable Account B
Net Assets		$281,684	$70,199	$1,447,583
Accumulation Units Outstanding		10,562	2,833	48,589
Accumulation Unit Value		$26.670	$24.779	$29.792

Symetra True Variable Annuity
Net Assets	$21,016			$548,204	$214,702
Accumulation Units Outstanding	2,109			35,119	17,714
Accumulation Unit Value	$9.964			$15.610	$12.121

	Sub-Accounts
	FIDELITY EQUITY-INCOME	FIDELITY FINANCIAL SERVICES	FIDELITY GROWTH	FIDELITY GROWTH & INCOME	FIDELITY GROWTH OPPORTUNITIES
ASSETS:
Investments in Underlying:
Investments, at Cost	$195,642	$3,399	$350,189	$274,764	$161,328
Shares Owned	10,938	365	10,340	21,586	9,335
Investments, at Fair Value	$265,462	$3,735	$656,354	$448,549	$312,838
Total Assets	265,462	3,735	656,354	448,549	312,838

LIABILITIES:
Total Liabilities	—	—	—	—	—
NET ASSETS	$265,462	$3,735	$656,354	$448,549	$312,838

Resource Variable Account B
Net Assets	$265,462		$656,354	$448,549	$312,838
Accumulation Units Outstanding	11,823		54,965	25,884	19,443
Accumulation Unit Value	$22.453		$11.941	$17.329	$16.090

Symetra True Variable Annuity
Net Assets		$3,735
Accumulation Units Outstanding		225
Accumulation Unit Value		$16.580
Sub-accounts with dollar signs and no value are offered in the product, however there were no assets to report as of December 31, 2014.

[1]	Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Resource Variable Account B
Statements of Assets and Liabilities
As of December 31, 2014

	Sub-Accounts
	FIDELITY INVESTMENT GRADE BOND	FIDELITY MID CAP I	FIDELITY REAL ESTATE	FIDELITY STRATEGIC INCOME	FIDELITY TECHNOLOGY
ASSETS:
Investments in Underlying:
Investments, at Cost	$36,635	$121,652	$65,285	$76,866	$52,191
Shares Owned	2,822	3,282	3,792	6,704	4,427
Investments, at Fair Value	$36,099	$123,628	$74,825	$74,548	$52,374
Total Assets	36,099	123,628	74,825	74,548	52,374

LIABILITIES:
Total Liabilities	—	—	—	—	—
NET ASSETS	$36,099	$123,628	$74,825	$74,548	$52,374

Resource Variable Account B
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

Symetra True Variable Annuity
Net Assets	$36,099	$123,628	$74,825	$74,548	$52,374
Accumulation Units Outstanding	3,439	7,995	5,404	6,844	3,524
Accumulation Unit Value	$10.498	$15.463	$13.847	$10.892	$14.864

	Sub-Accounts
	FIDELITY VIP MONEY MARKET SERVICE CLASS	FRANKLIN INCOME VIP FUND - CLASS 1[1]	FRANKLIN INCOME VIP FUND - CLASS 2[1]	FRANKLIN MUTUAL GLOBAL DISCOVERY VIP FUND - CLASS 1[1]	FRANKLIN MUTUAL SHARES VIP FUND - CLASS 1[1]
ASSETS:
Investments in Underlying:
Investments, at Cost	$597,619	$355,205	$271,743	$163,044	$62,007
Shares Owned	597,619	20,694	19,463	7,181	3,099
Investments, at Fair Value	$597,619	$341,029	$311,415	$162,365	$70,984
Total Assets	597,619	341,029	311,415	162,365	70,984

LIABILITIES:
Total Liabilities	—	—	—	—	—
NET ASSETS	$597,619	$341,029	$311,415	$162,365	$70,984

Resource Variable Account B
Net Assets	$597,619		$311,415
Accumulation Units Outstanding	58,036		18,677
Accumulation Unit Value	$10.297		$16.674

Symetra True Variable Annuity
Net Assets		$341,029		$162,365	$70,984
Accumulation Units Outstanding		29,744		10,966	4,706
Accumulation Unit Value		$11.465		$14.806	$15.084
Sub-accounts with dollar signs and no value are offered in the product, however there were no assets to report as of December 31, 2014.

[1]	Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Resource Variable Account B
Statements of Assets and Liabilities
As of December 31, 2014

	Sub-Accounts
	FRANKLIN MUTUAL SHARES VIP FUND - CLASS 2[1]	FRANKLIN RISING DIVIDENDS VIP FUND - CLASS 1[1]	FRANKLIN SMALL-MID CAP GROWTH VIP FUND - CLASS 2[1]	FRANKLIN STRATEGIC INCOME VIP FUND - CLASS 1[1]	FRANKLIN U.S. GOVERNMENT SECURITIES VIP FUND - CLASS 1[1]
ASSETS:
Investments in Underlying:
Investments, at Cost	$162,545	$276,749	$344,516	$683,810	$7,112
Shares Owned	11,874	9,861	19,293	55,179	530
Investments, at Fair Value	$268,355	$292,174	$454,536	$656,640	$6,893
Total Assets	268,355	292,174	454,536	656,640	6,893

LIABILITIES:
Total Liabilities	—	—	—	—	—
NET ASSETS	$268,355	$292,174	$454,536	$656,640	$6,893

Resource Variable Account B
Net Assets	$268,355		$454,536
Accumulation Units Outstanding	14,059		33,103
Accumulation Unit Value	$19.088		$13.731

Symetra True Variable Annuity
Net Assets		$292,174		$656,640	$6,893
Accumulation Units Outstanding		19,511		58,277	683
Accumulation Unit Value		$14.975		$11.268	$10.093

	Sub-Accounts
	FRANKLIN U.S. GOVERNMENT SECURITIES VIP FUND - CLASS 2[1]	GOLDMAN SACHS VIT STRATEGIC INCOME FUND[1]	INVESCO AMERICAN FRANCHISE FUND I	INVESCO BALANCED-RISK ALLOCATION I	INVESCO COMSTOCK
ASSETS:
Investments in Underlying:
Investments, at Cost	$398,973	$298,300	$175,025	$26,518	$176,370
Shares Owned	30,385	29,836	4,509	2,082	10,890
Investments, at Fair Value	$386,792	$289,408	$247,484	$25,605	$208,672
Total Assets	386,792	289,408	247,484	25,605	208,672

LIABILITIES:
Total Liabilities	—	—	—	—	—
NET ASSETS	$386,792	$289,408	$247,484	$25,605	$208,672

Resource Variable Account B
Net Assets	$386,792		$247,484
Accumulation Units Outstanding	23,525		19,496
Accumulation Unit Value	$16.441		$12.694

Symetra True Variable Annuity
Net Assets		$289,408		$25,605	$208,672
Accumulation Units Outstanding		29,235		2,456	12,728
Accumulation Unit Value		$9.900		$10.424	$16.395
Sub-accounts with dollar signs and no value are offered in the product, however there were no assets to report as of December 31, 2014.

[1]	Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Resource Variable Account B
Statements of Assets and Liabilities
As of December 31, 2014

	Sub-Accounts
	INVESCO GLOBAL REAL ESTATE	INVESCO INTERNATIONAL GROWTH I	INVESCO INTERNATIONAL GROWTH II	INVESCO MID CAP CORE EQUITY FUND	INVESCO MID CAP GROWTH FUND II
ASSETS:
Investments in Underlying:
Investments, at Cost	$407,091	$224,091	$217,709	$24,246	$17,835
Shares Owned	31,332	7,743	8,357	1,760	6,319
Investments, at Fair Value	$540,172	$270,007	$287,667	$24,745	$36,270
Total Assets	540,172	270,007	287,667	24,745	36,270

LIABILITIES:
Total Liabilities	—	—	—	—	—
NET ASSETS	$540,172	$270,007	$287,667	$24,745	$36,270

Resource Variable Account B
Net Assets	$318,731	$67,148	$287,667		$36,270
Accumulation Units Outstanding	9,438	2,381	20,514		2,522
Accumulation Unit Value	$33.771	$28.207	$14.023		$14.382

Symetra True Variable Annuity
Net Assets	$221,441	$202,859		$24,745
Accumulation Units Outstanding	16,551	15,157		1,740
Accumulation Unit Value	$13.379	$13.384		$14.221

	Sub-Accounts
	INVESCO SMALL CAP EQUITY I	JANUS ASPEN ENTERPRISE PORTFOLIO	JANUS ASPEN FLEXIBLE BOND	JANUS ASPEN PERKINS MID CAP VALUE PORTFOLIO	JP MORGAN INSURANCE TRUST MID CAP VALUE I
ASSETS:
Investments in Underlying:
Investments, at Cost	$59,809	$57,677	$346,258	$153,756	$477,611
Shares Owned	2,700	1,024	28,454	8,596	56,445
Investments, at Fair Value	$63,803	$63,282	$340,871	$161,352	$644,026
Total Assets	63,803	63,282	340,871	161,352	644,026

LIABILITIES:
Total Liabilities	—	—	—	—	—
NET ASSETS	$63,803	$63,282	$340,871	$161,352	$644,026

Resource Variable Account B
Net Assets					$337,075
Accumulation Units Outstanding					10,147
Accumulation Unit Value					$33.220

Symetra True Variable Annuity
Net Assets	$63,803	$63,282	$340,871	$161,352	$306,951
Accumulation Units Outstanding	4,091	3,968	31,900	11,000	18,612
Accumulation Unit Value	$15.594	$15.949	$10.686	$14.669	$16.493
Sub-accounts with dollar signs and no value are offered in the product, however there were no assets to report as of December 31, 2014.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Resource Variable Account B
Statements of Assets and Liabilities
As of December 31, 2014

	Sub-Accounts
	JP MORGAN INSURANCE TRUST U.S. EQUITY I	MERGER VL	MFS GROWTH SERIES	MFS INTERNATIONAL GROWTH PORTFOLIO	MFS INTERNATIONAL VALUE PORTFOLIO
ASSETS:
Investments in Underlying:
Investments, at Cost	$72,789	$25,546	$281,588	$74,106	$584,877
Shares Owned	4,966	2,365	8,721	5,295	27,737
Investments, at Fair Value	$132,831	$25,708	$346,671	$70,367	$602,711
Total Assets	132,831	25,708	346,671	70,367	602,711

LIABILITIES:
Total Liabilities	—	—	—	—	—
NET ASSETS	$132,831	$25,708	$346,671	$70,367	$602,711

Resource Variable Account B
Net Assets	$132,831
Accumulation Units Outstanding	8,930
Accumulation Unit Value	$14.875

Symetra True Variable Annuity
Net Assets		$25,708	$346,671	$70,367	$602,711
Accumulation Units Outstanding		2,475	21,864	5,734	41,611
Accumulation Unit Value		$10.386	$15.856	$12.273	$14.484

	Sub-Accounts
	MFS NEW DISCOVERY SERIES [1]	MFS UTILITIES SERIES	PIMCO ALL ASSET INSTITUTIONAL CLASS	PIMCO COMMODITY REALRETURN STRAT. INSTITUTIONAL CLASS	PIMCO EMERGING MARKETS BOND INSTITUTIONAL CLASS
ASSETS:
Investments in Underlying:
Investments, at Cost	$14,783	$769,577	$1,873,060	$172,659	$362,458
Shares Owned	852	25,720	166,335	26,878	26,891
Investments, at Fair Value	$13,903	$873,465	$1,741,531	$130,087	$341,241
Total Assets	13,903	873,465	1,741,531	130,087	341,241

LIABILITIES:
Total Liabilities	—	—	—	—	—
NET ASSETS	$13,903	$873,465	$1,741,531	$130,087	$341,241

Resource Variable Account B
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

Symetra True Variable Annuity
Net Assets	$13,903	$873,465	$1,741,531	$130,087	$341,241
Accumulation Units Outstanding	968	58,623	158,774	17,297	33,208
Accumulation Unit Value	$14.369	$14.900	$10.969	$7.521	$10.276
Sub-accounts with dollar signs and no value are offered in the product, however there were no assets to report as of December 31, 2014.

[1]	Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Resource Variable Account B
Statements of Assets and Liabilities
As of December 31, 2014

	Sub-Accounts
	PIMCO EQS PATHFINDER PORTFOLIO INSTITUTIONAL CLASS	PIMCO GLOBAL BOND (UNHEDGED) INSTITUTIONAL CLASS	PIMCO LOW DURATION INSTITUTIONAL CLASS	PIMCO REAL RETURN INSTITUTIONAL CLASS	PIMCO TOTAL RETURN INSTITUTIONAL CLASS
ASSETS:
Investments in Underlying:
Investments, at Cost	$1,222	$312,878	$349,079	$341,807	$1,415,633
Shares Owned	98	23,587	32,760	25,383	128,064
Investments, at Fair Value	$1,220	$281,853	$346,596	$325,159	$1,434,301
Total Assets	1,220	281,853	346,596	325,159	1,434,301

LIABILITIES:
Total Liabilities	—	—	—	—	—
NET ASSETS	$1,220	$281,853	$346,596	$325,159	$1,434,301

Resource Variable Account B
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

Symetra True Variable Annuity
Net Assets	$1,220	$281,853	$346,596	$325,159	$1,434,301
Accumulation Units Outstanding	95	29,680	33,825	34,252	135,780
Accumulation Unit Value	$12.793	$9.496	$10.247	$9.493	$10.563

	Sub-Accounts
	PIMCO UNCONSTRAINED BOND INSTITUTIONAL CLASS	PIONEER BOND VCT CLASS I	PIONEER EMERGING MARKETS VCT CLASS II	PIONEER EQUITY INCOME VCT CLASS II	PIONEER FUND VCT CLASS I
ASSETS:
Investments in Underlying:
Investments, at Cost	$359,933	$3,232,929	$44,820	$72,725	$23,590,212
Shares Owned	34,746	281,050	2,197	3,298	1,072,313
Investments, at Fair Value	$363,088	$3,156,198	$47,039	$98,510	$28,780,872
Total Assets	363,088	3,156,198	47,039	98,510	28,780,872

LIABILITIES:
Total Liabilities	—	—	—	—	—
NET ASSETS	$363,088	$3,156,198	$47,039	$98,510	$28,780,872

Resource Variable Account B
Net Assets		$3,156,198	$47,039	$98,510	$28,780,872
Accumulation Units Outstanding		77,953	3,154	5,283	340,116
Accumulation Unit Value		$40.489	$14.914	$18.647	$84.621

Symetra True Variable Annuity
Net Assets	$363,088				$—
Accumulation Units Outstanding	34,603				—
Accumulation Unit Value	$10.493				$—
Sub-accounts with dollar signs and no value are offered in the product, however there were no assets to report as of December 31, 2014.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Resource Variable Account B
Statements of Assets and Liabilities
As of December 31, 2014

	Sub-Accounts
	PIONEER HIGH YIELD VCT CLASS II	PIONEER MID CAP VALUE VCT CLASS I	PIONEER SELECT MID CAP GROWTH VCT CLASS I	PIONEER STRATEGIC INCOME VCT CLASS I	PIONEER STRATEGIC INCOME VCT CLASS II
ASSETS:
Investments in Underlying:
Investments, at Cost	$169,482	$2,873,282	$17,110,865	$270,205	$275,417
Shares Owned	15,850	158,741	724,951	25,622	25,947
Investments, at Fair Value	$152,002	$3,617,719	$20,827,828	$263,391	$266,214
Total Assets	152,002	3,617,719	20,827,828	263,391	266,214

LIABILITIES:
Total Liabilities	—	—	—	—	—
NET ASSETS	$152,002	$3,617,719	$20,827,828	$263,391	$266,214

Resource Variable Account B
Net Assets	$152,002	$3,617,719	$20,827,828		$266,214
Accumulation Units Outstanding	9,559	92,326	256,637		17,142
Accumulation Unit Value	$15.906	$39.184	$81.157		$15.532

Symetra True Variable Annuity
Net Assets				$263,391
Accumulation Units Outstanding				23,793
Accumulation Unit Value				$11.072

	Sub-Accounts
	ROYCE CAPITAL MICRO-CAP	ROYCE CAPITAL SMALL-CAP	SENTINEL VP BOND	SENTINEL VP COMMON STOCK	T. ROWE PRICE BLUE CHIP GROWTH
ASSETS:
Investments in Underlying:
Investments, at Cost	$26,789	$88,690	$71,366	$255,281	$568,071
Shares Owned	2,436	6,537	6,989	13,920	32,908
Investments, at Fair Value	$27,686	$82,684	$68,701	$246,252	$681,836
Total Assets	27,686	82,684	68,701	246,252	681,836

LIABILITIES:
Total Liabilities	—	—	—	—	—
NET ASSETS	$27,686	$82,684	$68,701	$246,252	$681,836

Resource Variable Account B
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

Symetra True Variable Annuity
Net Assets	$27,686	$82,684	$68,701	$246,252	$681,836
Accumulation Units Outstanding	2,239	5,449	6,523	15,786	42,626
Accumulation Unit Value	$12.363	$15.173	$10.532	$15.599	$15.996

Sub-accounts with dollar signs and no value are offered in the product, however there were no assets to report as of December 31, 2014.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Resource Variable Account B
Statements of Assets and Liabilities
As of December 31, 2014

	Sub-Accounts
	T. ROWE PRICE EQUITY INCOME PORTFOLIO	T. ROWE PRICE HEALTH SCIENCES PORTFOLIO	T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO	T. ROWE PRICE NEW AMERICA GROWTH PORTFOLIO	TEMPLETON DEVELOPING MARKETS VIP FUND - CLASS 1[1]
ASSETS:
Investments in Underlying:
Investments, at Cost	$306,530	$1,004,264	$195,046	$697,616	$289,994
Shares Owned	11,455	34,407	12,501	26,066	28,876
Investments, at Fair Value	$343,868	$1,286,846	$190,776	$649,038	$267,686
Total Assets	343,868	1,286,846	190,776	649,038	267,686

LIABILITIES:
Total Liabilities	—	—	—	—	—
NET ASSETS	$343,868	$1,286,846	$190,776	$649,038	$267,686

Resource Variable Account B
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

Symetra True Variable Annuity
Net Assets	$343,868	$1,286,846	$190,776	$649,038	$267,686
Accumulation Units Outstanding	22,646	60,120	15,021	40,628	25,961
Accumulation Unit Value	$15.184	$21.405	$12.701	$15.975	$10.311

	Sub-Accounts
	TEMPLETON DEVELOPING MARKETS VIP FUND - CLASS 2[1]	TEMPLETON FOREIGN VIP FUND - CLASS 1[1]	TEMPLETON GLOBAL BOND VIP FUND - CLASS 1[1]	TEMPLETON GROWTH VIP FUND - CLASS 2[1]	VAN ECK VIP GLOBAL HARD ASSETS
ASSETS:
Investments in Underlying:
Investments, at Cost	$178,142	$77,805	$1,807,586	$150,169	$350,496
Shares Owned	24,752	4,628	94,552	11,147	11,723
Investments, at Fair Value	$227,728	$71,004	$1,754,894	$162,855	$297,420
Total Assets	227,728	71,004	1,754,894	162,855	297,420

LIABILITIES:
Total Liabilities	—	—	—	—	—
NET ASSETS	$227,728	$71,004	$1,754,894	$162,855	$297,420

Resource Variable Account B
Net Assets	$227,728			$162,855
Accumulation Units Outstanding	10,983			9,834
Accumulation Unit Value	$20.735			$16.560

Symetra True Variable Annuity
Net Assets		$71,004	$1,754,894		$297,420
Accumulation Units Outstanding		5,455	154,034		29,914
Accumulation Unit Value		$13.017	$11.393		$9.942
Sub-accounts with dollar signs and no value are offered in the product, however there were no assets to report as of December 31, 2014.

[1]	Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Resource Variable Account B
Statements of Assets and Liabilities
As of December 31, 2014

	Sub-Accounts
	VAN ECK VIP MULTI MANAGER ALTERNATIVE	VANGUARD BALANCED	VANGUARD CAPITAL GROWTH	VANGUARD EQUITY INCOME	VANGUARD EQUITY INDEX
ASSETS:
Investments in Underlying:
Investments, at Cost	$83,380	$1,468,705	$566,758	$1,024,835	$552,865
Shares Owned	8,409	66,245	24,220	47,041	17,399
Investments, at Fair Value	$84,765	$1,589,231	$657,552	$1,083,819	$599,244
Total Assets	84,765	1,589,231	657,552	1,083,819	599,244

LIABILITIES:
Total Liabilities	—	—	—	—	—
NET ASSETS	$84,765	$1,589,231	$657,552	$1,083,819	$599,244

Resource Variable Account B
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

Symetra True Variable Annuity
Net Assets	$84,765	$1,589,231	$657,552	$1,083,819	$599,244
Accumulation Units Outstanding	8,214	114,604	36,795	70,699	37,788
Accumulation Unit Value	$10.319	$13.867	$17.871	$15.330	$15.858

	Sub-Accounts
	VANGUARD HIGH YIELD BOND	VANGUARD INTERNATIONAL	VANGUARD MID-CAP INDEX	VANGUARD MONEY MARKET	VANGUARD REIT INDEX
ASSETS:
Investments in Underlying:
Investments, at Cost	$1,294,500	$165,819	$1,891,995	$417,436	$883,034
Shares Owned	159,893	8,383	88,950	417,436	70,400
Investments, at Fair Value	$1,301,534	$172,939	$2,000,492	$417,436	$997,566
Total Assets	1,301,534	172,939	2,000,492	417,436	997,566

LIABILITIES:
Total Liabilities	—	—	—	—	—
NET ASSETS	$1,301,534	$172,939	$2,000,492	$417,436	$997,566

Resource Variable Account B
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

Symetra True Variable Annuity
Net Assets	$1,301,534	$172,939	$2,000,492	$417,436	$997,566
Accumulation Units Outstanding	111,691	12,966	120,938	42,265	72,370
Accumulation Unit Value	$11.653	$13.338	$16.541	$9.876	$13.784
Sub-accounts with dollar signs and no value are offered in the product, however there were no assets to report as of December 31, 2014.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Resource Variable Account B
Statements of Assets and Liabilities
As of December 31, 2014

	Sub-Accounts
	VANGUARD SHORT TERM INVESTMENT GRADE	VANGUARD SMALL COMPANY GROWTH	VANGUARD TOTAL BOND MARKET INDEX	VANGUARD TOTAL STOCK MARKET INDEX	VIRTUS MULTI-SECTOR FIXED INCOME SERIES I
ASSETS:
Investments in Underlying:
Investments, at Cost	$1,312,571	$129,255	$969,136	$465,713	$126,668
Shares Owned	123,770	5,835	81,595	15,336	13,171
Investments, at Fair Value	$1,315,676	$140,847	$984,842	$513,187	$121,696
Total Assets	1,315,676	140,847	984,842	513,187	121,696

LIABILITIES:
Total Liabilities	—	—	—	—	—
NET ASSETS	$1,315,676	$140,847	$984,842	$513,187	$121,696

Resource Variable Account B
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

Symetra True Variable Annuity
Net Assets	$1,315,676	$140,847	$984,842	$513,187	$121,696
Accumulation Units Outstanding	126,900	8,598	95,170	32,216	12,151
Accumulation Unit Value	$10.368	$16.381	$10.348	$15.930	$10.015

	Sub-Accounts
	VIRTUS PREMIUM ALPHASECTOR SERIES I	VIRTUS REAL ESTATE SECURITIES SERIES I	VIRTUS SMALL-CAP GROWTH SERIES I	VOYA GLOBAL RESOURCES PORTFOLIO SERVICE[1]	VY JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO INITIAL[1]
ASSETS:
Investments in Underlying:
Investments, at Cost	$16,282	$16,659	$144,109	$75,102	$88,347
Shares Owned	1,367	601	6,811	3,352	4,636
Investments, at Fair Value	$17,180	$16,245	$141,803	$61,697	$80,537
Total Assets	17,180	16,245	141,803	61,697	80,537

LIABILITIES:
Total Liabilities	—	—	—	—	—
NET ASSETS	$17,180	$16,245	$141,803	$61,697	$80,537

Resource Variable Account B
Net Assets				$61,697	$80,537
Accumulation Units Outstanding				1,920	3,331
Accumulation Unit Value				$32.142	$24.180

Symetra True Variable Annuity
Net Assets	$17,180	$16,245	$141,803
Accumulation Units Outstanding	1,463	1,379	10,532
Accumulation Unit Value	$11.741	$11.780	$13.464
Sub-accounts with dollar signs and no value are offered in the product, however there were no assets to report as of December 31, 2014.

[1]	Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Resource Variable Account B
Statements of Operations
Year Ended December 31, 2014

	Sub-Accounts
	ALLIANCE BERNSTEIN VPS REAL ESTATE	ALLIANCE BERNSTEIN VPS SMALL CAP GROWTH	ALLIANCE BERNSTEIN VPS SMALL/MID CAP VALUE	ALPS/ALERIAN ENERGY INFRASTRUCTURE-CLASS I	AMERICAN CENTURY BALANCED
Investment Income
Dividend Income	$3,635	$—	$866	$1,972	$7,984
Mortality and Expense Risk Charge	(759)	(185)	(740)	(324)	(6,528)
Net Investment Income (Loss)	2,876	(185)	126	1,648	1,456
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	(6,542)	29	549	681	15,713
Realized Capital Gain Distributions Received	32,590	2,735	14,291	1,511	48,041
Net Change in Unrealized Appreciation (Depreciation)	(893)	(3,334)	(4,705)	(9,238)	(22,613)
Net Gain (Loss) on Investments	25,155	(570)	10,135	(7,046)	41,141
Net Increase (Decrease) in Net Assets
Resulting from Operations	$28,031	$(755)	$10,261	$(5,398)	$42,597

	Sub-Accounts
	AMERICAN CENTURY INTERNATIONAL	AMERICAN CENTURY MID CAP VALUE	AMERICAN CENTURY VALUE	AMERICAN FUNDS IS GLOBAL GROWTH AND INCOME FUND	AMERICAN FUNDS IS GROWTH FUND
Investment Income
Dividend Income	$8,916	$513	$3,289	$15,560	$10,029
Mortality and Expense Risk Charge	(6,468)	(257)	(2,652)	(2,451)	(3,453)
Net Investment Income (Loss)	2,448	256	637	13,109	6,576
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	(1,736)	58	25,099	295	480
Realized Capital Gain Distributions Received	—	2,738	—	—	8,021
Net Change in Unrealized Appreciation (Depreciation)	(36,340)	3,261	(1,779)	7,829	32,652
Net Gain (Loss) on Investments	(38,076)	6,057	23,320	8,124	41,153
Net Increase (Decrease) in Net Assets
Resulting from Operations	$(35,628)	$6,313	$23,957	$21,233	$47,729

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Resource Variable Account B
Statements of Operations
Year Ended December 31, 2014

	Sub-Accounts
	AMERICAN FUNDS IS GROWTH-INCOME FUND	AMERICAN FUNDS IS INTERNATIONAL FUND	AMERICAN FUNDS IS NEW WORLD FUND	BLACKROCK CAPITAL APPRECIATION I	BLACKROCK GLOBAL ALLOCATION I
Investment Income
Dividend Income	$2,265	$13,648	$1,648	$—	$4,170
Mortality and Expense Risk Charge	(710)	(3,108)	(629)	(29)	(1,310)
Net Investment Income (Loss)	1,555	10,540	1,019	(29)	2,860
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	45	399	(230)	2	8,565
Realized Capital Gain Distributions Received	5,107	—	10,233	1,252	14,602
Net Change in Unrealized Appreciation (Depreciation)	6,475	(60,840)	(20,925)	(660)	(22,531)
Net Gain (Loss) on Investments	11,627	(60,441)	(10,922)	594	636
Net Increase (Decrease) in Net Assets
Resulting from Operations	$13,182	$(49,901)	$(9,903)	$565	$3,496

	Sub-Accounts
	BLACKROCK HIGH YIELD I	CALVERT EAFE INTERNATIONAL INDEX[1]	CALVERT RUSSELL 2000 SMALL CAP INDEX	COLUMBIA INCOME OPPORTUNITIES	COLUMBIA INTERNATIONAL OPPORTUNITY
Investment Income
Dividend Income	$12,945	$—	$12	$—	$2,089
Mortality and Expense Risk Charge	(1,453)	(1,181)	(985)	(441)	(679)
Net Investment Income (Loss)	11,492	(1,181)	(973)	(441)	1,410
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	625	(100,559)	(3,491)	(1,512)	91
Realized Capital Gain Distributions Received	1,233	—	235	—	—
Net Change in Unrealized Appreciation (Depreciation)	(12,172)	9,838	(39,723)	4,677	(12,359)
Net Gain (Loss) on Investments	(10,314)	(90,721)	(42,979)	3,165	(12,268)
Net Increase (Decrease) in Net Assets
Resulting from Operations	$1,178	$(91,902)	$(43,952)	$2,724	$(10,858)

[1]	Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Resource Variable Account B
Statements of Operations
Year Ended December 31, 2014

	Sub-Accounts
	COLUMBIA MID CAP GROWTH OPPORTUNITY	COLUMBIA SMALL CAP VALUE	DELAWARE VIP EMERGING MARKETS	DELAWARE VIP INTL VALUE EQUITY	DELAWARE VIP SMALL CAP VALUE
Investment Income
Dividend Income	$—	$17	$14,776	$713	$575
Mortality and Expense Risk Charge	(410)	(29)	(6,011)	(303)	(599)
Net Investment Income (Loss)	(410)	(12)	8,765	410	(24)
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	78	4	165,570	60	10,558
Realized Capital Gain Distributions Received	—	357	8,647	—	8,862
Net Change in Unrealized Appreciation (Depreciation)	4,871	535	(48,718)	(5,325)	(14,886)
Net Gain (Loss) on Investments	4,949	896	125,499	(5,265)	4,534
Net Increase (Decrease) in Net Assets
Resulting from Operations	$4,539	$884	$134,264	$(4,855)	$4,510

	Sub-Accounts
	DELAWARE VIP SMID CAP GROWTH	DEUTSCHE ALTERNATIVE ASSET ALLOCATION VIP A1	DEUTSCHE GLOBAL INCOME BUILDER VIP A1	DEUTSCHE INTERNATIONAL VIP A1	DFA VA GLOBAL BOND
Investment Income
Dividend Income	$116	$729	$138,075	$58,058	$5,182
Mortality and Expense Risk Charge	(995)	(269)	(55,626)	(41,345)	(1,336)
Net Investment Income (Loss)	(879)	460	82,449	16,713	3,846
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	7,288	9	37,006	(207,813)	1
Realized Capital Gain Distributions Received	16,115	234	455,186	—	385
Net Change in Unrealized Appreciation (Depreciation)	(18,542)	705	(459,478)	(241,903)	390
Net Gain (Loss) on Investments	4,861	948	32,714	(449,716)	776
Net Increase (Decrease) in Net Assets
Resulting from Operations	$3,982	$1,408	$115,163	$(433,003)	$4,622

[1]	Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Resource Variable Account B
Statements of Operations
Year Ended December 31, 2014

	Sub-Accounts
	DFA VA INTERNATIONAL SMALL PORTFOLIO	DFA VA INTERNATIONAL VALUE PORTFOLIO	DFA VA SHORT TERM FIXED PORTFOLIO	DFA VA U.S. LARGE VALUE PORTFOLIO	DFA VA U.S. TARGETED VALUE
Investment Income
Dividend Income	$20,142	$42,915	$1,201	$38,545	$14,307
Mortality and Expense Risk Charge	(3,950)	(4,916)	(4,837)	(9,623)	(6,061)
Net Investment Income (Loss)	16,192	37,999	(3,636)	28,922	8,246
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	7,456	12,918	148	30,610	14,135
Realized Capital Gain Distributions Received	20,171	—	362	38,477	75,632
Net Change in Unrealized Appreciation (Depreciation)	(151,539)	(172,622)	(262)	15,077	(90,279)
Net Gain (Loss) on Investments	(123,912)	(159,704)	248	84,164	(512)
Net Increase (Decrease) in Net Assets
Resulting from Operations	$(107,720)	$(121,705)	$(3,388)	$113,086	$7,734

	Sub-Accounts
	DREYFUS APPRECIATION	DREYFUS MIDCAP STOCK	DREYFUS QUALITY BOND	DREYFUS SOCIALLY RESPONSIBLE	DREYFUS STOCK INDEX
Investment Income
Dividend Income	$4,419	$6,824	$5,167	$1,320	$6,866
Mortality and Expense Risk Charge	(2,764)	(8,568)	(3,041)	(1,385)	(5,830)
Net Investment Income (Loss)	1,655	(1,744)	2,126	(65)	1,036
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	6,188	21,027	7,949	15,616	75,758
Realized Capital Gain Distributions Received	6,448	3,703	—	8,630	5,918
Net Change in Unrealized Appreciation (Depreciation)	1,713	46,522	(1,569)	(10,330)	(31,359)
Net Gain (Loss) on Investments	14,349	71,252	6,380	13,916	50,317
Net Increase (Decrease) in Net Assets
Resulting from Operations	$16,004	$69,508	$8,506	$13,851	$51,353

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Resource Variable Account B
Statements of Operations
Year Ended December 31, 2014

	Sub-Accounts
	DREYFUS TECHNOLOGY GROWTH	EATON VANCE VT FLOATING-RATE INCOME FUND ADVISOR CLASS[1]	FEDERATED HIGH INCOME BOND	FEDERATED MANAGED VOLATILITY II	FIDELITY CONTRAFUND
Investment Income
Dividend Income	$—	$473	$18,682	$4,191	$18,715
Mortality and Expense Risk Charge	(1,082)	(83)	(3,927)	(1,355)	(21,039)
Net Investment Income (Loss)	(1,082)	390	14,755	2,836	(2,324)
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	1,118	(1)	257	11,371	112,112
Realized Capital Gain Distributions Received	4,505	—	—	8,822	39,265
Net Change in Unrealized Appreciation (Depreciation)	159	(476)	(10,773)	(18,546)	54,729
Net Gain (Loss) on Investments	5,782	(477)	(10,516)	1,647	206,106
Net Increase (Decrease) in Net Assets
Resulting from Operations	$4,700	$(87)	$4,239	$4,483	$203,782

	Sub-Accounts
	FIDELITY ENERGY	FIDELITY EQUITY-INCOME	FIDELITY FINANCIAL SERVICES	FIDELITY GROWTH	FIDELITY GROWTH & INCOME
Investment Income
Dividend Income	$2,024	$7,481	$42	$1,208	$7,705
Mortality and Expense Risk Charge	(1,516)	(3,362)	(322)	(8,354)	(5,956)
Net Investment Income (Loss)	508	4,119	(280)	(7,146)	1,749
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	6,336	20,336	7,405	33,567	23,938
Realized Capital Gain Distributions Received	2,657	3,715	—	—	135
Net Change in Unrealized Appreciation (Depreciation)	(38,249)	(8,659)	(3,514)	36,454	17,204
Net Gain (Loss) on Investments	(29,256)	15,392	3,891	70,021	41,277
Net Increase (Decrease) in Net Assets
Resulting from Operations	$(28,748)	$19,511	$3,611	$62,875	$43,026

[1]	Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Resource Variable Account B
Statements of Operations
Year Ended December 31, 2014

	Sub-Accounts
	FIDELITY GROWTH OPPORTUNITIES	FIDELITY INVESTMENT GRADE BOND	FIDELITY MID CAP I	FIDELITY REAL ESTATE	FIDELITY STRATEGIC INCOME
Investment Income
Dividend Income	$673	$784	$315	$1,240	$2,249
Mortality and Expense Risk Charge	(3,803)	(54)	(777)	(412)	(453)
Net Investment Income (Loss)	(3,130)	730	(462)	828	1,796
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	16,188	2	10,844	(1,166)	(182)
Realized Capital Gain Distributions Received	291	4	2,490	4,068	855
Net Change in Unrealized Appreciation (Depreciation)	17,667	(443)	(5,399)	14,321	(1,413)
Net Gain (Loss) on Investments	34,146	(437)	7,935	17,223	(740)
Net Increase (Decrease) in Net Assets
Resulting from Operations	$31,016	$293	$7,473	$18,051	$1,056

	Sub-Accounts
	FIDELITY TECHNOLOGY	FIDELITY VIP MONEY MARKET SERVICE CLASS	FRANKLIN INCOME VIP FUND - CLASS 1[1]	FRANKLIN INCOME VIP FUND - CLASS 2[1]	FRANKLIN MUTUAL GLOBAL DISCOVERY VIP FUND - CLASS 1[1]
Investment Income
Dividend Income	$51	$70	$23,727	$15,939	$4,019
Mortality and Expense Risk Charge	(503)	(8,700)	(2,256)	(4,032)	(1,032)
Net Investment Income (Loss)	(452)	(8,630)	21,471	11,907	2,987
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	4,998	—	4,140	6,224	4,418
Realized Capital Gain Distributions Received	20,403	—	—	—	11,156
Net Change in Unrealized Appreciation (Depreciation)	(10,473)	—	(22,963)	(7,514)	(10,757)
Net Gain (Loss) on Investments	14,928	—	(18,823)	(1,290)	4,817
Net Increase (Decrease) in Net Assets
Resulting from Operations	$14,476	$(8,630)	$2,648	$10,617	$7,804

[1]	Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Resource Variable Account B
Statements of Operations
Year Ended December 31, 2014

	Sub-Accounts
	FRANKLIN MUTUAL SHARES VIP FUND - CLASS 1[1]	FRANKLIN MUTUAL SHARES VIP FUND - CLASS 2[1]	FRANKLIN RISING DIVIDENDS VIP FUND - CLASS 1[1]	FRANKLIN SMALL-MID CAP GROWTH VIP FUND - CLASS 2[1]	FRANKLIN STRATEGIC INCOME VIP FUND - CLASS 1[1]
Investment Income
Dividend Income	$1,563	$5,666	$3,310	$—	$16,589
Mortality and Expense Risk Charge	(461)	(3,505)	(1,306)	(5,842)	(2,893)
Net Investment Income (Loss)	1,102	2,161	2,004	(5,842)	13,696
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	9,241	8,095	10,158	33,200	(1,484)
Realized Capital Gain Distributions Received	361	1,473	4,102	90,877	5,294
Net Change in Unrealized Appreciation (Depreciation)	(5,845)	4,098	7,706	(90,149)	(22,113)
Net Gain (Loss) on Investments	3,757	13,666	21,966	33,928	(18,303)
Net Increase (Decrease) in Net Assets
Resulting from Operations	$4,859	$15,827	$23,970	$28,086	$(4,607)

	Sub-Accounts
	FRANKLIN U.S. GOVERNMENT SECURITIES VIP FUND - CLASS 1[1]	FRANKLIN U.S. GOVERNMENT SECURITIES VIP FUND - CLASS 2[1]	GOLDMAN SACHS VIT STRATEGIC INCOME FUND[1]	INVESCO AMERICAN FRANCHISE FUND I	INVESCO BALANCED-RISK ALLOCATION I
Investment Income
Dividend Income	$186	$10,838	$6,955	$103	$—
Mortality and Expense Risk Charge	(39)	(5,984)	(911)	(3,024)	(258)
Net Investment Income (Loss)	147	4,854	6,044	(2,921)	(258)
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	(2)	(399)	(3)	3,116	(2,219)
Realized Capital Gain Distributions Received	—	—	—	—	5,560
Net Change in Unrealized Appreciation (Depreciation)	45	6,827	(8,891)	16,595	(1,099)
Net Gain (Loss) on Investments	43	6,428	(8,894)	19,711	2,242
Net Increase (Decrease) in Net Assets
Resulting from Operations	$190	$11,282	$(2,850)	$16,790	$1,984

[1]	Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Resource Variable Account B
Statements of Operations
Year Ended December 31, 2014

	Sub-Accounts
	INVESCO COMSTOCK	INVESCO CORE EQUITY[1]	INVESCO GLOBAL REAL ESTATE	INVESCO INTERNATIONAL GROWTH I	INVESCO INTERNATIONAL GROWTH II
Investment Income
Dividend Income	$2,693	$—	$8,395	$4,042	$4,465
Mortality and Expense Risk Charge	(1,193)	(59)	(5,332)	(1,997)	(4,021)
Net Investment Income (Loss)	1,500	(59)	3,063	2,045	444
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	236	6,458	28,058	2,253	21,136
Realized Capital Gain Distributions Received	—	—	—	—	—
Net Change in Unrealized Appreciation (Depreciation)	15,025	(4,778)	35,472	(5,889)	(24,605)
Net Gain (Loss) on Investments	15,261	1,680	63,530	(3,636)	(3,469)
Net Increase (Decrease) in Net Assets
Resulting from Operations	$16,761	$1,621	$66,593	$(1,591)	$(3,025)

	Sub-Accounts
	INVESCO MID CAP CORE EQUITY FUND	INVESCO MID CAP GROWTH FUND II	INVESCO SMALL CAP EQUITY I	JANUS ASPEN ENTERPRISE PORTFOLIO	JANUS ASPEN FLEXIBLE BOND
Investment Income
Dividend Income	$13	$—	$—	$46	$11,112
Mortality and Expense Risk Charge	(227)	(473)	(322)	(220)	(1,594)
Net Investment Income (Loss)	(214)	(473)	(322)	(174)	9,518
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	3,251	7,047	3,503	7,266	(1,848)
Realized Capital Gain Distributions Received	3,629	—	4,961	1,989	—
Net Change in Unrealized Appreciation (Depreciation)	(4,923)	(4,551)	(7,169)	(4,681)	2,166
Net Gain (Loss) on Investments	1,957	2,496	1,295	4,574	318
Net Increase (Decrease) in Net Assets
Resulting from Operations	$1,743	$2,023	$973	$4,400	$9,836

[1]	Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Resource Variable Account B
Statements of Operations
Year Ended December 31, 2014

	Sub-Accounts
	JANUS ASPEN OVERSEAS PORTFOLIO[1]	JANUS ASPEN PERKINS MID CAP VALUE PORTFOLIO	JP MORGAN INSURANCE TRUST INTERNATIONAL EQUITY I1	JP MORGAN INSURANCE TRUST MID CAP VALUE I	JP MORGAN INSURANCE TRUST U.S. EQUITY I
Investment Income
Dividend Income	$541	$2,077	$4,005	$4,973	$1,267
Mortality and Expense Risk Charge	(156)	(998)	(2,228)	(6,255)	(1,727)
Net Investment Income (Loss)	385	1,079	1,777	(1,282)	(460)
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	(8,643)	12,467	33,410	60,364	9,408
Realized Capital Gain Distributions Received	1,745	14,030	—	33,932	—
Net Change in Unrealized Appreciation (Depreciation)	(1,218)	(14,839)	(42,119)	(8,825)	6,930
Net Gain (Loss) on Investments	(8,116)	11,658	(8,709)	85,471	16,338
Net Increase (Decrease) in Net Assets
Resulting from Operations	$(7,731)	$12,737	$(6,932)	$84,189	$15,878

	Sub-Accounts
	MERGER VL	MFS GROWTH SERIES	MFS INTERNATIONAL GROWTH PORTFOLIO	MFS INTERNATIONAL VALUE PORTFOLIO	MFS NEW DISCOVERY PORTFOLIO[1]
Investment Income
Dividend Income	$332	$355	$794	$7,720	$—
Mortality and Expense Risk Charge	(228)	(2,077)	(505)	(2,570)	(201)
Net Investment Income (Loss)	104	(1,722)	289	5,150	(201)
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	95	19,873	1,047	19,643	(15,246)
Realized Capital Gain Distributions Received	133	22,623	3,934	—	16,296
Net Change in Unrealized Appreciation (Depreciation)	(444)	(12,482)	(10,004)	(24,749)	(6,065)
Net Gain (Loss) on Investments	(216)	30,014	(5,023)	(5,106)	(5,015)
Net Increase (Decrease) in Net Assets
Resulting from Operations	$(112)	$28,292	$(4,734)	$44	$(5,216)

[1]	Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Resource Variable Account B
Statements of Operations
Year Ended December 31, 2014

	Sub-Accounts
	MFS NEW DISCOVERY SERIES[1]	MFS UTILITIES SERIES	PIMCO ALL ASSET INSTITUTIONAL CLASS	PIMCO COMMODITY REALRETURN STRAT. INSTITUTIONAL CLASS	PIMCO EMERGING MARKETS BOND INSTITUTIONAL CLASS
Investment Income
Dividend Income	$—	$16,572	$86,208	$878	$18,796
Mortality and Expense Risk Charge	(64)	(4,764)	(8,364)	(1,000)	(2,092)
Net Investment Income (Loss)	(64)	11,808	77,844	(122)	16,704
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	(9,153)	24,127	(10,908)	(5,435)	(10,219)
Realized Capital Gain Distributions Received	11,517	29,063	—	—	5,893
Net Change in Unrealized Appreciation (Depreciation)	(880)	23,852	(101,090)	(26,556)	(5,648)
Net Gain (Loss) on Investments	1,484	77,042	(111,998)	(31,991)	(9,974)
Net Increase (Decrease) in Net Assets
Resulting from Operations	$1,420	$88,850	$(34,154)	$(32,113)	$6,730

	Sub-Accounts
	PIMCO EQS PATHFINDER PORTFOLIO INSTITUTIONAL CLASS	PIMCO FOREIGN BOND (UNHEDGED) INSTITUTIONAL CLASS[1]	PIMCO GLOBAL BOND (UNHEDGED) INSTITUTIONAL CLASS	PIMCO GLOBAL MULTI-ASSET PORTFOLIO - INSTITUTIONAL CLASS SHARES[1]	PIMCO LOW DURATION INSTITUTIONAL CLASS
Investment Income
Dividend Income	$—	$50	$7,546	$6	$4,402
Mortality and Expense Risk Charge	—	(13)	(1,727)	(4)	(2,079)
Net Investment Income (Loss)	—	37	5,819	2	2,323
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	—	(186)	(283)	(283)	(1,127)
Realized Capital Gain Distributions Received	—	10	8,310	—	—
Net Change in Unrealized Appreciation (Depreciation)	(3)	—	(8,785)	304	686
Net Gain (Loss) on Investments	(3)	(176)	(758)	21	(441)
Net Increase (Decrease) in Net Assets
Resulting from Operations	$(3)	$(139)	$5,061	$23	$1,882

[1]	Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Resource Variable Account B
Statements of Operations
Year Ended December 31, 2014

	Sub-Accounts
	PIMCO REAL RETURN INSTITUTIONAL CLASS	PIMCO TOTAL RETURN INSTITUTIONAL CLASS	PIMCO UNCONSTRAINED BOND INSTITUTIONAL CLASS	PIONEER BOND VCT CLASS I	PIONEER EMERGING MARKETS VCT CLASS II
Investment Income
Dividend Income	$4,889	$33,578	$7,214	$111,841	$112
Mortality and Expense Risk Charge	(1,851)	(8,556)	(3,821)	(41,099)	(689)
Net Investment Income (Loss)	3,038	25,022	3,393	70,742	(577)
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	(468)	(3,492)	454	29,790	1,482
Realized Capital Gain Distributions Received	—	—	—	17,898	319
Net Change in Unrealized Appreciation (Depreciation)	3,056	31,458	17,528	38,159	(8,420)
Net Gain (Loss) on Investments	2,588	27,966	17,982	85,847	(6,619)
Net Increase (Decrease) in Net Assets
Resulting from Operations	$5,626	$52,988	$21,375	$156,589	$(7,196)

	Sub-Accounts
	PIONEER EQUITY INCOME VCT CLASS II	PIONEER FUND VCT CLASS I	PIONEER HIGH YIELD VCT CLASS II	PIONEER MID CAP VALUE VCT CLASS I	PIONEER SELECT MID CAP GROWTH VCT CLASS I
Investment Income
Dividend Income	$2,773	$347,831	$7,534	$32,206	$—
Mortality and Expense Risk Charge	(1,318)	(364,713)	(2,108)	(45,340)	(264,232)
Net Investment Income (Loss)	1,455	(16,882)	5,426	(13,134)	(264,232)
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	10,724	871,440	(1,570)	54,289	681,781
Realized Capital Gain Distributions Received	—	2,064,100	6,316	489,084	4,311,904
Net Change in Unrealized Appreciation (Depreciation)	(668)	(233,691)	(12,470)	(67,079)	(3,096,569)
Net Gain (Loss) on Investments	10,056	2,701,849	(7,724)	476,294	1,897,116
Net Increase (Decrease) in Net Assets
Resulting from Operations	$11,511	$2,684,967	$(2,298)	$463,160	$1,632,884

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Resource Variable Account B
Statements of Operations
Year Ended December 31, 2014

	Sub-Accounts
	PIONEER STRATEGIC INCOME VCT CLASS I	PIONEER STRATEGIC INCOME VCT CLASS II	ROYCE CAPITAL MICRO-CAP	ROYCE CAPITAL SMALL-CAP	SENTINEL VP BOND
Investment Income
Dividend Income	$10,929	$10,815	$—	$104	$2,107
Mortality and Expense Risk Charge	(1,785)	(3,913)	(166)	(699)	(89)
Net Investment Income (Loss)	9,144	6,902	(166)	(595)	2,018
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	(280)	(1,566)	20	15,011	(1)
Realized Capital Gain Distributions Received	3,269	3,284	2,183	9,550	—
Net Change in Unrealized Appreciation (Depreciation)	(1,788)	894	(3,227)	(21,614)	(2,665)
Net Gain (Loss) on Investments	1,201	2,612	(1,024)	2,947	(2,666)
Net Increase (Decrease) in Net Assets
Resulting from Operations	$10,345	$9,514	$(1,190)	$2,352	$(648)

	Sub-Accounts
	SENTINEL VP COMMON STOCK	T. ROWE PRICE BLUE CHIP GROWTH	T. ROWE PRICE EQUITY INCOME PORTFOLIO	T. ROWE PRICE HEALTH SCIENCES PORTFOLIO	T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
Investment Income
Dividend Income	$4,045	$—	$7,015	$—	$2,090
Mortality and Expense Risk Charge	(1,219)	(4,292)	(2,442)	(5,954)	(1,177)
Net Investment Income (Loss)	2,826	(4,292)	4,573	(5,954)	913
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	(500)	49,260	20,806	30,401	200
Realized Capital Gain Distributions Received	28,203	—	—	92,566	1,106
Net Change in Unrealized Appreciation (Depreciation)	(8,212)	13,046	(2,572)	171,689	(5,736)
Net Gain (Loss) on Investments	19,491	62,306	18,234	294,656	(4,430)
Net Increase (Decrease) in Net Assets
Resulting from Operations	$22,317	$58,014	$22,807	$288,702	$(3,517)

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Resource Variable Account B
Statements of Operations
Year Ended December 31, 2014

	Sub-Accounts
	T. ROWE PRICE NEW AMERICA GROWTH PORTFOLIO	TEMPLETON DEVELOPING MARKETS VIP FUND - CLASS 1[1]	TEMPLETON DEVELOPING MARKETS VIP FUND - CLASS 2[1]	TEMPLETON FOREIGN VIP FUND - CLASS 1[1]	TEMPLETON GLOBAL BOND VIP FUND - CLASS 1[1]
Investment Income
Dividend Income	$—	$4,948	$3,726	$1,644	$72,513
Mortality and Expense Risk Charge	(3,812)	(1,604)	(3,143)	(543)	(8,132)
Net Investment Income (Loss)	(3,812)	3,344	583	1,101	64,381
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	13,150	(6,536)	5,652	3,494	(2,739)
Realized Capital Gain Distributions Received	90,511	—	—	—	—
Net Change in Unrealized Appreciation (Depreciation)	(46,959)	(21,349)	(30,552)	(18,828)	(39,698)
Net Gain (Loss) on Investments	56,702	(27,885)	(24,900)	(15,334)	(42,437)
Net Increase (Decrease) in Net Assets
Resulting from Operations	$52,890	$(24,541)	$(24,317)	$(14,233)	$21,944

	Sub-Accounts
	TEMPLETON GROWTH VIP FUND - CLASS 2[1]	VAN ECK VIP GLOBAL HARD ASSETS	VAN ECK VIP MULTI MANAGER ALTERNATIVE	VANGUARD BALANCED	VANGUARD CAPITAL GROWTH
Investment Income
Dividend Income	$737	$335	$—	$31,469	$3,054
Mortality and Expense Risk Charge	(917)	(2,263)	(464)	(8,772)	(2,267)
Net Investment Income (Loss)	(180)	(1,928)	(464)	22,697	787
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	987	486	7	548	2,257
Realized Capital Gain Distributions Received	—	—	861	73,541	6,738
Net Change in Unrealized Appreciation (Depreciation)	(4,932)	(70,573)	(1,501)	31,722	49,613
Net Gain (Loss) on Investments	(3,945)	(70,087)	(633)	105,811	58,608
Net Increase (Decrease) in Net Assets
Resulting from Operations	$(4,125)	$(72,015)	$(1,097)	$128,508	$59,395

[1]	Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Resource Variable Account B
Statements of Operations
Year Ended December 31, 2014

	Sub-Accounts
	VANGUARD EQUITY INCOME	VANGUARD EQUITY INDEX	VANGUARD HIGH YIELD BOND	VANGUARD INTERNATIONAL	VANGUARD MID-CAP INDEX
Investment Income
Dividend Income	$32,171	$43,437	$64,054	$2,455	$20,098
Mortality and Expense Risk Charge	(7,151)	(8,113)	(7,509)	(1,073)	(10,966)
Net Investment Income (Loss)	25,020	35,324	56,545	1,382	9,132
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	80,723	180,849	(1,589)	755	57,043
Realized Capital Gain Distributions Received	66,660	48,055	—	—	79,590
Net Change in Unrealized Appreciation (Depreciation)	(56,477)	(104,059)	(10,863)	(14,256)	(17,880)
Net Gain (Loss) on Investments	90,906	124,845	(12,452)	(13,501)	118,753
Net Increase (Decrease) in Net Assets
Resulting from Operations	$115,926	$160,169	$44,093	$(12,119)	$127,885

	Sub-Accounts
	VANGUARD MONEY MARKET	VANGUARD REIT INDEX	VANGUARD SHORT TERM INVESTMENT GRADE	VANGUARD SMALL COMPANY GROWTH	VANGUARD TOTAL BOND MARKET INDEX
Investment Income
Dividend Income	$1,311	$20,530	$12,656	$147	$9,065
Mortality and Expense Risk Charge	(7,987)	(4,555)	(5,263)	(626)	(3,564)
Net Investment Income (Loss)	(6,676)	15,975	7,393	(479)	5,501
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	—	801	1,254	46	(747)
Realized Capital Gain Distributions Received	—	27,872	3,867	6,623	1,321
Net Change in Unrealized Appreciation (Depreciation)	—	139,276	(3,840)	1,860	21,238
Net Gain (Loss) on Investments	—	167,949	1,281	8,529	21,812
Net Increase (Decrease) in Net Assets
Resulting from Operations	$(6,676)	$183,924	$8,674	$8,050	$27,313

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Resource Variable Account B
Statements of Operations
Year Ended December 31, 2014

	Sub-Accounts
	VANGUARD TOTAL STOCK MARKET INDEX	VIRTUS INTERNATIONAL SERIES I1	VIRTUS MULTI-SECTOR FIXED INCOME SERIES I	VIRTUS PREMIUM ALPHASECTOR SERIES I	VIRTUS REAL ESTATE SECURITIES SERIES I
Investment Income
Dividend Income	$7,288	$87	$3,852	$52	$205
Mortality and Expense Risk Charge	(2,897)	(27)	(224)	(111)	(87)
Net Investment Income (Loss)	4,391	60	3,628	(59)	118
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	25,796	(221)	58	1,155	(18)
Realized Capital Gain Distributions Received	28,908	—	—	1,308	1,777
Net Change in Unrealized Appreciation (Depreciation)	(12,364)	(1)	(4,924)	(2,123)	1,985
Net Gain (Loss) on Investments	42,340	(222)	(4,866)	340	3,744
Net Increase (Decrease) in Net Assets
Resulting from Operations	$46,731	$(162)	$(1,238)	$281	$3,862

	Sub-Accounts
	VIRTUS SMALL-CAP GROWTH SERIES I	VOYA GLOBAL RESOURCES PORTFOLIO SERVICE[1]	VY JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO INITIAL[1]
Investment Income
Dividend Income	$—	$752	$992
Mortality and Expense Risk Charge	(563)	(1,002)	(1,112)
Net Investment Income (Loss)	(563)	(250)	(120)
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	(226)	(403)	1,383
Realized Capital Gain Distributions Received	12,916	—	8,075
Net Change in Unrealized Appreciation (Depreciation)	(2,664)	(6,970)	(8,724)
Net Gain (Loss) on Investments	10,026	(7,373)	734
Net Increase (Decrease) in Net Assets
Resulting from Operations	$9,463	$(7,623)	$614

[1]	Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Resource Variable Account B
Statements of Changes in Net Assets
Years Ended December 31, 2013 and 2014

	Sub-Accounts
	ALLIANCE BERNSTEIN VPS REAL ESTATE		ALLIANCE BERNSTEIN VPS SMALL CAP GROWTH		ALLIANCE BERNSTEIN VPS SMALL/MID CAP VALUE		ALPS/ALERIAN ENERGY INFRASTRUCTURE-CLASS I	AMERICAN CENTURY BALANCED
Net Assets at January 1, 2013	$11,013		$34,839		$—		$—	$584,871
Increase in Net Assets from Operations
Net Investment Income (Loss)	803		(183)		53		(53)	1,857
Net Realized Gains (Losses)	413		4,977		5,371		—	19,595
Net Change in Unrealized Appreciation (Depreciation)	(8,554)		5,588		18,533		1,466	60,239
Net Increase (Decrease) in Net Assets Resulting from Operations	(7,338)		10,382		23,957		1,413	81,691

Contract Transactions
Contract Purchase Payments and Transfers In
Resource Variable Account B	—		—		—		—	21,378
Symetra True Variable Annuity	179,860		—		96,704		15,364	—
Contract Terminations, Transfers Out
Resource Variable Account B	—		—		—		—	(144,307)
Symetra True Variable Annuity	(49,155)		(13,812)		(353)		—	—
Contract Maintenance Charges
Resource Variable Account B	—		—		—		—	—
Symetra True Variable Annuity	—		—		(16)		—	—
Increase (Decrease) from Contract Transactions	130,705		(13,812)		96,335		15,364	(122,929)
Total Increase (Decrease) in Net Assets	123,367		(3,430)		120,292		16,777	(41,238)

Net Assets at December 31, 2013	134,380		31,409		120,292		16,777	543,633

Increase in Net Assets from Operations
Net Investment Income (Loss)	2,876		(185)		126		1,648	1,456
Net Realized Gains (Losses)	26,048		2,764		14,840		2,192	63,754
Net Change in Unrealized Appreciation (Depreciation)	(893)		(3,334)		(4,705)		(9,238)	(22,613)
Net Increase (Decrease) in Net Assets Resulting from Operations	28,031		(755)		10,261		(5,398)	42,597

Contract Transactions
Contract Purchase Payments and Transfers In
Resource Variable Account B	—		—		—		—	10,568
Symetra True Variable Annuity	47,397		—		11		242,918	—
Contract Terminations, Transfers Out
Resource Variable Account B	—		—		—		—	(85,131)
Symetra True Variable Annuity	(35,981)		—		(1,533)		(6,631)	—
Contract Maintenance Charges
Resource Variable Account B	—		—		—		—	—
Symetra True Variable Annuity	—		—		(59)		—	—
Increase (Decrease) from Contract Transactions	11,416	—	—	—	(1,581)	—	236,287	(74,563)
Total Increase (Decrease) in Net Assets	39,447		(755)		8,680		230,889	(31,966)

Net Assets at December 31, 2014	$173,827		$30,654		$128,972		$247,666	$511,667

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Resource Variable Account B
Statements of Changes in Net Assets
Years Ended December 31, 2013 and 2014

	Sub-Accounts
	AMERICAN CENTURY INTERNATIONAL		AMERICAN CENTURY MID CAP VALUE		AMERICAN CENTURY ULTRA II1		AMERICAN CENTURY VALUE		AMERICAN FUNDS IS GLOBAL GROWTH AND INCOME FUND
Net Assets at January 1, 2013	$500,420		$12,205		$22,618		$151,038		$—
Increase in Net Assets from Operations
Net Investment Income (Loss)	2,390		200		13		839		10,503
Net Realized Gains (Losses)	(9,716)		226		2,653		6,766		9
Net Change in Unrealized Appreciation (Depreciation)	107,755		6,492		(1,529)		41,517		6,659
Net Increase (Decrease) in Net Assets Resulting from Operations	100,429		6,918		1,137		49,122		17,171

Contract Transactions
Contract Purchase Payments and Transfers In
Resource Variable Account B	4,871		—		—		35,495		—
Symetra True Variable Annuity	—		20,001		—		5,417		377,042
Contract Terminations, Transfers Out
Resource Variable Account B	(52,781)		—		(23,755)		(24,682)		—
Symetra True Variable Annuity	—		—		—		(661)		—
Contract Maintenance Charges
Resource Variable Account B	—		—		—		—		—
Symetra True Variable Annuity	—		—		—		—		—
Increase (Decrease) from Contract Transactions	(47,910)		20,001		(23,755)		15,569		377,042
Total Increase (Decrease) in Net Assets	52,519		26,919		(22,618)		64,691		394,213

Net Assets at December 31, 2013	552,939		39,124		—		215,729		394,213

Increase in Net Assets from Operations
Net Investment Income (Loss)	2,448		256		—		637		13,109
Net Realized Gains (Losses)	(1,736)		2,796		—		25,099		295
Net Change in Unrealized Appreciation (Depreciation)	(36,340)		3,261		—		(1,779)		7,829
Net Increase (Decrease) in Net Assets Resulting from Operations	(35,628)		6,313		—		23,957		21,233

Contract Transactions
Contract Purchase Payments and Transfers In
Resource Variable Account B	51,710		—		—		7,612		—
Symetra True Variable Annuity	—		1,226		—		—		1,650
Contract Terminations, Transfers Out
Resource Variable Account B	(63,460)		—		—		(46,187)		—
Symetra True Variable Annuity	—		—		—		(3,596)		—
Contract Maintenance Charges
Resource Variable Account B	—		—		—		—		—
Symetra True Variable Annuity	—		—		—		—		—
Increase (Decrease) from Contract Transactions	(11,750)	—	1,226	—	—	—	(42,171)	—	1,650
Total Increase (Decrease) in Net Assets	(47,378)		7,539		—		(18,214)		22,883

Net Assets at December 31, 2014	$505,561		$46,663		$—		$197,515		$417,096
1  Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Resource Variable Account B
Statements of Changes in Net Assets
Years Ended December 31, 2013 and 2014

	Sub-Accounts
	AMERICAN FUNDS IS GROWTH FUND	AMERICAN FUNDS IS GROWTH-INCOME FUND	AMERICAN FUNDS IS INTERNATIONAL FUND	AMERICAN FUNDS IS NEW WORLD FUND	BLACKROCK CAPITAL APPRECIATION I
Net Assets at January 1, 2013	$—	$—	$—	$—	$10,729
Increase in Net Assets from Operations
Net Investment Income (Loss)	827	912	742	607	(78)
Net Realized Gains (Losses)	824	729	9	(27,438)	2,991
Net Change in Unrealized Appreciation (Depreciation)	15,537	3,417	7,295	(68)	517
Net Increase (Decrease) in Net Assets Resulting from Operations	17,188	5,058	8,046	(26,899)	3,430

Contract Transactions
Contract Purchase Payments and Transfers In
Resource Variable Account B	—	—	—	—	—
Symetra True Variable Annuity	129,432	93,448	121,802	1,462,610	1,861
Contract Terminations, Transfers Out
Resource Variable Account B	—	—	—	—	—
Symetra True Variable Annuity	(6,414)	(12,607)	—	(1,348,561)	(13,662)
Contract Maintenance Charges
Resource Variable Account B	—	—	—	—	—
Symetra True Variable Annuity	—	—	—	—	—
Increase (Decrease) from Contract Transactions	123,018	80,841	121,802	114,049	(11,801)
Total Increase (Decrease) in Net Assets	140,206	85,899	129,848	87,150	(8,371)

Net Assets at December 31, 2013	140,206	85,899	129,848	87,150	2,358

Increase in Net Assets from Operations
Net Investment Income (Loss)	6,576	1,555	10,540	1,019	(29)
Net Realized Gains (Losses)	8,501	5,152	399	10,003	1,254
Net Change in Unrealized Appreciation (Depreciation)	32,652	6,475	(60,840)	(20,925)	(660)
Net Increase (Decrease) in Net Assets Resulting from Operations	47,729	13,182	(49,901)	(9,903)	565

Contract Transactions
Contract Purchase Payments and Transfers In
Resource Variable Account B	—	—	—	—	—
Symetra True Variable Annuity	784,774	61,939	908,507	49,110	4,999
Contract Terminations, Transfers Out
Resource Variable Account B	—	—	—	—	—
Symetra True Variable Annuity	(244)	—	(367)	(1,309)	—
Contract Maintenance Charges
Resource Variable Account B	—	—	—	—	—
Symetra True Variable Annuity	—	—	—	—	—
Increase (Decrease) from Contract Transactions	784,530	61,939	908,140	47,801	4,999
Total Increase (Decrease) in Net Assets	832,259	75,121	858,239	37,898	5,564

Net Assets at December 31, 2014	$972,465	$161,020	$988,087	$125,048	$7,922

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Resource Variable Account B
Statements of Changes in Net Assets
Years Ended December 31, 2013 and 2014

	Sub-Accounts
	BLACKROCK GLOBAL ALLOCATION I	BLACKROCK HIGH YIELD I	CALVERT EAFE INTERNATIONAL INDEX[1]	CALVERT RUSSELL 2000 SMALL CAP INDEX	COLUMBIA INCOME OPPORTUNITIES
Net Assets at January 1, 2013	$42,874	$19,327	$—	$—	$72,438
Increase in Net Assets from Operations
Net Investment Income (Loss)	851	4,996	29,307	7,961	8,909
Net Realized Gains (Losses)	6,469	200	(21)	50,336	7,018
Net Change in Unrealized Appreciation (Depreciation)	5,639	2,126	(9,838)	39,628	(12,703)
Net Increase (Decrease) in Net Assets Resulting from Operations	12,959	7,322	19,448	97,925	3,224

Contract Transactions
Contract Purchase Payments and Transfers In
Resource Variable Account B	—	—	—	—	—
Symetra True Variable Annuity	96,281	110,650	1,379,735	1,345,460	3,147
Contract Terminations, Transfers Out
Resource Variable Account B	—	—	—	—	—
Symetra True Variable Annuity	(19,098)	(5,260)	—	—	(4,900)
Contract Maintenance Charges
Resource Variable Account B	—	—	—	—	—
Symetra True Variable Annuity	—	(2)	—	—	—
Increase (Decrease) from Contract Transactions	77,183	105,388	1,379,735	1,345,460	(1,753)
Total Increase (Decrease) in Net Assets	90,142	112,710	1,399,183	1,443,385	1,471

Net Assets at December 31, 2013	133,016	132,037	1,399,183	1,443,385	73,909

Increase in Net Assets from Operations
Net Investment Income (Loss)	2,860	11,492	(1,181)	(973)	(441)
Net Realized Gains (Losses)	23,167	1,858	(100,559)	(3,256)	(1,512)
Net Change in Unrealized Appreciation (Depreciation)	(22,531)	(12,172)	9,838	(39,723)	4,677
Net Increase (Decrease) in Net Assets Resulting from Operations	3,496	1,178	(91,902)	(43,952)	2,724

Contract Transactions
Contract Purchase Payments and Transfers In
Resource Variable Account B	—	—	—	—	—
Symetra True Variable Annuity	153,179	184,126	2,061,416	—	—
Contract Terminations, Transfers Out
Resource Variable Account B	—	—	—	—	—
Symetra True Variable Annuity	(102,412)	(81,293)	(3,368,697)	(1,397,313)	(17,331)
Contract Maintenance Charges
Resource Variable Account B	—	—	—	—	—
Symetra True Variable Annuity	—	(6)	—	—	—
Increase (Decrease) from Contract Transactions	50,767	102,827	(1,307,281)	(1,397,313)	(17,331)
Total Increase (Decrease) in Net Assets	54,263	104,005	(1,399,183)	(1,441,265)	(14,607)

Net Assets at December 31, 2014	$187,279	$236,042	$—	$2,120	$59,302
1  Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Resource Variable Account B
Statements of Changes in Net Assets
Years Ended December 31, 2013 and 2014

	Sub-Accounts
	COLUMBIA INTERNATIONAL OPPORTUNITY	COLUMBIA MID CAP GROWTH OPPORTUNITY	COLUMBIA SMALL CAP VALUE	DELAWARE VIP EMERGING MARKETS	DELAWARE VIP INTL VALUE EQUITY
Net Assets at January 1, 2013	$—	$—	$20,410	$7,883	$3,208
Increase in Net Assets from Operations
Net Investment Income (Loss)	969	(251)	159	2,336	183
Net Realized Gains (Losses)	867	23	5,863	1,371	16
Net Change in Unrealized Appreciation (Depreciation)	14,539	11,647	192	17,698	2,949
Net Increase (Decrease) in Net Assets Resulting from Operations	16,375	11,419	6,214	21,405	3,148

Contract Transactions
Contract Purchase Payments and Transfers In
Resource Variable Account B	—	—	—	—	—
Symetra True Variable Annuity	109,580	55,605	5,000	416,652	33,932
Contract Terminations, Transfers Out
Resource Variable Account B	—	—	—	—	—
Symetra True Variable Annuity	(7,844)	—	(28,737)	(7,457)	(37)
Contract Maintenance Charges
Resource Variable Account B	—	—	—	—	—
Symetra True Variable Annuity	—	—	—	(27)	—
Increase (Decrease) from Contract Transactions	101,736	55,605	(23,737)	409,168	33,895
Total Increase (Decrease) in Net Assets	118,111	67,024	(17,523)	430,573	37,043

Net Assets at December 31, 2013	118,111	67,024	2,887	438,456	40,251

Increase in Net Assets from Operations
Net Investment Income (Loss)	1,410	(410)	(12)	8,765	410
Net Realized Gains (Losses)	91	78	361	174,217	60
Net Change in Unrealized Appreciation (Depreciation)	(12,359)	4,871	535	(48,718)	(5,325)
Net Increase (Decrease) in Net Assets Resulting from Operations	(10,858)	4,539	884	134,264	(4,855)

Contract Transactions
Contract Purchase Payments and Transfers In
Resource Variable Account B	—	—	—	—	—
Symetra True Variable Annuity	1,919	1	9,120	1,862,725	15,015
Contract Terminations, Transfers Out
Resource Variable Account B	—	—	—	—	—
Symetra True Variable Annuity	(2,971)	—	—	(1,964,744)	—
Contract Maintenance Charges
Resource Variable Account B	—	—	—	—	—
Symetra True Variable Annuity	—	—	—	(92)	—
Increase (Decrease) from Contract Transactions	(1,052)	1	9,120	(102,111)	15,015
Total Increase (Decrease) in Net Assets	(11,910)	4,540	10,004	32,153	10,160

Net Assets at December 31, 2014	$106,201	$71,564	$12,891	$470,609	$50,411

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Resource Variable Account B
Statements of Changes in Net Assets
Years Ended December 31, 2013 and 2014

	DELAWARE VIP SMALL CAP VALUE	DELAWARE VIP SMID CAP GROWTH	DEUTSCHE ALTERNATIVE ASSET ALLOCATION VIP A1	DEUTSCHE GLOBAL INCOME BUILDER VIP A1	DEUTSCHE INTERNATIONAL VIP A1
Net Assets at January 1, 2013	$42,401	$68,395	$—	$4,571,130	$3,302,116
Increase in Net Assets from Operations
Net Investment Income (Loss)	124	(572)	(98)	37,871	138,748
Net Realized Gains (Losses)	4,440	5,408	—	26,988	(235,262)
Net Change in Unrealized Appreciation (Depreciation)	15,958	30,142	551	579,551	683,792
Net Increase (Decrease) in Net Assets Resulting from Operations	20,522	34,978	453	644,410	587,278

Contract Transactions
Contract Purchase Payments and Transfers In
Resource Variable Account B	—	—	—	113,910	145,425
Symetra True Variable Annuity	42,697	61,568	37,463	—	—
Contract Terminations, Transfers Out
Resource Variable Account B	—	—	—	(721,786)	(405,493)
Symetra True Variable Annuity	(7,782)	(6,384)	—	—	—
Contract Maintenance Charges
Resource Variable Account B	—	—	—	(1,172)	(348)
Symetra True Variable Annuity	—	—	—	—	—
Increase (Decrease) from Contract Transactions	34,915	55,184	37,463	(609,048)	(260,416)
Total Increase (Decrease) in Net Assets	55,437	90,162	37,916	35,362	326,862

Net Assets at December 31, 2013	97,838	158,557	37,916	4,606,492	3,628,978

Increase in Net Assets from Operations
Net Investment Income (Loss)	(24)	(879)	460	82,449	16,713
Net Realized Gains (Losses)	19,420	23,403	243	492,192	(207,813)
Net Change in Unrealized Appreciation (Depreciation)	(14,886)	(18,542)	705	(459,478)	(241,903)
Net Increase (Decrease) in Net Assets Resulting from Operations	4,510	3,982	1,408	115,163	(433,003)

Contract Transactions
Contract Purchase Payments and Transfers In
Resource Variable Account B	—	—	—	60,062	66,492
Symetra True Variable Annuity	69,173	44,614	27,032	—	—
Contract Terminations, Transfers Out
Resource Variable Account B	—	—	—	(600,020)	(450,705)
Symetra True Variable Annuity	(68,179)	(44,831)	—	—	—
Contract Maintenance Charges
Resource Variable Account B	—	—	—	(1,171)	(270)
Symetra True Variable Annuity	—	—	—	—	—
Increase (Decrease) from Contract Transactions	994	(217)	27,032	(541,129)	(384,483)
Total Increase (Decrease) in Net Assets	5,504	3,765	28,440	(425,966)	(817,486)

Net Assets at December 31, 2014	$103,342	$162,322	$66,356	$4,180,526	$2,811,492
1  Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Resource Variable Account B
Statements of Changes in Net Assets
Years Ended December 31, 2013 and 2014

	Sub-Accounts
	DFA VA GLOBAL BOND	DFA VA INTERNATIONAL SMALL PORTFOLIO	DFA VA INTERNATIONAL VALUE PORTFOLIO	DFA VA SHORT TERM FIXED PORTFOLIO	DFA VA U.S. LARGE VALUE PORTFOLIO
Net Assets at January 1, 2013	$—	$31,444	$—	$67,179	$38,746
Increase in Net Assets from Operations
Net Investment Income (Loss)	395	3,930	8,234	(339)	10,867
Net Realized Gains (Losses)	2,494	6,788	583	(136)	86,693
Net Change in Unrealized Appreciation (Depreciation)	(2,160)	18,430	26,572	(523)	87,003
Net Increase (Decrease) in Net Assets Resulting from Operations	729	29,148	35,389	(998)	184,563

Contract Transactions
Contract Purchase Payments and Transfers In
Resource Variable Account B	—	—	—	—	—
Symetra True Variable Annuity	175,932	159,944	414,371	736,493	861,052
Contract Terminations, Transfers Out
Resource Variable Account B	—	—	—	—	—
Symetra True Variable Annuity	(587)	(4,378)	(5,981)	(69,891)	(21,180)
Contract Maintenance Charges
Resource Variable Account B	—	—	—	—	—
Symetra True Variable Annuity	—	—	—	—	(30)
Increase (Decrease) from Contract Transactions	175,345	155,566	408,390	666,602	839,842
Total Increase (Decrease) in Net Assets	176,074	184,714	443,779	665,604	1,024,405

Net Assets at December 31, 2013	176,074	216,158	443,779	732,783	1,063,151

Increase in Net Assets from Operations
Net Investment Income (Loss)	3,846	16,192	37,999	(3,636)	28,922
Net Realized Gains (Losses)	386	27,627	12,918	510	69,087
Net Change in Unrealized Appreciation (Depreciation)	390	(151,539)	(172,622)	(262)	15,077
Net Increase (Decrease) in Net Assets Resulting from Operations	4,622	(107,720)	(121,705)	(3,388)	113,086

Contract Transactions
Contract Purchase Payments and Transfers In
Resource Variable Account B	—	—	—	—	—
Symetra True Variable Annuity	105,669	891,866	816,887	137,243	1,245,345
Contract Terminations, Transfers Out
Resource Variable Account B	—	—	—	—	—
Symetra True Variable Annuity	(6,409)	(98,435)	(105,771)	(212,941)	(154,080)
Contract Maintenance Charges
Resource Variable Account B	—	—	—	—	—
Symetra True Variable Annuity	—	—	—	—	(123)
Increase (Decrease) from Contract Transactions	99,260	793,431	711,116	(75,698)	1,091,142
Total Increase (Decrease) in Net Assets	103,882	685,711	589,411	(79,086)	1,204,228

Net Assets at December 31, 2014	$279,956	$901,869	$1,033,190	$653,697	$2,267,379

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Resource Variable Account B
Statements of Changes in Net Assets
Years Ended December 31, 2013 and 2014

	Sub-Accounts
	DFA VA U.S. TARGETED VALUE	DREYFUS APPRECIATION	DREYFUS MIDCAP STOCK	DREYFUS QUALITY BOND	DREYFUS SOCIALLY RESPONSIBLE
Net Assets at January 1, 2013	$52,563	$306,109	$596,935	$255,893	$95,878
Increase in Net Assets from Operations
Net Investment Income (Loss)	1,698	1,671	805	3,959	(25)
Net Realized Gains (Losses)	6,018	19,052	13,479	1,519	1,321
Net Change in Unrealized Appreciation (Depreciation)	66,587	23,484	167,011	(12,546)	29,612
Net Increase (Decrease) in Net Assets Resulting from Operations	74,303	44,207	181,295	(7,068)	30,908

Contract Transactions
Contract Purchase Payments and Transfers In
Resource Variable Account B	—	3,505	6,617	15,894	243
Symetra True Variable Annuity	292,720	32,464	—	—	—
Contract Terminations, Transfers Out
Resource Variable Account B	—	(145,069)	(112,647)	(14,556)	(5,525)
Symetra True Variable Annuity	(23,434)	(121)	—	—	—
Contract Maintenance Charges
Resource Variable Account B	—	—	—	—	—
Symetra True Variable Annuity	(15)	—	—	—	—
Increase (Decrease) from Contract Transactions	269,271	(109,221)	(106,030)	1,338	(5,282)
Total Increase (Decrease) in Net Assets	343,574	(65,014)	75,265	(5,730)	25,626

Net Assets at December 31, 2013	396,137	241,095	672,200	250,163	121,504

Increase in Net Assets from Operations
Net Investment Income (Loss)	8,246	1,655	(1,744)	2,126	(65)
Net Realized Gains (Losses)	89,767	12,636	24,730	7,949	24,246
Net Change in Unrealized Appreciation (Depreciation)	(90,279)	1,713	46,522	(1,569)	(10,330)
Net Increase (Decrease) in Net Assets Resulting from Operations	7,734	16,004	69,508	8,506	13,851

Contract Transactions
Contract Purchase Payments and Transfers In
Resource Variable Account B	—	1,563	11,922	8,130	6,471
Symetra True Variable Annuity	1,152,953	101	—	—	—
Contract Terminations, Transfers Out
Resource Variable Account B	—	(22,917)	(69,919)	(53,472)	(54,065)
Symetra True Variable Annuity	(40,695)	(5,846)	—	—	—
Contract Maintenance Charges
Resource Variable Account B	—	—	—	115	—
Symetra True Variable Annuity	(60)	—	—	—	—
Increase (Decrease) from Contract Transactions	1,112,198	(27,099)	(57,997)	(45,227)	(47,594)
Total Increase (Decrease) in Net Assets	1,119,932	(11,095)	11,511	(36,721)	(33,743)

Net Assets at December 31, 2014	$1,516,069	$230,000	$683,711	$213,442	$87,761

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Resource Variable Account B
Statements of Changes in Net Assets
Years Ended December 31, 2013 and 2014

	Sub-Accounts
	DREYFUS STOCK INDEX	DREYFUS TECHNOLOGY GROWTH	EATON VANCE VT FLOATING-RATE INCOME FUND ADVISOR CLASS[1]	FEDERATED HIGH INCOME BOND	FEDERATED MANAGED VOLATILITY II
Net Assets at January 1, 2013	$367,274	$80,204	$—	$328,631	$121,112
Increase in Net Assets from Operations
Net Investment Income (Loss)	1,523	(994)	—	18,416	2,075
Net Realized Gains (Losses)	18,285	6,147	—	(2,724)	2,125
Net Change in Unrealized Appreciation (Depreciation)	98,187	16,316	—	2,273	19,350
Net Increase (Decrease) in Net Assets Resulting from Operations	117,995	21,469	—	17,965	23,550

Contract Transactions
Contract Purchase Payments and Transfers In
Resource Variable Account B	87,041	—	—	4,454	1,039
Symetra True Variable Annuity	—	—	—	—	—
Contract Terminations, Transfers Out
Resource Variable Account B	(73,657)	(15,734)	—	(39,724)	(11,631)
Symetra True Variable Annuity	—	—	—	—	—
Contract Maintenance Charges
Resource Variable Account B	—	—	—	20	—
Symetra True Variable Annuity	—	—	—	—	—
Increase (Decrease) from Contract Transactions	13,384	(15,734)	—	(35,250)	(10,592)
Total Increase (Decrease) in Net Assets	131,379	5,735	—	(17,285)	12,958

Net Assets at December 31, 2013	498,653	85,939	—	311,346	134,070

Increase in Net Assets from Operations
Net Investment Income (Loss)	1,036	(1,082)	390	14,755	2,836
Net Realized Gains (Losses)	81,676	5,623	(1)	257	20,193
Net Change in Unrealized Appreciation (Depreciation)	(31,359)	159	(476)	(10,773)	(18,546)
Net Increase (Decrease) in Net Assets Resulting from Operations	51,353	4,700	(87)	4,239	4,483

Contract Transactions
Contract Purchase Payments and Transfers In
Resource Variable Account B	29,459	—	—	3,149	94
Symetra True Variable Annuity	—	—	21,103	—	—
Contract Terminations, Transfers Out
Resource Variable Account B	(141,253)	(1,762)	—	(37,050)	(68,448)
Symetra True Variable Annuity	—	—	—	—	—
Contract Maintenance Charges
Resource Variable Account B	—	—	—	—	—
Symetra True Variable Annuity	—	—	—	—	—
Increase (Decrease) from Contract Transactions	(111,794)	(1,762)	21,103	(33,901)	(68,354)
Total Increase (Decrease) in Net Assets	(60,441)	2,938	21,016	(29,662)	(63,871)

Net Assets at December 31, 2014	$438,212	$88,877	$21,016	$281,684	$70,199
1  Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Resource Variable Account B
Statements of Changes in Net Assets
Years Ended December 31, 2013 and 2014

	Sub-Accounts
	FIDELITY CONTRAFUND	FIDELITY ENERGY	FIDELITY EQUITY-INCOME	FIDELITY FINANCIAL SERVICES	FIDELITY GROWTH
Net Assets at January 1, 2013	$1,545,441	$186,780	$246,509	$—	$563,311
Increase in Net Assets from Operations
Net Investment Income (Loss)	(667)	1,659	3,231	342	(5,724)
Net Realized Gains (Losses)	42,358	25,603	33,877	2	23,560
Net Change in Unrealized Appreciation (Depreciation)	418,095	25,852	25,276	3,850	158,354
Net Increase (Decrease) in Net Assets Resulting from Operations	459,786	53,114	62,384	4,194	176,190

Contract Transactions
Contract Purchase Payments and Transfers In
Resource Variable Account B	16,359	—	4,909	—	3,325
Symetra True Variable Annuity	261,902	157,846	—	55,264	—
Contract Terminations, Transfers Out
Resource Variable Account B	(317,929)	—	(34,759)	—	(85,284)
Symetra True Variable Annuity	(8,806)	(147,719)	—	—	—
Contract Maintenance Charges
Resource Variable Account B	—	—	—	—	—
Symetra True Variable Annuity	(17)	(2)	—	—	—
Increase (Decrease) from Contract Transactions	(48,491)	10,125	(29,850)	55,264	(81,959)
Total Increase (Decrease) in Net Assets	411,295	63,239	32,534	59,458	94,231

Net Assets at December 31, 2013	1,956,736	250,019	279,043	59,458	657,542

Increase in Net Assets from Operations
Net Investment Income (Loss)	(2,324)	508	4,119	(280)	(7,146)
Net Realized Gains (Losses)	151,377	8,993	24,051	7,405	33,567
Net Change in Unrealized Appreciation (Depreciation)	54,729	(38,249)	(8,659)	(3,514)	36,454
Net Increase (Decrease) in Net Assets Resulting from Operations	203,782	(28,748)	19,511	3,611	62,875

Contract Transactions
Contract Purchase Payments and Transfers In
Resource Variable Account B	52,707	—	7,980	—	5,855
Symetra True Variable Annuity	118,596	29,104	—	3,376	—
Contract Terminations, Transfers Out
Resource Variable Account B	(175,818)	—	(41,072)	—	(69,918)
Symetra True Variable Annuity	(160,157)	(35,661)	—	(62,710)	—
Contract Maintenance Charges
Resource Variable Account B	—	—	—	—	—
Symetra True Variable Annuity	(59)	(12)	—	—	—
Increase (Decrease) from Contract Transactions	(164,731)	(6,569)	(33,092)	(59,334)	(64,063)
Total Increase (Decrease) in Net Assets	39,051	(35,317)	(13,581)	(55,723)	(1,188)

Net Assets at December 31, 2014	$1,995,787	$214,702	$265,462	$3,735	$656,354

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Resource Variable Account B
Statements of Changes in Net Assets
Years Ended December 31, 2013 and 2014

	Sub-Accounts
	FIDELITY GROWTH & INCOME	FIDELITY GROWTH OPPORTUNITIES	FIDELITY INVESTMENT GRADE BOND	FIDELITY MID CAP I	FIDELITY REAL ESTATE
Net Assets at January 1, 2013	$473,563	$257,869	$—	$—	$—
Increase in Net Assets from Operations
Net Investment Income (Loss)	2,807	(2,807)	56	130	663
Net Realized Gains (Losses)	2,335	16,030	30	14,956	2,095
Net Change in Unrealized Appreciation (Depreciation)	129,583	77,788	(93)	7,375	(4,781)
Net Increase (Decrease) in Net Assets Resulting from Operations	134,725	91,011	(7)	22,461	(2,023)

Contract Transactions
Contract Purchase Payments and Transfers In
Resource Variable Account B	7,591	1,986	—	—	—
Symetra True Variable Annuity	—	—	2,430	106,098	49,329
Contract Terminations, Transfers Out
Resource Variable Account B	(94,196)	(43,744)	—	—	—
Symetra True Variable Annuity	—	—	—	(27,800)	(1,867)
Contract Maintenance Charges
Resource Variable Account B	—	—	—	—	—
Symetra True Variable Annuity	—	—	—	—	—
Increase (Decrease) from Contract Transactions	(86,605)	(41,758)	2,430	78,298	47,462
Total Increase (Decrease) in Net Assets	48,120	49,253	2,423	100,759	45,439

Net Assets at December 31, 2013	521,683	307,122	2,423	100,759	45,439

Increase in Net Assets from Operations
Net Investment Income (Loss)	1,749	(3,130)	730	(462)	828
Net Realized Gains (Losses)	24,073	16,479	6	13,334	2,902
Net Change in Unrealized Appreciation (Depreciation)	17,204	17,667	(443)	(5,399)	14,321
Net Increase (Decrease) in Net Assets Resulting from Operations	43,026	31,016	293	7,473	18,051

Contract Transactions
Contract Purchase Payments and Transfers In
Resource Variable Account B	1,506	11,932	—	—	—
Symetra True Variable Annuity	—	—	33,579	91,398	30,508
Contract Terminations, Transfers Out
Resource Variable Account B	(117,666)	(37,232)	—	—	—
Symetra True Variable Annuity	—	—	(196)	(76,002)	(19,173)
Contract Maintenance Charges
Resource Variable Account B	—	—	—	—	—
Symetra True Variable Annuity	—	—	—	—	—
Increase (Decrease) from Contract Transactions	(116,160)	(25,300)	33,383	15,396	11,335
Total Increase (Decrease) in Net Assets	(73,134)	5,716	33,676	22,869	29,386

Net Assets at December 31, 2014	$448,549	$312,838	$36,099	$123,628	$74,825
SEE NOTES TO FINANCIAL STATEMENTS

Symetra Resource Variable Account B
Statements of Changes in Net Assets
Years Ended December 31, 2013 and 2014

	Sub-Accounts
	FIDELITY STRATEGIC INCOME	FIDELITY TECHNOLOGY	FIDELITY VIP MONEY MARKET SERVICE CLASS	FRANKLIN INCOME VIP FUND - CLASS 1[1]	FRANKLIN INCOME VIP FUND - CLASS 2[1]
Net Assets at January 1, 2013	$—	$12,807	$889,520	$—	$324,853
Increase in Net Assets from Operations
Net Investment Income (Loss)	866	(94)	(10,849)	(22)	16,816
Net Realized Gains (Losses)	199	5,122	—	(1)	12,539
Net Change in Unrealized Appreciation (Depreciation)	(906)	11,047	—	8,787	8,788
Net Increase (Decrease) in Net Assets Resulting from Operations	159	16,075	(10,849)	8,764	38,143

Contract Transactions
Contract Purchase Payments and Transfers In
Resource Variable Account B	—	—	200,576	—	2,712
Symetra True Variable Annuity	22,874	120,335	—	175,153	—
Contract Terminations, Transfers Out
Resource Variable Account B	—	—	(319,360)	—	(47,090)
Symetra True Variable Annuity	—	—	—	—	—
Contract Maintenance Charges
Resource Variable Account B	—	—	(881)	—	—
Symetra True Variable Annuity	—	—	—	—	—
Increase (Decrease) from Contract Transactions	22,874	120,335	(119,665)	175,153	(44,378)
Total Increase (Decrease) in Net Assets	23,033	136,410	(130,514)	183,917	(6,235)

Net Assets at December 31, 2013	23,033	149,217	759,006	183,917	318,618

Increase in Net Assets from Operations
Net Investment Income (Loss)	1,796	(452)	(8,630)	21,471	11,907
Net Realized Gains (Losses)	673	25,401	—	4,140	6,224
Net Change in Unrealized Appreciation (Depreciation)	(1,413)	(10,473)	—	(22,963)	(7,514)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,056	14,476	(8,630)	2,648	10,617

Contract Transactions
Contract Purchase Payments and Transfers In
Resource Variable Account B	—	—	75,963	—	1,402
Symetra True Variable Annuity	66,536	33,480	—	410,903	—
Contract Terminations, Transfers Out
Resource Variable Account B	—	—	(227,909)	—	(19,222)
Symetra True Variable Annuity	(16,077)	(144,799)	—	(256,439)	—
Contract Maintenance Charges
Resource Variable Account B	—	—	(811)	—	—
Symetra True Variable Annuity	—	—	—	—	—
Increase (Decrease) from Contract Transactions	50,459	(111,319)	(152,757)	154,464	(17,820)
Total Increase (Decrease) in Net Assets	51,515	(96,843)	(161,387)	157,112	(7,203)

Net Assets at December 31, 2014	$74,548	$52,374	$597,619	$341,029	$311,415
1  Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Resource Variable Account B
Statements of Changes in Net Assets
Years Ended December 31, 2013 and 2014

	Sub-Accounts
	FRANKLIN MUTUAL GLOBAL DISCOVERY VIP FUND - CLASS 1[1]	FRANKLIN MUTUAL SHARES VIP FUND - CLASS 1[1]	FRANKLIN MUTUAL SHARES VIP FUND - CLASS 2[1]	FRANKLIN RISING DIVIDENDS VIP FUND - CLASS 1[1]	FRANKLIN SMALL-MID CAP GROWTH VIP FUND - CLASS 2[1]
Net Assets at January 1, 2013	$64,195	$—	$242,190	$2,978	$392,193
Increase in Net Assets from Operations
Net Investment Income (Loss)	2,297	1,939	2,282	—	(5,411)
Net Realized Gains (Losses)	12,641	52	5,636	202	62,332
Net Change in Unrealized Appreciation (Depreciation)	9,047	14,822	53,744	7,665	77,407
Net Increase (Decrease) in Net Assets Resulting from Operations	23,985	16,813	61,662	7,867	134,328

Contract Transactions
Contract Purchase Payments and Transfers In
Resource Variable Account B	—	—	1,238	—	3,149
Symetra True Variable Annuity	90,585	96,849	—	99,209	—
Contract Terminations, Transfers Out
Resource Variable Account B	—	—	(29,627)	—	(61,519)
Symetra True Variable Annuity	(23,396)	—	—	(900)	—
Contract Maintenance Charges
Resource Variable Account B	—	—	—	—	—
Symetra True Variable Annuity	—	(15)	—	—	—
Increase (Decrease) from Contract Transactions	67,189	96,834	(28,389)	98,309	(58,370)
Total Increase (Decrease) in Net Assets	91,174	113,647	33,273	106,176	75,958

Net Assets at December 31, 2013	155,369	113,647	275,463	109,154	468,151

Increase in Net Assets from Operations
Net Investment Income (Loss)	2,987	1,102	2,161	2,004	(5,842)
Net Realized Gains (Losses)	15,574	9,602	9,568	14,260	124,077
Net Change in Unrealized Appreciation (Depreciation)	(10,757)	(5,845)	4,098	7,706	(90,149)
Net Increase (Decrease) in Net Assets Resulting from Operations	7,804	4,859	15,827	23,970	28,086

Contract Transactions
Contract Purchase Payments and Transfers In
Resource Variable Account B	—	—	1,238	—	18,479
Symetra True Variable Annuity	42,481	210	—	245,813	—
Contract Terminations, Transfers Out
Resource Variable Account B	—	—	(24,173)	—	(60,180)
Symetra True Variable Annuity	(43,289)	(47,675)	—	(86,763)	—
Contract Maintenance Charges
Resource Variable Account B	—	—	—	—	—
Symetra True Variable Annuity	—	(57)	—	—	—
Increase (Decrease) from Contract Transactions	(808)	(47,522)	(22,935)	159,050	(41,701)
Total Increase (Decrease) in Net Assets	6,996	(42,663)	(7,108)	183,020	(13,615)

Net Assets at December 31, 2014	$162,365	$70,984	$268,355	$292,174	$454,536
1  Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Resource Variable Account B
Statements of Changes in Net Assets
Years Ended December 31, 2013 and 2014

	Sub-Accounts
	FRANKLIN STRATEGIC INCOME VIP FUND - CLASS 1[1]	FRANKLIN U.S. GOVERNMENT SECURITIES VIP FUND - CLASS 1[1]	FRANKLIN U.S. GOVERNMENT SECURITIES VIP FUND - CLASS 2[1]	GOLDMAN SACHS VIT STRATEGIC INCOME FUND[1]	INVESCO AMERICAN FRANCHISE FUND I
Net Assets at January 1, 2013	$95,670	$9,378	$718,468	$—	$181,373
Increase in Net Assets from Operations
Net Investment Income (Loss)	12,377	106	11,954	—	(1,640)
Net Realized Gains (Losses)	(2,517)	68	5,763	—	1,220
Net Change in Unrealized Appreciation (Depreciation)	(6,830)	(274)	(43,422)	—	68,106
Net Increase (Decrease) in Net Assets Resulting from Operations	3,030	(100)	(25,705)	—	67,686

Contract Transactions
Contract Purchase Payments and Transfers In
Resource Variable Account B	—	—	100,298	—	788
Symetra True Variable Annuity	247,489	31,149	—	—	—
Contract Terminations, Transfers Out
Resource Variable Account B	—	—	(147,485)	—	(11,512)
Symetra True Variable Annuity	(101,145)	(34,320)	—	—	—
Contract Maintenance Charges
Resource Variable Account B	—	—	—	—	—
Symetra True Variable Annuity	—	—	—	—	—
Increase (Decrease) from Contract Transactions	146,344	(3,171)	(47,187)	—	(10,724)
Total Increase (Decrease) in Net Assets	149,374	(3,271)	(72,892)	—	56,962

Net Assets at December 31, 2013	245,044	6,107	645,576	—	238,335

Increase in Net Assets from Operations
Net Investment Income (Loss)	13,696	147	4,854	6,044	(2,921)
Net Realized Gains (Losses)	3,810	(2)	(399)	(3)	3,116
Net Change in Unrealized Appreciation (Depreciation)	(22,113)	45	6,827	(8,891)	16,595
Net Increase (Decrease) in Net Assets Resulting from Operations	(4,607)	190	11,282	(2,850)	16,790

Contract Transactions
Contract Purchase Payments and Transfers In
Resource Variable Account B	—	—	24,397	—	779
Symetra True Variable Annuity	623,658	619	—	292,258	—
Contract Terminations, Transfers Out
Resource Variable Account B	—	—	(294,463)	—	(8,420)
Symetra True Variable Annuity	(207,455)	(23)	—	—	—
Contract Maintenance Charges
Resource Variable Account B	—	—	—	—	—
Symetra True Variable Annuity	—	—	—	—	—
Increase (Decrease) from Contract Transactions	416,203	596	(270,066)	292,258	(7,641)
Total Increase (Decrease) in Net Assets	411,596	786	(258,784)	289,408	9,149

Net Assets at December 31, 2014	$656,640	$6,893	$386,792	$289,408	$247,484
1  Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Resource Variable Account B
Statements of Changes in Net Assets
Years Ended December 31, 2013 and 2014

	Sub-Accounts
	INVESCO BALANCED-RISK ALLOCATION I	INVESCO COMSTOCK	INVESCO CORE EQUITY[1]	INVESCO GLOBAL REAL ESTATE	INVESCO INTERNATIONAL GROWTH I
Net Assets at January 1, 2013	$—	$—	$—	$366,289	$216,208
Increase in Net Assets from Operations
Net Investment Income (Loss)	(25)	979	667	13,534	998
Net Realized Gains (Losses)	—	37	5	4,695	2,408
Net Change in Unrealized Appreciation (Depreciation)	186	17,276	4,778	(12,195)	34,994
Net Increase (Decrease) in Net Assets Resulting from Operations	161	18,292	5,450	6,034	38,400

Contract Transactions
Contract Purchase Payments and Transfers In
Resource Variable Account B	—	—	—	6,020	—
Symetra True Variable Annuity	27,930	160,618	56,132	152,368	15,146
Contract Terminations, Transfers Out
Resource Variable Account B	—	—	—	(30,384)	(4,411)
Symetra True Variable Annuity	—	—	—	(7,173)	(15,019)
Contract Maintenance Charges
Resource Variable Account B	—	—	—	—	—
Symetra True Variable Annuity	—	—	—	(13)	—
Increase (Decrease) from Contract Transactions	27,930	160,618	56,132	120,818	(4,284)
Total Increase (Decrease) in Net Assets	28,091	178,910	61,582	126,852	34,116

Net Assets at December 31, 2013	28,091	178,910	61,582	493,141	250,324

Increase in Net Assets from Operations
Net Investment Income (Loss)	(258)	1,500	(59)	3,063	2,045
Net Realized Gains (Losses)	3,341	236	6,458	28,058	2,253
Net Change in Unrealized Appreciation (Depreciation)	(1,099)	15,025	(4,778)	35,472	(5,889)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,984	16,761	1,621	66,593	(1,591)

Contract Transactions
Contract Purchase Payments and Transfers In
Resource Variable Account B	—	—	—	10,472	—
Symetra True Variable Annuity	75,174	13,001	—	41,838	27,986
Contract Terminations, Transfers Out
Resource Variable Account B	—	—	—	(48,030)	(4,624)
Symetra True Variable Annuity	(79,644)	—	(63,203)	(23,795)	(2,088)
Contract Maintenance Charges
Resource Variable Account B	—	—	—	—	—
Symetra True Variable Annuity	—	—	—	(47)	—
Increase (Decrease) from Contract Transactions	(4,470)	13,001	(63,203)	(19,562)	21,274
Total Increase (Decrease) in Net Assets	(2,486)	29,762	(61,582)	47,031	19,683

Net Assets at December 31, 2014	$25,605	$208,672	$—	$540,172	$270,007
1  Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Resource Variable Account B
Statements of Changes in Net Assets
Years Ended December 31, 2013 and 2014

	Sub-Accounts
	INVESCO INTERNATIONAL GROWTH II	INVESCO MID CAP CORE EQUITY FUND	INVESCO MID CAP GROWTH FUND I1	INVESCO MID CAP GROWTH FUND II	INVESCO SMALL CAP EQUITY I
Net Assets at January 1, 2013	$301,113	$—	$19,689	$73,734	$7,822
Increase in Net Assets from Operations
Net Investment Income (Loss)	(570)	82	(64)	(649)	(228)
Net Realized Gains (Losses)	23,206	3,264	3,975	23,867	504
Net Change in Unrealized Appreciation (Depreciation)	28,033	5,423	(2,328)	(3,456)	10,832
Net Increase (Decrease) in Net Assets Resulting from Operations	50,669	8,769	1,583	19,762	11,108

Contract Transactions
Contract Purchase Payments and Transfers In
Resource Variable Account B	16,014	—	—	157	—
Symetra True Variable Annuity	—	40,750	—	—	32,500
Contract Terminations, Transfers Out
Resource Variable Account B	(51,848)	—	(21,272)	(47,463)	—
Symetra True Variable Annuity	—	—	—	—	—
Contract Maintenance Charges
Resource Variable Account B	—	—	—	—	—
Symetra True Variable Annuity	—	—	—	—	—
Increase (Decrease) from Contract Transactions	(35,834)	40,750	(21,272)	(47,306)	32,500
Total Increase (Decrease) in Net Assets	14,835	49,519	(19,689)	(27,544)	43,608

Net Assets at December 31, 2013	315,948	49,519	—	46,190	51,430

Increase in Net Assets from Operations
Net Investment Income (Loss)	444	(214)	—	(473)	(322)
Net Realized Gains (Losses)	21,136	6,880	—	7,047	8,464
Net Change in Unrealized Appreciation (Depreciation)	(24,605)	(4,923)	—	(4,551)	(7,169)
Net Increase (Decrease) in Net Assets Resulting from Operations	(3,025)	1,743	—	2,023	973

Contract Transactions
Contract Purchase Payments and Transfers In
Resource Variable Account B	23,286	—	—	379	—
Symetra True Variable Annuity	—	—	—	—	30,107
Contract Terminations, Transfers Out
Resource Variable Account B	(48,542)	—	—	(12,322)	—
Symetra True Variable Annuity	—	(26,517)	—	—	(18,707)
Contract Maintenance Charges
Resource Variable Account B	—	—	—	—	—
Symetra True Variable Annuity	—	—	—	—	—
Increase (Decrease) from Contract Transactions	(25,256)	(26,517)	—	(11,943)	11,400
Total Increase (Decrease) in Net Assets	(28,281)	(24,774)	—	(9,920)	12,373

Net Assets at December 31, 2014	$287,667	$24,745	$—	$36,270	$63,803
1  Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Resource Variable Account B
Statements of Changes in Net Assets
Years Ended December 31, 2013 and 2014

	Sub-Accounts
	JANUS ASPEN ENTERPRISE PORTFOLIO	JANUS ASPEN FLEXIBLE BOND	JANUS ASPEN OVERSEAS PORTFOLIO[1]	JANUS ASPEN PERKINS MID CAP VALUE PORTFOLIO	JP MORGAN INSURANCE TRUST INTERNATIONAL EQUITY I1
Net Assets at January 1, 2013	$16,415	$91,168	$—	$42,768	$220,825
Increase in Net Assets from Operations
Net Investment Income (Loss)	84	2,910	426	813	1,467
Net Realized Gains (Losses)	4,971	4,039	(2)	2,434	341
Net Change in Unrealized Appreciation (Depreciation)	9,703	(6,921)	1,218	21,840	28,213
Net Increase (Decrease) in Net Assets Resulting from Operations	14,758	28	1,642	25,087	30,021

Contract Transactions
Contract Purchase Payments and Transfers In
Resource Variable Account B	—	—	—	—	8,231
Symetra True Variable Annuity	66,963	149,251	16,500	67,363	—
Contract Terminations, Transfers Out
Resource Variable Account B	—	—	—	—	(25,068)
Symetra True Variable Annuity	(37,222)	(26,592)	—	—	—
Contract Maintenance Charges
Resource Variable Account B	—	—	—	—	—
Symetra True Variable Annuity	(10)	—	—	(15)	—
Increase (Decrease) from Contract Transactions	29,731	122,659	16,500	67,348	(16,837)
Total Increase (Decrease) in Net Assets	44,489	122,687	18,142	92,435	13,184

Net Assets at December 31, 2013	60,904	213,855	18,142	135,203	234,009

Increase in Net Assets from Operations
Net Investment Income (Loss)	(174)	9,518	385	1,079	1,777
Net Realized Gains (Losses)	9,255	(1,848)	(6,898)	26,497	33,410
Net Change in Unrealized Appreciation (Depreciation)	(4,681)	2,166	(1,218)	(14,839)	(42,119)
Net Increase (Decrease) in Net Assets Resulting from Operations	4,400	9,836	(7,731)	12,737	(6,932)

Contract Transactions
Contract Purchase Payments and Transfers In
Resource Variable Account B	—	—	—	—	14,892
Symetra True Variable Annuity	34,688	154,162	60,000	89,542	—
Contract Terminations, Transfers Out
Resource Variable Account B	—	—	—	—	(241,969)
Symetra True Variable Annuity	(36,672)	(36,982)	(70,411)	(76,076)	—
Contract Maintenance Charges
Resource Variable Account B	—	—	—	—	—
Symetra True Variable Annuity	(38)	—	—	(54)	—
Increase (Decrease) from Contract Transactions	(2,022)	117,180	(10,411)	13,412	(227,077)
Total Increase (Decrease) in Net Assets	2,378	127,016	(18,142)	26,149	(234,009)

Net Assets at December 31, 2014	$63,282	$340,871	$—	$161,352	$—
1  Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Resource Variable Account B
Statements of Changes in Net Assets
Years Ended December 31, 2013 and 2014

	Sub-Accounts
	JP MORGAN INSURANCE TRUST MID CAP VALUE I	JP MORGAN INSURANCE TRUST U.S. EQUITY I	MERGER VL	MFS GOVERNMENT SECURITIES PORTFOLIO[1]	MFS GROWTH SERIES
Net Assets at January 1, 2013	$404,372	$114,066	$—	$15,722	$13,023
Increase in Net Assets from Operations
Net Investment Income (Loss)	169	69	37	(25)	(836)
Net Realized Gains (Losses)	29,947	5,157	1	(4)	3,435
Net Change in Unrealized Appreciation (Depreciation)	115,915	31,861	607	28	77,674
Net Increase (Decrease) in Net Assets Resulting from Operations	146,031	37,087	645	(1)	80,273

Contract Transactions
Contract Purchase Payments and Transfers In
Resource Variable Account B	14,664	156	—	—	—
Symetra True Variable Annuity	183,003	—	40,278	—	305,600
Contract Terminations, Transfers Out
Resource Variable Account B	(35,574)	(14,854)	—	—	—
Symetra True Variable Annuity	(63,784)	—	—	(15,721)	(4,813)
Contract Maintenance Charges
Resource Variable Account B	—	—	—	—	—
Symetra True Variable Annuity	(7)	—	—	—	(15)
Increase (Decrease) from Contract Transactions	98,302	(14,698)	40,278	(15,721)	300,772
Total Increase (Decrease) in Net Assets	244,333	22,389	40,923	(15,722)	381,045

Net Assets at December 31, 2013	648,705	136,455	40,923	—	394,068

Increase in Net Assets from Operations
Net Investment Income (Loss)	(1,282)	(460)	104	—	(1,722)
Net Realized Gains (Losses)	94,296	9,408	228	—	42,496
Net Change in Unrealized Appreciation (Depreciation)	(8,825)	6,930	(444)	—	(12,482)
Net Increase (Decrease) in Net Assets Resulting from Operations	84,189	15,878	(112)	—	28,292

Contract Transactions
Contract Purchase Payments and Transfers In
Resource Variable Account B	29,214	—	—	—	—
Symetra True Variable Annuity	63,569	—	—	—	1,239
Contract Terminations, Transfers Out
Resource Variable Account B	(112,823)	(19,502)	—	—	—
Symetra True Variable Annuity	(68,791)	—	(15,103)	—	(76,870)
Contract Maintenance Charges
Resource Variable Account B	—	—	—	—	—
Symetra True Variable Annuity	(37)	—	—	—	(58)
Increase (Decrease) from Contract Transactions	(88,868)	(19,502)	(15,103)	—	(75,689)
Total Increase (Decrease) in Net Assets	(4,679)	(3,624)	(15,215)	—	(47,397)

Net Assets at December 31, 2014	$644,026	$132,831	$25,708	$—	$346,671
1  Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Resource Variable Account B
Statements of Changes in Net Assets
Years Ended December 31, 2013 and 2014

	Sub-Accounts
	MFS INTERNATIONAL GROWTH PORTFOLIO	MFS INTERNATIONAL VALUE PORTFOLIO	MFS NEW DISCOVERY PORTFOLIO[1]	MFS NEW DISCOVERY SERIES[1]	MFS UTILITIES SERIES
Net Assets at January 1, 2013	$13,988	$73,720	$—	$—	$396,495
Increase in Net Assets from Operations
Net Investment Income (Loss)	297	3,278	(112)	—	9,525
Net Realized Gains (Losses)	69	9,202	216	—	10,674
Net Change in Unrealized Appreciation (Depreciation)	5,476	41,547	6,065	—	72,641
Net Increase (Decrease) in Net Assets Resulting from Operations	5,842	54,027	6,169	—	92,840

Contract Transactions
Contract Purchase Payments and Transfers In
Resource Variable Account B	—	—	—	—	—
Symetra True Variable Annuity	65,437	263,073	50,997	—	211,211
Contract Terminations, Transfers Out
Resource Variable Account B	—	—	—	—	—
Symetra True Variable Annuity	—	(62,646)	—	—	(3,219)
Contract Maintenance Charges
Resource Variable Account B	—	—	—	—	—
Symetra True Variable Annuity	—	—	—	—	(11)
Increase (Decrease) from Contract Transactions	65,437	200,427	50,997	—	207,981
Total Increase (Decrease) in Net Assets	71,279	254,454	57,166	—	300,821

Net Assets at December 31, 2013	85,267	328,174	57,166	—	697,316

Increase in Net Assets from Operations
Net Investment Income (Loss)	289	5,150	(201)	(64)	11,808
Net Realized Gains (Losses)	4,981	19,643	1,050	2,364	53,190
Net Change in Unrealized Appreciation (Depreciation)	(10,004)	(24,749)	(6,065)	(880)	23,852
Net Increase (Decrease) in Net Assets Resulting from Operations	(4,734)	44	(5,216)	1,420	88,850

Contract Transactions
Contract Purchase Payments and Transfers In
Resource Variable Account B	—	—	—	—	—
Symetra True Variable Annuity	2,800	373,374	2,450	54,751	190,955
Contract Terminations, Transfers Out
Resource Variable Account B	—	—	—	—	—
Symetra True Variable Annuity	(12,966)	(98,881)	(54,400)	(42,268)	(103,606)
Contract Maintenance Charges
Resource Variable Account B	—	—	—	—	—
Symetra True Variable Annuity	—	—	—	—	(50)
Increase (Decrease) from Contract Transactions	(10,166)	274,493	(51,950)	12,483	87,299
Total Increase (Decrease) in Net Assets	(14,900)	274,537	(57,166)	13,903	176,149

Net Assets at December 31, 2014	$70,367	$602,711	$—	$13,903	$873,465
1  Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Resource Variable Account B
Statements of Changes in Net Assets
Years Ended December 31, 2013 and 2014

	Sub-Accounts
	PIMCO ALL ASSET INSTITUTIONAL CLASS	PIMCO COMMODITY REALRETURN STRAT. INSTITUTIONAL CLASS	PIMCO EMERGING MARKETS BOND INSTITUTIONAL CLASS	PIMCO EQS PATHFINDER PORTFOLIO INSTITUTIONAL CLASS	PIMCO FOREIGN BOND (UNHEDGED) INSTITUTIONAL CLASS[1]
Net Assets at January 1, 2013	$6,983	$155,708	$417,453	$—	$—
Increase in Net Assets from Operations
Net Investment Income (Loss)	34,930	905	11,982	—	66
Net Realized Gains (Losses)	(5,091)	(10,722)	(16,927)	—	(1,190)
Net Change in Unrealized Appreciation (Depreciation)	(30,419)	(5,932)	(17,454)	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	(580)	(15,749)	(22,399)	—	(1,124)

Contract Transactions
Contract Purchase Payments and Transfers In
Resource Variable Account B	—	—	—	—	—
Symetra True Variable Annuity	1,063,609	119,464	391,602	—	16,500
Contract Terminations, Transfers Out
Resource Variable Account B	—	—	—	—	—
Symetra True Variable Annuity	(99,266)	(103,065)	(430,682)	—	(15,376)
Contract Maintenance Charges
Resource Variable Account B	—	—	—	—	—
Symetra True Variable Annuity	—	(12)	(21)	—	—
Increase (Decrease) from Contract Transactions	964,343	16,387	(39,101)	—	1,124
Total Increase (Decrease) in Net Assets	963,763	638	(61,500)	—	—

Net Assets at December 31, 2013	970,746	156,346	355,953	—	—

Increase in Net Assets from Operations
Net Investment Income (Loss)	77,844	(122)	16,704	—	37
Net Realized Gains (Losses)	(10,908)	(5,435)	(4,326)	—	(176)
Net Change in Unrealized Appreciation (Depreciation)	(101,090)	(26,556)	(5,648)	(3)	—
Net Increase (Decrease) in Net Assets Resulting from Operations	(34,154)	(32,113)	6,730	(3)	(139)

Contract Transactions
Contract Purchase Payments and Transfers In
Resource Variable Account B	—	—	—	—	—
Symetra True Variable Annuity	961,017	21,036	98,335	1,223	3,588
Contract Terminations, Transfers Out
Resource Variable Account B	—	—	—	—	—
Symetra True Variable Annuity	(156,078)	(15,135)	(119,680)	—	(3,449)
Contract Maintenance Charges
Resource Variable Account B	—	—	—	—	—
Symetra True Variable Annuity	—	(47)	(97)	—	—
Increase (Decrease) from Contract Transactions	804,939	5,854	(21,442)	1,223	139
Total Increase (Decrease) in Net Assets	770,785	(26,259)	(14,712)	1,220	—

Net Assets at December 31, 2014	$1,741,531	$130,087	$341,241	$1,220	$—
1  Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Resource Variable Account B
Statements of Changes in Net Assets
Years Ended December 31, 2013 and 2014

	Sub-Accounts
	PIMCO GLOBAL BOND (UNHEDGED) INSTITUTIONAL CLASS	PIMCO GLOBAL MULTI-ASSET PORTFOLIO - INSTITUTIONAL CLASS SHARES[1]	PIMCO LOW DURATION INSTITUTIONAL CLASS	PIMCO REAL RETURN INSTITUTIONAL CLASS	PIMCO TOTAL RETURN INSTITUTIONAL CLASS
Net Assets at January 1, 2013	$—	$2,983	$158,022	$142,790	$165,665
Increase in Net Assets from Operations
Net Investment Income (Loss)	1,413	77	2,868	3,701	10,456
Net Realized Gains (Losses)	1,488	—	20	(10,683)	(9,441)
Net Change in Unrealized Appreciation (Depreciation)	(22,240)	(323)	(3,360)	(13,986)	(10,448)
Net Increase (Decrease) in Net Assets Resulting from Operations	(19,339)	(246)	(472)	(20,968)	(9,433)

Contract Transactions
Contract Purchase Payments and Transfers In
Resource Variable Account B	—	—	—	—	—
Symetra True Variable Annuity	303,034	—	315,813	209,397	1,454,936
Contract Terminations, Transfers Out
Resource Variable Account B	—	—	—	—	—
Symetra True Variable Annuity	(4,927)	—	(59,104)	(95,579)	(308,542)
Contract Maintenance Charges
Resource Variable Account B	—	—	—	—	—
Symetra True Variable Annuity	(49)	—	(46)	(29)	(30)
Increase (Decrease) from Contract Transactions	298,058	—	256,663	113,789	1,146,364
Total Increase (Decrease) in Net Assets	278,719	(246)	256,191	92,821	1,136,931

Net Assets at December 31, 2013	278,719	2,737	414,213	235,611	1,302,596

Increase in Net Assets from Operations
Net Investment Income (Loss)	5,819	2	2,323	3,038	25,022
Net Realized Gains (Losses)	8,027	(283)	(1,127)	(468)	(3,492)
Net Change in Unrealized Appreciation (Depreciation)	(8,785)	304	686	3,056	31,458
Net Increase (Decrease) in Net Assets Resulting from Operations	5,061	23	1,882	5,626	52,988

Contract Transactions
Contract Purchase Payments and Transfers In
Resource Variable Account B	—	—	—	—	—
Symetra True Variable Annuity	—	—	45,116	85,696	452,836
Contract Terminations, Transfers Out
Resource Variable Account B	—	—	—	—	—
Symetra True Variable Annuity	(1,763)	(2,760)	(114,408)	(1,653)	(373,876)
Contract Maintenance Charges
Resource Variable Account B	—	—	—	—	—
Symetra True Variable Annuity	(164)	—	(207)	(121)	(243)
Increase (Decrease) from Contract Transactions	(1,927)	(2,760)	(69,499)	83,922	78,717
Total Increase (Decrease) in Net Assets	3,134	(2,737)	(67,617)	89,548	131,705

Net Assets at December 31, 2014	$281,853	$—	$346,596	$325,159	$1,434,301
1  Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Resource Variable Account B
Statements of Changes in Net Assets
Years Ended December 31, 2013 and 2014

	Sub-Accounts
	PIMCO UNCONSTRAINED BOND INSTITUTIONAL CLASS	PIONEER BOND VCT CLASS I	PIONEER EMERGING MARKETS VCT CLASS II	PIONEER EQUITY INCOME VCT CLASS II	PIONEER FUND VCT CLASS I
Net Assets at January 1, 2013	$16,666	$3,785,388	$58,906	$98,395	$26,052,587
Increase in Net Assets from Operations
Net Investment Income (Loss)	759	106,788	(169)	1,079	219
Net Realized Gains (Losses)	2,282	65,975	(2,623)	36	1,758,359
Net Change in Unrealized Appreciation (Depreciation)	(14,460)	(181,029)	647	23,129	5,963,536
Net Increase (Decrease) in Net Assets Resulting from Operations	(11,419)	(8,266)	(2,145)	24,244	7,722,114

Contract Transactions
Contract Purchase Payments and Transfers In
Resource Variable Account B	—	193,410	2,908	11,988	390,343
Symetra True Variable Annuity	919,832	—	—	—	—
Contract Terminations, Transfers Out
Resource Variable Account B	—	(557,842)	(6,219)	(29,088)	(4,192,062)
Symetra True Variable Annuity	(69,404)	—	—	—	—
Contract Maintenance Charges
Resource Variable Account B	—	(5,249)	—	—	(37,920)
Symetra True Variable Annuity	(26)	—	—	—	—
Increase (Decrease) from Contract Transactions	850,402	(369,681)	(3,311)	(17,100)	(3,839,639)
Total Increase (Decrease) in Net Assets	838,983	(377,947)	(5,456)	7,144	3,882,475

Net Assets at December 31, 2013	855,649	3,407,441	53,450	105,539	29,935,062

Increase in Net Assets from Operations
Net Investment Income (Loss)	3,393	70,742	(577)	1,455	(16,882)
Net Realized Gains (Losses)	454	47,688	1,801	10,724	2,935,540
Net Change in Unrealized Appreciation (Depreciation)	17,528	38,159	(8,420)	(668)	(233,691)
Net Increase (Decrease) in Net Assets Resulting from Operations	21,375	156,589	(7,196)	11,511	2,684,967

Contract Transactions
Contract Purchase Payments and Transfers In
Resource Variable Account B	—	50,385	4,274	14,118	280,692
Symetra True Variable Annuity	99,508	—	—	—	—
Contract Terminations, Transfers Out
Resource Variable Account B	—	(453,634)	(3,489)	(32,658)	(4,085,649)
Symetra True Variable Annuity	(613,358)	—	—	—	—
Contract Maintenance Charges
Resource Variable Account B	—	(4,583)	—	—	(34,200)
Symetra True Variable Annuity	(86)	—	—	—	—
Increase (Decrease) from Contract Transactions	(513,936)	(407,832)	785	(18,540)	(3,839,157)
Total Increase (Decrease) in Net Assets	(492,561)	(251,243)	(6,411)	(7,029)	(1,154,190)

Net Assets at December 31, 2014	$363,088	$3,156,198	$47,039	$98,510	$28,780,872
SEE NOTES TO FINANCIAL STATEMENTS

Symetra Resource Variable Account B
Statements of Changes in Net Assets
Years Ended December 31, 2013 and 2014

	Sub-Accounts
	PIONEER HIGH YIELD VCT CLASS II	PIONEER MID CAP VALUE VCT CLASS I	PIONEER SELECT MID CAP GROWTH VCT CLASS I	PIONEER STRATEGIC INCOME VCT CLASS I	PIONEER STRATEGIC INCOME VCT CLASS II
Net Assets at January 1, 2013	$183,670	$3,126,275	$16,943,464	$79,698	$419,411
Increase in Net Assets from Operations
Net Investment Income (Loss)	6,551	(10,257)	(243,000)	5,692	12,907
Net Realized Gains (Losses)	16,110	67,890	1,505,024	879	5,709
Net Change in Unrealized Appreciation (Depreciation)	(5,440)	872,791	5,308,304	(6,396)	(22,013)
Net Increase (Decrease) in Net Assets Resulting from Operations	17,221	930,424	6,570,328	175	(3,397)

Contract Transactions
Contract Purchase Payments and Transfers In
Resource Variable Account B	23,040	70,849	359,996	—	100,339
Symetra True Variable Annuity	—	—	—	166,109	—
Contract Terminations, Transfers Out
Resource Variable Account B	(55,039)	(506,065)	(2,303,561)	—	(104,686)
Symetra True Variable Annuity	—	—	—	(3,750)	—
Contract Maintenance Charges
Resource Variable Account B	—	(1,259)	(5,094)	—	—
Symetra True Variable Annuity	—	—	—	—	—
Increase (Decrease) from Contract Transactions	(31,999)	(436,475)	(1,948,659)	162,359	(4,347)
Total Increase (Decrease) in Net Assets	(14,778)	493,949	4,621,669	162,534	(7,744)

Net Assets at December 31, 2013	168,892	3,620,224	21,565,133	242,232	411,667

Increase in Net Assets from Operations
Net Investment Income (Loss)	5,426	(13,134)	(264,232)	9,144	6,902
Net Realized Gains (Losses)	4,746	543,373	4,993,685	2,989	1,718
Net Change in Unrealized Appreciation (Depreciation)	(12,470)	(67,079)	(3,096,569)	(1,788)	894
Net Increase (Decrease) in Net Assets Resulting from Operations	(2,298)	463,160	1,632,884	10,345	9,514

Contract Transactions
Contract Purchase Payments and Transfers In
Resource Variable Account B	935	20,572	214,216	—	88,369
Symetra True Variable Annuity	—	—	—	58,229	—
Contract Terminations, Transfers Out
Resource Variable Account B	(15,527)	(485,127)	(2,579,624)	—	(243,336)
Symetra True Variable Annuity	—	—	—	(47,415)	—
Contract Maintenance Charges
Resource Variable Account B	—	(1,110)	(4,781)	—	—
Symetra True Variable Annuity	—	—	—	—	—
Increase (Decrease) from Contract Transactions	(14,592)	(465,665)	(2,370,189)	10,814	(154,967)
Total Increase (Decrease) in Net Assets	(16,890)	(2,505)	(737,305)	21,159	(145,453)

Net Assets at December 31, 2014	$152,002	$3,617,719	$20,827,828	$263,391	$266,214

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Resource Variable Account B
Statements of Changes in Net Assets
Years Ended December 31, 2013 and 2014

	Sub-Accounts
	ROYCE CAPITAL MICRO-CAP	ROYCE CAPITAL SMALL-CAP	SENTINEL VP BOND	SENTINEL VP COMMON STOCK	T. ROWE PRICE BLUE CHIP GROWTH
Net Assets at January 1, 2013	$15,607	$13,981	$—	$—	$136,311
Increase in Net Assets from Operations
Net Investment Income (Loss)	(4)	789	—	279	(1,652)
Net Realized Gains (Losses)	737	12,568	—	1,044	9,884
Net Change in Unrealized Appreciation (Depreciation)	3,847	15,262	—	(817)	97,653
Net Increase (Decrease) in Net Assets Resulting from Operations	4,580	28,619	—	506	105,885

Contract Transactions
Contract Purchase Payments and Transfers In
Resource Variable Account B	—	—	—	—	—
Symetra True Variable Annuity	8,450	136,615	—	19,474	567,815
Contract Terminations, Transfers Out
Resource Variable Account B	—	—	—	—	—
Symetra True Variable Annuity	—	(38,155)	—	—	(63,599)
Contract Maintenance Charges
Resource Variable Account B	—	—	—	—	—
Symetra True Variable Annuity	—	—	—	—	(14)
Increase (Decrease) from Contract Transactions	8,450	98,460	—	19,474	504,202
Total Increase (Decrease) in Net Assets	13,030	127,079	—	19,980	610,087

Net Assets at December 31, 2013	28,637	141,060	—	19,980	746,398

Increase in Net Assets from Operations
Net Investment Income (Loss)	(166)	(595)	2,018	2,826	(4,292)
Net Realized Gains (Losses)	2,203	24,561	(1)	27,703	49,260
Net Change in Unrealized Appreciation (Depreciation)	(3,227)	(21,614)	(2,665)	(8,212)	13,046
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,190)	2,352	(648)	22,317	58,014

Contract Transactions
Contract Purchase Payments and Transfers In
Resource Variable Account B	—	—	—	—	—
Symetra True Variable Annuity	239	70,080	69,349	224,846	23,650
Contract Terminations, Transfers Out
Resource Variable Account B	—	—	—	—	—
Symetra True Variable Annuity	—	(130,808)	—	(20,891)	(145,929)
Contract Maintenance Charges
Resource Variable Account B	—	—	—	—	—
Symetra True Variable Annuity	—	—	—	—	(297)
Increase (Decrease) from Contract Transactions	239	(60,728)	69,349	203,955	(122,576)
Total Increase (Decrease) in Net Assets	(951)	(58,376)	68,701	226,272	(64,562)

Net Assets at December 31, 2014	$27,686	$82,684	$68,701	$246,252	$681,836

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Resource Variable Account B
Statements of Changes in Net Assets
Years Ended December 31, 2013 and 2014

	Sub-Accounts
	T. ROWE PRICE EQUITY INCOME PORTFOLIO	T. ROWE PRICE HEALTH SCIENCES PORTFOLIO	T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO	T. ROWE PRICE NEW AMERICA GROWTH PORTFOLIO	TEMPLETON DEVELOPING MARKETS VIP FUND - CLASS 1[1]
Net Assets at January 1, 2013	$49,988	$208,801	$1,584	$57,727	$65,745
Increase in Net Assets from Operations
Net Investment Income (Loss)	1,869	(2,920)	13	(1,452)	3,314
Net Realized Gains (Losses)	343	73,701	2	87,300	(1,993)
Net Change in Unrealized Appreciation (Depreciation)	39,541	112,860	1,439	(1,758)	(4,386)
Net Increase (Decrease) in Net Assets Resulting from Operations	41,753	183,641	1,454	84,090	(3,065)

Contract Transactions
Contract Purchase Payments and Transfers In
Resource Variable Account B	—	—	—	—	—
Symetra True Variable Annuity	322,264	480,018	189,941	630,621	210,820
Contract Terminations, Transfers Out
Resource Variable Account B	—	—	—	—	—
Symetra True Variable Annuity	(889)	(177,228)	—	(69,545)	(71,438)
Contract Maintenance Charges
Resource Variable Account B	—	—	—	—	—
Symetra True Variable Annuity	(16)	—	—	—	—
Increase (Decrease) from Contract Transactions	321,359	302,790	189,941	561,076	139,382
Total Increase (Decrease) in Net Assets	363,112	486,431	191,395	645,166	136,317

Net Assets at December 31, 2013	413,100	695,232	192,979	702,893	202,062

Increase in Net Assets from Operations
Net Investment Income (Loss)	4,573	(5,954)	913	(3,812)	3,344
Net Realized Gains (Losses)	20,806	122,967	1,306	103,661	(6,536)
Net Change in Unrealized Appreciation (Depreciation)	(2,572)	171,689	(5,736)	(46,959)	(21,349)
Net Increase (Decrease) in Net Assets Resulting from Operations	22,807	288,702	(3,517)	52,890	(24,541)

Contract Transactions
Contract Purchase Payments and Transfers In
Resource Variable Account B	—	—	—	—	—
Symetra True Variable Annuity	1,200	368,374	1,547	17,231	158,665
Contract Terminations, Transfers Out
Resource Variable Account B	—	—	—	—	—
Symetra True Variable Annuity	(92,946)	(65,197)	—	(123,738)	(68,500)
Contract Maintenance Charges
Resource Variable Account B	—	—	—	—	—
Symetra True Variable Annuity	(293)	(265)	(233)	(238)	—
Increase (Decrease) from Contract Transactions	(92,039)	302,912	1,314	(106,745)	90,165
Total Increase (Decrease) in Net Assets	(69,232)	591,614	(2,203)	(53,855)	65,624

Net Assets at December 31, 2014	$343,868	$1,286,846	$190,776	$649,038	$267,686
1  Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Resource Variable Account B
Statements of Changes in Net Assets
Years Ended December 31, 2013 and 2014

	Sub-Accounts
	TEMPLETON DEVELOPING MARKETS VIP FUND - CLASS 2[1]	TEMPLETON FOREIGN VIP FUND - CLASS 1[1]	TEMPLETON GLOBAL BOND VIP FUND - CLASS 1[1]	TEMPLETON GROWTH VIP FUND - CLASS 2[1]	VAN ECK VIP GLOBAL HARD ASSETS
Net Assets at January 1, 2013	$278,597	$21,762	$120,870	$42,324	$24,531
Increase in Net Assets from Operations
Net Investment Income (Loss)	1,950	1,896	16,950	824	(271)
Net Realized Gains (Losses)	11,295	3,862	4,155	1,271	1,765
Net Change in Unrealized Appreciation (Depreciation)	(19,594)	11,803	(15,932)	10,384	16,948
Net Increase (Decrease) in Net Assets Resulting from Operations	(6,349)	17,561	5,173	12,479	18,442

Contract Transactions
Contract Purchase Payments and Transfers In
Resource Variable Account B	7,341	—	—	10,315	—
Symetra True Variable Annuity	—	67,512	918,353	—	308,411
Contract Terminations, Transfers Out
Resource Variable Account B	(21,635)	—	—	(9,610)	—
Symetra True Variable Annuity	—	(27,754)	(54,077)	—	(4,779)
Contract Maintenance Charges
Resource Variable Account B	—	—	—	—	—
Symetra True Variable Annuity	—	—	(28)	—	(26)
Increase (Decrease) from Contract Transactions	(14,294)	39,758	864,248	705	303,606
Total Increase (Decrease) in Net Assets	(20,643)	57,319	869,421	13,184	322,048

Net Assets at December 31, 2013	257,954	79,081	990,291	55,508	346,579

Increase in Net Assets from Operations
Net Investment Income (Loss)	583	1,101	64,381	(180)	(1,928)
Net Realized Gains (Losses)	5,652	3,494	(2,739)	987	486
Net Change in Unrealized Appreciation (Depreciation)	(30,552)	(18,828)	(39,698)	(4,932)	(70,573)
Net Increase (Decrease) in Net Assets Resulting from Operations	(24,317)	(14,233)	21,944	(4,125)	(72,015)

Contract Transactions
Contract Purchase Payments and Transfers In
Resource Variable Account B	5,927	—	—	114,874	—
Symetra True Variable Annuity	—	63,063	818,190	—	36,695
Contract Terminations, Transfers Out
Resource Variable Account B	(11,836)	—	—	(3,402)	—
Symetra True Variable Annuity	—	(56,907)	(75,409)	—	(13,746)
Contract Maintenance Charges
Resource Variable Account B	—	—	—	—	—
Symetra True Variable Annuity	—	—	(122)	—	(93)
Increase (Decrease) from Contract Transactions	(5,909)	6,156	742,659	111,472	22,856
Total Increase (Decrease) in Net Assets	(30,226)	(8,077)	764,603	107,347	(49,159)

Net Assets at December 31, 2014	$227,728	$71,004	$1,754,894	$162,855	$297,420
1  Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Resource Variable Account B
Statements of Changes in Net Assets
Years Ended December 31, 2013 and 2014

	Sub-Accounts
	VAN ECK VIP MULTI MANAGER ALTERNATIVE	VANGUARD BALANCED	VANGUARD CAPITAL GROWTH	VANGUARD EQUITY INCOME	VANGUARD EQUITY INDEX
Net Assets at January 1, 2013	$32,389	$—	$54,499	$182,869	$22,693
Increase in Net Assets from Operations
Net Investment Income (Loss)	(329)	(1,798)	571	7,194	(303)
Net Realized Gains (Losses)	263	2,025	8,840	10,013	30,390
Net Change in Unrealized Appreciation (Depreciation)	3,010	88,804	40,052	114,172	149,963
Net Increase (Decrease) in Net Assets Resulting from Operations	2,944	89,031	49,463	131,379	180,050

Contract Transactions
Contract Purchase Payments and Transfers In
Resource Variable Account B	—	—	—	—	—
Symetra True Variable Annuity	33,783	1,148,856	256,992	1,334,706	2,089,365
Contract Terminations, Transfers Out
Resource Variable Account B	—	—	—	—	—
Symetra True Variable Annuity	(5,567)	(61,277)	(44,004)	(142,510)	(270,428)
Contract Maintenance Charges
Resource Variable Account B	—	—	—	—	—
Symetra True Variable Annuity	—	—	(12)	—	(1)
Increase (Decrease) from Contract Transactions	28,216	1,087,579	212,976	1,192,196	1,818,936
Total Increase (Decrease) in Net Assets	31,160	1,176,610	262,439	1,323,575	1,998,986

Net Assets at December 31, 2013	63,549	1,176,610	316,938	1,506,444	2,021,679

Increase in Net Assets from Operations
Net Investment Income (Loss)	(464)	22,697	787	25,020	35,324
Net Realized Gains (Losses)	868	74,089	8,995	147,383	228,904
Net Change in Unrealized Appreciation (Depreciation)	(1,501)	31,722	49,613	(56,477)	(104,059)
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,097)	128,508	59,395	115,926	160,169

Contract Transactions
Contract Purchase Payments and Transfers In
Resource Variable Account B	—	—	—	—	—
Symetra True Variable Annuity	22,313	285,444	286,222	46,092	516,964
Contract Terminations, Transfers Out
Resource Variable Account B	—	—	—	—	—
Symetra True Variable Annuity	—	(1,331)	(4,953)	(584,588)	(2,099,568)
Contract Maintenance Charges
Resource Variable Account B	—	—	—	—	—
Symetra True Variable Annuity	—	—	(50)	(55)	—
Increase (Decrease) from Contract Transactions	22,313	284,113	281,219	(538,551)	(1,582,604)
Total Increase (Decrease) in Net Assets	21,216	412,621	340,614	(422,625)	(1,422,435)

Net Assets at December 31, 2014	$84,765	$1,589,231	$657,552	$1,083,819	$599,244

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Resource Variable Account B
Statements of Changes in Net Assets
Years Ended December 31, 2013 and 2014

	Sub-Accounts
	VANGUARD HIGH YIELD BOND	VANGUARD INTERNATIONAL	VANGUARD MID-CAP INDEX	VANGUARD MONEY MARKET	VANGUARD REIT INDEX
Net Assets at January 1, 2013	$1,384,550	$14,534	$18,120	$360,599	$75,330
Increase in Net Assets from Operations
Net Investment Income (Loss)	52,325	(197)	(1,745)	(4,993)	1,875
Net Realized Gains (Losses)	(31,582)	895	7,091	—	6,753
Net Change in Unrealized Appreciation (Depreciation)	9,281	20,599	125,745	—	(26,298)
Net Increase (Decrease) in Net Assets Resulting from Operations	30,024	21,297	131,091	(4,993)	(17,670)

Contract Transactions
Contract Purchase Payments and Transfers In
Resource Variable Account B	—	—	—	—	—
Symetra True Variable Annuity	823,069	165,909	1,546,986	11,637,866	519,978
Contract Terminations, Transfers Out
Resource Variable Account B	—	—	—	—	—
Symetra True Variable Annuity	(1,120,529)	(40,954)	(46,530)	(10,213,585)	(90,202)
Contract Maintenance Charges
Resource Variable Account B	—	—	—	—	—
Symetra True Variable Annuity	—	—	—	—	(23)
Increase (Decrease) from Contract Transactions	(297,460)	124,955	1,500,456	1,424,281	429,753
Total Increase (Decrease) in Net Assets	(267,436)	146,252	1,631,547	1,419,288	412,083

Net Assets at December 31, 2013	1,117,114	160,786	1,649,667	1,779,887	487,413

Increase in Net Assets from Operations
Net Investment Income (Loss)	56,545	1,382	9,132	(6,676)	15,975
Net Realized Gains (Losses)	(1,589)	755	136,633	—	28,673
Net Change in Unrealized Appreciation (Depreciation)	(10,863)	(14,256)	(17,880)	—	139,276
Net Increase (Decrease) in Net Assets Resulting from Operations	44,093	(12,119)	127,885	(6,676)	183,924

Contract Transactions
Contract Purchase Payments and Transfers In
Resource Variable Account B	—	—	—	—	—
Symetra True Variable Annuity	190,991	28,308	2,309,456	6,522,632	349,983
Contract Terminations, Transfers Out
Resource Variable Account B	—	—	—	—	—
Symetra True Variable Annuity	(50,664)	(4,036)	(2,086,516)	(7,878,407)	(23,667)
Contract Maintenance Charges
Resource Variable Account B	—	—	—	—	—
Symetra True Variable Annuity	—	—	—	—	(87)
Increase (Decrease) from Contract Transactions	140,327	24,272	222,940	(1,355,775)	326,229
Total Increase (Decrease) in Net Assets	184,420	12,153	350,825	(1,362,451)	510,153

Net Assets at December 31, 2014	$1,301,534	$172,939	$2,000,492	$417,436	$997,566

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Resource Variable Account B
Statements of Changes in Net Assets
Years Ended December 31, 2013 and 2014

	Sub-Accounts
	VANGUARD SHORT TERM INVESTMENT GRADE	VANGUARD SMALL COMPANY GROWTH	VANGUARD TOTAL BOND MARKET INDEX	VANGUARD TOTAL STOCK MARKET INDEX	VIRTUS INTERNATIONAL SERIES I1
Net Assets at January 1, 2013	$32,806	$—	$355,924	$71,390	$—
Increase in Net Assets from Operations
Net Investment Income (Loss)	(357)	(160)	(173)	981	22
Net Realized Gains (Losses)	(893)	1,030	(1,582)	14,506	—
Net Change in Unrealized Appreciation (Depreciation)	6,796	9,731	(4,480)	59,407	1
Net Increase (Decrease) in Net Assets Resulting from Operations	5,546	10,601	(6,235)	74,894	23

Contract Transactions
Contract Purchase Payments and Transfers In
Resource Variable Account B	—	—	—	—	—
Symetra True Variable Annuity	1,599,708	58,186	335,941	614,430	2,800
Contract Terminations, Transfers Out
Resource Variable Account B	—	—	—	—	—
Symetra True Variable Annuity	(994,244)	(19,314)	(338,734)	(251,071)	—
Contract Maintenance Charges
Resource Variable Account B	—	—	—	—	—
Symetra True Variable Annuity	—	—	—	—	—
Increase (Decrease) from Contract Transactions	605,464	38,872	(2,793)	363,359	2,800
Total Increase (Decrease) in Net Assets	611,010	49,473	(9,028)	438,253	2,823

Net Assets at December 31, 2013	643,816	49,473	346,896	509,643	2,823

Increase in Net Assets from Operations
Net Investment Income (Loss)	7,393	(479)	5,501	4,391	60
Net Realized Gains (Losses)	5,121	6,669	574	54,704	(221)
Net Change in Unrealized Appreciation (Depreciation)	(3,840)	1,860	21,238	(12,364)	(1)
Net Increase (Decrease) in Net Assets Resulting from Operations	8,674	8,050	27,313	46,731	(162)

Contract Transactions
Contract Purchase Payments and Transfers In
Resource Variable Account B	—	—	—	—	—
Symetra True Variable Annuity	801,964	85,976	624,439	199,212	2,800
Contract Terminations, Transfers Out
Resource Variable Account B	—	—	—	—	—
Symetra True Variable Annuity	(138,778)	(2,652)	(13,806)	(242,399)	(5,461)
Contract Maintenance Charges
Resource Variable Account B	—	—	—	—	—
Symetra True Variable Annuity	—	—	—	—	—
Increase (Decrease) from Contract Transactions	663,186	83,324	610,633	(43,187)	(2,661)
Total Increase (Decrease) in Net Assets	671,860	91,374	637,946	3,544	(2,823)

Net Assets at December 31, 2014	$1,315,676	$140,847	$984,842	$513,187	$—
1  Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Resource Variable Account B
Statements of Changes in Net Assets
Years Ended December 31, 2013 and 2014

	Sub-Accounts
	VIRTUS MULTI-SECTOR FIXED INCOME SERIES I	VIRTUS PREMIUM ALPHASECTOR SERIES I	VIRTUS REAL ESTATE SECURITIES SERIES I	VIRTUS SMALL-CAP GROWTH SERIES I	VOYA GLOBAL RESOURCES PORTFOLIO SERVICE[1]
Net Assets at January 1, 2013	$—	$—	$—	$—	$85,967
Increase in Net Assets from Operations
Net Investment Income (Loss)	507	66	186	(4)	(264)
Net Realized Gains (Losses)	97	337	1,965	86	(1,774)
Net Change in Unrealized Appreciation (Depreciation)	(49)	3,021	(2,398)	358	11,863
Net Increase (Decrease) in Net Assets Resulting from Operations	555	3,424	(247)	440	9,825

Contract Transactions
Contract Purchase Payments and Transfers In
Resource Variable Account B	—	—	—	—	—
Symetra True Variable Annuity	27,822	24,757	12,631	10,477	—
Contract Terminations, Transfers Out
Resource Variable Account B	—	—	—	—	(8,401)
Symetra True Variable Annuity	(3,366)	(3,000)	—	—	—
Contract Maintenance Charges
Resource Variable Account B	—	—	—	—	—
Symetra True Variable Annuity	—	—	—	—	—
Increase (Decrease) from Contract Transactions	24,456	21,757	12,631	10,477	(8,401)
Total Increase (Decrease) in Net Assets	25,011	25,181	12,384	10,917	1,424

Net Assets at December 31, 2013	25,011	25,181	12,384	10,917	87,391

Increase in Net Assets from Operations
Net Investment Income (Loss)	3,628	(59)	118	(563)	(250)
Net Realized Gains (Losses)	58	2,463	1,759	12,690	(403)
Net Change in Unrealized Appreciation (Depreciation)	(4,924)	(2,123)	1,985	(2,664)	(6,970)
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,238)	281	3,862	9,463	(7,623)

Contract Transactions
Contract Purchase Payments and Transfers In
Resource Variable Account B	—	—	—	—	—
Symetra True Variable Annuity	100,334	2,554	—	131,297	—
Contract Terminations, Transfers Out
Resource Variable Account B	—	—	—	—	(18,071)
Symetra True Variable Annuity	(2,411)	(10,836)	—	(9,874)	—
Contract Maintenance Charges
Resource Variable Account B	—	—	—	—	—
Symetra True Variable Annuity	—	—	(1)	—	—
Increase (Decrease) from Contract Transactions	97,923	(8,282)	(1)	121,423	(18,071)
Total Increase (Decrease) in Net Assets	96,685	(8,001)	3,861	130,886	(25,694)

Net Assets at December 31, 2014	$121,696	$17,180	$16,245	$141,803	$61,697
1  Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Resource Variable Account B
Statements of Changes in Net Assets
Years Ended December 31, 2013 and 2014

Sub-Accounts
VY JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO INITIAL[1]
Net Assets at January 1, 2013	$116,026
Increase in Net Assets from Operations
Net Investment Income (Loss)	(191)
Net Realized Gains (Losses)	10,183
Net Change in Unrealized Appreciation (Depreciation)	(16,921)
Net Increase (Decrease) in Net Assets Resulting from Operations	(6,929)

Contract Transactions
Contract Purchase Payments and Transfers In
Resource Variable Account B	637
Symetra True Variable Annuity	—
Contract Terminations, Transfers Out
Resource Variable Account B	(16,653)
Symetra True Variable Annuity	—
Contract Maintenance Charges
Resource Variable Account B	—
Symetra True Variable Annuity	—
Increase (Decrease) from Contract Transactions	(16,016)
Total Increase (Decrease) in Net Assets	(22,945)

Net Assets at December 31, 2013	93,081

Increase in Net Assets from Operations
Net Investment Income (Loss)	(120)
Net Realized Gains (Losses)	9,458
Net Change in Unrealized Appreciation (Depreciation)	(8,724)
Net Increase (Decrease) in Net Assets Resulting from Operations	614

Contract Transactions
Contract Purchase Payments and Transfers In
Resource Variable Account B	287
Symetra True Variable Annuity	—
Contract Terminations, Transfers Out
Resource Variable Account B	(13,445)
Symetra True Variable Annuity	—
Contract Maintenance Charges
Resource Variable Account B	—
Symetra True Variable Annuity	—
Increase (Decrease) from Contract Transactions	(13,158)
Total Increase (Decrease) in Net Assets	(12,544)

Net Assets at December 31, 2014	$80,537
1  Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Resource Variable Account B
Notes to Financial Statements

1.	ORGANIZATION
Symetra Resource Variable Account B (the "Separate Account") is registered under the Investment Company Act of 1940, as amended, as a segregated unit investment trust of Symetra Life Insurance Company ("Symetra Life"), a wholly-owned subsidiary of Symetra Financial Corporation. Purchasers of various Symetra Life variable annuity products direct their investment to one or more of the sub-accounts of the Separate Account through the purchase of accumulation units ("Units"). Under the terms of the registration, the Separate Account is authorized to issue an unlimited number of Units. Each sub-account invests in shares of a designated portfolio of open-ended registered investment companies ("Mutual Funds") as indicated below. Not all sub-accounts are available in all Symetra Life variable annuity products. The performance of the underlying portfolios may differ substantially from publicly traded Mutual Funds with similar names and objectives.
Under applicable insurance law, the assets of the Separate Account are legally segregated and are not subject to claims that arise out of Symetra Life's and Symetra Financial Corporation's other business activities.
Following are the sub-accounts and related Mutual Funds.

Sub-Account	Mutual Fund
AllianceBernstein Variable Products Fund Series, Inc.
AllianceBernstein VPS Real Estate	AllianceBernstein VPS Real Estate Investment Portfolio — Class A
AllianceBernstein VPS Small Cap Growth	AllianceBernstein VPS Small Cap Growth Portfolio — Class A
AllianceBernstein VPS Small/Mid Cap Value	AllianceBernstein VPS Small/Mid Cap Value Portfolio — Class A

Alps
ALPS/Alerian Energy Infrastructure-Class I	ALPS/Alerian Energy Infrastructure Portfolio — Class I

American Century Variable Portfolios, Inc.
American Century Balanced	VP Balanced Fund
American Century International	VP International Fund
American Century Mid Cap Value	VP Mid Cap Value Fund
American Century Ultra I20	VP Ultra Class I Fund
American Century Ultra II26	VP Ultra Class II Fund
American Century Value	VP Value Fund

American Funds Insurance Series
American Funds IS Global Growth and Income Fund	American Funds Insurance Series Global Growth and Income Fund
American Funds IS Growth Fund	American Funds Insurance Series Growth Fund
American Funds IS Growth-Income Fund	American Funds Insurance Series Growth-Income Fund
American Funds IS International Fund	American Funds Insurance Series International Fund
American Funds IS New World Fund	American Funds Insurance Series New World Fund

Blackrock Variable Series Fund, Inc.
BlackRock Capital Appreciation I	BlackRock Capital Appreciation V.I. Fund Class I
BlackRock Global Allocation I	BlackRock Global Allocation V.I. Fund Class I
BlackRock High Yield I	BlackRock High Yield V.I. Fund Class I

Calvert Variable Products, Inc.
Calvert EAFE International Index[25]	Calvert VP EAFE International Index Portfolio — Class I
Calvert Russell 2000 Small Cap Index	Calvert VP Russell 2000 Small Cap Index Portfolio — Class I

Columbia Funds Variable Insurance Trust
Columbia Income Opportunities	Columbia VP Income Opportunities Fund — Class I
Columbia International Opportunity	Columbia VP International Opportunity Fund — Class I

Symetra Resource Variable Account B
Notes to Financial Statements

1.	ORGANIZATION (Continued)

Sub-Account	Mutual Fund
Columbia Funds Variable Insurance Trust
Columbia Mid Cap Growth Opportunity	Columbia Mid Cap Growth Opportunity Fund — Class I
Columbia Small Cap Value	Columbia VP Small Cap Value Fund — Class I

Delaware VIP Trust
Delaware VIP Emerging Markets	Delaware VIP Emerging Markets Series, Standard Class
Delaware VIP Intl Value Equity	Delaware VIP International Value Equity Series, Standard Class
Delaware VIP Small Cap Value	Delaware VIP Small Cap Value Series, Standard Class
Delaware VIP Smid Cap Growth	Delaware VIP Smid Cap Growth Series, Standard Class

Deutsche Variable Series I and II
Deutsche Alternative Asset Allocation VIP A23	Deutsche Alternative Asset Allocation VIP — Class A Shares
Deutsche Global Income Builder VIP A23	Deutsche Global Income Builder VIP — Class A Shares
Deutsche International VIP A23	Deutsche International VIP — Class A Shares

Dimensional Fund Advisors
DFA VA Global Bond	V.A. Global Bond Portfolio
DFA VA International Small Portfolio	V.A. International Small Portfolio
DFA VA International Value Portfolio	V.A. International Value Portfolio
DFA VA Short Term Fixed Portfolio	V.A. Short Term Fixed Portfolio
DFA VA U.S. Large Value Portfolio	V.A. U.S. Large Value Portfolio
DFA VA U.S. Targeted Value	V.A. U.S. Targeted Value

Dreyfus Investment Portfolios
Dreyfus MidCap Stock	Dreyfus IP MidCap Stock Portfolio — Initial Shares
Dreyfus Technology Growth	Dreyfus IP Technology Growth Portfolio — Initial Shares

Dreyfus Socially Responsible Growth Fund, Inc.
Dreyfus Socially Responsible	Dreyfus Socially Responsible Growth Fund, Inc. — Initial Shares

Dreyfus Stock Index Fund, Inc.
Dreyfus Stock Index	Dreyfus Stock Index Fund, Inc. — Service Shares

Dreyfus Variable Investment Fund
Dreyfus Appreciation	Dreyfus VIF Appreciation Portfolio — Initial Shares
Dreyfus Quality Bond	Dreyfus VIF Quality Bond Portfolio — Initial Shares

Eaton Vance
Eaton Vance VT Floating-Rate Income Fund Advisor Class[19]	Eaton Vance VT Floating-Rate Income Fund Advisor Share Class

Federated Insurance Series
Federated High Income Bond	Federated High Income Bond
Federated Managed Volatility II	Federated Managed Volatility Fund II

Symetra Resource Variable Account B
Notes to Financial Statements

1.	ORGANIZATION (Continued)

Sub-Account	Mutual Fund
Fidelity Variable Insurance Products Fund 1 (VIP)
Fidelity Contrafund	VIP Contrafund Portfolio — Initial Class
Fidelity Energy	VIP Energy Portfolio — Initial Class
Fidelity Equity-Income	VIP Equity-Income Portfolio — Initial Class
Fidelity Financial Services	VIP Financial Services Portfolio — Initial Class
Fidelity Growth	VIP Growth Portfolio — Initial Class
Fidelity Growth & Income	VIP Growth & Income Portfolio — Initial Class
Fidelity Growth Opportunities	VIP Growth Opportunities Portfolio — Initial Class
Fidelity Investment Grade Bond	VIP Investment Grade Bond Portfolio — Initial Class
Fidelity Mid Cap I	VIP Mid Cap Portfolio — Initial Class
Fidelity Real Estate	VIP Real Estate Portfolio — Initial Class
Fidelity Strategic Income	VIP Strategic Income Portfolio — Initial Class
Fidelity Technology	VIP Technology Portfolio — Initial Class
Fidelity VIP Money Market Service Class	VIP Money Market Portfolio — Service Class II

Franklin Templeton Variable Insurance Products Trust
Franklin Income VIP Fund Class - 1[4]	Franklin Income VIP Fund Class - 1
Franklin Income VIP Fund Class - 2[5]	Franklin Income VIP Fund Class - 2
Franklin Mutual Global Discovery VIP Fund - Class 1[11]	Franklin Mutual Global Discovery VIP Fund - Class 1
Franklin Mutual Shares VIP Fund - Class 1[12]	Franklin Mutual Shares VIP Fund - Class 1
Franklin Mutual Shares VIP Fund - Class 2[13]	Franklin Mutual Shares VIP Fund - Class 2
Franklin Rising Dividends VIP Fund - Class 1[6]	Franklin Rising Dividends VIP Fund - Class 1
Franklin Small-Mid Cap Growth VIP Fund - Class 2[7]	Franklin Small-Mid Cap Growth VIP Fund - Class 2
Franklin Strategic Income VIP Fund - Class 1[8]	Franklin Strategic Income VIP Fund - Class 1
Franklin U.S. Government Securities VIP Fund - Class 1[9]	Franklin U.S. Government Securities VIP Fund - Class 1
Franklin U.S. Government Securities VIP Fund - Class 2[10]	Franklin U.S. Government Securities VIP Fund - Class 2

Goldman Sachs
Goldman Sachs VIT Strategic Income Fund[19]	Goldman Sachs VIT Strategic Income Fund — Institutional Shares

Invesco Variable Insurance Funds, Inc
Invesco American Franchise Fund I	Invesco V.I. American Franchise Fund (Series I Shares)
Invesco Balanced-Risk Allocation I	Invesco V.I. Balanced-Risk Allocation Fund (Series I Shares)
Invesco Comstock	Invesco V.I. Comstock (Series I Shares)
Invesco Core Equity[25]	Invesco V.I. Core Equity Fund (Series I Shares)
Invesco Global Real Estate	Invesco V.I. Global Real Estate Fund (Series I shares)
Invesco International Growth I	Invesco V.I. International Growth Fund (Series I shares)
Invesco International Growth II	Invesco V.I. International Growth Fund (Series II shares)
Invesco Mid Cap Core Equity Fund	Invesco V.I. Mid Cap Core Equity Fund (Series I Shares)
Invesco Mid Cap Growth Fund I21	Invesco V.I. Mid Cap Growth Fund (Series I Shares)
Invesco Mid Cap Growth Fund II	Invesco V.I. Mid Cap Growth Fund (Series II Shares)
Invesco Small Cap Equity I	Invesco V.I. Small Cap Equity Fund ( Series I Shares)

Janus Aspen Series
Janus Aspen Enterprise Portfolio	Janus Aspen Enterprise Portfolio — Institutional Shares
Janus Aspen Flexible Bond	Janus Aspen Flexible Bond Portfolio — Institutional Shares

Symetra Resource Variable Account B
Notes to Financial Statements

1.	ORGANIZATION (Continued)

Sub-Account	Mutual Fund
Janus Aspen Series
Janus Aspen Overseas Portfolio[25]	Janus Aspen Overseas Portfolio — Institutional Shares
Janus Aspen Perkins Mid Cap Value Portfolio	Janus Aspen Perkins Mid Cap Value Portfolio — Institutional Shares

JP Morgan Insurance Trust
JP Morgan Insurance Trust International Equity I24	JP Morgan Insurance Trust International Equity Portfolio
JP Morgan Insurance Trust Mid Cap Value I	JP Morgan Insurance Trust Mid Cap Value Portfolio
JP Morgan Insurance Trust U.S. Equity I	JP Morgan Insurance Trust U.S. Equity Portfolio

Merger Fund VL
Merger VL	The Merger Fund VL

MFS Variable Insurance Trust
MFS Growth Series	MFS Growth Series — Initial Class
MFS New Discovery Portfolio [22]	MFS New Discovery Portfolio — Initial Class
MFS New Discovery Series[22]	MFS New Discovery Series — Initial Class
MFS Utilities Series	MFS Utilities Series — Initial Class

MFS Variable Insurance Trust II
MFS Government Securities Portfolio [26]	MFS Government Securities Portfolio — Initial Class
MFS International Growth Portfolio	MFS International Growth Portfolio — Initial Class
MFS International Value Portfolio	MFS International Value Portfolio — Initial Class

PIMCO Variable Insurance Trust
PIMCO All Asset Institutional Class	PIMCO All Asset Portfolio — Institutional Class
PIMCO CommodityRealReturn Strat. Institutional Class	PIMCO CommodityRealReturn® Strategy Portfolio — Institutional Class
PIMCO Emerging Markets Bond Institutional Class	PIMCO Emerging Markets Bond Portfolio — Institutional Class
PIMCO EqS Pathfinder Portfolio Institutional Class	PIMCO EqS Pathfinder PortfolioTM — Institutional Class
PIMCO Foreign Bond (Unhedged) Institutional Class[28]	PIMCO Foreign Bond Portfolio (Unhedged) — Institutional Class
PIMCO Global Bond (Unhedged) Institutional Class	PIMCO Global Bond Portfolio (Unhedged) — Institutional Class
PIMCO Global Multi-Asset Portfolio - Institutional Class Shares[1,25]	PIMCO Global Multi-Asset Portfolio — Institutional Class Shares
PIMCO Long-Term U.S. Govt. Institutional Class[27]	PIMCO Long-Term U.S. Government PortfolioTM — Institutional Class
PIMCO Low Duration Institutional Class	PIMCO Low Duration Portfolio — Institutional Class
PIMCO Real Return Institutional Class	PIMCO Real Return Portfolio — Institutional Class
PIMCO Total Return Institutional Class	PIMCO Total Return Portfolio — Institutional Class
PIMCO Unconstrained Bond Institutional Class	PIMCO Unconstrained Bond Portfolio — Institutional Class

Pioneer Variable Contracts Trust
Pioneer Bond VCT Class I	Pioneer Bond VCT Portfolio — Class I
Pioneer Emerging Markets VCT Class II	Pioneer Emerging Markets VCT Portfolio — Class II
Pioneer Equity Income VCT Class II	Pioneer Equity Income VCT Portfolio — Class II
Pioneer Fund VCT Class I	Pioneer Fund VCT Portfolio — Class I
Pioneer High Yield VCT Class II	Pioneer High Yield VCT Portfolio — Class II
Pioneer Mid Cap Value VCT Class I	Pioneer Mid Cap Value VCT Portfolio — Class I
Pioneer Select Mid Cap Growth VCT Class I	Pioneer Select Mid Cap Growth VCT Portfolio — Class I
Pioneer Strategic Income VCT Class I	Pioneer Strategic Income VCT Portfolio — Class I

Symetra Resource Variable Account B
Notes to Financial Statements

1.	ORGANIZATION (Continued)

Sub-Account	Mutual Fund
Pioneer Variable Contracts Trust
Pioneer Strategic Income VCT Class II	Pioneer Strategic Income VCT Portfolio — Class II

Royce Capital Fund
Royce Capital Micro-Cap	Royce Capital Fund Micro-Cap Portfolio Investment Class
Royce Capital Small-Cap	Royce Capital Fund Small-Cap Portfolio Investment Class

SEI Funds
SEI VP Balanced Strategy Fund - Class II Shares[19]	SEI VP Balanced Strategy Fund - Class II Shares
SEI VP Conservative Strategy Fund - Class II Shares[19]	SEI VP Conservative Strategy Fund - Class II Shares
SEI VP Defensive Strategy Fund - Class II Shares[19]	SEI VP Defensive Strategy Fund - Class II Shares
SEI VP Marget Growth Strategy Fund - Class II Shares[19]	SEI VP Marget Growth Strategy Fund - Class II Shares
SEI VP Market Plus Strategy Fund - Class II Shares[19]	SEI VP Market Plus Strategy Fund - Class II Shares
SEI VP Moderate Strategy Fund - Class II Shares[19]	SEI VP Moderate Strategy Fund - Class II Shares

Sentinel Variable Products Trust
Sentinel VP Bond	Sentinel Variable Products Bond Fund
Sentinel VP Common Stock	Sentinel Variable Products Common Stock Fund
Sentinel VP Small Company[27]	Sentinel Variable Products Small Company Fund

T. Rowe Price Variable Insurance Portfolios
T. Rowe Price Blue Chip Growth	T. Rowe Price Blue Chip Growth
T. Rowe Price Equity Income Portfolio	T. Rowe Price Equity Income Portfolio
T. Rowe Price Health Sciences Portfolio	T. Rowe Price Health Sciences Portfolio
T. Rowe Price International Stock Portfolio	T. Rowe Price International Stock Portfolio
T. Rowe Price New America Growth Portfolio	T. Rowe Price New America Growth Portfolio

Franklin Templeton Variable Insurance Products Trust
Templeton Developing Markets VIP Fund - Class 1[14]	Templeton Developing Markets VIP Fund - Class 1
Templeton Developing Markets VIP Fund - Class 2[15]	Templeton Developing Markets VIP Fund - Class 2
Templeton Foreign VIP Fund - Class 1[16]	Templeton Foreign VIP Fund - Class 1
Templeton Global Bond VIP Fund - Class 1[17]	Templeton Global Bond VIP Fund - Class 1
Templeton Growth VIP Fund - Class 2[18]	Templeton Growth VIP Fund - Class 2

Van Eck Variable Insurance Products Trust
Van Eck VIP Global Hard Assets	Van Eck VIP Global Hard Assets Fund — Initial Class
Van Eck VIP Multi Manager Alternative	Van Eck VIP Multi Manager Alternatives Fund — Initial Class

Vanguard Variable Insurance Fund Portfolios
Vanguard Balanced	Vanguard VIF — Balanced Portfolio
Vanguard Capital Growth	Vanguard VIF — Capital Growth Portfolio
Vanguard Equity Income	Vanguard VIF — Equity Income Portfolio
Vanguard Equity Index	Vanguard VIF — Equity Index Portfolio
Vanguard High Yield Bond	Vanguard VIF — High Yield Bond Portfolio
Vanguard International	Vanguard VIF — International Portfolio
Vanguard Mid-Cap Index	Vanguard VIF — Mid-Cap Index Portfolio
Vanguard Money Market	Vanguard VIF — Money Market Portfolio

Symetra Resource Variable Account B
Notes to Financial Statements

1.	ORGANIZATION (Continued)

Sub-Account	Mutual Fund
Vanguard Variable Insurance Fund Portfolios
Vanguard REIT Index	Vanguard VIF — REIT Index Portfolio
Vanguard Short Term Investment Grade	Vanguard VIF — Short Term Investment Grade Portfolio
Vanguard Small Company Growth	Vanguard VIF — Small Company Growth Portfolio
Vanguard Total Bond Market Index	Vanguard VIF — Total Bond Market Index Portfolio
Vanguard Total Stock Market Index	Vanguard VIF — Total Stock Market Index Portfolio

Virtus Variable Insurance Trust
Virtus International Series I25	Virtus International Series I
Virtus Multi-Sector Fixed Income Series I	Virtus Multi-Sector Fixed Income Series I
Virtus Premium AlphaSector Series I	Virtus Premium AlphaSectorTM Series I
Virtus Real Estate Securities Series I	Virtus Real Estate Securities Series I
Virtus Small-Cap Growth Series I	Virtus Small-Cap Growth Series I

Voya VP Natural Resource Trust
Voya Global Resources Portfolio Service[2]	Voya Global Resources Portfolio Class S

Voya Investors Trust
VY JPMorgan Emerging Markets Equity Portfolio Initial[3]	VY JPMorgan Emerging Markets Equity Portfolio Class I

[1]	PIMCO Global Multi-Asset Portfolio - Institutional Class Shares was known as PIMCO Global Multi-Asset Institutional Class prior to April 30, 2014.

[2]	Voya Global Resources Portfolio Service was known as ING Global Resources prior to May 1, 2014.

[3]	VY JPMorgan Emerging Markets Equity Portfolio Initial was known as ING JP Morgan Emerging Markets Equity I prior to May1, 2014.

[4]	Franklin Income VIP Fund - Class 1 was known as Franklin Income Securities Fund Class I prior to May 1, 2014.

[5]	Franklin Income VIP Fund - Class 2 was known as Franklin Income Securities Fund Class II prior to May 1, 2014.

[6]	Franklin Rising Dividends VIP Fund - Class 1 was known as Franklin Rising Dividends prior to May 1, 2014.

[7]	Franklin Small-Mid Cap Growth VIP Fund - Class 2 was known as Franklin Small-Mid Cap Growth II prior to May 1, 2014.

[8]	Franklin Strategic Income VIP Fund - Class 1 was known as Franklin Strategic Income Securities prior to May 1, 2014.

[9]	Franklin U.S. Government Securities VIP Fund - Class 1 was known as Franklin U.S Government I prior to May 1, 2014.

[10]	Franklin U.S. Government Securities VIP Fund - Class 2 was known as Franklin U.S Government II prior to May 1, 2014.

[11]	Franklin Mutual Global Discovery VIP Fund - Class 1 was known as Mutual Global Discovery Securities prior to May 1, 2014.

[12]	Franklin Mutual Shares VIP Fund - Class 1 was known as Mutual Shares Securities I prior to May 1, 2014.

[13]	Franklin Mutual Shares VIP Fund - Class 2 was known as Mutual Shares Securities prior to May 1, 2014.

[14]	Templeton Developing Markets VIP Fund - Class 1 was known as Templeton Developing Markets I prior to May 1, 2014.

[15]	Templeton Developing Markets VIP Fund - Class 2 was known as Templeton Developing Markets II prior to May 1, 2014.

[16]	Templeton Foreign VIP Fund - Class 1 was known as Templeton Foreign Securities prior to May 1, 2014.

[17]	Templeton Global Bond VIP Fund - Class 1 was known as Templeton Global Bond Securities I prior to May 1, 2014.

[18]	Templeton Growth VIP Fund - Class 2 was known as Templeton Growth Securities II prior to May 1, 2014.

[19]	The commencement date was May 1, 2014. The 2014 activity is from such date through December 31, 2014, were applicable.

[20]	Effective August 1, 2014 American Century Investments VP Ultra Fund Class I was closed and is no longer available in the Resource B product.

[21]	Effective August 1, 2014 Invesco V.I. Mid Cap Growth Fund I was closed and is no longer available in the Resource B product.

[22]	MFS New Discovery Portfolio was reorganized with MFS New Discovery Series on August 11, 2014.

[23]	The Deutsche Funds were known as the DWS funds prior to August 11, 2014.

[24]	Effective December 12, 2014 JP Morgan Insurance Trust International Equity I was liquidated and no longer available for sale.

[25]	There was activity in the current year and no net asset balance to report on the Statement of Assets and Liabilities as of December 31, 2014.

[26]	There was activity in the prior year and no activity in the current year and no net asset balance to report on the Statement of Assets and Liabilities as of
December 31, 2013 and December 31, 2014.
27 There was no activity in the current year and the prior year and no net asset balance to report on the Statement of Assets and Liabilities as of
December 31, 2013 and December 31, 2014.
28     There was activity in the current year and the prior year and no net asset balance to report on the Statement of Assets and Liabilities as of
December 31, 2013 and December 31,2014.

Symetra Resource Variable Account B
Notes to Financial Statements

2.	SIGNIFICANT ACCOUNTING POLICIES

BASIS OF PRESENTATION AND USE OF ESTIMATES — The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (GAAP), including the rules and regulations of the Securities and Exchange Commission (SEC). The preparation of the Separate Account financial statements in conformity with GAAP requires the Separate Account to make estimates and assumptions that may affect the amounts reported in the audited financial statements and accompanying notes.
INVESTMENT VALUATION — Investments in portfolio shares are valued at fair value based on the net asset value (NAV) as reported by the underlying Mutual Fund on the last trading day of the year.
The Separate Account determines the fair value of its financial instruments based on the fair value hierarchy, which requires an entity to maximize its use of observable inputs and minimize the use of unobservable inputs when measuring fair value. This fair value hierarchy prioritizes fair value measurements into the three levels based on the nature of the inputs. Quoted prices in active markets for identical assets or liabilities have the highest priority ("Level 1"), followed by significant observable inputs other than quoted market prices, including prices for similar but not identical assets or liabilities ("Level 2") and significant unobservable inputs, including the reporting entity's estimates of the assumptions that market participants would use, having the lowest priority ("Level 3").
The availability of observable market information is the principal factor in determining the level to which the Separate Account's investments are assigned in the fair value hierarchy. As such, all Separate Account investments have been classified as Level 1 in the fair value hierarchy.
INVESTMENT TRANSACTIONS — Investment transactions are recorded on the trade date. Realized gains and losses on investment transactions are determined using the first-in-first-out (FIFO) method.
INCOME RECOGNITION — Dividend income and realized capital gain distributions are recorded on the ex-dividend date.
DISTRIBUTIONS — The net investment income and realized capital gains of the Separate Account are not distributed, but are retained and reinvested for the benefit of unit owners.
FEDERAL INCOME TAX — Operations of the Separate Account are included in the federal income tax return of Symetra Life, which is taxed as a "Life Insurance Company" under the provisions of the Internal Revenue Code. Under current federal income tax law, no income taxes are payable with respect to the operations of the Separate Account to the extent the earnings are reinvested.

3.	EXPENSES AND RELATED PARTY TRANSACTIONS
Symetra Life assumes mortality and expense ("M&E") risks related to the operations of the Separate Account. Symetra Life deducts a daily charge from the assets of the Separate Account to cover these risks. This charge for the Resource Variable Account B Annuity is on an annual basis, equal to a rate of 1.25 percent of the average daily net assets of the Separate Account. This charge for the Symetra True Variable Annuity is on an annual basis, equal to the rate of 0.60 percent of the average daily net assets of the Separate Account. The charges are included in the net investment income (loss) in the accompanying Statements of Operations.
SUB-ACCOUNT FUND FACILITATION FEE: At this time Symetra Life does not assess a sub-account fund facilitation fee for the Symetra True Variable Annuity. However, if we choose to impose this fee, the sub-account fund facilitation fee may be charged to owners invested in any sub-account offered under the contract. Symetra Life will notify you in writing if we choose to impose this fee and the fee will be applied to all new and existing contracts. The maximum amount charged is on an annual basis, equal to a rate of 0.15 percent of the average daily net assets. This charge if assessed would be included in the net investment income (loss) in the accompanying Statements of Operations.
WEALTH TRANSFER BENEFIT CHARGE ("WTB"): If you elect this rider for the Symetra True Variable Annuity, Symetra Life may deduct an additional charge on the first business day of each contract month. The charge is deducted pro-rata from your contract value invested in the standard sub-accounts. The (WTB) charge is reflected as contract maintenance charges in the accompanying Statements of Changes in Net Assets. This charge does not apply to all products and may vary by contract year and other factors as described in the product prospectus.
SHORT TERM REDEMPTION FEES: Certain sub-accounts invest in Mutual Funds that impose a short term redemption fee. Those Mutual Funds are: Fidelity VIP Energy Portfolio, Fidelity VIP Financial Services Portfolio, and the Fidelity VIP Technology Portfolio. An owner who chooses to redeem Accumulation Units of a sub-account invested in any of these Mutual Funds will be subject to a 1.00 percent short-term trading fee if the Accumulation Unit has been held for less than 60 days. For this purpose, Accumulation Units held longest will be treated as being redeemed first and Accumulation Units held shortest as being redeemed last. Redemption fees will be incurred when you withdraw contract Value invested in one of the sub-accounts or you transfer contract Value out of one of

Symetra Resource Variable Account B
Notes to Financial Statements

3.	EXPENSES AND RELATED PARTY TRANSACTIONS (Continued)

these sub-accounts. The fee applies to both one-time transactions, scheduled transfers and withdrawals involving the sub-accounts. The redemption fee will not apply to deductions from your contract Value to pay the mortality and expense risk charge or other charges under the contract. The redemption fee will also not apply to annuity payments or to any other transactions the applicable Mutual Funds or Symetra Life designates as exempt. The redemption fee charge is reflected as transfers out in the accompanying Statements of Changes in Net Assets. This charge does not apply to all products.

Symetra Life also deducts an annual contract maintenance charge of $30 for each contract from the Separate Account contract values. The maintenance charge is reflected as contract maintenance charge in the accompanying Statements of Changes in Net Assets. This charge does not apply to all products.
A withdrawal charge of $25 or 2.00 percent of the withdrawal amount, whichever is less, may be imposed on the owner of the policy for the second and each subsequent withdrawal in any one year. A transfer charge of $10 or 2.00 percent of the amount transferred, whichever is less, may be imposed on transfers that exceed the number of free transfers allowed each year for the Resource Variable Account B. A transfer charge of $25 for the Symetra True Variable Annuity will be assessed for transfers exceeding 25 every contract year. These charges are reflected as contract maintenance charges in the accompanying Statements of Changes in Net Assets. A surrender charge may be applicable in the first eight years on withdrawals that exceed the free withdrawal amount. The surrender charge is reflected as transfers out in the accompanying Statements of Changes in Net Assets. These charges do not apply to all products and may vary by contract year and other factors as described in the product prospectus.

4.	INVESTMENT TRANSACTIONS
The following table summarizes investment purchases and proceeds from sales activity by sub-account for the year ended December 31, 2014. The table also summarizes underlying investment information for each sub-account as of December 31, 2014.

	Year Ended		As of December 31, 2014
	December 31, 2014		Investments
Sub-Account	Purchases	Proceeds From Sales	at Cost	at Fair Value	Shares Owned	Net Asset Value[2]
AllianceBernstein VPS Real Estate	$84,125	$37,244	$182,821	$173,827	17,383	$10.00
AllianceBernstein VPS Small Cap Growth	2,735	185	27,455	30,654	1,462	20.97
AllianceBernstein VPS Small/Mid Cap Value	15,167	2,330	115,144	128,972	5,876	21.95
ALPS/Alerian Energy Infrastructure-Class I	246,536	7,090	255,438	247,666	20,795	11.91
American Century Balanced	66,593	91,658	395,602	511,667	64,199	7.97
American Century International	60,626	69,928	420,353	505,561	50,658	9.98
American Century Mid Cap Value	4,476	255	36,726	46,663	2,352	19.84
American Century Value	10,901	52,436	124,962	197,515	20,990	9.41
American Funds IS Global Growth and Income Fund	17,192	2,432	402,608	417,096	32,636	12.78
American Funds IS Growth Fund	802,689	3,563	924,276	972,465	12,133	80.15
American Funds IS Growth-Income Fund	69,295	694	151,128	161,020	3,052	52.76
American Funds IS International Fund	922,098	3,419	1,041,632	988,087	48,554	20.35
American Funds IS New World Fund	60,997	1,944	146,041	125,048	6,036	20.72
BlackRock Capital Appreciation I	6,252	29	8,408	7,922	881	9.00
BlackRock Global Allocation I	171,883	103,654	204,116	187,279	11,539	16.23
BlackRock High Yield I	197,514	82,546	244,628	234,826	31,562	7.44
Calvert EAFE International Index[1]	2,061,416	3,369,879	—	—	—	78.33
Calvert Russell 2000 Small Cap Index	247	1,398,298	2,214	2,120	28	75.83
Columbia Income Opportunities	—	17,771	64,015	59,302	6,546	9.06
Columbia International Opportunity	3,992	3,636	104,020	106,201	8,131	13.06
Columbia Mid Cap Growth Opportunity	—	410	55,047	71,564	3,687	19.41
Columbia Small Cap Value	9,494	29	11,753	12,891	699	18.42
Delaware VIP Emerging Markets	2,000,408	2,085,107	500,916	470,609	24,084	19.54

Symetra Resource Variable Account B
Notes to Financial Statements

4.	INVESTMENT TRANSACTIONS (Continued)

	Year Ended		As of December 31, 2014
	December 31, 2014		Investments
Sub-Account	Purchases	Proceeds From Sales	at Cost	at Fair Value	Shares Owned	Net Asset Value[2]
Delaware VIP Intl Value Equity	$15,726	$302	$52,621	$50,411	4,587	$10.99
Delaware VIP Small Cap Value	78,568	68,735	101,164	103,342	2,569	40.23
Delaware VIP Smid Cap Growth	60,735	45,715	149,540	162,322	5,374	30.20
Deutsche Alternative Asset Allocation VIP A1	27,992	265	65,100	66,356	4,781	13.88
Deutsche Global Income Builder VIP A1	653,322	656,816	3,766,920	4,180,526	169,802	24.62
Deutsche International VIP A1	124,550	492,322	3,464,910	2,811,492	357,697	7.86
DFA VA Global Bond	111,149	7,656	281,727	279,956	26,140	10.71
DFA VA International Small Portfolio	930,998	101,203	1,034,820	901,869	81,544	11.06
DFA VA International Value Portfolio	859,282	110,168	1,179,240	1,033,190	88,080	11.73
DFA VA Short Term Fixed Portfolio	136,952	215,926	654,933	653,697	64,214	10.18
DFA VA U.S. Large Value Portfolio	1,313,545	155,004	2,164,710	2,267,379	98,710	22.97
DFA VA U.S. Targeted Value	1,242,370	46,293	1,538,589	1,516,069	83,072	18.25
Dreyfus Appreciation	12,530	31,526	150,846	230,000	4,646	49.51
Dreyfus Midcap Stock	22,449	78,489	341,890	683,711	29,688	23.03
Dreyfus Quality Bond	13,296	56,397	206,913	213,442	17,553	12.16
Dreyfus Socially Responsible	16,421	55,451	60,418	87,761	1,908	45.97
Dreyfus Stock Index	42,242	147,083	301,580	438,212	9,731	45.03
Dreyfus Technology Growth	4,505	2,843	55,004	88,877	4,766	18.65
Eaton Vance VT Floating-Rate Income Fund Advisor Class[1]	21,576	82	21,493	21,016	2,287	9.19
Federated High Income Bond	21,831	40,979	249,022	281,684	40,764	6.91
Federated Managed Volatility II	13,107	69,803	58,420	70,199	6,667	10.53
Fidelity Contrafund	229,008	356,798	1,268,125	1,995,787	53,420	37.36
Fidelity Energy	33,782	37,187	226,588	214,702	10,499	20.45
Fidelity Equity-Income	19,176	44,433	195,642	265,462	10,938	24.27
Fidelity Financial Services	3,414	63,029	3,399	3,735	365	10.23
Fidelity Growth	7,063	78,271	350,189	656,354	10,340	63.48
Fidelity Growth & Income	9,347	123,623	274,764	448,549	21,586	20.78
Fidelity Growth Opportunities	12,896	41,036	161,328	312,838	9,335	33.51
Fidelity Investment Grade Bond	34,360	243	36,635	36,099	2,822	12.79
Fidelity Mid Cap I	94,169	76,745	121,652	123,628	3,282	37.68
Fidelity Real Estate	35,769	19,537	65,285	74,825	3,792	19.73
Fidelity Strategic Income	69,570	16,461	76,866	74,548	6,704	11.12
Fidelity Technology	53,394	144,763	52,191	52,374	4,427	11.83
Fidelity VIP Money Market Service Class	76,033	237,419	597,619	597,619	597,619	1.00
Franklin Income VIP Fund - Class 1[1]	372,558	196,623	355,205	341,029	20,694	16.48
Franklin Income VIP Fund - Class 2[1]	17,340	23,255	271,743	311,415	19,463	16.00
Franklin Mutual Global Discovery VIP Fund - Class 1[1]	57,743	44,406	163,044	162,365	7,181	22.61
Franklin Mutual Shares VIP Fund - Class 1[1]	2,107	48,166	62,007	70,984	3,099	22.91
Franklin Mutual Shares VIP Fund - Class 2[1]	8,378	27,677	162,545	268,355	11,874	22.60
Franklin Rising Dividends VIP Fund - Class 1[1]	237,854	72,696	276,749	292,174	9,861	29.63
Franklin Small-Mid Cap Growth VIP Fund - Class 2[1]	109,356	66,022	344,516	454,536	19,293	23.56
Franklin Strategic Income VIP Fund - Class 1[1]	645,395	210,202	683,810	656,640	55,179	11.90

Symetra Resource Variable Account B
Notes to Financial Statements

4.	INVESTMENT TRANSACTIONS (Continued)

	Year Ended		As of December 31, 2014
	December 31, 2014		Investments
Sub-Account	Purchases	Proceeds From Sales	at Cost	at Fair Value	Shares Owned	Net Asset Value[2]
Franklin U.S. Government Securities VIP Fund - Class 1[1]	$804	$61	$7,112	$6,893	530	$13.00
Franklin U.S. Government Securities VIP Fund - Class 2[1]	35,235	300,449	398,973	386,792	30,385	12.73
Goldman Sachs VIT Strategic Income Fund[1]	299,205	902	298,300	289,408	29,836	9.70
Invesco American Franchise Fund I	883	11,444	175,025	247,484	4,509	54.88
Invesco Balanced-Risk Allocation I	80,730	79,899	26,518	25,605	2,082	12.30
Invesco Comstock	15,691	1,191	176,370	208,672	10,890	19.16
Invesco Core Equity[1]	—	63,262	—	—	—	41.01
Invesco Global Real Estate	60,537	77,037	407,091	540,172	31,332	17.24
Invesco International Growth I	32,013	8,695	224,091	270,007	7,743	34.87
Invesco International Growth II	27,751	52,562	217,709	287,667	8,357	34.42
Invesco Mid Cap Core Equity Fund	3,642	26,742	24,246	24,745	1,760	14.06
Invesco Mid Cap Growth Fund II	379	12,797	17,835	36,270	6,319	5.74
Invesco Small Cap Equity I	35,065	19,027	59,809	63,803	2,700	23.64
Janus Aspen Enterprise Portfolio	36,719	36,925	57,677	63,282	1,024	61.76
Janus Aspen Flexible Bond[1]	165,242	38,545	346,258	340,871	28,454	11.98
Janus Aspen Overseas Portfolio[1]	62,286	70,568	—	—	—	32.56
Janus Aspen Perkins Mid Cap Value Portfolio	105,636	77,114	153,756	161,352	8,596	18.77
JP Morgan Insurance Trust International Equity I1	18,896	244,196	—	—	—	—
JP Morgan Insurance Trust Mid Cap Value I	131,499	187,715	477,611	644,026	56,445	11.41
JP Morgan Insurance Trust U.S. Equity I	1,267	21,230	72,789	132,831	4,966	26.75
Merger VL	465	15,329	25,546	25,708	2,365	10.87
MFS Growth Series	24,200	78,988	281,588	346,671	8,721	39.75
MFS International Growth Portfolio	7,506	13,448	74,106	70,367	5,295	13.29
MFS International Value Portfolio	380,742	101,099	584,877	602,711	27,737	21.73
MFS New Discovery Portfolio[1]	18,734	54,589	—	—	—	—
MFS New Discovery Series [1]	66,267	42,331	14,783	13,903	852	16.32
MFS Utilities Series	235,881	107,709	769,577	873,465	25,720	33.96
PIMCO All Asset Institutional Class	1,046,521	163,738	1,873,060	1,741,531	166,335	10.47
PIMCO CommodityRealReturn Strat. Institutional Class	21,996	16,263	172,659	130,087	26,878	4.84
PIMCO Emerging Markets Bond Institutional Class	123,190	122,034	362,458	341,241	26,891	12.69
PIMCO Eqs Pathfinder Portfolio Institutional Class	1,223	—	1,222	1,220	98	12.46
PIMCO Foreign Bond (Unhedged) Institutional Class[1]	3,647	3,458	—	—	—	10.53
PIMCO Global Bond (Unhedged) Institutional Class	15,975	3,773	312,878	281,853	23,587	11.95
PIMCO Global Multi-Asset Portfolio - Institutional Class Shares[1]	6	2,765	—	—	—	11.57
PIMCO Low Duration Institutional Class	49,639	116,816	349,079	346,596	32,760	10.58
PIMCO Real Return Institutional Class	89,995	3,034	341,807	325,159	25,383	12.81
PIMCO Total Return Institutional Class	406,467	302,727	1,415,633	1,434,301	128,064	11.20
PIMCO Unconstrained Bond Institutional Class	106,512	617,055	359,933	363,088	34,746	10.45
Pioneer Bond VCT Class I	180,527	499,720	3,232,929	3,156,198	281,050	11.23
Pioneer Emerging Markets VCT Class II	4,704	4,178	44,820	47,039	2,197	21.41

Symetra Resource Variable Account B
Notes to Financial Statements

4.	INVESTMENT TRANSACTIONS (Continued)

	Year Ended		As of December 31, 2014
	December 31, 2014		Investments
Sub-Account	Purchases	Proceeds From Sales	at Cost	at Fair Value	Shares Owned	Net Asset Value[2]
Pioneer Equity Income VCT Class II	$16,890	$33,976	$72,725	$98,510	3,298	$29.87
Pioneer Fund VCT Class I	2,692,623	4,484,561	23,590,212	28,780,872	1,072,313	26.84
Pioneer High Yield VCT Class II	14,784	17,636	169,482	152,002	15,850	9.59
Pioneer Mid Cap Value VCT Class I	541,862	531,577	2,873,282	3,617,719	158,741	22.79
Pioneer Select Mid Cap Growth VCT Class I	4,526,119	2,848,638	17,110,865	20,827,828	724,951	28.73
Pioneer Strategic Income VCT Class I	72,337	49,109	270,205	263,391	25,622	10.28
Pioneer Strategic Income VCT Class II	102,469	247,249	275,417	266,214	25,947	10.26
Royce Capital Micro-Cap	2,412	155	26,789	27,686	2,436	11.37
Royce Capital Small-Cap	79,682	131,456	88,690	82,684	6,537	12.65
Sentinel VP Bond	71,454	87	71,366	68,701	6,989	9.83
Sentinel VP Common Stock	257,093	22,109	255,281	246,252	13,920	17.69
T. Rowe Price Blue Chip Growth	23,342	150,209	568,071	681,836	32,908	20.72
T. Rowe Price Equity Income Portfolio	8,160	95,625	306,530	343,868	11,455	30.02
T. Rowe Price Health Sciences Portfolio	460,437	70,912	1,004,264	1,286,846	34,407	37.40
T. Rowe Price International Stock Portfolio	4,734	1,401	195,046	190,776	12,501	15.26
T. Rowe Price New America Growth Portfolio	107,400	127,446	697,616	649,038	26,066	24.90
Templeton Developing Markets VIP Fund - Class 1[1]	163,516	70,008	289,994	267,686	28,876	9.27
Templeton Developing Markets VIP Fund - Class 2[1]	9,653	14,980	178,142	227,728	24,752	9.20
Templeton Foreign VIP Fund - Class 1[1]	64,702	57,445	77,805	71,004	4,628	15.34
Templeton Global Bond VIP Fund - Class 1[1]	878,145	71,105	1,807,586	1,754,894	94,552	18.56
Templeton Growth VIP Fund - Class 2[1]	115,612	4,318	150,169	162,855	11,147	14.61
Van Eck VIP Global Hard Assets	36,984	16,057	350,496	297,420	11,723	25.37
Van Eck VIP Multi Manager Alternative	23,144	432	83,380	84,765	8,409	10.08
Vanguard Balanced	389,710	9,358	1,468,705	1,589,231	66,245	23.99
Vanguard Capital Growth	295,855	7,110	566,758	657,552	24,220	27.15
Vanguard Equity Income	162,480	609,351	1,024,835	1,083,819	47,041	23.04
Vanguard Equity Index	617,024	2,116,248	552,865	599,244	17,399	34.44
Vanguard High Yield Bond	254,534	57,663	1,294,500	1,301,534	159,893	8.14
Vanguard International	30,834	5,180	165,819	172,939	8,383	20.63
Vanguard Mid-Cap Index	2,470,711	2,159,047	1,891,995	2,000,492	88,950	22.49
Vanguard Money Market	9,923,729	11,286,180	417,436	417,436	417,436	1.00
Vanguard REIT Index	397,270	27,195	883,034	997,566	70,400	14.17
Vanguard Short Term Investment Grade	796,782	122,335	1,312,571	1,315,676	123,770	10.63
Vanguard Small Company Growth	92,023	2,557	129,255	140,847	5,835	24.14
Vanguard Total Bond Market Index	634,517	17,063	969,136	984,842	81,595	12.07
Vanguard Total Stock Market Index	235,111	245,000	465,713	513,187	15,336	33.46
Virtus International Series I1	2,886	5,486	—	—	—	16.65
Virtus Multi-Sector Fixed Income Series I	104,183	2,633	126,668	121,696	13,171	9.24
Virtus Premium AlphaSector Series I	3,908	10,941	16,282	17,180	1,367	12.56
Virtus Real Estate Securities Series I	1,982	87	16,659	16,245	601	27.02
Virtus Small-Cap Growth Series I	144,207	10,431	144,109	141,803	6,811	20.82
Voya Global Resources Portfolio Service[1]	752	19,074	75,102	61,697	3,352	18.41

Symetra Resource Variable Account B
Notes to Financial Statements

4.	INVESTMENT TRANSACTIONS (Continued)

	Year Ended		As of December 31, 2014
	December 31, 2014		Investments
Sub-Account	Purchases	Proceeds From Sales	at Cost	at Fair Value	Shares Owned	Net Asset Value[2]
VY JPMorgan Emerging Markets Equity Portfolio Initial[1]	$9,355	$14,557	$88,347	$80,537	4,636	$17.37

1Reference Note 1 of the financial statements for additional information pertaining to this sub-account.
2Net asset values represent the amounts published by the underlying Mutual Funds and may differ slightly due to rounding to those amounts calculated from the information presented in the financial statements.

5.	CHANGES IN ACCUMULATION UNITS OUTSTANDING
The changes in Units Outstanding for the years ended December 31, 2014 and 2013 were as follows:

	2014			2013
Sub-Account	Units Issued	Units Redeemed	Increase (Decrease) in Units	Units Issued	Units Redeemed	Increase (Decrease) in Units
Resource Variable Account B
American Century Balanced	617	(5,033)	(4,416)	1,416	(9,672)	(8,256)
American Century International	4,004	(4,847)	(843)	418	(4,340)	(3,922)
American Century Ultra II1	—	—	—	—	(1,902)	(1,902)
American Century Value	349	(2,123)	(1,774)	2,013	(1,343)	670
Deutsche Global Income Builder VIP A1	1,929	(19,340)	(17,411)	4,036	(25,685)	(21,649)
Deutsche International VIP A1	3,464	(23,810)	(20,346)	8,075	(22,823)	(14,748)
Dreyfus Appreciation	103	(1,486)	(1,383)	252	(11,130)	(10,878)
Dreyfus Midcap Stock	530	(3,026)	(2,496)	348	(6,003)	(5,655)
Dreyfus Quality Bond	465	(3,014)	(2,549)	914	(835)	79
Dreyfus Socially Responsible	570	(4,765)	(4,195)	29	(583)	(554)
Dreyfus Stock Index	1,406	(6,501)	(5,095)	4,943	(3,940)	1,003
Dreyfus Technology Growth	—	(234)	(234)	—	(2,668)	(2,668)
Federated High Income Bond	117	(1,395)	(1,278)	174	(1,538)	(1,364)
Federated Managed Volatility II	4	(2,723)	(2,719)	47	(525)	(478)
Fidelity Contrafund	1,873	(6,200)	(4,327)	696	(13,384)	(12,688)
Fidelity Equity-Income	371	(1,891)	(1,520)	264	(1,839)	(1,575)
Fidelity Growth	524	(6,084)	(5,560)	384	(9,673)	(9,289)
Fidelity Growth & Income	93	(7,053)	(6,960)	538	(7,021)	(6,483)
Fidelity Growth Opportunities	807	(2,515)	(1,708)	163	(3,197)	(3,034)
Fidelity VIP Money Market Service Class	7,341	(22,106)	(14,765)	19,175	(30,642)	(11,467)
Franklin Income VIP Fund - Class 2[1]	83	(1,149)	(1,066)	176	(3,083)	(2,907)
Franklin Mutual Shares VIP Fund - Class 2[1]	66	(1,274)	(1,208)	77	(1,812)	(1,735)
Franklin Small-Mid Cap Growth VIP Fund - Class 2[1]	1,433	(4,517)	(3,084)	294	(5,470)	(5,176)
Franklin U.S. Government Securities VIP Fund - Class 2[1]	1,502	(18,067)	(16,565)	6,065	(9,051)	(2,986)
Invesco American Franchise Fund I	65	(675)	(610)	81	(1,151)	(1,070)
Invesco Global Real Estate	337	(1,464)	(1,127)	199	(999)	(800)
Invesco International Growth I	—	(161)	(161)	—	(168)	(168)
Invesco International Growth II	1,657	(3,414)	(1,757)	1,279	(3,893)	(2,614)
Invesco Mid Cap Growth Fund I1	—	—	—	—	(1,124)	(1,124)
Invesco Mid Cap Growth Fund II	28	(922)	(894)	14	(3,954)	(3,940)

Symetra Resource Variable Account B
Notes to Financial Statements

5.	CHANGES IN ACCUMULATION UNITS OUTSTANDING (Continued)

	2014			2013
Sub-Account	Units Issued	Units Redeemed	Increase (Decrease) in Units	Units Issued	Units Redeemed	Increase (Decrease) in Units
JP Morgan Insurance Trust International Equity I1	708	(11,582)	(10,874)	431	(1,257)	(826)
JP Morgan Insurance Trust Mid Cap Value I	968	(3,586)	(2,618)	590	(1,359)	(769)
JP Morgan Insurance Trust U.S. Equity I	—	(1,389)	(1,389)	13	(1,298)	(1,285)
Pioneer Bond VCT Class I	1,262	(11,462)	(10,200)	4,965	(14,505)	(9,540)
Pioneer Emerging Markets VCT Class II	269	(201)	68	172	(372)	(200)
Pioneer Equity Income VCT Class II	828	(1,848)	(1,020)	785	(1,959)	(1,174)
Pioneer Fund VCT Class I	3,518	(51,308)	(47,790)	5,777	(62,249)	(56,472)
Pioneer High Yield VCT Class II	56	(955)	(899)	1,479	(3,578)	(2,099)
Pioneer Mid Cap Value VCT Class I	563	(13,249)	(12,686)	2,398	(16,589)	(14,191)
Pioneer Select Mid Cap Growth VCT Class I	2,762	(33,291)	(30,529)	5,584	(35,846)	(30,262)
Pioneer Strategic Income VCT Class II	5,688	(15,694)	(10,006)	6,532	(6,951)	(419)
Templeton Developing Markets VIP Fund - Class 2[1]	261	(533)	(272)	314	(953)	(639)
Templeton Growth VIP Fund - Class 2[1]	6,814	(197)	6,617	685	(637)	48
Voya Global Resources Portfolio Service[1]	—	(449)	(449)	—	(245)	(245)
VY JPMorgan Emerging Markets Equity Portfolio Initial[1]	11	(524)	(513)	26	(655)	(629)
Symetra True Variable Annuity
AllianceBernstein VPS Real Estate	3,426	(2,966)	460	15,596	(4,579)	11,017
AllianceBernstein VPS Small Cap Growth	—	—	—	148	(1,391)	(1,243)
AllianceBernstein VPS Small/Mid Cap Value	5	(99)	(94)	7,836	(143)	7,693
ALPS/Alerian Energy Infrastructure-Class I	19,533	(708)	18,825	1,542	—	1,542
American Century Mid Cap Value	84	—	84	1,640	—	1,640
American Century Value	10	(240)	(230)	457	(51)	406
American Funds IS Global Growth and Income Fund	140	—	140	33,561	—	33,561
American Funds IS Growth Fund	62,518	(1,436)	61,082	11,803	(521)	11,282
American Funds IS Growth-Income Fund	4,718	—	4,718	7,874	(1,138)	6,736
American Funds IS International Fund	76,195	(32)	76,163	11,128	—	11,128
American Funds IS New World Fund	5,018	(539)	4,479	135,860	(127,903)	7,957
BlackRock Capital Appreciation I	351	—	351	167	(1,009)	(842)
BlackRock Global Allocation I	13,064	(8,855)	4,209	9,167	(2,292)	6,875
BlackRock High Yield I	19,010	(10,670)	8,340	9,830	(454)	9,376
Calvert EAFE International Index[1]	635,325	(734,608)	(99,283)	99,283	—	99,283
Calvert Russell 2000 Small Cap Index	—	(95,537)	(95,537)	95,680	(8)	95,672
Columbia Income Opportunities	8	(1,458)	(1,450)	285	(440)	(155)
Columbia International Opportunity	366	(465)	(99)	8,916	(577)	8,339
Columbia Mid Cap Growth Opportunity	—	—	—	4,938	—	4,938
Columbia Small Cap Value	649	—	649	435	(2,070)	(1,635)
Delaware VIP Emerging Markets	163,140	(157,112)	6,028	34,453	(584)	33,869
Delaware VIP Intl Value Equity	1,088	—	1,088	2,832	(245)	2,587
Delaware VIP Small Cap Value	4,786	(4,761)	25	3,978	(1,116)	2,862
Delaware VIP Smid Cap Growth	3,533	(3,550)	(17)	4,935	(601)	4,334

Symetra Resource Variable Account B
Notes to Financial Statements

5.	CHANGES IN ACCUMULATION UNITS OUTSTANDING (Continued)

	2014			2013
Sub-Account	Units Issued	Units Redeemed	Increase (Decrease) in Units	Units Issued	Units Redeemed	Increase (Decrease) in Units
Deutsche Alternative Asset Allocation VIP A1	2,718	—	2,718	3,876	—	3,876
DFA VA Global Bond	10,308	(627)	9,681	17,511	(59)	17,452
DFA VA International Small Portfolio	57,794	(7,120)	50,674	12,439	(466)	11,973
DFA VA International Value Portfolio	54,616	(7,668)	46,948	31,301	(471)	30,830
DFA VA Short Term Fixed Portfolio	13,814	(21,449)	(7,635)	73,785	(6,990)	66,795
DFA VA U.S. Large Value Portfolio	74,470	(10,512)	63,958	64,239	(1,463)	62,776
DFA VA U.S. Targeted Value	66,832	(2,423)	64,409	20,765	(1,550)	19,215
Dreyfus Appreciation	8	(439)	(431)	3,154	(266)	2,888
Eaton Vance VT Floating-Rate Income Fund Advisor Class[1]	2,109	—	2,109	—	—	—
Fidelity Contrafund	8,983	(11,698)	(2,715)	21,582	(669)	20,913
Fidelity Energy	2,401	(2,608)	(207)	12,350	(10,995)	1,355
Fidelity Financial Services	225	(3,953)	(3,728)	3,953	—	3,953
Fidelity Investment Grade Bond	3,461	(265)	3,196	243	—	243
Fidelity Mid Cap I	6,360	(5,249)	1,111	8,878	(1,994)	6,884
Fidelity Real Estate	3,058	(1,900)	1,158	4,399	(153)	4,246
Fidelity Strategic Income	6,153	(1,487)	4,666	2,178	—	2,178
Fidelity Technology	2,343	(9,986)	(7,643)	9,949	—	9,949
Franklin Income VIP Fund - Class 1[1]	36,632	(23,618)	13,014	17,093	(363)	16,730
Franklin Mutual Global Discovery VIP Fund - Class 1[1]	3,127	(3,215)	(88)	7,221	(1,976)	5,245
Franklin Mutual Shares VIP Fund - Class 1[1]	14	(3,350)	(3,336)	8,043	(1)	8,042
Franklin Rising Dividends VIP Fund - Class 1[1]	21,341	(9,728)	11,613	7,689	(70)	7,619
Franklin Strategic Income VIP Fund - Class 1[1]	59,627	(23,426)	36,201	22,551	(9,344)	13,207
Franklin U.S. Government Securities VIP Fund - Class 1[1]	62	(2)	60	3,108	(3,417)	(309)
Goldman Sachs VIT Strategic Income Fund[1]	29,235	—	29,235	—	—	—
Invesco Balanced-Risk Allocation I	7,259	(7,640)	(381)	2,837	—	2,837
Invesco Comstock	862	—	862	11,866	—	11,866
Invesco Core Equity[1]	—	(4,414)	(4,414)	4,414	—	4,414
Invesco Global Real Estate	3,685	(2,287)	1,398	13,374	(1,006)	12,368
Invesco International Growth I	2,049	(153)	1,896	1,443	(1,456)	(13)
Invesco Mid Cap Core Equity Fund	228	(2,103)	(1,875)	3,615	—	3,615
Invesco Small Cap Equity I	2,176	(1,441)	735	2,659	—	2,659
Janus Aspen Enterprise Portfolio	2,193	(2,496)	(303)	5,672	(2,916)	2,756
Janus Aspen Flexible Bond	22,837	(11,813)	11,024	14,610	(2,568)	12,042
Janus Aspen Overseas Portfolio[1]	4,521	(5,919)	(1,398)	1,398	—	1,398
Janus Aspen Perkins Mid Cap Value Portfolio	6,227	(5,192)	1,035	6,025	(11)	6,014
JP Morgan Insurance Trust Mid Cap Value I	4,392	(4,904)	(512)	14,665	(4,817)	9,848
Merger VL	—	(1,495)	(1,495)	3,970	—	3,970
MFS Government Securities Portfolio[1]	—	—	—	—	(1,564)	(1,564)
MFS Growth Series	85	(5,136)	(5,051)	26,050	(345)	25,705

Symetra Resource Variable Account B
Notes to Financial Statements

5.	CHANGES IN ACCUMULATION UNITS OUTSTANDING (Continued)

	2014			2013
Sub-Account	Units Issued	Units Redeemed	Increase (Decrease) in Units	Units Issued	Units Redeemed	Increase (Decrease) in Units
MFS International Growth Portfolio	518	(1,346)	(828)	5,343	—	5,343
MFS International Value Portfolio	26,096	(7,309)	18,787	21,079	(4,774)	16,305
MFS New Discovery Portfolio[1]	166	(3,834)	(3,668)	3,668	—	3,668
MFS New Discovery Series[1]	3,859	(2,891)	968	—	—	—
MFS Utilities Series	13,193	(7,014)	6,179	16,985	(264)	16,721
PIMCO All Asset Institutional Class	87,595	(17,427)	70,168	97,770	(9,800)	87,970
PIMCO CommodityRealReturn Strat. Institutional Class	2,403	(1,979)	424	12,445	(9,845)	2,600
PIMCO Emerging Markets Bond Institutional Class	10,811	(12,606)	(1,795)	37,975	(40,999)	(3,024)
PIMCO EqS Pathfinder Portfolio Institutional Class	95	—	95	—	—	—
PIMCO Foreign Bond (Unhedged) Institutional Class[1]	354	(354)	—	1,592	(1,592)	—
PIMCO Global Bond (Unhedged) Institutional Class	40	(240)	(200)	30,428	(548)	29,880
PIMCO Global Multi-Asset Portfolio - Institutional Class Shares[1]	—	(279)	(279)	—	—	—
PIMCO Low Duration Institutional Class	4,436	(11,196)	(6,760)	32,553	(7,361)	25,192
PIMCO Real Return Institutional Class	8,979	(198)	8,781	22,253	(10,733)	11,520
PIMCO Total Return Institutional Class	44,886	(37,115)	7,771	142,641	(30,521)	112,120
PIMCO Unconstrained Bond Institutional Class	9,586	(58,634)	(49,048)	88,835	(6,788)	82,047
Pioneer Strategic Income VCT Class I	6,184	(5,003)	1,181	15,493	(362)	15,131
Royce Capital Micro-Cap	19	—	19	767	(2)	765
Royce Capital Small-Cap	4,796	(8,887)	(4,091)	11,212	(2,939)	8,273
Sentinel VP Bond	6,523	—	6,523	—	—	—
Sentinel VP Common Stock	15,834	(1,453)	14,381	1,405	—	1,405
T. Rowe Price Blue Chip Growth	2,526	(10,535)	(8,009)	42,899	(5,239)	37,660
T. Rowe Price Equity Income Portfolio	96	(6,488)	(6,392)	24,877	(370)	24,507
T. Rowe Price Health Sciences Portfolio	20,921	(3,279)	17,642	34,724	(11,377)	23,347
T. Rowe Price International Stock Portfolio	122	(17)	105	14,797	(20)	14,777
T. Rowe Price New America Growth Portfolio	1,147	(8,337)	(7,190)	47,904	(5,473)	42,431
Templeton Developing Markets VIP Fund - Class 1[1]	15,151	(7,094)	8,057	19,130	(6,974)	12,156
Templeton Foreign VIP Fund - Class 1[1]	4,307	(4,233)	74	5,539	(1,973)	3,566
Templeton Global Bond VIP Fund - Class 1[1]	78,229	(12,430)	65,799	82,682	(5,354)	77,328
Van Eck VIP Global Hard Assets	3,120	(1,237)	1,883	26,252	(401)	25,851
Van Eck VIP Multi Manager Alternative	2,158	—	2,158	3,389	(556)	2,833
Vanguard Balanced	26,578	(4,616)	21,962	128,611	(35,969)	92,642
Vanguard Capital Growth	16,247	(329)	15,918	19,362	(3,427)	15,935
Vanguard Equity Income	14,788	(52,912)	(38,124)	110,592	(18,845)	91,747
Vanguard Equity Index	37,346	(143,396)	(106,050)	162,524	(20,807)	141,717
Vanguard High Yield Bond	16,603	(4,401)	12,202	74,852	(103,259)	(28,407)
Vanguard International	2,223	(514)	1,709	13,472	(3,462)	10,010
Vanguard Mid-Cap Index	157,963	(149,633)	8,330	114,770	(3,821)	110,949
Vanguard Money Market	1,001,949	(1,138,991)	(137,042)	1,207,234	(1,064,075)	143,159

Symetra Resource Variable Account B
Notes to Financial Statements

5.	CHANGES IN ACCUMULATION UNITS OUTSTANDING (Continued)

	2014			2013
Sub-Account	Units Issued	Units Redeemed	Increase (Decrease) in Units	Units Issued	Units Redeemed	Increase (Decrease) in Units
Vanguard REIT Index	31,934	(5,296)	26,638	46,892	(8,349)	38,543
Vanguard Short Term Investment Grade	80,912	(16,823)	64,089	157,207	(97,612)	59,595
Vanguard Small Company Growth	5,807	(313)	5,494	4,604	(1,500)	3,104
Vanguard Total Bond Market Index	61,619	(1,734)	59,885	33,737	(33,615)	122
Vanguard Total Stock Market Index	13,619	(17,115)	(3,496)	50,634	(21,549)	29,085
Virtus International Series I1	268	(548)	(280)	280	—	280
Virtus Multi-Sector Fixed Income Series I	9,854	(239)	9,615	2,877	(341)	2,536
Virtus Premium AlphaSector Series I	230	(950)	(720)	2,450	(267)	2,183
Virtus Real Estate Securities Series I	—	—	—	1,379	—	1,379
Virtus Small-Cap Growth Series I	10,494	(815)	9,679	863	(10)	853

[1]	Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

Symetra Resource Variable Account B
Notes to Financial Statements

6.	ACCUMULATION UNIT VALUES

The following table summarizes the Unit values and Units outstanding for sub-accounts by variable annuity product, net investment income ratios, and the expense ratios, excluding expenses of the underlying Mutual Funds, and total returns for each of the five years in the period ended December 31, 2014.

	As of December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio[3]	Total Return[4]
AllianceBernstein VPS Real Estate
Symetra True Variable Annuity
2014	$13.907	12,499	$173,827	2.87%	0.60%	24.59%
2013	11.162	12,039	134,380	1.80%	0.60%	3.57%
2012	10.777	1,022	11,013	0.00%	0.60%	7.77%
AllianceBernstein VPS Small Cap Growth
Symetra True Variable Annuity
2014	14.935	2,053	30,654	0.00%	0.60%	(2.40)%
2013	15.303	2,053	31,409	0.00%	0.60%	44.79%
2012	10.569	3,296	34,839	0.00%	0.60%	5.69%
AllianceBernstein VPS Small/Mid Cap Value
Symetra True Variable Annuity
2014	16.973	7,599	128,972	0.70%	0.60%	8.54%
2013	15.637	7,693	120,292	0.64%	0.60%	37.24%
2012	11.394	—	—	—	0.006	13.94%
ALPS/Alerian Energy Infrastructure-Class I
Symetra True Variable Annuity
2014	12.160	20,367	247,666	3.65%	0.60%	11.76%
2013	10.880	1,542	16,777	0.00%	0.60%	8.80%
American Century Balanced
Resource Variable Account B
2014	17.691	28,922	511,667	1.53%	1.25%	8.49%
2013	16.307	33,338	543,633	1.59%	1.25%	15.97%
2012	14.062	41,594	584,871	2.07%	1.25%	10.41%
2011	12.736	45,292	576,854	1.86%	1.25%	4.03%
2010	12.243	57,255	700,992	1.87%	1.25%	10.25%
American Century International
Resource Variable Account B
2014	12.379	40,842	505,561	1.72%	1.25%	(6.68)%
2013	13.265	41,685	552,939	1.70%	1.25%	20.89%
2012	10.973	45,607	500,420	0.90%	1.25%	19.66%
2011	9.170	54,781	502,382	1.55%	1.25%	(13.14)%
2010	10.557	70,645	745,808	2.36%	1.25%	11.89%
American Century Mid Cap Value
Symetra True Variable Annuity
2014	16.471	2,833	46,663	1.20%	0.60%	15.72%
2013	14.233	2,749	39,124	1.25%	0.60%	29.34%
2012	11.004	1,109	12,205	0.84%	0.60%	10.04%
American Century Ultra I1
Resource Variable Account B
2014	20.271	—	—	0.00%	1.25%	1.69%
2013	19.935	—	—	0.00%	1.25%	35.37%
2012	14.726	—	—	0.00%	1.25%	12.51%

Symetra Resource Variable Account B
Notes to Financial Statements

6.	ACCUMULATION UNIT VALUES (Continued)

	As of December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio[3]	Total Return[4]
American Century Ultra I1 (continued)
2011	$13.089	2,649	$34,667	0.00%	1.25%	(0.19)%
2010	13.114	2,838	37,222	0.51%	1.25%	14.64%
American Century Ultra II1
Resource Variable Account B
2014	17.444	—	—	0.00%	1.25%	8.46%
2013	16.083	—	—	1.44%	1.25%	35.22%
2012	11.894	1,902	22,618	0.00%	1.25%	12.37%
2011	10.585	—	—	0.00%	1.25%	(0.39)%
2010	10.626	—	—	0.00%	1.25%	14.38%
American Century Value
Resource Variable Account B
2014	22.419	8,684	194,687	1.53%	1.25%	11.68%
2013	20.075	10,458	209,946	1.67%	1.25%	30.09%
2012	15.432	9,788	151,038	1.90%	1.25%	13.15%
2011	13.638	11,636	158,707	2.03%	1.25%	(0.24)%
2010	13.671	11,963	163,554	2.12%	1.25%	12.02%
Symetra True Variable Annuity
2014	16.029	176	2,828	1.54%	0.60%	12.41%
2013	14.260	406	5,783	1.58%	0.60%	30.93%
2012	10.891	—	—	0.00%	0.60%	8.91%
American Funds IS Global Growth and Income Fund
Symetra True Variable Annuity
2014	12.376	33,701	417,096	3.81%	0.60%	5.36%
2013	11.746	33,561	394,213	18.48%	0.60%	17.46%
American Funds IS Growth Fund
Symetra True Variable Annuity
2014	13.438	72,364	972,465	1.73%	0.60%	8.14%
2013	12.427	11,282	14,206	1.05%	0.60%	24.27%
American Funds IS Growth-Income Fund
Symetra True Variable Annuity
2014	14.057	11,454	161,020	1.91%	0.60%	10.23%
2013	12.752	6,736	85,899	3.29%	0.60%	27.52%
American Funds IS International Fund
Symetra True Variable Annuity
2014	11.319	87,291	988,087	2.62%	0.60%	(3.00)%
2013	11.669	11,128	129,848	1.59%	0.60%	16.69%
American Funds IS New World Fund
Symetra True Variable Annuity
2014	10.055	12,436	125,048	1.57%	0.60%	(8.19)%
2013	10.952	7,957	87,150	0.92%	0.60%	9.52%
BlackRock Capital Appreciation I
Symetra True Variable Annuity
2014	15.298	518	7,922	0.00%	0.60%	8.13%
2013	14.148	167	2,358	0.00%	0.60%	33.02%
2012	10.636	1,009	10,729	0.76%	0.60%	6.36%

Symetra Resource Variable Account B
Notes to Financial Statements

6.	ACCUMULATION UNIT VALUES (Continued)

	As of December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio[3]	Total Return[4]
BlackRock Global Allocation I
Symetra True Variable Annuity
2014	$12.418	15,081	$187,279	1.90%	0.60%	1.50%
2013	12.235	10,872	133,016	1.42%	0.60%	14.07%
2012	10.726	3,997	42,874	2.21%	0.60%	7.26%
BlackRock High Yield I
Symetra True Variable Annuity
2014	12.111	19,490	236,042	5.33%	0.60%	2.27%
2013	11.842	11,150	132,037	5.75%	0.60%	8.67%
2012	10.897	1,774	19,327	1.61%	0.60%	8.97%
Calvert EAFE International Index[1]
Symetra True Variable Annuity
2014	13.107	—	—	0.00%	0.60%	(7.00)%
2013	14.093	99,283	1,399,183	2.26%	0.60%	20.02%
2012	11.742	—	—	0.00%	0.60%	17.42%
Calvert Russell 2000 Small Cap Index
Symetra True Variable Annuity
2014	15.619	135	2,120	0.01%	0.60%	3.53%
2013	15.087	95,672	1,443,385	2.40%	0.60%	37.07%
2012	11.007	—	—	0.00%	0.60%	10.07%
Columbia Income Opportunities
Symetra True Variable Annuity
2014	11.801	5,025	59,302	0.00%	0.60%	3.39%
2013	11.414	6,475	73,909	12.78%	0.60%	4.47%
2012	10.926	6,630	72,438	0.00%	0.60%	9.26%
Columbia International Opportunity
Symetra True Variable Annuity
2014	12.888	8,240	106,201	1.85%	0.60%	(9.01)%
2013	14.164	8,339	118,111	1.57%	0.60%	22.12%
2012	11.598	—	—	0.00%	0.60%	15.98%
Columbia Mid Cap Growth Opportunity
Symetra True Variable Annuity
2014	14.491	4,938	71,564	0.00%	0.60%	6.77%
2013	13.572	4,938	67,024	0.00%	0.60%	20.53%
Columbia Small Cap Value
Symetra True Variable Annuity
2014	15.284	843	12,891	0.35%	0.60%	2.67%
2013	14.887	194	2,887	1.30%	0.60%	33.42%
2012	11.158	1,829	20,410	0.00%	0.60%	11.58%
Delaware VIP Emerging Markets
Symetra True Variable Annuity
2014	11.598	40,577	470,609	1.46%	0.60%	(8.61)%
2013	12.691	34,549	438,456	1.76%	0.60%	9.48%
2012	11.592	680	7,883	0.00%	0.60%	15.92%
Delaware VIP Intl Value Equity
Symetra True Variable Annuity
2014	12.750	3,954	50,411	1.41%	0.60%	(9.22)%
2013	14.045	2,866	40,251	1.72%	0.60%	22.05%
2012	11.508	279	3,208	0.00%	0.60%	15.08%

Symetra Resource Variable Account B
Notes to Financial Statements

6.	ACCUMULATION UNIT VALUES (Continued)

	As of December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio[3]	Total Return[4]
Delaware VIP Small Cap Value
Symetra True Variable Annuity
2014	$15.285	6,761	$103,342	0.58%	0.60%	5.23%
2013	14.526	6,736	97,838	0.76%	0.60%	32.72%
2012	10.945	3,874	42,401	0.00%	0.60%	9.45%
Delaware VIP Smid Cap Growth
Symetra True Variable Annuity
2014	14.782	10,981	162,322	0.07%	0.60%	2.53%
2013	14.417	10,998	158,557	0.02%	0.60%	40.48%
2012	10.263	6,664	68,395	0.00%	0.60%	2.63%
Deutsche Alternative Asset Allocation VIP A1
Symetra True Variable Annuity
2014	10.064	6,594	66,356	1.63%	0.60%	2.88%
2013	9.782	3,876	37,916	0.00%	0.60%	(2.18)%
Deutsche Global Income Builder VIP A1
Resource Variable Account B
2014	31.188	134,044	4,180,526	3.10%	1.25%	2.54%
2013	30.415	151,455	4,606,492	2.09%	1.25%	15.18%
2012	26.407	173,104	4,571,130	1.57%	1.25%	11.57%
2011	23.668	200,369	4,742,464	1.60%	1.25%	(2.64)%
2010	24.311	226,309	5,501,994	3.27%	1.25%	9.85%
Deutsche International VIP A1
Resource Variable Account B
2014	17.240	163,078	2,811,492	1.76%	1.25%	(12.86)%
2013	19.785	183,424	3,628,978	5.33%	1.25%	18.74%
2012	16.663	198,172	3,302,116	2.21%	1.25%	19.14%
2011	13.986	241,284	3,374,551	1.82%	1.25%	(17.71)%
2010	16.995	256,725	4,363,030	2.17%	1.25%	0.37%
DFA VA Global Bond
Symetra True Variable Annuity
2014	10.318	27,133	279,956	2.32%	0.60%	2.27%
2013	10.089	17,452	176,074	0.66%	0.60%	(0.94)%
2012	10.185	—	—	0.00%	0.60%	1.85%
DFA VA International Small Portfolio
Symetra True Variable Annuity
2014	13.802	65,342	901,869	3.04%	0.60%	(6.34)%
2013	14.737	14,668	216,158	4.39%	0.60%	26.31%
2012	11.667	2,695	31,444	4.90%	0.60%	16.67%
DFA VA International Value Portfolio
Symetra True Variable Annuity
2014	13.284	77,778	1,033,190	5.22%	0.60%	(7.71)%
2013	14.394	30,830	443,779	5.35%	0.60%	20.92%
2012	11.904	—	—	0.00%	0.60%	19.04%
DFA VA Short Term Fixed Portfolio
Symetra True Variable Annuity
2014	9.923	65,876	653,697	0.15%	0.60%	(0.45)%
2013	9.968	73,511	732,783	0.35%	0.60%	(0.35)%
2012	10.003	6,716	67,179	0.86%	0.60%	0.03%

Symetra Resource Variable Account B
Notes to Financial Statements

6.	ACCUMULATION UNIT VALUES (Continued)

	As of December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio[3]	Total Return[4]
DFA VA U.S. Large Value Portfolio
Symetra True Variable Annuity
2014	$17.427	130,109	$2,267,379	2.40%	0.60%	8.43%
2013	16.072	66,151	1,063,151	2.48%	0.60%	39.98%
2012	11.482	3,375	38,746	2.61%	0.60%	14.82%
DFA VA U.S. Targeted Value
Symetra True Variable Annuity
2014	17.198	88,153	1,516,069	1.41%	0.60%	3.09%
2013	16.683	23,744	396,137	1.44%	0.60%	43.76%
2012	11.605	4,529	52,563	3.59%	0.60%	16.05%
Dreyfus Appreciation
Resource Variable Account B
2014	15.815	12,082	191,075	1.82%	1.25%	6.75%
2013	14.815	13,465	199,476	1.82%	1.25%	19.60%
2012	12.387	24,343	301,537	3.66%	1.25%	9.05%
2011	11.359	29,821	338,731	1.66%	1.25%	7.67%
2010	10.550	31,126	328,399	2.23%	1.25%	13.88%
Symetra True Variable Annuity
2014	13.437	2,897	38,925	1.86%	0.60%	7.44%
2013	12.506	3,328	41,619	2.35%	0.60%	20.38%
2012	10.389	440	4,572	0.58%	0.60%	3.89%
Dreyfus Midcap Stock
Resource Variable Account B
2014	24.200	28,252	683,711	1.00%	1.25%	10.70%
2013	21.861	30,748	672,200	1.38%	1.25%	33.32%
2012	16.398	36,403	596,935	0.47%	1.25%	18.18%
2011	13.875	40,815	566,330	0.52%	1.25%	(0.85)%
2010	13.994	44,537	623,268	0.99%	1.25%	25.52%
Dreyfus Quality Bond
Resource Variable Account B
2014	17.836	11,967	213,442	2.12%	1.25%	3.49%
2013	17.234	14,516	250,163	2.81%	1.25%	(2.76)%
2012	17.724	14,437	255,893	2.98%	1.25%	5.66%
2011	16.774	18,932	317,557	3.68%	1.25%	5.70%
2010	15.869	24,503	388,842	3.91%	1.25%	7.03%
Dreyfus Socially Responsible
Resource Variable Account B
2014	11.533	7,609	87,761	1.19%	1.25%	12.04%
2013	10.294	11,804	121,504	1.23%	1.25%	32.69%
2012	7.758	12,358	95,878	0.81%	1.25%	10.58%
2011	7.016	14,623	102,607	0.89%	1.25%	(0.36)%
2010	7.041	15,428	108,630	0.90%	1.25%	13.40%
Dreyfus Stock Index
Resource Variable Account B
2014	23.311	18,799	438,212	1.47%	1.25%	11.70%
2013	20.869	23,894	498,653	1.58%	1.25%	30.07%
2012	16.045	22,891	367,274	1.69%	1.25%	14.04%

Symetra Resource Variable Account B
Notes to Financial Statements

6.	ACCUMULATION UNIT VALUES (Continued)

	As of December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio[3]	Total Return[4]
Dreyfus Stock Index (continued)
2011	$14.070	31,333	$440,866	1.57%	1.25%	0.36%
2010	14.019	34,875	488,940	1.57%	1.25%	13.11%
Dreyfus Technology Growth
Resource Variable Account B
2014	7.614	11,674	88,877	0.00%	1.25%	5.50%
2013	7.217	11,908	85,939	0.00%	1.25%	31.15%
2012	5.503	14,576	80,204	0.00%	1.25%	14.19%
2011	4.819	19,525	94,106	0.00%	1.25%	(8.92)%
2010	5.291	21,273	112,576	0.00%	1.25%	28.30%
Eaton Vance VT Floating-Rate Income Fund Advisor Class[1]
Symetra True Variable Annuity
2014	9.964	2,109	21,016	2.24%	1.25%	(0.36)%
Federated High Income Bond
Resource Variable Account B
2014	26.670	10,562	281,684	5.95%	1.25%	1.42%
2013	26.297	11,840	311,346	6.91%	1.25%	5.66%
2012	24.889	13,204	328,631	7.65%	1.25%	13.27%
2011	21.973	14,926	327,976	8.63%	1.25%	3.86%
2010	21.156	19,016	402,309	8.12%	1.25%	13.30%
Federated Managed Volatility II
Resource Variable Account B
2014	24.779	2,833	70,199	3.87%	1.25%	2.62%
2013	24.146	5,552	134,070	2.87%	1.25%	20.23%
2012	20.083	6,030	121,112	2.93%	1.25%	12.13%
2011	17.910	6,147	110,091	3.86%	1.25%	3.48%
2010	17.308	6,306	109,145	5.99%	1.25%	10.69%
Fidelity Contrafund
Resource Variable Account B
2014	29.792	48,589	1,447,583	0.95%	1.25%	10.55%
2013	26.948	52,916	1,425,984	0.99%	1.25%	29.66%
2012	20.784	65,604	1,363,546	1.19%	1.25%	14.96%
2011	18.079	82,739	1,495,865	0.98%	1.25%	(3.73)%
2010	18.780	91,702	1,722,208	1.21%	1.25%	15.76%
Symetra True Variable Annuity
2014	15.610	35,119	548,204	0.99%	0.60%	11.28%
2013	14.028	37,834	530,752	1.45%	0.60%	30.49%
2012	10.750	16,921	181,895	1.62%	0.60%	7.50%
Fidelity Energy
Symetra True Variable Annuity
2014	12.121	17,714	214,702	0.80%	0.60%	(13.12)%
2013	13.951	17,921	250,019	1.15%	0.60%	23.73%
2012	11.275	16,566	186,780	3.90%	0.60%	12.75%
Fidelity Equity-Income
Resource Variable Account B
2014	22.453	11,823	265,462	2.78%	1.25%	7.36%
2013	20.913	13,343	279,043	2.47%	1.25%	26.56%
2012	16.524	14,918	246,509	2.49%	1.25%	15.84%

Symetra Resource Variable Account B
Notes to Financial Statements

6.	ACCUMULATION UNIT VALUES (Continued)

	As of December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio[3]	Total Return[4]
Fidelity Equity-Income (continued)
2011	$14.264	23,300	$332,359	2.47%	1.25%	(0.28)%
2010	14.304	25,708	367,742	1.85%	1.25%	13.72%
Fidelity Financial Services
Symetra True Variable Annuity
2014	16.580	225	3,735	0.08%	0.60%	10.22%
2013	15.043	3,953	59,458	0.95%	0.60%	33.05%
2012	11.306	—	—	0.00%	0.60%	13.06%
Fidelity Growth
Resource Variable Account B
2014	11.941	54,965	656,354	0.18%	1.25%	9.91%
2013	10.864	60,525	657,542	0.28%	1.25%	34.64%
2012	8.069	69,814	563,311	0.58%	1.25%	13.27%
2011	7.124	80,750	575,291	0.36%	1.25%	(1.04)%
2010	7.199	91,669	659,941	0.27%	1.25%	22.64%
Fidelity Growth & Income
Resource Variable Account B
2014	17.329	25,884	448,549	1.62%	1.25%	9.10%
2013	15.884	32,844	521,683	1.82%	1.25%	31.90%
2012	12.042	39,327	473,563	2.12%	1.25%	17.09%
2011	10.284	47,681	490,381	1.76%	1.25%	0.34%
2010	10.249	50,947	522,150	0.70%	1.25%	13.45%
Fidelity Growth Opportunities
Resource Variable Account B
2014	16.090	19,443	312,838	0.22%	1.25%	10.81%
2013	14.520	21,151	307,122	0.30%	1.25%	36.18%
2012	10.662	24,185	257,869	0.35%	1.25%	18.13%
2011	9.026	35,759	322,788	0.15%	1.25%	1.03%
2010	8.934	40,858	365,060	0.21%	1.25%	22.20%
Fidelity Investment Grade Bond
Symetra True Variable Annuity
2014	10.498	3,439	36,099	8.58%	0.60%	5.19%
2013	9.980	243	2,423	2.41%	0.60%	(2.37)%
2012	10.222	—	—	0.00%	0.60%	2.22%
Fidelity Mid Cap I
Symetra True Variable Annuity
2014	15.463	7,995	123,628	0.24%	0.60%	5.65%
2013	14.636	6,884	100,759	0.61%	0.60%	35.42%
2012	10.808	—	—	0.00%	0.60%	8.08%
Fidelity Real Estate
Symetra True Variable Annuity
2014	13.847	5,404	74,825	1.81%	0.60%	29.40%
2013	10.701	4,246	45,439	2.69%	0.60%	1.21%
2012	10.573	—	—	0.00%	0.60%	5.73%
Fidelity Strategic Income
Symetra True Variable Annuity
2014	10.892	6,844	74,548	2.96%	0.60%	2.98%
2013	10.577	2,178	23,033	6.67%	0.60%	(0.31)%
2012	10.610	—	—	0.00%	0.60%	6.10%

Symetra Resource Variable Account B
Notes to Financial Statements

6.	ACCUMULATION UNIT VALUES (Continued)

	As of December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio[3]	Total Return[4]
Fidelity Technology
Symetra True Variable Annuity
2014	$14.864	3,524	$52,374	0.06%	0.60%	11.24%
2013	13.362	11,167	149,217	0.41%	0.60%	27.04%
2012	10.518	1,218	12,807	0.00%	0.60%	5.18%
Fidelity VIP Money Market Service Class
Resource Variable Account B
2014	10.297	58,036	597,619	0.01%	1.25%	(1.24)%
2013	10.426	72,801	759,006	0.01%	1.25%	(1.23)%
2012	10.556	84,268	889,520	0.01%	1.25%	(1.24)%
2011	10.688	106,272	1,135,806	0.01%	1.25%	(1.23)%
2010	10.821	46,782	506,211	0.01%	1.25%	(1.17)%
Franklin Income VIP Fund - Class 1[1]
Symetra True Variable Annuity
2014	11.465	29,744	341,029	6.29%	0.60%	4.29%
2013	10.993	16,730	183,917	0.43%	0.60%	9.93%
Franklin Income VIP Fund - Class 2[1]
Resource Variable Account B
2014	16.674	18,677	311,415	4.94%	1.25%	3.31%
2013	16.139	19,743	318,618	6.43%	1.25%	12.53%
2012	14.342	22,650	324,853	6.04%	1.25%	11.25%
2011	12.892	38,289	493,608	5.34%	1.25%	1.11%
2010	12.750	49,481	630,858	6.58%	1.25%	11.28%
Franklin Mutual Global Discovery VIP Fund - Class 1[1]
Symetra True Variable Annuity
2014	14.806	10,966	162,365	2.34%	0.60%	5.34%
2013	14.055	11,054	155,369	2.76%	0.60%	27.18%
2012	11.051	5,809	64,195	0.57%	0.60%	10.51%
Franklin Mutual Shares VIP Fund - Class 1[1]
Symetra True Variable Annuity
2014	15.084	4,706	70,984	2.04%	1.25%	6.74%
2013	14.132	8,042	113,647	3.22%	1.25%	27.76%
2012	11.061	—	—	0.00%	1.25%	10.61%
Franklin Mutual Shares VIP Fund - Class 2[1]
Resource Variable Account B
2014	19.088	14,059	268,355	2.02%	1.25%	5.79%
2013	18.043	15,267	275,463	2.11%	1.25%	26.66%
2012	14.245	17,002	242,190	1.76%	1.25%	12.82%
2011	12.626	28,634	361,539	2.03%	1.25%	(2.27)%
2010	12.919	39,303	507,763	1.57%	1.25%	9.82%
Franklin Rising Dividends VIP Fund - Class 1[1]
Symetra True Variable Annuity
2014	14.975	19,511	292,174	1.51%	0.60%	8.35%
2013	13.821	7,898	109,154	0.59%	0.60%	29.28%
2012	10.691	279	2,978	0.00%	0.60%	6.91%

Symetra Resource Variable Account B
Notes to Financial Statements

6.	ACCUMULATION UNIT VALUES (Continued)

	As of December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio[3]	Total Return[4]
Franklin Small-Mid Cap Growth VIP Fund - Class 2[1]
Resource Variable Account B
2014	$13.731	33,103	$454,536	0.00%	1.25%	6.14%
2013	12.937	36,187	468,151	0.00%	1.25%	36.44%
2012	9.482	41,363	392,193	0.00%	1.25%	9.48%
2011	8.661	46,965	406,802	0.00%	1.25%	(6.01)%
2010	9.215	52,252	481,540	0.00%	1.25%	26.04%
Franklin Strategic Income VIP Fund - Class 1[1]
Symetra True Variable Annuity
2014	11.268	58,277	656,640	3.42%	0.60%	1.51%
2013	11.100	22,076	245,044	6.93%	0.60%	2.90%
2012	10.787	8,869	95,670	0.00%	0.60%	7.87%
Franklin U.S. Government Securities VIP Fund - Class 1[1]
Symetra True Variable Annuity
2014	10.093	683	6,893	2.86%	0.60%	3.02%
2013	9.797	623	6,107	1.72%	0.60%	(2.59)%
2012	10.057	932	9,378	0.00%	0.60%	0.57%
Franklin U.S. Government Securities VIP Fund - Class 2[1]
Resource Variable Account B
2014	16.441	23,525	386,792	2.27%	1.25%	2.10%
2013	16.103	40,090	645,576	2.88%	1.25%	(3.45)%
2012	16.679	43,076	718,468	2.64%	1.25%	0.62%
2011	16.577	53,239	882,542	3.25%	1.25%	4.37%
2010	15.883	59,695	948,120	3.20%	1.25%	3.98%
Goldman Sachs VIT Strategic Income Fund[1]
Symetra True Variable Annuity
2014	9.900	29,235	289,408	2.97%	1.25%	(1.00)%
Invesco American Franchise Fund I
Resource Variable Account B
2014	12.694	19,496	247,484	0.04%	1.25%	7.09%
2013	11.854	20,106	238,335	0.44%	1.25%	38.40%
2012	8.565	21,176	181,373	0.00%	1.25%	(3.32)%
Invesco Balanced-Risk Allocation I
Symetra True Variable Annuity
2014	10.424	2,456	25,605	0.00%	0.60%	5.27%
2013	9.902	2,837	28,091	0.00%	0.60%	(0.98)%
Invesco Comstock
Symetra True Variable Annuity
2014	16.395	12,728	208,672	1.35%	0.60%	8.73%
2013	15.078	11,866	178,910	1.81%	0.60%	35.16%
2012	11.156	—	—	0.00%	0.60%	11.56%
Invesco Core Equity[1]
Symetra True Variable Annuity
2014	14.999	—	—	0.00%	0.60%	7.50%
2013	13.952	4,414	61,582	1.32%	0.60%	28.47%
2012	10.860	—	—	0.00%	0.60%	8.60%

Symetra Resource Variable Account B
Notes to Financial Statements

6.	ACCUMULATION UNIT VALUES (Continued)

	As of December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio[3]	Total Return[4]
Invesco Global Real Estate
Resource Variable Account B
2014	$33.771	9,438	$318,731	1.57%	1.25%	13.20%
2013	29.834	10,565	315,209	3.66%	1.25%	1.44%
2012	29.411	11,365	334,253	0.51%	1.25%	26.53%
2011	23.245	14,718	342,138	3.69%	1.25%	(7.67)%
2010	25.176	15,945	401,445	4.83%	1.25%	16.06%
Symetra True Variable Annuity
2014	13.379	16,551	221,441	1.62%	0.60%	13.93%
2013	11.743	15,153	177,932	4.13%	0.60%	2.10%
2012	11.501	2,785	32,036	0.14%	0.60%	15.01%
Invesco International Growth I
Resource Variable Account B
2014	28.207	2,381	67,148	1.58%	1.25%	(0.91)%
2013	28.467	2,542	72,355	1.22%	1.25%	17.54%
2012	24.220	2,710	65,630	1.36%	1.25%	14.09%
2011	21.228	3,303	70,116	2.57%	1.25%	(7.90)%
2010	23.049	10,645	245,368	2.38%	1.25%	11.47%
Symetra True Variable Annuity
2014	13.384	15,157	202,859	1.58%	0.60%	(0.27)%
2013	13.420	13,261	177,969	1.23%	0.60%	18.30%
2012	11.344	13,274	150,578	1.27%	0.60%	13.44%
Invesco International Growth II
Resource Variable Account B
2014	14.023	20,514	287,667	1.39%	1.25%	(1.16)%
2013	14.187	22,271	315,948	1.07%	1.25%	17.25%
2012	12.100	24,885	301,113	1.23%	1.25%	13.82%
2011	10.631	33,369	354,751	1.31%	1.25%	(8.15)%
2010	11.574	41,594	481,401	1.80%	1.25%	11.21%
Invesco Mid Cap Core Equity Fund
Symetra True Variable Annuity
2014	14.221	1,740	24,745	0.03%	0.60%	3.81%
2013	13.699	3,615	49,519	0.79%	0.60%	28.04%
2012	10.699	—	—	0.00%	0.60%	6.99%
Invesco Mid Cap Growth Fund I1
Resource Variable Account B
2014	23.803	—	—	0.00%	1.25%	0.39%
2013	23.710	—	—	0.00%	1.25%	35.32%
2012	17.522	1,124	19,689	0.00%	1.25%	(2.55)%
Invesco Mid Cap Growth Fund II
Resource Variable Account B
2014	14.382	2,522	36,270	0.00%	1.25%	6.36%
2013	13.522	3,416	46,190	0.25%	1.25%	34.90%
2012	10.024	7,356	73,734	0.00%	1.25%	(2.56)%
Invesco Small Cap Equity I
Symetra True Variable Annuity
2014	15.594	4,091	63,803	0.00%	0.60%	1.75%
2013	15.326	3,356	51,430	0.01%	0.60%	36.64%
2012	11.216	697	7,822	0.00%	0.60%	12.16%

Symetra Resource Variable Account B
Notes to Financial Statements

6.	ACCUMULATION UNIT VALUES (Continued)

	As of December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio[3]	Total Return[4]
Janus Aspen Enterprise Portfolio
Symetra True Variable Annuity
2014	$15.949	3,968	$63,282	0.13%	0.60%	11.84%
2013	14.260	4,271	60,904	0.74%	0.60%	31.59%
2012	10.837	1,515	16,415	0.00%	0.60%	8.37%
Janus Aspen Flexible Bond
Symetra True Variable Annuity
2014	10.686	31,900	340,871	4.17%	0.60%	4.31%
2013	10.244	20,876	213,855	2.68%	0.60%	(0.74)%
2012	10.320	8,834	91,168	2.48%	0.60%	3.20%
Janus Aspen Overseas Portfolio[1]
Symetra True Variable Annuity
2014	11.369	—	—	2.00%	0.60%	(12.40)%
2013	12.978	1,398	18,142	3.15%	0.60%	13.87%
2012	11.397	—	—	0.00%	0.60%	13.97%
Janus Aspen Perkins Mid Cap Value Portfolio
Symetra True Variable Annuity
2014	14.669	11,000	161,352	1.25%	0.60%	8.12%
2013	13.567	9,965	135,203	1.28%	0.60%	25.34%
2012	10.824	3,951	42,768	0.48%	0.60%	8.24%
JP Morgan Insurance Trust International Equity I1
Resource Variable Account B
2014	20.618	—	—	2.14%	1.25%	(4.19)%
2013	21.520	10,874	234,009	1.91%	1.25%	14.02%
2012	18.874	11,700	220,825	2.28%	1.25%	19.55%
2011	15.787	14,041	221,709	1.89%	1.25%	(12.55)%
2010	18.052	15,568	281,080	0.24%	1.25%	5.83%
JP Morgan Insurance Trust Mid Cap Value I
Resource Variable Account B
2014	33.220	10,147	337,075	0.82%	1.25%	13.68%
2013	29.223	12,765	373,043	1.02%	1.25%	30.66%
2012	22.366	13,534	302,707	1.07%	1.25%	18.88%
2011	18.814	16,868	317,417	1.33%	1.25%	0.89%
2010	18.648	18,640	347,641	1.21%	1.25%	21.92%
Symetra True Variable Annuity
2014	16.493	18,612	306,951	0.73%	0.60%	14.42%
2013	14.414	19,124	275,662	1.04%	0.60%	31.50%
2012	10.961	9,276	101,665	0.00%	0.60%	9.61%
JP Morgan Insurance Trust U.S. Equity I
Resource Variable Account B
2014	14.875	8,930	132,831	0.92%	1.25%	12.49%
2013	13.223	10,319	136,455	1.30%	1.25%	34.52%
2012	9.830	11,604	114,066	1.53%	1.25%	16.18%
2011	8.461	13,622	115,278	1.21%	1.25%	(3.08)%
2010	8.730	14,496	126,571	0.91%	1.25%	12.17%

Symetra Resource Variable Account B
Notes to Financial Statements

6.	ACCUMULATION UNIT VALUES (Continued)

	As of December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio[3]	Total Return[4]
Merger VL
Symetra True Variable Annuity
2014	$10.386	2,475	$25,708	0.87%	0.60%	0.77%
2013	10.307	3,970	40,923	0.40%	0.60%	3.07%
MFS Government Securities Portfolio[1]
Symetra True Variable Annuity
2014	10.144	—	—	0.00%	0.60%	4.23%
2013	9.732	—	—	0.00%	0.60%	(3.17)%
2012	10.051	1,564	15,722	0.00%	0.60%	0.51%
MFS Growth Series
Symetra True Variable Annuity
2014	15.856	21,864	346,671	0.10%	0.60%	8.30%
2013	14.641	26,915	394,068	0.27%	0.60%	36.03%
2012	10.763	1,210	13,023	0.00%	0.60%	7.63%
MFS International Growth Portfolio
Symetra True Variable Annuity
2014	12.273	5,734	70,367	0.94%	0.60%	(5.55)%
2013	12.994	6,562	85,267	1.20%	0.60%	13.24%
2012	11.475	1,219	13,988	0.00%	0.60%	14.75%
MFS International Value Portfolio
Symetra True Variable Annuity
2014	14.484	41,611	602,711	1.80%	0.60%	0.73%
2013	14.379	22,824	328,174	1.89%	0.60%	27.15%
2012	11.309	6,519	73,720	0.00%	0.60%	13.09%
MFS New Discovery Portfolio[1]
Symetra True Variable Annuity
2014	14.187	—	—	0.00%	0.60%	(8.96)%
2013	15.584	3,668	57,166	0.00%	0.60%	40.60%
2012	11.084	—	—	0.00%	0.60%	10.84%
MFS New Discovery Series[1]
Symetra True Variable Annuity
2014	14.369	968	13,903	0.00%	0.60%	1.28%
MFS Utilities Series
Symetra True Variable Annuity
2014	14.900	58,623	873,465	2.09%	0.60%	12.06%
2013	13.296	52,444	697,316	2.38%	0.60%	19.79%
2012	11.099	35,723	396,495	0.48%	0.60%	10.99%
PIMCO All Asset Institutional Class
Symetra True Variable Annuity
2014	10.969	158,774	1,741,531	6.16%	0.60%	0.12%
2013	10.956	88,606	970,746	6.67%	0.60%	(0.17)%
2012	10.975	636	6,983	3.24%	0.60%	9.75%
PIMCO CommodityRealReturn Strat. Institutional Class
Symetra True Variable Annuity
2014	7.521	17,297	130,087	0.53%	0.60%	(18.83)%
2013	9.266	16,873	156,346	1.42%	0.60%	(15.06)%
2012	10.909	14,273	155,708	4.19%	0.60%	9.09%

Symetra Resource Variable Account B
Notes to Financial Statements

6.	ACCUMULATION UNIT VALUES (Continued)

	As of December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio[3]	Total Return[4]
PIMCO Emerging Markets Bond Institutional Class
Symetra True Variable Annuity
2014	$10.276	33,208	$341,241	5.41%	0.60%	1.05%
2013	10.169	35,003	355,953	5.18%	0.60%	(7.37)%
2012	10.978	38,027	417,453	2.07%	0.60%	9.78%
PIMCO EqS Pathfinder Portfolio Institutional Class
Symetra True Variable Annuity
2014	12.793	95	1,220	0.00%	0.60%	0.46%
2013	12.735	—	—	0.00%	0.60%	18.89%
2012	10.712	—	—	0.00%	0.60%	7.12%
PIMCO Foreign Bond (Unhedged) Institutional Class[1]
Symetra True Variable Annuity
2014	9.761	—	—	1.56%	0.60%	(0.03)%
2013	9.764	—	—	0.63%	0.60%	(6.87)%
2012	10.484	—	—	0.00%	0.60%	4.84%
PIMCO Global Bond (Unhedged) Institutional Class
Symetra True Variable Annuity
2014	9.496	29,680	281,853	2.62%	0.60%	1.80%
2013	9.328	29,880	278,719	1.13%	0.60%	(8.89)%
2012	10.238	—	—	0.00%	0.60%	2.38%
PIMCO Global Multi-Asset Portfolio - Institutional Class Shares[1]
Symetra True Variable Annuity
2014	10.223	—	—	0.23%	0.60%	4.23%
2013	9.808	279	2,737	3.33%	0.60%	(8.23)%
2012	10.688	279	2,983	1.41%	0.60%	6.88%
PIMCO Long-Term U.S. Govt. Institutional Class[1]
Symetra True Variable Annuity
2014	10.460	—	—	0.00%	0.60%	23.45%
2013	8.473	—	—	0.00%	0.60%	(13.34)%
2012	9.777	—	—	0.00%	0.60%	(2.23)%
PIMCO Low Duration Institutional Class
Symetra True Variable Annuity
2014	10.247	33,825	346,596	1.27%	0.60%	0.40%
2013	10.206	40,585	414,213	1.54%	0.60%	(0.58)%
2012	10.266	15,393	158,022	0.65%	0.60%	2.66%
PIMCO Real Return Institutional Class
Symetra True Variable Annuity
2014	9.493	34,252	325,159	1.58%	0.60%	2.63%
2013	9.250	25,471	235,611	2.58%	0.60%	(9.62)%
2012	10.235	13,951	142,790	0.37%	0.60%	2.35%
PIMCO Total Return Institutional Class
Symetra True Variable Annuity
2014	10.563	135,780	1,434,301	2.36%	0.60%	3.80%
2013	10.176	128,009	1,302,596	3.04%	0.60%	(2.40)%
2012	10.426	15,889	165,665	0.95%	0.60%	4.26%

Symetra Resource Variable Account B
Notes to Financial Statements

6.	ACCUMULATION UNIT VALUES (Continued)

	As of December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio[3]	Total Return[4]
PIMCO Unconstrained Bond Institutional Class
Symetra True Variable Annuity
2014	$10.493	34,603	$363,088	1.14%	0.60%	2.58%
2013	10.229	83,651	855,649	0.78%	0.60%	(1.56)%
2012	10.391	1,604	16,666	0.27%	0.60%	3.91%
Pioneer Bond VCT Class I
Resource Variable Account B
2014	40.489	77,953	3,156,198	3.37%	1.25%	4.74%
2013	38.655	88,153	3,407,441	4.24%	1.25%	(0.24)%
2012	38.748	97,693	3,785,388	4.64%	1.25%	7.39%
2011	36.081	106,159	3,830,320	4.97%	1.25%	4.24%
2010	34.614	105,652	3,653,505	4.95%	1.25%	7.88%
Pioneer Emerging Markets VCT Class II
Resource Variable Account B
2014	14.914	3,154	47,039	0.20%	1.25%	(13.88)%
2013	17.318	3,086	53,450	0.94%	1.25%	(3.41)%
2012	17.929	3,286	58,906	0.19%	1.25%	10.27%
2011	16.259	4,970	80,813	0.00%	1.25%	(24.56)%
2010	21.553	5,496	118,463	0.31%	1.25%	14.18%
Pioneer Equity Income VCT Class II
Resource Variable Account B
2014	18.647	5,283	98,510	2.63%	1.25%	11.37%
2013	16.744	6,303	105,539	2.28%	1.25%	27.23%
2012	13.160	7,477	98,395	4.05%	1.25%	8.60%
2011	12.118	6,469	78,406	2.02%	1.25%	4.46%
2010	11.601	6,837	79,320	2.08%	1.25%	17.75%
Pioneer Fund VCT Class I
Resource Variable Account B
2014	84.621	340,116	28,780,872	1.19%	1.25%	9.65%
2013	77.171	387,906	29,935,062	1.25%	1.25%	31.63%
2012	58.627	444,378	26,052,587	1.55%	1.25%	8.87%
2011	53.851	504,060	27,145,239	1.55%	1.25%	(5.49)%
2010	56.980	564,952	32,191,691	1.37%	1.25%	14.59%
Symetra True Variable Annuity
2014	15.618	—	—	0.00%	0.60%	10.37%
2013	14.150	—	—	0.00%	0.60%	32.48%
2012	10.681	—	—	0.00%	0.60%	6.81%
Pioneer High Yield VCT Class II
Resource Variable Account B
2014	15.906	9,559	152,002	4.47%	1.25%	(1.53)%
2013	16.153	10,458	168,892	5.00%	1.25%	10.43%
2012	14.627	12,557	183,670	5.24%	1.25%	14.31%
2011	12.796	13,159	168,188	5.05%	1.25%	(3.24)%
2010	13.224	9,695	128,036	5.32%	1.25%	16.21%

Symetra Resource Variable Account B
Notes to Financial Statements

6.	ACCUMULATION UNIT VALUES (Continued)

	As of December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio[3]	Total Return[4]
Pioneer Mid Cap Value VCT Class I
Resource Variable Account B
2014	$39.184	92,326	$3,617,719	0.89%	1.25%	13.66%
2013	34.475	105,012	3,620,224	0.95%	1.25%	31.45%
2012	26.226	119,203	3,126,275	1.03%	1.25%	9.72%
2011	23.902	131,397	3,140,707	0.78%	1.25%	(6.80)%
2010	25.647	165,607	4,247,475	1.05%	1.25%	16.75%
Pioneer Select Mid Cap Growth VCT Class I
Resource Variable Account B
2014	81.157	256,637	20,827,828	0.00%	1.25%	8.07%
2013	75.096	287,166	21,565,133	0.00%	1.25%	40.69%
2012	53.377	317,428	16,943,464	0.00%	1.25%	5.69%
2011	50.503	367,704	18,570,575	0.00%	1.25%	(3.47)%
2010	52.319	421,244	22,039,790	0.00%	1.25%	18.73%
Pioneer Strategic Income VCT Class I
Symetra True Variable Annuity
2014	11.072	23,793	263,391	3.68%	0.60%	3.33%
2013	10.715	22,612	242,232	4.20%	0.60%	0.57%
2012	10.654	7,481	79,698	1.98%	0.60%	6.54%
Pioneer Strategic Income VCT Class II
Resource Variable Account B
2014	15.532	17,142	266,214	3.45%	1.25%	2.43%
2013	15.164	27,148	411,667	4.03%	1.25%	(0.34)%
2012	15.215	27,567	419,411	4.75%	1.25%	9.82%
2011	13.855	36,367	503,747	4.91%	1.25%	0.31%
2010	13.812	36,319	501,562	5.33%	1.25%	10.01%
Royce Capital Micro-Cap
Symetra True Variable Annuity
2014	12.363	2,239	27,686	0.00%	0.60%	(4.16)%
2013	12.899	2,220	28,637	0.58%	0.60%	20.26%
2012	10.726	1,455	15,607	0.00%	0.60%	7.26%
Royce Capital Small-Cap
Symetra True Variable Annuity
2014	15.173	5,449	82,684	0.09%	0.60%	2.62%
2013	14.786	9,540	141,060	1.39%	0.60%	33.96%
2012	11.038	1,267	13,981	0.13%	0.60%	10.38%
SEI VP Balanced Strategy Fund - Class II Shares[1]
Symetra True Variable Annuity
2014	10.136	—	—	0.00%	1.25%	1.36%
SEI VP Conservative Strategy Fund - Class II Shares[1]
Symetra True Variable Annuity
2014	10.105	—	—	0.00%	1.25%	1.05%
SEI VP Defensive Strategy Fund - Class II Shares[1]
Symetra True Variable Annuity
2014	10.025	—	—	0.00%	1.25%	0.25%

Symetra Resource Variable Account B
Notes to Financial Statements

6.	ACCUMULATION UNIT VALUES (Continued)

	As of December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio[3]	Total Return[4]
SEI VP Market Growth Strategy Fund - Class II Shares[1]
Symetra True Variable Annuity
2014	$10.145	—	$—	0.00%	1.25%	1.45%
SEI VP Market Plus Strategy Fund - Class II Shares[1]
Symetra True Variable Annuity
2014	10.243	—	—	0.00%	1.25%	2.43%
SEI VP Moderate Strategy Fund - Class II Shares[1]
Symetra True Variable Annuity
2014	10.219	—	—	0.00%	1.25%	2.19%
Sentinel VP Bond
Symetra True Variable Annuity
2014	10.532	6,523	68,701	3.24%	0.60%	3.40%
2013	10.186	—	—	0.00%	0.60%	(0.93)%
2012	10.282	—	—	0.00%	0.60%	2.82%
Sentinel VP Common Stock
Symetra True Variable Annuity
2014	15.599	15,786	246,252	1.98%	0.60%	9.68%
2013	14.222	1,405	19,980	1.46%	0.60%	30.93%
2012	10.862	—	—	0.00%	0.60%	8.62%
Sentinel VP Small Company[1]
Symetra True Variable Annuity
2014	15.304	—	—	0.00%	0.60%	6.04%
2013	14.432	—	—	0.00%	0.60%	33.91%
2012	10.777	—	—	0.00%	0.60%	7.77%
T. Rowe Price Blue Chip Growth
Symetra True Variable Annuity
2014	15.996	42,626	681,836	0.00%	0.60%	8.51%
2013	14.741	50,635	746,398	0.05%	0.60%	40.31%
2012	10.506	12,975	136,311	0.27%	0.60%	5.06%
T. Rowe Price Equity Income Portfolio
Symetra True Variable Annuity
2014	15.184	22,646	343,868	1.72%	0.60%	6.73%
2013	14.226	29,038	413,100	1.64%	0.60%	28.94%
2012	11.033	4,531	49,988	1.30%	0.60%	10.33%
T. Rowe Price Health Sciences Portfolio
Symetra True Variable Annuity
2014	21.405	60,120	1,286,846	0.00%	0.60%	30.78%
2013	16.367	42,478	695,232	0.00%	0.60%	49.95%
2012	10.915	19,131	208,801	0.00%	0.60%	9.15%
T. Rowe Price International Stock Portfolio
Symetra True Variable Annuity
2014	12.701	15,021	190,776	1.07%	0.60%	(1.83)%
2013	12.938	14,916	192,979	0.90%	0.60%	13.37%
2012	11.412	139	1,584	1.25%	0.60%	14.12%

Symetra Resource Variable Account B
Notes to Financial Statements

6.	ACCUMULATION UNIT VALUES (Continued)

	As of December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio[3]	Total Return[4]
T. Rowe Price New America Growth Portfolio
Symetra True Variable Annuity
2014	$15.975	40,628	$649,038	0.00%	0.60%	8.68%
2013	14.699	47,818	702,893	0.00%	0.60%	37.18%
2012	10.715	5,387	57,727	0.53%	0.60%	7.15%
Templeton Developing Markets VIP Fund - Class 1[1]
Symetra True Variable Annuity
2014	10.311	25,961	267,686	1.85%	0.60%	(8.64)%
2013	11.286	17,904	202,062	2.61%	0.60%	(1.33)%
2012	11.438	5,748	65,745	0.00%	0.60%	14.38%
Templeton Developing Markets VIP Fund - Class 2[1]
Resource Variable Account B
2014	20.735	10,983	227,728	1.48%	1.25%	(9.53)%
2013	22.919	11,255	257,954	1.99%	1.25%	(2.15)%
2012	23.423	11,894	278,597	1.37%	1.25%	11.75%
2011	20.960	13,909	291,531	0.97%	1.25%	(16.90)%
2010	25.222	16,728	421,932	1.62%	1.25%	16.12%
Templeton Foreign VIP Fund - Class 1[1]
Symetra True Variable Annuity
2014	13.017	5,455	71,004	1.81%	0.60%	(11.42)%
2013	14.695	5,381	79,081	3.02%	0.60%	22.53%
2012	11.993	1,815	21,762	0.00%	0.60%	19.93%
Templeton Global Bond VIP Fund - Class 1[1]
Symetra True Variable Annuity
2014	11.393	154,034	1,754,894	5.33%	0.60%	1.51%
2013	11.223	88,235	990,291	4.11%	0.60%	1.27%
2012	11.082	10,907	120,870	0.00%	0.60%	10.82%
Templeton Growth VIP Fund - Class 2[1]
Resource Variable Account B
2014	16.560	9,834	162,855	1.01%	1.25%	(4.03)%
2013	17.255	3,217	55,508	2.90%	1.25%	29.20%
2012	13.355	3,169	42,324	2.04%	1.25%	19.56%
2011	11.170	3,468	38,741	1.50%	1.25%	(8.13)%
2010	12.159	4,909	59,693	1.37%	1.25%	6.06%
Van Eck VIP Global Hard Assets
Symetra True Variable Annuity
2014	9.942	29,914	297,420	0.09%	0.60%	(19.59)%
2013	12.364	28,031	346,579	0.39%	0.60%	9.87%
2012	11.253	2,180	24,531	0.00%	0.60%	12.53%
Van Eck VIP Multi Manager Alternative
Symetra True Variable Annuity
2014	10.319	8,214	84,765	0.00%	0.60%	(1.66)%
2013	10.493	6,056	63,549	0.00%	0.60%	4.42%
2012	10.049	3,223	32,389	0.00%	0.60%	0.49%

Symetra Resource Variable Account B
Notes to Financial Statements

6.	ACCUMULATION UNIT VALUES (Continued)

	As of December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio[3]	Total Return[4]
Vanguard Balanced
Symetra True Variable Annuity
2014	$13.867	114,604	$1,589,231	2.15%	0.60%	9.18%
2013	12.701	92,642	1,176,610	0.26%	0.60%	19.17%
2012	10.658	—	—	0.00%	0.60%	6.58%
Vanguard Capital Growth
Symetra True Variable Annuity
2014	17.871	36,795	657,552	0.81%	0.60%	17.72%
2013	15.181	20,877	316,938	0.96%	0.60%	37.66%
2012	11.028	4,942	54,499	0.00%	0.60%	10.28%
Vanguard Equity Income
Symetra True Variable Annuity
2014	15.330	70,699	1,083,819	2.71%	0.60%	10.74%
2013	13.843	108,823	1,506,444	1.84%	0.60%	29.27%
2012	10.709	17,076	182,869	0.00%	0.60%	7.09%
Vanguard Equity Index
Symetra True Variable Annuity
2014	15.858	37,788	599,244	3.23%	0.60%	12.83%
2013	14.055	143,838	2,021,679	0.55%	0.60%	31.39%
2012	10.697	2,121	22,693	0.00%	0.60%	6.97%
Vanguard High Yield Bond
Symetra True Variable Annuity
2014	11.653	111,691	1,301,534	5.11%	0.60%	3.78%
2013	11.229	99,489	1,117,114	5.83%	0.60%	3.72%
2012	10.826	127,896	1,384,550	0.00%	0.60%	8.26%
Vanguard International
Symetra True Variable Annuity
2014	13.338	12,966	172,939	1.37%	0.60%	(6.62)%
2013	14.283	11,257	160,786	0.35%	0.60%	22.52%
2012	11.658	1,247	14,534	0.00%	0.60%	16.58%
Vanguard Mid-Cap Index
Symetra True Variable Annuity
2014	16.541	120,938	2,000,492	1.10%	0.60%	12.91%
2013	14.650	112,608	1,649,667	0.17%	0.60%	34.12%
2012	10.923	1,659	18,120	0.00%	0.60%	9.23%
Vanguard Money Market
Symetra True Variable Annuity
2014	9.876	42,265	417,436	0.10%	0.60%	(0.50)%
2013	9.926	179,307	1,779,887	0.10%	0.60%	(0.50)%
2012	9.976	36,148	360,599	0.07%	0.60%	(0.24)%
Vanguard REIT Index
Symetra True Variable Annuity
2014	13.784	72,370	997,566	2.69%	0.60%	29.33%
2013	10.658	45,732	487,413	1.15%	0.60%	1.72%
2012	10.478	7,189	75,330	0.00%	0.60%	4.78%

Symetra Resource Variable Account B
Notes to Financial Statements

6.	ACCUMULATION UNIT VALUES (Continued)

	As of December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio[3]	Total Return[4]
Vanguard Short Term Investment Grade
Symetra True Variable Annuity
2014	$10.368	126,900	$1,315,676	1.44%	0.60%	1.15%
2013	10.250	62,811	643,816	0.53%	0.60%	0.47%
2012	10.202	3,216	32,806	0.00%	0.60%	2.02%
Vanguard Small Company Growth
Symetra True Variable Annuity
2014	16.381	8,598	140,847	0.14%	0.60%	2.76%
2013	15.941	3,104	49,473	0.00%	0.60%	45.67%
2012	10.943	—	—	0.00%	0.60%	9.43%
Vanguard Total Bond Market Index
Symetra True Variable Annuity
2014	10.348	95,170	984,842	1.52%	0.60%	5.26%
2013	9.831	35,285	346,896	0.53%	0.60%	(2.87)%
2012	10.122	35,163	355,924	0.00%	0.60%	1.22%
Vanguard Total Stock Market Index
Symetra True Variable Annuity
2014	15.930	32,216	513,187	1.51%	0.60%	11.62%
2013	14.271	35,712	509,643	0.94%	0.60%	32.48%
2012	10.772	6,627	71,390	0.00%	0.60%	7.72%
Virtus International Series I1
Symetra True Variable Annuity
2014	9.665	—	—	1.82%	0.60%	(4.29)%
2013	10.098	280	2,823	1.06%	0.60%	0.98%
Virtus Multi-Sector Fixed Income Series I
Symetra True Variable Annuity
2014	10.015	12,151	121,696	10.26%	0.60%	1.55%
2013	9.862	2,536	25,011	2.39%	0.60%	(1.38)%
Virtus Premium AlphaSector Series I
Symetra True Variable Annuity
2014	11.741	1,463	17,180	0.28%	0.60%	1.78%
2013	11.536	2,183	25,181	0.68%	0.60%	15.36%
Virtus Real Estate Securities Series I
Symetra True Variable Annuity
2014	11.780	1,379	16,245	1.42%	0.60%	31.20%
2013	8.979	1,379	12,384	2.09%	0.60%	(10.21)%
Virtus Small-Cap Growth Series I
Symetra True Variable Annuity
2014	13.464	10,532	141,803	0.00%	0.60%	5.14%
2013	12.806	853	10,917	0.00%	0.60%	28.06%
Voya Global Resources Portfolio Service[1]
Resource Variable Account B
2014	32.142	1,920	61,697	0.94%	1.25%	(12.89)%
2013	36.897	2,369	87,391	0.94%	1.25%	12.19%
2012	32.887	2,614	85,967	0.80%	1.25%	(4.06)%
2011	34.278	3,136	107,562	0.55%	1.25%	(10.28)%
2010	38.206	3,355	128,247	1.04%	1.25%	20.14%

Symetra Resource Variable Account B
Notes to Financial Statements

6.	ACCUMULATION UNIT VALUES (Continued)

	As of December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio[3]	Total Return[4]
VY JPMorgan Emerging Markets Equity Portfolio Initial[1]
Resource Variable Account B
2014	$24.180	3,331	$80,537	1.12%	1.25%	(0.13)%
2013	24.212	3,844	93,081	1.06%	1.25%	(6.67)%
2012	25.941	4,473	116,026	0.00%	1.25%	17.84%
2011	22.013	4,671	102,843	1.29%	1.25%	(19.07)%
2010	27.200	9,180	249,713	0.75%	1.25%	19.14%

[1]	Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

[2]
These amounts represent the dividends, excluding distributions of capital gains, received by the sub-account from the underlying Mutual Funds, net of management fees assessed by the Mutual Fund manager, divided by the trading day's average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that result in direct reductions in the Unit values. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying Mutual Fund in which the sub-accounts invest.

[3]
These amounts represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to Unit values. Charges made directly to contract owner accounts through the redemption of Units and expenses of the underlying Mutual Fund are excluded.

[4]
These amounts represent the total return for the periods indicated, including changes in the value of the underlying Mutual Fund, and reflect deductions for all items included in the expense ratio with the exception of Mutual Fund reorganization. Mutual Funds that have reorganized during the year present information through the time of the reorganization. The total return ratio does not include any expenses assessed through the redemption of Units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. The total return is calculated for the period indicated or from the effective commencement date through the end of the reporting period.

7.	SUBSEQUENT EVENTS
The Separate Account has evaluated subsequent events through April 30, 2015, the date on which the Separate Account's financial statements were available to be issued.

SYMETRA LIFE INSURANCE COMPANY
CONSOLIDATED FINANCIAL STATEMENTS

As of December 31, 2014 and 2013
and For the Years Ended December 31, 2014, 2013 and 2012

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors
Symetra Life Insurance Company

We have audited the accompanying consolidated balance sheets of Symetra Life Insurance Company as of December 31, 2014 and 2013, and the related consolidated statements of income, comprehensive income (loss), changes in stockholder’s equity, and cash flows for each of the three years in the period ended December 31, 2014. These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of Symetra Life Insurance Company at December 31, 2014 and 2013, and the consolidated results of its operations and its cash flows for each of the three years in the period ended December 31, 2014, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

April 6, 2015

1

SYMETRA LIFE INSURANCE COMPANY
CONSOLIDATED BALANCE SHEETS
(In millions, except share and per share data)

	As of December 31, 2014	As of December 31, 2013
ASSETS
Investments:
Available-for-sale securities:
Fixed maturities, at fair value (amortized cost: $23,337.6 and $22,103.3, respectively)	$25,066.7	$23,183.6
Marketable equity securities, at fair value (cost: $112.9 and $129.0, respectively)	120.5	134.3
Trading securities:
Marketable equity securities, at fair value (cost: $453.4 and $401.9, respectively)	532.0	474.4
Mortgage loans, net	4,130.1	3,541.0
Policy loans	61.9	63.3
Investments in limited partnerships (includes $20.1 and $0.0 at fair value, respectively)	258.5	265.1
Other invested assets, at fair value	91.6	44.0
Total investments	30,261.3	27,705.7
Cash and cash equivalents	146.5	35.7
Accrued investment income	303.3	297.0
Reinsurance recoverables	328.7	310.8
Deferred policy acquisition costs	395.1	322.5
Receivables and other assets	170.2	182.0
Separate account assets	949.8	978.4
Total assets	$32,554.9	$29,832.1
LIABILITIES AND STOCKHOLDER’S EQUITY
Funds held under deposit contracts	$26,639.4	$24,679.0
Future policy benefits	415.9	397.9
Policy and contract claims	141.8	159.9
Other policyholders’ funds	115.5	128.0
Deferred income tax liabilities, net	425.7	232.7
Other liabilities	288.6	254.2
Separate account liabilities	949.8	978.4
Total liabilities	28,976.7	26,830.1
Commitments and contingencies (Note 13)
Common stock, $250 par value; 20,000 shares authorized, issued and outstanding as of December 31, 2014 and 2013	5.0	5.0
Additional paid-in capital	1,642.1	1,634.0
Retained earnings	941.7	765.5
Accumulated other comprehensive income, net of taxes	989.4	597.5
Total stockholder’s equity	3,578.2	3,002.0
Total liabilities and stockholder’s equity	$32,554.9	$29,832.1
See accompanying notes.

2

SYMETRA LIFE INSURANCE COMPANY
CONSOLIDATED STATEMENTS OF INCOME
(In millions)

	For the Years Ended December 31,
	2014	2013	2012
Revenues:
Premiums	$629.1	$627.2	$605.0
Net investment income	1,305.9	1,277.3	1,269.2
Policy fees, contract charges, and other	173.3	159.5	154.2
Net realized gains (losses):
Total other-than-temporary impairment losses on securities	(16.3)	(20.4)	(37.1)
Less: portion recognized in other comprehensive income (loss)	2.2	2.5	8.1
Net impairment losses recognized in earnings	(14.1)	(17.9)	(29.0)
Other net realized gains (losses)	51.9	50.6	52.6
Net realized gains (losses)	37.8	32.7	23.6
Total revenues	2,146.1	2,096.7	2,052.0
Benefits and expenses:
Policyholder benefits and claims	445.9	462.9	439.0
Interest credited	961.7	940.1	941.5
Other underwriting and operating expenses	358.0	335.4	326.9
Amortization of deferred policy acquisition costs	78.1	72.4	66.0
Total benefits and expenses	1,843.7	1,810.8	1,773.4
Income from operations before income taxes	302.4	285.9	278.6
Provision (benefit) for income taxes:
Current	64.3	61.6	15.7
Deferred	(18.1)	(4.1)	51.9
Total provision for income taxes	46.2	57.5	67.6
Net income	$256.2	$228.4	$211.0
See accompanying notes.

3

SYMETRA LIFE INSURANCE COMPANY
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
(In millions)

	For the Years Ended December 31,
	2014	2013	2012
Net income	$256.2	$228.4	$211.0
Other comprehensive income (loss), net of taxes and reclassification adjustments:
Changes in unrealized gains (losses) on available-for-sale securities (net of taxes of $209.9, $(463.7) and $215.2)	389.6	(861.4)	399.7
Other-than-temporary impairments on fixed maturities not related to credit losses (net of taxes of $(0.8), $(0.9) and $(2.8))	(1.4)	(1.6)	(5.3)
Impact of net unrealized (gains) losses on deferred policy acquisition costs and deferred sales inducements (net of taxes of $(9.9), $58.3 and $(24.6))	(18.3)	108.3	(45.9)
Impact of cash flow hedges (net of taxes of $11.9, $(10.3) and $(0.9))	22.0	(19.0)	(1.6)
Other comprehensive income (loss)	391.9	(773.7)	346.9
Total comprehensive income (loss)	$648.1	$(545.3)	$557.9
See accompanying notes.

4

SYMETRA LIFE INSURANCE COMPANY
CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY
(In millions)

	Common Stock	Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Income	Total Stockholder’s Equity
Balances as of January 1, 2012	$5.0	$1,621.5	$646.1	$1,024.3	$3,296.9
Net income	—	—	211.0	—	211.0
Other comprehensive income (loss)	—	—	—	346.9	346.9
Capital contributions	—	5.4	—	—	5.4
Dividends declared	—	—	(80.0)	—	(80.0)
Balances as of December 31, 2012	$5.0	$1,626.9	$777.1	$1,371.2	$3,780.2
Balances as of January 1, 2013	$5.0	$1,626.9	$777.1	$1,371.2	$3,780.2
Net income	—	—	228.4	—	228.4
Other comprehensive income (loss)	—	—	—	(773.7)	(773.7)
Capital contributions	—	7.1	—	—	7.1
Dividends declared	—	—	(240.0)	—	(240.0)
Balances as of December 31, 2013	$5.0	$1,634.0	$765.5	$597.5	$3,002.0
Balances as of January 1, 2014	$5.0	$1,634.0	$765.5	$597.5	$3,002.0
Net income	—	—	256.2	—	256.2
Other comprehensive income (loss)	—	—	—	391.9	391.9
Capital contributions	—	8.1	—	—	8.1
Dividends declared	—	—	(80.0)	—	(80.0)
Balances as of December 31, 2014	$5.0	$1,642.1	$941.7	$989.4	$3,578.2
See accompanying notes.

5

SYMETRA LIFE INSURANCE COMPANY
CONSOLIDATED STATEMENTS OF CASH FLOWS
(In millions)

	For the Years Ended December 31,
	2014	2013	2012
Cash flows from operating activities
Net income	$256.2	$228.4	$211.0
Adjustments to reconcile net income to net cash provided by operating activities:
Net realized (gains) losses	(37.8)	(32.7)	(23.6)
Accretion and amortization of invested assets, net	92.3	79.1	69.7
Accrued interest on fixed maturities	(11.7)	(14.1)	(19.6)
Amortization and depreciation	20.0	22.7	21.3
Deferred income tax provision (benefit)	(18.1)	(4.1)	51.9
Interest credited on deposit contracts	961.7	940.1	941.5
Mortality and expense charges and administrative fees	(137.1)	(122.6)	(115.8)
Changes in:
Accrued investment income	(6.3)	(21.2)	(6.8)
Deferred policy acquisition costs, net	(93.3)	(52.0)	0.5
Future policy benefits	18.0	7.3	(0.6)
Policy and contract claims	(18.1)	(2.3)	(8.7)
Current income taxes	(11.8)	28.3	(36.1)
Other assets and liabilities	(30.5)	(19.8)	(30.6)
Other, net	3.3	5.2	(16.2)
Total adjustments	730.6	813.9	826.9
Net cash provided by (used in) operating activities	986.8	1,042.3	1,037.9
Cash flows from investing activities
Purchases of:
Fixed maturities and marketable equity securities	(5,409.5)	(4,975.2)	(3,674.7)
Other invested assets and investments in limited partnerships	(115.3)	(99.1)	(77.0)
Issuances of mortgage loans	(896.6)	(697.4)	(825.7)
Maturities, calls, paydowns, and other repayments	1,794.8	1,770.0	1,739.1
Sales of:
Fixed maturities and marketable equity securities	2,336.6	2,071.8	1,740.2
Other invested assets and investments in limited partnerships	55.5	8.4	3.1
Repayments of mortgage loans	309.0	248.3	246.9
Other, net	62.3	15.8	4.2
Net cash provided by (used in) investing activities	(1,863.2)	(1,657.4)	(843.9)
Cash flows from financing activities
Policyholder account balances:
Deposits	3,126.6	2,470.9	1,575.3
Withdrawals	(2,006.2)	(1,713.3)	(1,787.0)
Cash dividends paid on common stock	(125.0)	(195.0)	(80.0)
Other, net	(8.2)	(31.9)	(13.4)
Net cash provided by (used in) financing activities	987.2	530.7	(305.1)
Net increase (decrease) in cash and cash equivalents	110.8	(84.4)	(111.1)
Cash and cash equivalents at beginning of period	35.7	120.1	231.2
Cash and cash equivalents at end of period	$146.5	$35.7	$120.1
Supplemental disclosures of cash flow information
Net cash paid during the year for:
Income taxes	75.0	32.0	50.6
Non-cash transactions during the period:
Fixed maturities exchanges	269.7	334.5	111.8
Investments in limited partnerships and capital obligations incurred	9.7	34.3	6.3
See accompanying notes.

6

SYMETRA LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(All amounts in millions, except percentage data, unless otherwise stated)

1. Organization and Description of Business
The accompanying financial statements include, on a consolidated basis, the accounts of Symetra Life Insurance Company (“Symetra Life”) and its three wholly-owned subsidiaries, Symetra National Life Insurance Company, First Symetra National Life Insurance Company of New York, and Symetra Reinsurance Corporation, collectively referred to as “Symetra” or “the Company.” Symetra Life is a stock life insurance company and a wholly-owned subsidiary of Symetra Financial Corporation, a publicly traded Delaware corporation, referred to as “the Parent.” On July 1, 2014, Symetra Life changed its state of domicile (redomesticated) from the state of Washington to the state of Iowa.
Symetra offers products and services that serve the retirement, employment-based benefits and life insurance markets. These products and services are marketed through financial institutions, broker-dealers, benefits consultants, and independent agents and advisors in all states and the District of Columbia. The Company’s principal products include fixed, fixed indexed and variable deferred annuities, single premium immediate annuities, medical stop-loss insurance, limited benefit medical insurance, group life and disability income (DI) insurance, individual life insurance and institutional life insurance including bank-owned life insurance (BOLI) and variable corporate owned life insurance (COLI). The Company also services its block of structured settlement annuities.
2. Summary of Significant Accounting Policies
Basis of Presentation and Use of Estimates
The consolidated financial statements have been prepared in conformity with U.S. generally accepted accounting principles (GAAP). The preparation of financial statements in conformity with GAAP requires the Company to make estimates and assumptions that may affect the amounts reported in the consolidated financial statements and accompanying notes. All significant intercompany transactions and balances between Symetra Life and its subsidiaries have been eliminated. Certain reclassifications have been made to prior year financial information for it to conform to the current period presentation.
The most significant estimates include those used to determine the following: valuation of investments carried at fair value; the balance, recoverability and amortization of deferred policy acquisition costs (DAC) and deferred sales inducements (DSI); and the liabilities for funds held under deposit contracts, future policy benefits, and policy and contract claims. The recorded amounts reflect management’s best estimates, though actual results could differ from those estimates.
Recognition of Insurance Revenue and Related Benefits
The Company’s group insurance policies, which include medical stop-loss, limited benefit medical, and group life and DI, are short duration contracts. Premiums from these products are recognized as revenue when earned over the life of the policy. Policyholder claims are charged to operations as incurred.
Traditional individual life insurance products, including term and whole life insurance products, are long-duration contracts, and the associated premiums and benefits are fixed. Premiums from these products are considered earned and recognized as revenue when due. The Company establishes a reserve for future policy benefits associated with earned premiums, resulting in the recognition of profits over the life of the policy.
Deposits related to universal life (UL) insurance products and investment-type products are credited to policyholder account balances and reflected as liabilities, rather than as premium income, when received. These UL insurance products include BOLI and single-premium life (SPL) insurance. Investment-type products include fixed deferred annuities, single premium immediate annuities (SPIA), and structured settlements.
Revenues from UL insurance and investment type products consist of net investment income on the policyholders’ fund balances, and amounts assessed during the period for cost of insurance, policy administration, and surrender charges. The Company includes the amounts assessed in policy fees, contract charges, and other in the consolidated statements of income. Expenses that are charged to operations for these products include interest credited and claims incurred in excess of related policyholder account balances.
Fees for variable products, including variable annuity, variable life, and variable COLI products, include mortality and expense, policy administration and surrender charges. These fees are charged to policyholders’ accounts based upon the daily net assets of the policyholders’ account values and are recognized in policy fees, contract charges, and other in the consolidated statements of income when assessed.

7

SYMETRA LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(All amounts in millions, except percentage data, unless otherwise stated)

Separate Account Assets and Liabilities
Separate account balances primarily relate to the Company's variable annuity, variable life, and variable COLI products. Separate account assets are reported at fair value and represent funds that are invested on behalf of the Company’s variable product policyholders. The assets of each separate account are legally segregated and are not subject to claims that arise out of the Company’s other business activities. Investment risks associated with market value changes are borne by the policyholder, except to the extent of guaranteed minimum death benefits (GMDB) made by the Company with respect to certain accounts. Net investment income and realized gains and losses accrue directly to the policyholders and are not included in the Company’s revenues. Separate account liabilities represent the policyholder’s account balance in the separate account. Fees charged to policyholders reduce the account value and the Company includes these fees as revenue in the consolidated statements of income.
For variable annuity contracts with GMDB, the Company contractually guarantees death benefits that may exceed the policyholder's account balance. The Company reinsures nearly all of the GMDB risk on its variable annuity contracts.
Funds Held Under Deposit Contracts
Liabilities for fixed annuity contracts and universal life policies, including BOLI, are computed as deposits net of withdrawals made by the policyholder, plus interest amounts credited based on contract specifications, less contract fees and charges assessed.
For SPIAs, including structured settlements, liabilities are based on discounted amounts of estimated future benefits. Future benefits are either fully guaranteed or are contingent on the survivorship of the annuitant. Contingent future benefits are discounted with pricing mortality assumptions, which include provisions for longer life spans over time. The interest rate pattern used to calculate the reserves for SPIAs is set at issue. The interest rates within the pattern vary over time and start with interest rates that prevailed at contract issue. As of December 31, 2014, the weighted-average implied interest rate on the existing book of business was 5.62% and is expected to grade to 6.35% during the next 20 years.
Funds held under deposit contracts also include a liability for the embedded derivative related to the Company's fixed indexed annuity (FIA) policies, which is recorded at fair value. See Note 6 for further discussion of the valuation of the embedded derivative.
Future Policy Benefits
The Company estimates liabilities for future policy benefits for its traditional individual life policies as the present value of expected future policy benefits less future net premiums. The Company selects the net premiums so that the actuarial present value of future benefits equals the actuarial present value of future premiums. The Company sets the interest, mortality, and persistency assumptions in the year of issue and includes a provision for adverse deviation. The provision for adverse deviation is intended to provide coverage for the risk that actual experience may be worse than locked-in best-estimate assumptions. The Company derives mortality assumptions from both company-specific and industry statistics. Future benefits are discounted at interest rates that vary by year of policy issue. These rates are initially set to be consistent with investment rates at the time of issue, and are graded to a lower rate over time. Assumptions are set at the time each product is introduced and are not updated for actual experience unless the total product liability amount is determined to be inadequate to cover future policy benefits.
The Company estimates liabilities for future policy benefits for certain group long-term disability policies as the present value of future benefit payments, net of terminations and recoveries, and discounted at interest rates based on investments rates at the time of disability.
Policy Loans
Policy loans are carried at unpaid principal balances. Policy loans are not granted for amounts in excess of the accumulated cash surrender value of the policy or contract.
Investments in Limited Partnerships
The Company invests in limited partnerships that generate tax benefits. These partnerships are established to invest in low-income housing and other qualifying purposes, where the primary return on investment is in the form of income tax credits (collectively referred to as "tax credit investments"). The Company's investments are primarily accounted for under the equity method and recorded at amortized cost. Amortization is based on the expected performance of the underlying partnership, with amortization recorded as a reduction to net investment income. When the carrying value of an investment exceeds the total

8

SYMETRA LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(All amounts in millions, except percentage data, unless otherwise stated)

amount of remaining tax benefits, the Company records an impairment loss, which is included in other net realized gains (losses) in the consolidated statements of income. For certain partnerships, the Company provides its investment over time, and the present value of any unfunded commitments is included in the asset balance and recorded in other liabilities.
Investments in limited partnerships also include alternative investments (primarily hedge funds) recorded at fair value. The impact of changes in the fair value of alternative investments is recorded in net investment income. The Company elected the fair value option for these investments, regardless of ownership percentage, to standardize the related accounting and reporting.
Variable Interest Entities
The Company performs an ongoing qualitative assessment of its involvement with variable interest entities (VIEs). A VIE is an entity that does not have sufficient equity to finance its own activities without additional financial support, or where investors lack certain characteristics of a controlling financial interest. The Company assesses its contractual, ownership or other interests in a VIE to determine whether it has a variable interest in the entity, and if so, to determine whether the Company has a controlling financial interest and would therefore be considered the primary beneficiary of the VIE. If it is determined the Company is the primary beneficiary of a VIE, the Company includes the assets and liabilities of the VIE in the consolidated financial statements.
The limited partnerships that the Company invests in meet the definition of a VIE. Because the Company, as a limited partner, lacks the ability to direct the activities of any of these partnerships, it is not considered the primary beneficiary and therefore has not consolidated them. The maximum exposure to loss in these VIEs was $262.1 and $271.0 as of December 31, 2014 and 2013, respectively. The maximum exposure to loss includes unconditional commitments to provide future capital contributions.
In the normal course of business, the Company also makes passive investments in structured securities issued by VIEs. These structured securities primarily include residential and commercial mortgage-backed securities. Because the Company lacks the ability to direct the activities that most significantly impact the economic performance of the VIEs, it is not considered the primary beneficiary and therefore does not consolidate them. The Company’s maximum exposure to loss with respect to these investments is limited to the amortized cost of the Company’s investment, which was $4,420.2 and $4,542.6 as of December 31, 2014 and 2013, respectively.
Other Significant Accounting Policies
The following table includes significant accounting policies that are described in other notes to the financial statements, including the number of the note:

Significant Accounting Policy	Note #
Investments	3
Mortgage Loans	4
Derivative Financial Instruments	5
Fair Value of Financial Instruments	6
Deferred Policy Acquisition Costs	7
Deferred Sales Inducements	7
Stock-Based Compensation	8
Reinsurance	9
Liability for Unpaid Claims	10
Income Taxes	12

9

SYMETRA LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(All amounts in millions, except percentage data, unless otherwise stated)

New Accounting Pronouncements

Standard	Description	Date of adoption	Effect on the financial statements or other significant matters
Accounting Pronouncements Not Yet Adopted
ASU 2014-01, Investments (Topic 323) – Equity Method and Joint Ventures: Accounting for Investments in Qualified Affordable Housing (AFH) Projects
This ASU provides companies with the option to elect the proportional method of amortization for AFH investments if certain criteria are met. Under this method, a company would amortize the cost of its investment in proportion to the tax credits and other tax benefits received. Amortization would be presented as a component of income tax expense. The standard does not apply to other types of tax credit investments.
January 1, 2015
The Company will adopt the standard but does not intend to elect the proportional method of amortization for its AFH investments. The adoption of this guidance is not expected to have a material impact on the consolidated financial statements.

3. Investments
Available-for-Sale Securities
The Company classifies its investments in fixed maturities and certain marketable equity securities as available-for-sale and carries them at fair value. Fixed maturities primarily include bonds, mortgage-backed securities and redeemable preferred stock. See Note 6 for information on the valuation of these securities and additional disclosures regarding fair value measurements.
The Company reports net unrealized gains (losses) related to its available-for-sale securities in accumulated other comprehensive income (AOCI) in stockholder's equity, net of related DAC and DSI adjustments and deferred income taxes. The cost of securities sold is determined using the specific-identification method.
The Company reports interest and dividends earned, including prepayment fees or interest-related make whole payments, in net investment income. Interest income for fixed maturities is recognized using the effective yield method. For mortgage-backed securities, the Company recognizes income using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. Quarterly, the Company compares actual prepayments to anticipated prepayments and recalculates the effective yield to reflect actual payments plus anticipated future payments. The Company includes any resulting adjustment in net investment income in the current period.
When the collectibility of interest income for fixed maturities is considered doubtful, any accrued but uncollectible interest is deducted from investment income in the current period. The Company then places the securities on nonaccrual status, and they are not restored to accrual status until all delinquent interest and principal are paid.
Trading Securities
The Company is invested in common stock and, beginning in 2014, exchange traded funds (ETFs), which are classified as trading. Changes in the fair value of the Company’s trading portfolio are recorded in net realized gains (losses) in the consolidated statements of income. Dividends earned on trading securities are reported in net investment income.

10

SYMETRA LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(All amounts in millions, except percentage data, unless otherwise stated)

The following tables summarize the Company’s available-for-sale fixed maturities and marketable equity securities:

	Cost or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
As of December 31, 2014
Fixed maturities:
U.S. government and agencies	$404.8	$6.1	$(1.0)	$409.9
State and political subdivisions	789.7	40.1	(0.6)	829.2
Corporate securities	17,608.9	1,507.4	(86.9)	19,029.4
Residential mortgage-backed securities	2,747.9	155.1	(6.1)	2,896.9
Commercial mortgage-backed securities	1,252.3	72.9	(1.7)	1,323.5
Other debt obligations	534.0	44.5	(0.7)	577.8
Total fixed maturities	23,337.6	1,826.1	(97.0)	25,066.7
Marketable equity securities, available-for-sale	112.9	8.6	(1.0)	120.5
Total	$23,450.5	$1,834.7	$(98.0)	$25,187.2

	Cost or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
As of December 31, 2013
Fixed maturities:
U.S. government and agencies	$331.1	$2.1	$(6.2)	$327.0
State and political subdivisions	748.2	17.6	(14.3)	751.5
Corporate securities	16,359.2	1,083.0	(198.7)	17,243.5
Residential mortgage-backed securities	2,659.7	114.7	(36.4)	2,738.0
Commercial mortgage-backed securities	1,425.7	94.6	(11.7)	1,508.6
Other debt obligations	579.4	39.3	(3.7)	615.0
Total fixed maturities	22,103.3	1,351.3	(271.0)	23,183.6
Marketable equity securities, available-for-sale	129.0	5.9	(0.6)	134.3
Total	$22,232.3	$1,357.2	$(271.6)	$23,317.9
The Company maintains a diversified portfolio of corporate fixed maturity securities across industries. The following table presents the composition of the Company’s corporate securities portfolio by sector:

	As of December 31, 2014		As of December 31, 2013
	Fair Value	% of Total	Fair Value	% of Total
Industrial	$3,449.0	18.1%	$3,229.1	18.7%
Consumer staples	2,822.3	14.8	2,655.1	15.4
Consumer discretionary	2,392.8	12.6	2,172.0	12.6
Health care	2,178.3	11.4	1,695.8	9.8
Utilities	2,130.3	11.2	1,910.7	11.1
Financial	2,042.2	10.7	1,819.2	10.6
Other	4,014.5	21.2	3,761.6	21.8
Total	$19,029.4	100.0%	$17,243.5	100.0%

11

SYMETRA LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(All amounts in millions, except percentage data, unless otherwise stated)

The following tables summarize gross unrealized losses and fair values of the Company’s available-for-sale investments. The tables are aggregated by investment category and present separately those securities that have been in a continuous unrealized loss position for less than twelve months and for twelve months or more.

	Less Than 12 Months			12 Months or More
	Fair Value	Gross Unrealized Losses	# of Securities	Fair Value	Gross Unrealized Losses	# of Securities
As of December 31, 2014
Fixed maturities:
U.S. government and agencies	$38.4	$(0.2)	7	$59.9	$(0.8)	2
State and political subdivisions	9.3	(0.1)	3	39.3	(0.5)	12
Corporate securities	1,335.6	(43.9)	235	1,027.7	(43.0)	75
Residential mortgage-backed securities	191.5	(1.1)	15	232.0	(5.0)	40
Commercial mortgage-backed securities	54.9	(0.2)	4	48.1	(1.5)	8
Other debt obligations	36.7	(0.2)	10	29.9	(0.5)	3
Total fixed maturities	1,666.4	(45.7)	274	1,436.9	(51.3)	140
Marketable equity securities, available-for-sale	14.9	(0.7)	11	3.3	(0.3)	7
Total	$1,681.3	$(46.4)	$285	$1,440.2	$(51.6)	$147

	Less Than 12 Months			12 Months or More
	Fair Value	Gross Unrealized Losses	# of Securities	Fair Value	Gross Unrealized Losses	# of Securities
As of December 31, 2013
Fixed maturities:
U.S. government and agencies	$102.7	$(6.2)	9	$—	$—	—
State and political subdivisions	278.7	(13.9)	44	5.4	(0.4)	3
Corporate securities	3,552.1	(147.5)	258	258.6	(51.2)	42
Residential mortgage-backed securities	671.5	(32.0)	95	52.4	(4.4)	22
Commercial mortgage-backed securities	252.2	(10.8)	17	14.2	(0.9)	9
Other debt obligations	152.0	(3.6)	15	0.6	(0.1)	3
Total fixed maturities	5,009.2	(214.0)	438	331.2	(57.0)	79
Marketable equity securities, available-for-sale	39.7	(0.6)	21	—	—	—
Total	$5,048.9	$(214.6)	$459	$331.2	$(57.0)	$79
Based on National Association of Insurance Commissioners (NAIC) ratings as of December 31, 2014 and 2013, the Company held below-investment-grade fixed maturities with fair values of $1,126.6 and $1,267.5, respectively, and amortized costs of $1,111.9 and $1,229.7, respectively. These holdings amounted to 4.5% and 5.5% of the Company’s investments in fixed maturities at fair value as of December 31, 2014 and 2013, respectively.

12

SYMETRA LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(All amounts in millions, except percentage data, unless otherwise stated)

The following table summarizes the amortized cost and fair value of fixed maturities as of December 31, 2014, by contractual years to maturity. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without penalties.

	Amortized Cost	Fair Value
One year or less	$802.9	$808.8
Over one year through five years	5,416.8	5,828.5
Over five years through ten years	8,914.3	9,255.9
Over ten years	3,783.4	4,494.7
Residential mortgage-backed securities	2,747.9	2,896.9
Commercial mortgage-backed securities	1,252.3	1,323.5
Other asset-backed securities	420.0	458.4
Total fixed maturities	$23,337.6	$25,066.7
The following table summarizes the Company’s net investment income:

	For the Years Ended December 31,
	2014	2013	2012
Fixed maturities	$1,130.0	$1,113.9	$1,121.2
Marketable equity securities, available-for-sale	5.2	3.8	3.4
Marketable equity securities, trading	12.6	11.8	12.9
Mortgage loans	215.7	190.2	172.0
Policy loans	3.5	3.7	3.9
Investments in limited partnerships	(32.6)	(20.5)	(21.4)
Other	4.1	3.8	4.2
Total investment income	1,338.5	1,306.7	1,296.2
Investment expenses	(32.6)	(29.4)	(27.0)
Net investment income	$1,305.9	$1,277.3	$1,269.2

 The following table summarizes the Company’s net realized gains (losses):

	For the Years Ended December 31,
	2014	2013	2012
Fixed maturities:
Gross gains on sales	$32.3	$11.7	$46.0
Gross losses on sales	(7.5)	(19.7)	(27.0)
Net impairment losses recognized in earnings	(14.1)	(17.9)	(29.0)
Other (1)	(12.1)	(2.4)	3.0
Total fixed maturities	(1.4)	(28.3)	(7.0)
Marketable equity securities, trading (2)	55.7	67.2	37.1
Other (3)	(18.0)	(8.9)	(7.2)
DAC and DSI adjustment	1.5	2.7	0.7
Net realized gains (losses)	$37.8	$32.7	$23.6
____________________

(1)	This includes net gains (losses) on calls and redemptions, and changes in the fair value of the Company’s convertible securities.

(2)
This includes net gains (losses) on changes in the fair value of trading securities held as of period end totaling $32.3, $41.7 and $36.1 for the years ended December 31, 2014, 2013 and 2012, respectively.

(3)
This includes net gains (losses) on derivatives not designated for hedge accounting and other instruments including an embedded derivative related to the Company's fixed indexed annuity (FIA) product and other instruments.

13

SYMETRA LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(All amounts in millions, except percentage data, unless otherwise stated)

Other-Than-Temporary Impairments (OTTI)
The Company’s review of available-for-sale investment securities for OTTI includes both quantitative and qualitative criteria. Quantitative criteria include the length of time and amount that each security is in an unrealized loss position (i.e., is underwater) and, for fixed maturities, whether expected future cash flows indicate that a credit loss exists.
While all securities are monitored for impairment, the Company’s experience indicates that, under normal market conditions, securities for which the cost or amortized cost exceeds fair value by less than 20% do not typically represent a significant risk of impairment and, often, fair values recover over time as the factors that caused the declines improve. If the estimated fair value has declined and remained below cost or amortized cost by 20% or more for at least six months, the Company further analyzes the decrease in fair value to determine whether it is an other-than-temporary decline. To make this determination for each security, the Company considers, among other factors:

•	Extent and duration of the decline in fair value below cost or amortized cost;

•
The financial condition and near-term prospects of the issuer of the security, including any specific events that may affect its operations, earnings potential or compliance with terms and covenants of the security;

•	Changes in the financial condition of the security’s underlying collateral;

•	Any downgrades of the security by a rating agency;

•	Nonpayment of scheduled interest, or the reduction or elimination of dividends;

•	Other indications that a credit loss has occurred; and

•
For fixed maturities, the Company’s intent to sell or whether it is more likely than not the Company will be required to sell the fixed maturity prior to recovery of its amortized cost, considering any regulatory developments, prepayment or call notifications and the Company’s liquidity needs.

For fixed maturities, the Company concludes that an OTTI has occurred if a security is underwater and there is an intent to sell the security or if the present value of expected cash flows is less than the amortized cost of the security (i.e., a credit loss exists). Where a credit loss exists, the Company isolates the portion of the total unrealized loss related to a credit loss, which is recognized in realized gains (losses) on the consolidated statements of income, and the remainder is recorded as a non-credit OTTI through other comprehensive income.
In order to determine the amount of the credit loss, the Company calculates the recovery value by discounting its estimate of future cash flows from the security. The discount rate is the original effective yield for corporate securities or current effective yield for mortgage-backed and other structured securities.

Determination of Credit-Related OTTI on Corporate Securities
To determine the recovery value for a corporate security, the Company performs an analysis including, but not limited to, the following:

•	Expected cash flows of the issuer;

•	Fundamentals of the industry in which the issuer operates;

•	Fundamentals of the issuer to determine what the Company would recover if the issuer were to file for bankruptcy or restructure its debt outside of bankruptcy;

•	Expectations regarding defaults and recovery rates;

•	Changes to the rating of the security by a rating agency;

•	Third party guarantees; and

•	Additional available market information.
Determination of Credit-Related OTTI on Structured Securities
To determine the recovery value for a structured security, including residential mortgage-, commercial mortgage- and other asset-backed securities, the Company performs an analysis including, but not limited to, the following:

•	Expected cash flows from the security;

•	Creditworthiness;

•	Delinquency ratios, debt-service coverage, and loan-to-value ratios on the underlying collateral;

14

SYMETRA LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(All amounts in millions, except percentage data, unless otherwise stated)

•	Underlying collateral values, vintage year and level of subordination;

•	Geographic concentrations; and

•	Susceptibility to prepayment and anti-selection due to changes in the interest rate environment.
The largest write-downs recorded through net realized gains (losses) on fixed maturities were related to investments in the following sectors:

	As of December 31,
	2014		2013		2012
	Amount	% of Total	Amount	% of Total	Amount	% of Total
Energy	$8.9	63.1%	$0.7	3.9%	$1.0	3.4%
Materials	2.9	20.6	4.3	24.0	1.7	5.9
U.S. Federal Government (1)	1.2	8.5	5.9	33.0	—	—
Other	1.1	7.8	7.0	39.1	26.3	90.7
Net impairment losses recognized in earnings	$14.1	100.0%	$17.9	100.0%	$29.0	100.0%
____________________

(1)	Impairments on U.S. Federal Government securities are due to the Company's intent to sell.
The following table presents the severity and duration of the gross unrealized losses on the Company’s underwater available-for-sale fixed maturities, after the recognition of OTTI:

	As of December 31, 2014		As of December 31, 2013
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
Fixed maturities
Underwater by 20% or more:
Less than 6 consecutive months	$38.5	$(17.3)	$33.3	$(12.3)
6 consecutive months or more	4.5	(2.8)	26.7	(18.4)
Total underwater by 20% or more	43.0	(20.1)	60.0	(30.7)
All other underwater fixed maturities	3,060.3	(76.9)	5,280.4	(240.3)
Total underwater fixed maturities	$3,103.3	$(97.0)	$5,340.4	$(271.0)
The Company reviewed its available-for-sale fixed maturities with unrealized losses as of December 31, 2014 and 2013 in accordance with its impairment policy and determined, after the recognition of OTTI, that the remaining declines in fair value were temporary. The Company did not intend to sell its underwater securities, and it was not more likely than not that the Company will be required to sell the securities before recovery of cost or amortized cost, which may be maturity. This conclusion is supported by the Company’s spread analyses, cash flow modeling and expected continuation of contractually required principal and interest payments.
As of December 31, 2014, there were $0.2 of gross unrealized losses related to available-for-sale marketable equity securities with a total fair value of $0.7 that were underwater by 20% or more. There were no such securities underwater by 20% or more as of December 31, 2013. As of December 31, 2014 and 2013, the Company has evaluated the near-term prospects of its available-for-sale equity securities with unrealized losses in relation to the severity and duration of the impairment. Based on that evaluation, the Company concluded that it had the ability and intent to hold these investments until a recovery of fair value.

15

SYMETRA LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(All amounts in millions, except percentage data, unless otherwise stated)

Changes in the amount of credit-related OTTI recognized in net income where the portion related to other factors was recognized in other comprehensive income (OCI) were as follows:

	For the Years Ended December 31,
	2014	2013	2012
Balance, beginning of period	$23.1	$36.2	$32.5
Increases recognized in the current period:
For which an OTTI was not previously recognized	1.1	2.9	10.0
For which an OTTI was previously recognized	1.8	2.7	2.1
Decreases attributable to:
Securities sold or paid down during the period	(5.8)	(18.7)	(6.9)
Previously recognized credit losses on securities impaired during the period due to a change in intent to sell (1)	(0.1)	—	(1.5)
Balance, end of period	$20.1	$23.1	$36.2
_________________

(1)	Represents circumstances where the Company determined in the period that it intended to sell the security prior to recovery of its amortized cost.
Summary of Investments – Other than Investments in Related Parties
The following table summarizes investments held by the Company, other than investments in related parties, as of December 31, 2014:

	Cost or Amortized Cost	Fair Value	Amount as shown in Balance Sheet
Type of Investment:
Fixed maturities:
U.S. government and government agencies and authorities	$404.8	$409.9	$409.9
States, municipalities and political subdivisions	789.7	829.2	829.2
Foreign governments	91.4	94.9	94.9
Public utilities	1,849.8	2,072.3	2,072.3
Convertible bonds and bonds with warrants attached	9.4	10.1	10.1
All other corporate bonds	15,472.7	16,642.4	16,642.4
Mortgage-backed securities	4,425.4	4,683.0	4,683.0
Redeemable preferred stock	50.0	43.9	43.9
Total fixed maturities (1)	23,093.2	24,785.7	24,785.7
Marketable equity securities:
Public utilities	1.9	2.4	2.4
Banks, trusts, and insurance companies	340.3	392.3	392.3
Industrial, miscellaneous, and all other	163.8	194.1	194.1
Nonredeemable preferred stock	57.0	57.7	57.7
Total marketable equity securities (2)	563.0	646.5	646.5
Mortgage loans (3)	4,138.2	4,375.8	4,130.1
Policy loans	61.9	61.9	61.9
Other investments (4)	313.5	338.3	350.1
Total investments	$28,169.8	$30,208.2	$29,974.3
_______________

(1)
The amount shown in the consolidated balance sheet for total fixed maturities differs from the cost and fair value presented above, as the consolidated balance sheet includes affiliated fixed maturities with an amortized cost and fair value of $244.4 and $281.0, respectively.

(2)
The amount shown in the consolidated balance sheet for total marketable equity securities differs from the cost and fair value presented above, as the consolidated balance sheet includes affiliated marketable equity securities with a cost and fair value of $3.3 and $6.0, respectively.

(3)
The amount shown in the consolidated balance sheet for mortgage loans differs from the cost presented above, as the amount in the consolidated balance sheet is presented net of a $8.1 allowance for loan losses.

16

SYMETRA LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(All amounts in millions, except percentage data, unless otherwise stated)

(4)
The amount shown in the consolidated balance sheet for other investments differs from the fair value presented above, as the Company’s tax credit investments are presented at amortized cost in the consolidated balance sheet.

4. Mortgage Loans
The Company originates and manages a portfolio of mortgage loans which are secured by first-mortgage liens on income-producing commercial real estate, primarily in the retail, industrial and office building sectors. The Company carries its mortgage loans at outstanding principal balances, adjusted for unamortized deferred fees and costs, net of an allowance for loan losses. Loan origination fees and costs are deferred and amortized over the life of the loan. Interest income, including amortization of deferred fees and expenses, is recorded in net investment income.
The Company’s mortgage loan portfolio is generally diversified by geographic region, loan size and scheduled maturity. As of December 31, 2014, the three states with the largest concentrations of the Company's commercial mortgage loans were California, primarily the Los Angeles area, Texas and Washington. Loans in these states comprised 29.1%, 10.8% and 8.4% of the total portfolio, respectively.
Loans are underwritten based on loan-to-value (LTV) ratios and debt-service coverage ratios (DSCR) as well as detailed market, property and borrower analyses. The Company's mortgage loan portfolio is considered a single portfolio segment and class of financing receivables, which is consistent with how the Company assesses and monitors the risk and performance of the portfolio. A large majority of these loans have personal guarantees, and all mortgaged properties are inspected annually.
Allowance for Mortgage Loans
The allowance for losses on mortgage loans provides for the risk of credit loss inherent in the lending process. The allowance includes a portfolio reserve for probable losses incurred but not specifically identified and, as needed, specific reserves for impaired loans. The allowance for losses on mortgage loans is evaluated at each reporting period and adjustments are recorded when appropriate. To assist in its evaluation of the allowance for loan losses, the Company utilizes the following credit quality indicators to categorize its loans as lower, medium or higher risk:

•	Lower Risk Loans – Loans with an LTV ratio of less than 65%, and a DSCR of greater than 1.50.

•	Medium Risk Loans – Loans that have an LTV ratio of less than 65% but a DSCR below 1.50, or loans with an LTV ratio between 65% and 80%, and a DSCR of greater than 1.50.

•	Higher Risk Loans – Loans with an LTV ratio greater than 80%, or loans which have an LTV ratio between 65% and 80%, and a DSCR of less than 1.50.
Loans are specifically evaluated for impairment if the Company considers it probable that amounts due according to the terms of the loan agreement will not be collected, or the loan is modified in a troubled debt restructuring. The Company establishes specific reserves for these loans when the fair value is less than its carrying value.

The following table sets forth the Company’s mortgage loans by risk category:

	As of December 31, 2014		As of December 31, 2013
	Carrying Value	% of Total	Carrying Value	% of Total
Lower risk	$2,567.0	62.1%	$2,195.1	61.9%
Medium risk	994.2	24.1	843.5	23.8%
Higher risk	571.3	13.8	506.3	14.3%
Credit quality indicator total	4,132.5	100.0%	3,544.9	100.0%
Loans specifically evaluated for impairment (1)	2.0		2.0
Other (2)	(4.4)		(5.9)
Total	$4,130.1		$3,541.0
________________

(1)	As of December 31, 2014 and 2013, reserve amounts of $0.2 and $0.2, respectively, were held for loans specifically evaluated for impairment.

(2)	Includes the allowance for loan losses and deferred fees and costs.
In developing its portfolio reserve for incurred but not specifically identified losses, the Company evaluates loans by risk category and considers its past loan experience, commercial real estate market conditions, and third party data for expected losses on loans with similar LTV ratios and DSCRs. Each loan’s LTV ratio and DSCR is updated annually, primarily during the third quarter. In developing its provision for specifically identified loans, a market valuation on the collateral is performed to determine if a reserve is necessary.

17

SYMETRA LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(All amounts in millions, except percentage data, unless otherwise stated)

The following table summarizes the activity in the Company’s allowance for mortgage loan losses, which includes portfolio and specific reserves:

	For the Years Ended December 31,
	2014	2013	2012
Allowance at beginning of period	$8.1	$7.9	$7.4
Provision for specific loans	—	0.2	1.2
Provision for loans not specifically identified	—	—	0.8
Charge-offs	—	—	(1.5)
Allowance at end of period	$8.1	$8.1	$7.9
Non-performing loans, defined generally as those in default, close to being in default or more than 90 days past due, are placed on non-accrual status. As of December 31, 2014, one loan with an outstanding balance of $1.5 was considered non-performing. There were no such loans as of December 31, 2013.
5. Derivative Instruments
The Company uses derivative financial instruments to hedge certain portions of its exposure to equity market risk, interest rate risk and foreign currency exchange risk. Derivative financial instruments currently held consist primarily of Standard & Poor’s 500 Index® (S&P 500) options, interest rate swaps, foreign currency swaps and foreign currency forwards. Derivative instruments may be exchange-traded or contracted in the over-the-counter (OTC) market. The Company has established policies for managing its derivatives, including prohibitions on derivatives market-making and other speculative derivatives activities. All of the Company’s derivative financial instruments are individually recognized at fair value as either assets within other invested assets, or liabilities within other liabilities in the consolidated balance sheets.
The accounting for changes in the fair value of derivative instruments depends on whether it qualifies and has been designated for hedge accounting. To qualify for hedge accounting treatment, a derivative must be highly effective in mitigating the designated risk of the hedged item. Effectiveness of the hedge is formally assessed at inception and throughout the life of the hedging relationship.
When a derivative is designated as a cash flow hedge and is determined to be highly effective, changes in its fair value are recorded as a component of OCI and reclassified into net income in the same period during which the hedged transaction affects net income. Any hedge ineffectiveness is recorded in the consolidated statements of income within net realized gains (losses). If a derivative instrument does not qualify, or is not designated for hedge accounting, the changes in its fair value are recorded in the consolidated statements of income within net realized gains (losses).
The Company prospectively discontinues hedge accounting when: (1) the criteria to qualify for hedge accounting is no longer met (e.g., the derivative is no longer highly effective in offsetting the change in cash flows of a hedged item); (2) the derivative expires, is sold, terminated or exercised; or (3) the derivative is de-designated as a hedging instrument. If it is determined that a derivative no longer qualifies as an effective hedge, the derivative continues to be carried in the consolidated balance sheets at its fair value, with changes in fair value recognized prospectively in income.
The Company also issues fixed indexed annuity contracts that contain embedded derivatives, which are recorded at fair value in funds held under deposit contracts in the consolidated balance sheets.

18

SYMETRA LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(All amounts in millions, except percentage data, unless otherwise stated)

Derivative Exposure
The following table sets forth the fair value of the Company’s derivative instruments. In the consolidated balance sheets, derivative contracts in an asset position are included in other invested assets, derivative contracts in a liability position are included in other liabilities, and embedded derivative liabilities are included in funds held under deposit contracts.

	As of December 31, 2014			As of December 31, 2013
		Fair Value			Fair Value
	Notional Amount	Assets	Liabilities	Notional Amount	Assets	Liabilities
Derivatives designated as hedges
Cash flow hedges:
Interest rate swaps	$158.5	$5.4	$—	$97.1	$4.6	$—
Foreign currency swaps	638.6	14.9	10.2	440.4	—	28.4
Total derivatives designated as hedges	$797.1	$20.3	$10.2	$537.5	$4.6	$28.4
Derivatives not designated as hedges
Equity index options	$2,055.9	$71.0	$0.1	$1,060.9	$38.8	$1.6
Foreign currency forwards	18.3	0.1	—	49.3	0.3	0.4
Embedded derivatives	—	—	230.1	—	—	92.1
Other derivatives	25.3	0.2	0.4	66.0	0.3	—
Total derivatives not designated as hedges	2,099.5	71.3	230.6	1,176.2	39.4	94.1
Total derivatives	$2,896.6	$91.6	$240.8	$1,713.7	$44.0	$122.5
Equity Market Contracts and Embedded Derivatives
The Company uses call options, mainly based on the S&P 500, as part of its equity market risk management strategy. The Company offers a FIA contract that permits the contract holder to allocate all or a portion of their account value to an equity market component, where interest credited to the contract is linked to index performance, subject to caps set by the Company. The contract holders may elect to rebalance index options at renewal dates, typically annually. As of each renewal date, the Company has the opportunity to re-price the indexed component by establishing cap rates, subject to minimum guarantees. The Company transacts in call options that are correlated to the portfolio allocation decisions of the contract holders, such that the Company is economically hedged with respect to equity returns for the current interest term. These derivatives are not designated for hedge accounting.
The index-based crediting feature in these contracts is an embedded derivative instrument that is bifurcated from the host contract for measurement purposes, because it possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract. The embedded derivative, which is reported with the host instrument as funds held under deposit contracts in the consolidated balance sheets, is carried at fair value with changes in fair value recognized in net realized gains (losses).
Foreign Currency Contracts
The Company uses foreign currency swaps and forwards as part of its foreign currency risk management strategy, to reduce risks from changes in currency exchange rates with respect to the Company's investments denominated in foreign currencies. In a foreign currency swap transaction, the Company agrees with other parties to exchange, at specified intervals, one currency for another at a specified rate of exchange. Generally, the notional amount of each currency is exchanged at the maturity of the currency swap by each party. These derivatives qualify and are designated as cash flow hedges, and accumulated gains (losses) are reclassified into income when interest and principal payments on the underlying foreign bonds are received.
The Company is invested in foreign currency forwards to hedge exposure related to purchases of foreign denominated equities and fixed maturities. The Company invests in foreign currency forwards to economically hedge its exposure related to foreign currency-denominated fixed maturity purchases until a foreign currency swap is executed. In a foreign currency forward transaction, the Company agrees with other parties to deliver a specified amount of an identified currency at a specified future date. The price is agreed upon at the time of the contract and payment for such a contract is made at the specified future date. In general, the Company is selling a foreign currency and receiving U.S. dollars to protect against fluctuations in exchange rates over a short period of time. These derivatives are not designated for hedge accounting.

19

SYMETRA LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(All amounts in millions, except percentage data, unless otherwise stated)

Interest Rate Swaps
The Company uses interest rate swaps as part of its interest rate risk management strategy. In an interest rate swap, the Company agrees with other parties to exchange, at specified intervals, the difference between floating-rate and fixed-rate interest amounts calculated by reference to an agreed upon notional principal amount. The Company primarily uses interest rate swaps to synthetically convert variable rate fixed maturities to fixed rate securities. These derivatives qualify and are designated as cash flow hedges, and accumulated gains (losses) are reclassified into income when interest payments on the underlying bonds are received.
Collateral Arrangements and Offsetting of Financial Instruments
The Company’s derivative contracts are typically governed by an International Swaps and Derivatives Association (ISDA) Master Agreement, except for foreign currency forwards which do not require an ISDA. For each ISDA, the Company and the counterparty have also entered into a credit support annex (CSA) to reduce the risk of counterparty default in derivative transactions by requiring the posting of cash collateral or other financial assets. The CSA requires either party to post collateral when net exposures from all derivative contracts between the parties exceed pre-determined contractual thresholds, which vary by counterparty. The amount of net exposure is the difference between the derivative contract’s fair value and the fair value of the collateral held for such agreements with each counterparty. Collateral amounts required to be posted or received are determined daily based on the net exposure with each counterparty under a master netting agreement. The Company does not offset recognized collateral amounts pledged or received against the fair value amounts recognized for derivative contracts.
In the consolidated balance sheets, the Company recognizes cash collateral received in cash and cash equivalents, and the obligation to return cash collateral in other liabilities. Non-cash collateral received is not recognized in the consolidated balance sheets. In the event of default, the counterparty relinquishes claim to the assets pledged as collateral, and the Company recognizes the collateral as its own asset recorded at fair value, or, in the case of cash collateral, derecognizes its obligation to return collateral.
The following tables present the potential effect of netting arrangements by counterparty on the Company’s consolidated balance sheets:

	As of December 31, 2014
		Gross Amount of Collateral (Received) Posted
	Fair Value Presented in the Balance Sheets	Financial Instruments	Cash Collateral	Net Amount
Counterparty:
Assets:
A	$12.0	$—	$(12.0)	$—
B	20.2	—	(14.0)	6.2
C	12.0	—	(12.0)	—
D	14.9	—	(14.9)	—
F	24.0	—	(24.0)	—
Other	8.5	—	(6.7)	1.8
Total derivative assets	$91.6	$—	$(83.6)	$8.0

20

SYMETRA LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(All amounts in millions, except percentage data, unless otherwise stated)

	As of December 31, 2014
		Gross Amount of Collateral Received (Posted)
	Fair Value Presented in the Balance Sheets	Financial Instruments	Cash Collateral	Net Amount
Counterparty:
Liabilities:
A	$1.2	$—	$—	$1.2
B	6.7	(1.9)	(0.7)	4.1
E	2.4	—	—	2.4
Other	0.4	—	—	0.4
Total derivative liabilities (1)	$10.7	$(1.9)	$(0.7)	$8.1
_______________________

(1)	Excludes $230.1 of embedded derivatives which have no counterparty.

	As of December 31, 2013
		Gross Amount of Collateral (Received) Posted
	Fair Value Presented in the Balance Sheets	Financial Instruments	Cash Collateral	Net Amount
Counterparty:
Assets:
A	$4.4	$—	$(0.2)	$4.2
B	11.0	—	(3.0)	8.0
C	17.7	—	(17.4)	0.3
D	9.1	—	(6.9)	2.2
Other	1.8	—	—	1.8
Total derivative assets	$44.0	$—	$(27.5)	$16.5

	As of December 31, 2013
		Gross Amount of Collateral Received (Posted)
	Fair Value Presented in the Balance Sheets	Financial Instruments	Cash Collateral	Net Amount
Counterparty:
Liabilities:
A	$5.3	$—	$—	$5.3
B	16.9	—	(0.2)	16.7
E	5.1	(2.8)	—	2.3
Other	3.1	—	—	3.1
Total derivative liabilities (1)	$30.4	$(2.8)	$(0.2)	$27.4
_______________________

(1)	Excludes $92.1 of embedded derivatives which have no counterparty.

21

SYMETRA LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(All amounts in millions, except percentage data, unless otherwise stated)

Derivatives Designated as Hedges
The following table presents the amount of gain (loss) recognized in OCI on derivatives that qualify as cash flow hedges:

	For the Years Ended December 31,
	2014	2013	2012
Interest rate swaps	$3.6	$(2.8)	$4.1
Foreign currency swaps	34.5	(24.0)	(4.3)
Total	$38.1	$(26.8)	$(0.2)
See Note 8 for amounts reclassified out of AOCI into net income for the years ended December 31, 2014, 2013 and 2012. The Company expects to reclassify net gains of $6.7 from AOCI into net income in the next 12 months. Actual amounts may vary from this estimate as a result of market conditions.
As of December 31, 2014, the maximum term over which the Company is hedging its exposure to the variability in future cash flows is approximately fifteen years. The Company recorded no ineffectiveness for cash flow hedging relationships for the years ended December 31, 2014, 2013 or 2012.
Derivatives Not Designated as Hedges
The following table shows the effect of derivatives not designated as hedges in the consolidated statements of income, which is recorded in net realized gains (losses):

	For the Years Ended December 31,
	2014	2013	2012
Equity index options	$33.4	$21.4	$0.4
Foreign currency forwards	1.3	0.9	(0.4)
Embedded derivatives	(38.7)	(23.0)	(1.2)
Other derivatives	2.5	(1.9)	(0.3)
Total	$(1.5)	$(2.6)	$(1.5)
6. Fair Value of Financial Instruments
The Company determines the fair value of its financial instruments based on the fair value hierarchy, which favors the use of observable inputs over the use of unobservable inputs when measuring fair value. The Company has categorized its financial instruments into the three-level hierarchy, which gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The level to which a fair value measurement falls is assigned based on the lowest-level input that is significant to the measurement. The fair value measurements for the Company’s financial instruments are categorized as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical instruments. This category primarily consists of exchange-traded marketable equity securities and mutual fund investments.

•
Level 2 — Quoted prices for similar instruments in active markets and model-derived valuations whose inputs are observable. This category includes those financial instruments that are valued using industry-standard pricing methodologies or models. All significant inputs are observable or derived from observable information in the marketplace. Financial instruments in this category primarily include corporate fixed maturities and mortgage-backed securities.

•
Level 3 — Fair value estimates whose significant inputs are unobservable. This includes financial instruments for which fair value is estimated based on industry-standard pricing methodologies and internally developed models utilizing significant inputs not based on or corroborated by readily available market information. In limited circumstances, this may also utilize estimates based on non-binding broker quotes. This category primarily consists of funds held under deposit contracts and mortgage loans.

22

SYMETRA LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(All amounts in millions, except percentage data, unless otherwise stated)

The following tables present the fair value of the Company’s financial instruments classified by the valuation hierarchy described above. The financial instruments are separated between those measured at fair value on a recurring basis and those not carried at fair value, but for which disclosure of fair value is required.

	As of December 31, 2014
	Carrying Amount	Fair Value	Level 1	Level 2	Level 3
Measured at fair value on a recurring basis:
Financial assets:
Fixed maturities, available-for-sale:
U.S. government and agencies	$409.9	$409.9	$—	$409.9	$—
State and political subdivisions	829.2	829.2	—	829.2	—
Corporate securities	19,029.4	19,029.4	—	18,957.8	71.6
Residential mortgage-backed securities	2,896.9	2,896.9	—	2,896.9	—
Commercial mortgage-backed securities	1,323.5	1,323.5	—	1,321.0	2.5
Other debt obligations	577.8	577.8	—	506.1	71.7
Total fixed maturities, available-for-sale	25,066.7	25,066.7	—	24,920.9	145.8
Marketable equity securities, available-for-sale	120.5	120.5	62.8	57.7	—
Marketable equity securities, trading	532.0	532.0	531.6	—	0.4
Investments in limited partnerships, alternative investments	20.1	20.1	—	—	20.1
Other invested assets:
Equity index options	71.0	71.0	—	68.6	2.4
Other	20.6	20.6	—	20.6	—
Total other invested assets	91.6	91.6	—	89.2	2.4
Total investments carried at fair value	25,830.9	25,830.9	594.4	25,067.8	168.7
Separate account assets	949.8	949.8	949.8	—	—
Total assets at fair value	$26,780.7	$26,780.7	$1,544.2	$25,067.8	$168.7
Financial liabilities:
Embedded derivatives	230.1	230.1	—	—	230.1
Foreign currency swaps	10.2	10.2	—	10.2	—
Total liabilities at fair value	$240.3	$240.3	$—	$10.2	$230.1

Subject to fair value disclosure requirements:
Financial assets:
Mortgage loans	$4,130.1	$4,375.8	$—	$—	$4,375.8
Investments in limited partnerships, tax credit investments	238.4	226.6	—	226.6	—
Cash and cash equivalents	146.5	146.5	146.5	—	—
Financial liabilities:
Funds held under deposit contracts (1):
Deferred annuities	$13,686.8	$14,004.2	$—	$—	$14,004.2
Income annuities	6,564.0	8,500.2	—	—	8,500.2
_______________________

(1)	The carrying value of this balance excludes $6,388.7 of liabilities related to insurance contracts and embedded derivatives.

23

SYMETRA LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(All amounts in millions, except percentage data, unless otherwise stated)

	As of December 31, 2013
	Carrying Amount	Fair Value	Level 1	Level 2	Level 3
Measured at fair value on a recurring basis:
Financial assets:
Fixed maturities, available-for-sale:
U.S. government and agencies	$327.0	$327.0	$—	$309.6	$17.4
State and political subdivisions	751.5	751.5	—	751.5	—
Corporate securities	17,243.5	17,243.5	—	17,215.5	28.0
Residential mortgage-backed securities	2,738.0	2,738.0	—	2,737.8	0.2
Commercial mortgage-backed securities	1,508.6	1,508.6	—	1,502.8	5.8
Other debt obligations	615.0	615.0	—	486.2	128.8
Total fixed maturities, available-for-sale	23,183.6	23,183.6	—	23,003.4	180.2
Marketable equity securities, available-for-sale	134.3	134.3	77.4	56.9	—
Marketable equity securities, trading	474.4	474.4	474.1	—	0.3
Other invested assets	44.0	44.0	—	5.2	38.8
Total investments carried at fair value	23,836.3	23,836.3	551.5	23,065.5	219.3
Separate account assets	978.4	978.4	978.4	—	—
Total assets at fair value	$24,814.7	$24,814.7	$1,529.9	$23,065.5	$219.3
Financial liabilities:
Embedded derivatives	92.1	92.1	—	—	92.1
Total liabilities at fair value	$92.1	$92.1	$—	$—	$92.1

Subject to fair value disclosure requirements:
Financial assets:
Mortgage loans	$3,541.0	$3,664.6	$—	$—	$3,664.6
Investments in limited partnerships, tax credit investments	265.1	258.0	—	258.0	—
Cash and cash equivalents	35.7	35.7	35.7	—	—
Financial liabilities:
Funds held under deposit contracts (1):
Deferred annuities	$12,017.0	$11,884.2	$—	$—	$11,884.2
Income annuities	6,550.4	7,590.0	—	—	7,590.0
_______________________

(1)	The carrying value of this balance excludes $6,111.6 of liabilities related to insurance contracts and embedded derivatives.
Financial Instruments Measured at Fair Value on a Recurring Basis
Fixed Maturities
The vast majority of the Company’s fixed maturities have been classified as Level 2 measurements. To make this assessment, the Company determines whether the market for a security is active and if significant pricing inputs are observable. The Company predominantly utilizes third party independent pricing services to assist management in determining the fair value of its fixed maturity securities. As of December 31, 2014 and 2013, respectively, pricing services provided prices for 96.0% and 96.5% of the Company’s fixed maturities.
As of December 31, 2014, the Company had $929.0 or 3.7%, of its fixed maturities invested in private placement securities. The use of significant observable inputs in determining the fair value of the Company’s investments in private placement securities resulted in the classification of $870.7, or 93.7%, as Level 2 measurements as of December 31, 2014. As of December 31, 2013, the Company had $653.7, or 2.8%, of its fixed maturities invested in private placement securities, of which $635.6, or 97.2%, were classified as Level 2 measurements.

24

SYMETRA LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(All amounts in millions, except percentage data, unless otherwise stated)

Corporate Securities
As of December 31, 2014 and 2013, the fair value of the Company’s corporate securities classified as Level 2 measurements was $18,957.8 and $17,215.5, respectively. The following table presents additional information about the composition of the Level 2 corporate securities:

	As of December 31, 2014			As of December 31, 2013
	Amount	% of Total	# of Securities	Amount	% of Total	# of Securities
Significant security sectors
Industrial	$3,449.0	18.2%	226	$3,229.1	18.8%	223
Consumer staples	2,815.9	14.9	162	2,655.1	15.4	159
Consumer discretionary	2,392.8	12.6	199	2,172.0	12.6	184
Health care	2,143.6	11.3	122	1,687.5	9.8	111
Utilities	2,109.8	11.1	154	1,891.0	11.0	146
Financials	2,032.2	10.7	162	1,819.2	10.6	158

Weighted-average coupon rate	5.31%			5.62%
Weighted-average remaining years to contractual maturity	9.1			9.6
The majority of corporate securities classified as Level 2 measurements are priced by independent pricing services utilizing evaluated pricing models. Because many corporate securities do not trade on a daily basis, evaluated pricing models apply available information through processes such as benchmark curves, benchmarking of like securities, sector groupings and matrix pricing to prepare valuations. The significant inputs for security evaluations include benchmark yields, reported trades, broker-dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers and other reference data, including market research publications.
As of December 31, 2014 and 2013, $770.6, or 4.1%, and $523.5, or 3.0%, respectively, of Level 2 corporate securities were privately placed. These securities were valued using a matrix pricing approach. The significant inputs to the measurement are the base credit spread, treasury yield and expected future cash flows of the security, which are all observable inputs. The base spread is determined based on trades of similar publicly-traded securities, and the expected future cash flows are based on the contractual terms of the security. The valuation approach also incorporates an illiquidity spread, determined based on premiums demanded by investors for privately placed securities. The illiquidity spread is an unobservable input, which ranges from 0 to 60 basis points and is based on the credit quality of the security. The illiquidity spread does not significantly impact the resulting valuation and thus management does not believe it prohibits Level 2 classification.
Residential Mortgage-backed Securities
As of December 31, 2014 and 2013, the fair value of the Company’s residential mortgage-backed securities (RMBS) classified as Level 2 measurements was $2,896.9 and $2,737.8, respectively. These securities were primarily fixed-rate, with a weighted-average coupon rate of 4.19% and 4.39% as of December 31, 2014 and 2013, respectively.
Level 2 RMBS securities are priced by pricing services that utilize evaluated pricing models. Because many RMBS do not trade on a daily basis, evaluated pricing models apply available information through processes such as benchmark curves, benchmarking of like securities, sector groupings and matrix pricing to prepare evaluations. The significant observable inputs for security evaluations include benchmark yields, reported trades, broker-dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers and other reference data, including market research publications. In addition, the pricing services use models and processes to develop prepayment and interest rate scenarios. The pricing services monitor market indicators, industry and economic events, and their models take into account market convention.

25

SYMETRA LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(All amounts in millions, except percentage data, unless otherwise stated)

Agency securities comprised 87.8% and 89.1% of the Company’s Level 2 RMBS as of December 31, 2014 and 2013, respectively. The following table presents additional information about the composition of the Level 2 non-agency RMBS securities:

	As of December 31, 2014		As of December 31, 2013
	Fair Value	% of Total	Fair Value	% of Total
Highest rating agency rating:
AAA	$159.6	45.1%	$42.5	14.3%
AA through BBB	56.1	15.9	88.0	29.5
BB & below	138.1	39.0	167.8	56.2
Total non-agency RMBS	$353.8	100.0%	$298.3	100.0%
Non-agency RMBS with super senior subordination	$240.4	67.9%	$178.3	59.8%
As of December 31, 2014 and 2013, the Company’s non-agency Level 2 RMBS had a weighted-average credit enhancement of 9.0% and 8.8%, respectively. As of December 31, 2014 and 2013, $72.8 and $110.3, or 20.6% and 37.0%, respectively, of the Company’s non-agency Level 2 RMBS had an origination or vintage year of 2004 and prior. The underlying collateral in years prior to 2005 is considered higher quality as underwriting standards were more stringent.
Commercial Mortgage-backed Securities
As of December 31, 2014 and 2013, the fair value of the Company’s commercial mortgage-backed securities (CMBS) classified as Level 2 measurements was $1,321.0 and $1,502.8, respectively. The weighted-average coupon rate on these securities was 4.66% and 4.83% as of December 31, 2014 and 2013, respectively.
Level 2 CMBS securities are priced by pricing services that utilize evaluated pricing models. Because many CMBS do not trade on a daily basis, evaluated pricing models apply available information through processes, such as benchmark curves, benchmarking of like securities, sector groupings and matrix pricing to prepare evaluations. The significant observable inputs for security evaluations include benchmark yields, reported trades, broker-dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers, new issues, monthly payment information and other reference data, including market research publications.
The Company’s Level 2 CMBS securities were primarily non-agency securities, which comprised 87.7% and 83.2% of Level 2 CMBS as of December 31, 2014 and 2013, respectively. The non-agency Level 2 CMBS had an estimated weighted-average credit enhancement of 32.8% and 31.4% as of December 31, 2014 and 2013, respectively, and 96.8% and 98.7% were in the most senior tranche as of December 31, 2014 and 2013, respectively.
The following table presents additional information about the composition of the underlying collateral of Level 2 non-agency CMBS securities:

	As of December 31, 2014	As of December 31, 2013
	% of Total	% of Total
Significant underlying collateral locations:
New York	24.4%	21.5%
California	10.6	11.6
Florida	7.8	7.4
Texas	7.1	7.3
Significant underlying collateral property types:
Office buildings	33.3%	32.2%
Retail shopping centers	29.9	31.4

Marketable Equity Securities
Marketable equity securities are investments in common stock (mainly in publicly traded companies), ETFs, and certain nonredeemable preferred stocks. When the fair values of the Company’s marketable equity securities are based on quoted market prices in active markets for identical assets, they are classified as Level 1 measurements. The fair values of nonredeemable preferred stocks are determined by pricing services utilizing evaluated pricing models and are classified as a Level 2 measurement. These valuations are created based on benchmark curves using industry standard inputs and exchange prices of underlying securities and common stock of the same issuer.

26

SYMETRA LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(All amounts in millions, except percentage data, unless otherwise stated)

Investments in Limited Partnerships
Investments in limited partnerships recorded at fair value relate to the Company's alternative investments. The fair value is approximated based upon the Company’s proportionate interest in the underlying partnership or fund’s net asset values (NAV). The Company is subject to restrictions on redemption for these investments and, as such, classifies them as a Level 3 measurement.
Equity Index Options
Equity index options consist primarily of S&P 500 options. As of December 31, 2014, the fair values of these index options were determined using option pricing models. Significant inputs include index implied volatilities, index dividend yields, index prices, a risk-free rate, option term and option strike price. As these inputs are observable, the equity index options are classified as a Level 2 measurement.
Separate Accounts
Separate account assets are primarily invested in mutual funds with published NAVs, which are classified as a Level 1 measurement.
Embedded Derivatives
Embedded derivatives relate to the Company’s FIA product, which credits interest to the policyholder’s account balance based on increases in selected indexes, primarily the S&P 500. See Note 5 for further discussion of the embedded derivative. The fair value reflects the excess of the projected benefits based on the indexed fund value over the projected benefits based on the guaranteed fund value. The excess benefits are projected using best estimates for surrenders, mortality and indexed fund interest, and discounted at a risk-free rate plus a spread for nonperformance and policyholder behavior risk. Because the estimates utilize significant unobservable inputs, the Company classifies the embedded derivatives as a Level 3 measurement.
Foreign Currency Swaps
Foreign currency swaps are valued using an income approach. These swaps are priced utilizing a discounted cash flow model. The significant inputs include the projected cash flows, currency spot rates, swap yield curve and cross currency basis curve. As these inputs are observable, the foreign currency swaps are classified as a Level 2 measurement.
Other Financial Instruments Subject to Fair Value Disclosure Requirements
Cash and cash equivalents consist of demand bank deposits and short-term highly liquid investments with original maturities of three months or less at the time of purchase. Cash equivalents, which are reported at cost and approximate fair value, were $16.6 and $29.5 as of December 31, 2014 and 2013, respectively. These are classified as a Level 1 measurement.
The fair value of the Company’s mortgage loans are measured by discounting the projected future cash flows using the current rate at which the loans would be made to borrowers with similar credit ratings and for the same maturities. Because these estimates utilize significant unobservable inputs, mortgage loans are classified as a Level 3 measurement.
The fair value of the Company’s investments in limited partnerships associated with tax credit investments are estimated based on the discounted cash flows over the remaining life of the tax credits, using the original internal rate of return for each investment. As these inputs are considered observable, investments in limited partnerships are classified as a Level 2 measurement.
The fair values of funds held under deposit contracts related to investment-type contracts are estimated based on the present value of the discounted cash flows. Cash flows were projected using best estimates for lapses, mortality and expenses, and discounted at a risk-free rate plus a spread for nonperformance and policyholder behavior risk. Because these estimates utilize significant unobservable inputs, the Company classifies funds held under deposit contracts as a Level 3 measurement.

27

SYMETRA LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(All amounts in millions, except percentage data, unless otherwise stated)

Rollforward of Financial Instruments Measured at Fair Value on a Recurring Basis Using Significant Unobservable Inputs (Level 3)
The following tables present additional information about financial instruments measured at fair value on a recurring basis and for which the Company has utilized significant unobservable inputs (Level 3) to determine fair value for the years ended December 31, 2014 and 2013:

						Unrealized Gains (Losses) Included in:
	Balance as of January 1, 2014	Purchases and issues(1)	Sales and settlements(1)	Transfers In and/or (Out) of Level 3(2)	Other(3)	Net Income(4)	Other Comprehensive Income (Loss)	Realized Gains (Losses)(4)	Balance as of December 31, 2014
Financial Assets:
Fixed maturities, available-for-sale:
U.S. government and agencies	$17.4	$—	$—	$(17.4)	$—	$—	$—	$—	$—
Corporate securities	28.0	41.4	—	—	(0.7)	—	2.9	—	71.6
Residential mortgage-backed securities	0.2	—	(0.1)	—	(0.1)	—	—	—	—
Commercial mortgage-backed securities	5.8	—	—	—	(3.3)	—	—	—	2.5
Other debt obligations	128.8	—	—	(56.9)	(1.3)	—	1.1	—	71.7
Total fixed maturities, available-for-sale	180.2	41.4	(0.1)	(74.3)	(5.4)	—	4.0	—	145.8
Marketable equity securities, trading	0.3	—	—	—	0.3	(0.2)	—	—	0.4
Investments in limited partnerships	—	25.0	—	—	—	(4.9)	—	—	20.1
Other invested assets:
Equity index options	38.8	2.5	—	(37.0)	(1.6)	(0.1)	—	(0.2)	2.4
Other	—	1.7	—	—	(2.4)	0.1	—	0.6	—
Total other invested assets	38.8	4.2	—	(37.0)	(4.0)	—	—	0.4	2.4
Total Level 3 assets	$219.3	$70.6	$(0.1)	$(111.3)	$(9.1)	$(5.1)	$4.0	$0.4	$168.7
Financial Liabilities:
Embedded derivatives	92.1	100.6	(1.3)	—	—	38.7	—	—	230.1
Total Level 3 liabilities	$92.1	$100.6	$(1.3)	$—	$—	$38.7	$—	$—	$230.1

28

SYMETRA LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(All amounts in millions, except percentage data, unless otherwise stated)

						Unrealized Gains (Losses) Included in:
	Balance as of January 1, 2013	Purchases and issues(1)	Sales and settlements(1)	Transfers In and/or (Out) of Level 3(2)	Other(3)	Net Income(4)	Other Comprehensive Income	Realized Gains (Losses)(4)	Balance as of December 31, 2013
Financial Assets:
Fixed maturities, available-for-sale:
U.S. government and agencies	$—	$18.0	$—	$—	$—	$—	$(0.6)	$—	$17.4
Corporate securities	38.9	—	—	6.2	(13.6)	—	(3.4)	(0.1)	28.0
Residential mortgage-backed securities	—	—	—	0.2	(0.1)	—	0.1	—	0.2
Commercial mortgage-backed securities	18.8	—	—	—	(12.5)	—	(0.5)	—	5.8
Other debt obligations	73.0	91.7	—	(28.7)	(2.3)	—	(4.9)	—	128.8
Total fixed maturities, available-for-sale	130.7	109.7	—	(22.3)	(28.5)	—	(9.3)	(0.1)	180.2
Marketable equity securities, available-for-sale	5.0	—	—	(5.0)	—	—	—	—	—
Marketable equity securities, trading	0.1	—	—	—	—	0.2	—	—	0.3
Other invested assets	5.0	26.1	—	—	(13.6)	14.4	—	6.9	38.8
Total Level 3 assets	$140.8	$135.8	$—	$(27.3)	$(42.1)	$14.6	$(9.3)	$6.8	$219.3
Financial Liabilities:
Embedded derivatives	14.1	55.2	(0.2)	—	—	23.0	—	—	92.1
Total Level 3 liabilities	$14.1	$55.2	$(0.2)	$—	$—	$23.0	$—	$—	$92.1
_______________

(1)	Issues and settlements are related to the Company’s embedded derivative liabilities.

(2)
Transfers into and/or out of Level 3 are reported at the value as of the beginning of the period in which the transfer occurs. Gross transfers into Level 3 were $27.4 and $6.9 for the years ended December 31, 2014 and 2013. Gross transfers out of Level 3 were $(138.7) and $(34.2) for the years ended December 31, 2014 and 2013, respectively, related to fixed maturities for which observable inputs became available. Additionally, transfers out included a change in valuation methodology for equity index options during the first quarter of 2014 to a method that uses significant observable inputs. Such securities are now classified as Level 2.

(3)	Other is comprised of transactions such as pay downs, calls, amortization and redemptions.

(4)
Realized and unrealized gains and losses for investments in limited partnerships are included in net investment income. All other realized and unrealized gains and losses recognized in net income are included in net realized gains (losses). Amounts shown for financial liabilities are (gains) losses in net income.

7. Deferred Policy Acquisition Costs and Deferred Sales Inducements
Deferred Policy Acquisition Costs
The Company defers costs that are directly related to the successful acquisition or renewal of insurance contracts. These primarily include commissions, distribution costs directly related to production, third-party underwriting costs and the portion of salaries and benefits directly related to processing successful new and renewal contracts. All other acquisition-related costs, including costs incurred for soliciting potential customers, managing the distribution and underwriting functions, training, administration, unsuccessful acquisition or renewal efforts, market research and product development are not deferrable and are expensed in the period incurred.
The Company amortizes deferred acquisition costs for deferred annuity contracts and universal life insurance policies over the lives of the contracts or policies in proportion to the estimated future gross profits. The Company makes assumptions as to lapse rates, mortality experience, maintenance expenses, crediting rates, and investment performance. Actual profits can vary from the estimates and can thereby result in increases or decreases to DAC amortization. The Company regularly evaluates its assumptions and, when necessary, revises the estimated gross profits of these contracts, resulting in assumption and experience unlocking adjustments to DAC amortization. When such estimates are revised, the impact is recorded in the consolidated statements of income.
The Company amortizes acquisition costs for traditional individual life insurance policies over the premium paying period of the related policies, using assumptions consistent with those used in computing policy reserves. The Company amortizes acquisition costs for immediate annuities using a constant yield approach.
The Company adjusts the unamortized DAC balance for the effect of net unrealized gains and losses on securities and embedded derivatives as if they had been realized as of the balance sheet date. The Company includes the impact of this adjustment, net of tax, in AOCI. The Company also adjusts its unamortized DAC balance for the effect of realized gains and losses including changes in fair value of the embedded derivatives for the Company's FIA policy assets. These adjustments are recognized in net realized gains (losses) in the consolidated statements of income.
For some products, policyholders can elect to modify product benefits, features, rights or coverage by exchanging a contract for a new contract; by amendment, endorsement or rider to a contract; or by election of a feature or coverage within a

29

SYMETRA LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(All amounts in millions, except percentage data, unless otherwise stated)

contract. These transactions are known as internal replacements. If the modification substantially changes the original contract, the remaining DAC balance is immediately written off through earnings and any eligible costs associated with the replacement contract are deferred. If the modification does not substantially change the contract, the DAC is retained and amortized over the life of the modified contract and any acquisition costs associated with the related modification are expensed as incurred.
The following table provides a reconciliation of the beginning and ending balance for DAC:

	For the Years Ended December 31,
	2014	2013	2012
Unamortized balance at beginning of period	$419.9	$367.9	$368.4
Deferral of acquisition costs	171.4	122.3	65.2
Adjustments for realized (gains) losses	0.7	2.1	0.3
Amortization — excluding unlocking	(67.0)	(61.6)	(62.0)
Amortization — impact of assumption and experience unlocking	(11.1)	(10.8)	(4.0)
Unamortized balance at end of period	513.9	419.9	367.9
Accumulated effect of net unrealized gains	(118.8)	(97.4)	(212.1)
Balance at end of period	$395.1	$322.5	$155.8
The Company conducts regular recoverability analyses for its DAC asset balances associated with deferred and immediate annuity, universal life, traditional life, and group life and DI contracts. The Company compares the current DAC asset balances with the estimated present value of future profitability of the underlying business. The DAC asset balances are considered recoverable if the present value of future profits is greater than the current DAC asset balance. As of December 31, 2014 and 2013, all of the DAC asset balances were considered recoverable.
Deferred Sales Inducements
The Company offers sales inducements on certain deferred annuity contracts and universal life policies. For certain deferred annuity contracts, the inducement entitles the contract holder to an incremental amount of interest that is credited to the account value over a 12- to 60-month period following the initial deposit, depending on the product. The incremental interest causes the initial credited rate to be higher than the contract’s expected ongoing crediting rates for periods after the inducement. For certain universal life policies, the inducement provides an immediate increment to the policyholder’s account value at the issue date or time of deposit. Deferred sales inducements are included in receivables and other assets and amortized into interest credited using the same methodology and assumptions used to amortize DAC.
Similar to DAC, the Company amortizes deferred sales inducements for deferred annuity contracts and universal life insurance policies over the lives of the contracts or policies in proportion to the estimated future gross profits. The Company makes assumptions as to lapse rates, mortality experience, maintenance expenses, crediting rates, and investment performance. Actual profits can vary from the estimates and can thereby result in increases or decreases to DSI amortization. The Company regularly evaluates its assumptions and, when necessary, revises the estimated gross profits of these contracts, resulting in assumption and experience unlocking adjustments to DSI amortization. When such estimates are revised, the impact is recorded in the consolidated statements of income. Deferred sales inducement balances are subject to regular recoverability testing to ensure that capitalized amounts do not exceed the present value of estimated gross profits. As of December 31, 2014 and 2013, all of the deferred sales inducement balances were considered recoverable.
The Company adjusts the unamortized DSI balance for the effect of net unrealized gains and losses on securities as if they had been realized as of the balance sheet date. The Company includes the impact of this adjustment, net of tax, in AOCI. The Company also adjusts its unamortized DSI balance for the effect of realized gains and losses. These adjustments are recognized in net realized gains (losses) in the consolidated statements of income.

30

SYMETRA LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(All amounts in millions, except percentage data, unless otherwise stated)

The following table provides a reconciliation of the beginning and ending balance for DSI, which is included in receivables and other assets in the consolidated balance sheets. DSI amortization is included in interest credited in the consolidated statements of income.

	For the Years Ended December 31,
	2014	2013	2012
Unamortized balance at beginning of period	$154.8	$153.4	$142.0
Capitalizations	31.4	49.5	49.7
Adjustments for realized (gains) losses	0.8	0.6	0.3
Amortization — excluding unlocking	(42.0)	(41.2)	(36.5)
Amortization — impact of assumption and experience unlocking	(8.3)	(7.5)	(2.1)
Unamortized balance at end of period	136.7	154.8	153.4
Accumulated effect of net unrealized gains	(79.6)	(76.7)	(128.6)
Balance at end of period	$57.1	$78.1	$24.8
8. Stockholder's Equity
The following tables summarize the components of AOCI and the adjustments to OCI for amounts reclassified from AOCI into net income for the years ended December 31, 2014, 2013 and 2012:

	Net unrealized gains (losses) on available-for- sale securities	OTTI on fixed maturities not related to credit losses (2)	Adjustment for DAC and DSI	Net gains (losses) on cash flow hedges	Accumulated other comprehensive income
Balance as of January 1, 2014	$740.3	$(14.2)	$(113.1)	$(15.5)	$597.5
Other comprehensive income (loss) before reclassifications, net of taxes (1)	388.3	(1.4)	(17.3)	24.7	394.3
Reclassifications recorded in:
Net investment income:
Interest rate swaps	—	—	—	(2.7)	(2.7)
Foreign currency swaps	—	—	—	(1.5)	(1.5)
Net realized (gains) losses	(1.2)	3.3	(1.5)	—	0.6
Total provision (benefit) for income taxes	0.4	(1.2)	0.5	1.5	1.2
Total reclassifications from AOCI, net of taxes	(0.8)	2.1	(1.0)	(2.7)	(2.4)
Other comprehensive income (loss) after reclassifications	387.5	0.7	(18.3)	22.0	391.9
Balance as of December 31, 2014	$1,127.8	$(13.5)	$(131.4)	$6.5	$989.4

	Net unrealized gains (losses) on available-for- sale securities	OTTI on fixed maturities not related to credit losses (2)	Adjustment for DAC and DSI	Net gains (losses) on cash flow hedges	Accumulated other comprehensive income
Balance as of January 1, 2013	$1,608.7	$(19.6)	$(221.4)	$3.5	$1,371.2
Other comprehensive income (loss) before reclassifications, net of taxes (1)	(889.2)	(1.6)	110.1	(17.4)	(798.1)
Reclassifications recorded in:
Net investment income:
Interest rate swaps	—	—	—	(2.4)	(2.4)
Foreign currency swaps	—	—	—	(0.1)	(0.1)
Net realized (gains) losses	31.9	10.9	(2.7)	—	40.1
Total provision (benefit) for income taxes	(11.1)	(3.9)	0.9	0.9	(13.2)
Total reclassifications from AOCI, net of taxes	20.8	7.0	(1.8)	(1.6)	24.4
Other comprehensive income (loss) after reclassifications	(868.4)	5.4	108.3	(19.0)	(773.7)
Balance as of December 31, 2013	$740.3	$(14.2)	$(113.1)	$(15.5)	$597.5

31

SYMETRA LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(All amounts in millions, except percentage data, unless otherwise stated)

	Net unrealized gains (losses) on available-for- sale securities	OTTI on fixed maturities not related to credit losses (2)	Adjustment for DAC and DSI	Net gains (losses) on cash flow hedges	Accumulated other comprehensive income
Balance as of January 1, 2012	$1,232.0	$(37.3)	$(175.5)	$5.1	$1,024.3
Other comprehensive income (loss) before reclassifications, net of taxes (1)	371.3	(5.3)	(45.4)	(0.1)	320.5
Reclassifications recorded in:
Net investment income:
Interest rate swaps	—	—	—	(2.3)	(2.3)
Net realized (gains) losses	8.3	35.3	(0.7)	—	42.9
Total provision (benefit) for income taxes	(2.9)	(12.3)	0.2	0.8	(14.2)
Total reclassifications from AOCI, net of taxes	5.4	23.0	(0.5)	(1.5)	26.4
Other comprehensive income (loss) after reclassifications	376.7	17.7	(45.9)	(1.6)	346.9
Balance as of December 31, 2012	$1,608.7	$(19.6)	$(221.4)	$3.5	$1,371.2
___________________

(1)
Other comprehensive income (loss) before reclassifications is net of taxes of $209.1, $(0.8), $(9.4), $13.4 and $212.3, respectively, for the year ended December 31, 2014, net of taxes of $(478.7), $(0.9), $59.2, $(9.4) and $(429.8), respectively, for the year ended December 31, 2013, and net of taxes of $200.0, $(2.8), $(24.4), $(0.1) and $172.7, respectively, for the year ended December 31, 2012.

(2)
Reclassification adjustments of OTTI on fixed maturities not related to credit losses are included in changes in unrealized gains and losses on available-for-sale securities within the consolidated statements of comprehensive income (loss).

Equity Plan
The Company's employees participate in the Parent's Equity Plan, the Symetra Financial Corporation Equity Plan, amended and restated on November 8, 2011. The Parent has the ability to issue various types of awards, including restricted stock, stock options, stock appreciation rights, restricted stock units, performance shares, performance units and other types of awards at the discretion of the Parent's board of directors.
During 2014, 2013 and 2012, the Parent granted performance units to various members of the Company's management. The value of each performance unit is determined at the discretion of the Parent’s board of directors based on its success over a three-year period. These are accounted for as liability awards, as the Parent intends or is required to settle such awards in cash. The Company recognized $8.0, $6.6 and $4.5 in expense related to performance units granted under the Equity Plan for the years ended December 31, 2014, 2013 and 2012, respectively.
The Company's employees also received stock-based compensation in the form of restricted shares and options issued by the Parent. Compensation expense for these awards is recognized over the requisite service period, using the straight-line method, based on the grant-date fair value. These awards are recorded as capital contributions to the Company.
The Company was allocated compensation expenses related to awards granted to its employees as follows:

	For the Years Ended December 31,
	2014	2013	2012
Restricted stock (1)	$3.6	$3.6	$3.4
Stock options (2)	1.0	0.9	0.5
___________________

(1)	The related income tax benefit was $1.3, $1.3 and $1.2 for the years ended December 31, 2014, 2013 and 2012, respectively.

(2)	The related income tax benefit was $0.4, $0.3 and $0.2 for the years ended December 31, 2014, 2013 and 2012, respectively.
9. Reinsurance
The Company reinsures portions of its insurance risk, primarily in the Individual Life and Benefits segments, in order to spread risk, limit losses and minimize exposure to significant risks. Beginning in 2014, we also utilize inter-company reinsurance agreements to manage our statutory capital position.
In the Benefits segment, the Company reinsures portions of risk associated with its group life and DI and medical stop-loss businesses. The Company typically reinsures its group life mortality risk in excess of $0.25 per individual, per line of coverage. For policies issued on or after August 1, 2014, the Company fully retains its short-term disability risk, and for

32

SYMETRA LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(All amounts in millions, except percentage data, unless otherwise stated)

policies issued on or after April 1, 2014, the Company reinsures 75% of its long-term disability risk. The Company generally reinsures its exposure to medical stop-loss in excess of $1.0 for aggregate policy claims and $1.5 for specific policy claims. The Company also has catastrophic coverage for its group life policies.
In the Individual Life segment, the Company reinsures portions of its risk associated with its universal life, term life, BOLI and variable COLI products. Coverage under these reinsurance agreements varies by product, policy issue year and issue age of the insured. For policies issued during 2014, the Company retained face values to $3.0 per policy. For policies issued after November 11, 2014, most of the Company's newly issued fully underwritten term life was 50% reinsured.
The Company remains liable to its policyholders to the extent that counterparties to reinsurance contracts do not meet their contractual obligations. Accordingly, the future policy benefit reserves and policy and contract claims liabilities are reported gross of any related reinsurance recoverables, which are reported as assets. The Company reports premiums, benefits, and settlement expenses net of reinsurance in the consolidated statements of income. The Company accounts for reinsurance premiums, commissions, expense reimbursements, benefits and reserves related to reinsured business on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts.
The following table sets forth net life insurance in force:

	As of December 31,
	2014	2013	2012
Direct life insurance in force	$66,931.6	$60,554.7	$55,750.6
Amounts assumed from other companies	184.8	213.2	215.5
Amounts ceded to other companies	(22,628.9)	(21,635.5)	(24,153.4)
Net life insurance in force	$44,487.5	$39,132.4	$31,812.7
Percentage of amount assumed to net	0.42%	0.54%	0.68%
Percentage of amount ceded to direct	33.81%	35.73%	43.32%
The Company evaluates the financial condition of its reinsurers to monitor its exposure to losses from reinsurer insolvencies. As of December 31, 2014, $116.3 or 35.4%, of the reinsurance recoverable was related to one reinsurer. The Company analyzes reinsurance recoverables according to the credit ratings and financial health of its reinsurers and is not aware of its major reinsurers currently experiencing financial difficulties. Of the total amount due from reinsurers as of both December 31, 2014 and 2013, 99.5% were with reinsurers rated A- or higher by A.M. Best. The Company had no write-offs or reserve for uncollectible reinsurance in 2014, 2013 or 2012.
Reinsurance recoverables are composed of the following amounts:

	As of December 31,
	2014	2013
Life insurance
Reinsurance recoverables on:
Funds held under deposit contracts	$94.4	$92.1
Future policy benefits	145.6	142.9
Policy and contract claims	5.0	3.7
Paid claims, expense allowance and premium tax recoverables	3.8	1.5
Total life insurance	248.8	240.2
Accident and health insurance
Reinsurance recoverables on:
Future policy benefits	75.4	60.7
Policy and contract claims	3.3	4.6
Paid claims, expense allowance and premium tax recoverables	1.2	5.3
Total accident and health insurance	79.9	70.6
Total reinsurance recoverables	$328.7	$310.8

33

SYMETRA LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(All amounts in millions, except percentage data, unless otherwise stated)

The following table sets forth the effect of reinsurance on premiums and policy fees and contract charges. It is disaggregated by accident and health and life insurance products, which are short- and long-duration contracts, respectively.

	For the Years Ended December 31,
	2014	2013	2012
Premiums:
Direct:
Accident and health	$592.6	$601.9	$567.1
Life insurance	104.8	92.4	86.4
Total	697.4	694.3	653.5
Total assumed	—	0.1	16.3
Ceded:
Accident and health	(30.9)	(29.2)	(23.6)
Life insurance	(37.4)	(38.0)	(41.2)
Total	(68.3)	(67.2)	(64.8)
Total premiums	629.1	627.2	605.0
Policy fees and contract charges:
Direct life insurance	145.0	132.3	124.7
Ceded life insurance	(6.1)	(5.6)	(5.4)
Total policy fees and contract charges (1)	138.9	126.7	119.3
Total premiums and other amounts assessed to policyholders	$768.0	$753.9	$724.3
Percentage of assumed to total premiums and other amounts assessed to policyholders	—%	0.01%	2.25%
_______________

(1)
Total policy fees and contract charges represents amounts charged to policyholders other than premiums and are recorded in policy fees, contract charges and other in the consolidated statements of income. This primarily consists of costs of insurance charges.

Ceded reinsurance reduced policyholder benefits and claims by $75.8, $65.2 and $63.9 for the years ended December 31, 2014, 2013 and 2012, respectively.

10. Liability for Unpaid Claims and Claim Adjustment Expenses

Liabilities for policy and contract claims, which primarily represent liabilities for claims under medical stop-loss and individual life policies, are established on the basis of reported losses. The Company also provides for claims incurred but not reported (IBNR). For medical stop-loss policies, this is based on expected loss ratios, claims paying completion patterns and historical experience. If expected loss ratios increase or expected claims paying completion patterns extend, the IBNR claim liability increases. The Company reviews estimates for reported but unpaid claims and IBNR claims quarterly. Any necessary adjustments are reflected in earnings.

34

SYMETRA LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(All amounts in millions, except percentage data, unless otherwise stated)

The following table provides a reconciliation of the beginning and ending liability balances for unpaid claims and claims adjustment expenses. These reserves include policy and contract claims and certain amounts recorded in future policy benefits on the consolidated balance sheets.

	As of December 31,
	2014	2013	2012
Balance as of January 1	$234.4	$227.7	$234.6
Less: reinsurance recoverables	69.2	63.7	61.8
Net balance as of January 1	165.2	164.0	172.8
Incurred related to insured events of:
The current year	468.1	479.5	455.3
Prior years	(24.5)	(10.4)	(10.4)
Total incurred	443.6	469.1	444.9
Paid related to insured events of:
The current year	334.2	320.0	297.4
Prior years	118.9	147.9	156.3
Total paid	453.1	467.9	453.7
Net balance as of December 31	155.7	165.2	164.0
Add: reinsurance recoverables	83.9	69.2	63.7
Balance as of December 31	$239.6	$234.4	$227.7
For the year ended December 31, 2014, the change in prior year incurred claims was primarily due to favorable claims experience for medical stop-loss. The Company experienced higher than expected claims frequency and severity during 2013 and established its year-end reserves for estimated IBNR based on this experience. The related 2014 claims experience was lower than expected, and the Company released a portion of the reserves. For the year ended December 31, 2013, the change in prior year incurred claims was primarily due to favorable claims experience for medical stop-loss, offset by higher than expected claims on the Company's BOLI product. For the year ended December 31, 2012, the change in prior year incurred claims was primarily due to favorable claims experience for medical stop-loss, primarily related to the business the Company assumed in July 2011.
11. Notes Payable
Surplus Note
On December 12, 2014, Symetra Life and its newly formed, wholly owned subsidiary, Symetra Reinsurance Corporation (SRC), entered into a 25-year transaction to finance certain non-economic statutory reserves related to a block of universal life insurance policies with secondary guarantees issued by Symetra Life. As part of this transaction, SRC issued a surplus note with no initial principal balance and a maximum capacity of $107.2. As of December 31, 2014, there were no borrowings outstanding under the surplus note.
12. Income Taxes
Symetra Life files a consolidated federal income tax return with its wholly-owned subsidiaries. Income taxes have been determined using the liability method. The provision for income taxes has two components: amounts currently payable or receivable and deferred income taxes. The deferred income taxes are calculated as the difference between the book and tax bases of the appropriate assets and liabilities and are measured using enacted tax rates.
The Company files income tax returns in the U.S. federal and various state jurisdictions. The Company’s federal income tax returns have been examined and closing agreements have been executed with the Internal Revenue Service, or the statute of limitations has expired for all tax periods through December 31, 2009. The Company is not currently subject to any state income tax exams.

35

SYMETRA LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(All amounts in millions, except percentage data, unless otherwise stated)

Differences between income taxes computed by applying the U.S. federal income tax rate of 35% to income from operations before income taxes and the provision for income taxes were as follows:

	For the Years Ended December 31,
	2014		2013		2012
Income from operations before income taxes	$302.4		$285.9		$278.6
Tax provision at U.S. Federal statutory rate	105.8	35.0%	100.1	35.0%	97.5	35.0%
Increase (reduction) in rate resulting from:
Tax credit investment credits	(56.8)	(18.8)	(41.2)	(14.4)	(33.5)	(12.0)
Separate account dividend received deduction	(1.4)	(0.5)	(1.2)	(0.4)	(1.1)	(0.4)
Adjustment to deferred taxes	—	—	—	—	4.7	1.7
Other	(1.4)	(0.4)	(0.2)	(0.1)	—	—
Provision for income taxes	$46.2	15.3%	$57.5	20.1%	$67.6	24.3%
The tax effects of temporary differences that gave rise to the deferred income tax assets and liabilities were as follows:

	As of December 31,
	2014	2013
Deferred income tax assets:
Adjustments to life policy liabilities	$323.5	$287.2
Capitalization of policy acquisition costs	69.9	65.5
Other	11.9	7.0
Total deferred income tax assets	405.3	359.7
Deferred income tax liabilities:
Deferred policy acquisition costs	179.8	147.0
Basis adjustment on securities	117.2	122.3
Unrealized gains on investment securities (net of DAC/DSI adjustment: $69.4 and $60.9, respectively)	532.8	321.7
Other	1.2	1.4
Total deferred income tax liabilities	831.0	592.4
Deferred income tax liability, net	$425.7	$232.7
Deferred tax assets are recognized only to the extent that it is more likely than not that future taxable profits will be available, and a valuation allowance is established where deferred tax assets cannot be recognized. Based on an analysis of the Company’s tax position, management believes that it is more likely than not that the results of future operations will generate sufficient taxable income to enable the Company to utilize all of its deferred tax assets. Accordingly, no valuation allowance for deferred tax assets has been established as of December 31, 2014 and 2013.
The Company includes penalties and interest accrued related to unrecognized tax benefits in the calculation of income tax expense. As of December 31, 2014, the Company has no unrecognized tax benefits and does not expect significant changes within the next year. Further, as of December 31, 2014, the Company has no net operating loss carry-forwards.
13. Commitments and Contingencies
Other Commitments
The Company has a service agreement with a third party service provider to outsource the majority of its information technology infrastructure. Under the original terms of the service agreement, the Company agreed to pay an annual fixed service fee ranging from $10.6 to $11.4 for five years, and the original term of the service agreement expired in July 2014. The Company exercised its extension options in the service agreement for another two years, extending the term through July 2016. During the two-year extension period, the Company agreed to pay an annual fixed service fee of $10.8. The Company incurred service fee expenses of $13.9, $13.4 and $13.6 for the years ended December 31, 2014, 2013 and 2012, respectively, which included the fixed fee as well as a variable fee based on usage.
As of December 31, 2014 and 2013, unfunded mortgage loan commitments were $50.7 and $50.5, respectively. The Company had no other material commitments or contingencies as of December 31, 2014 and 2013.

36

SYMETRA LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(All amounts in millions, except percentage data, unless otherwise stated)

 Litigation
Because of the nature of its business, the Company is subject to legal actions filed or threatened in the ordinary course of its business operations. The Company does not expect that any such litigation, pending or threatened, as of December 31, 2014, will have a material adverse effect on its consolidated financial condition, future operating results or liquidity.
14. Dividends
Symetra Life is restricted by state regulations as to the aggregate amount of dividends it may pay to the Parent in any consecutive 12-month period without regulatory approval. The aggregate amount of dividends for the current year is determined based on prior year’s statutory limits. Accordingly, Symetra Life was eligible to distribute dividends to the Parent during 2014 without obtaining regulatory approval, as long as the aggregate dividends distributed over 12 months did not exceed $187.0. The total amount of dividends declared by Symetra Life to the Parent during 2014 was $80.0. In addition, Symetra Life paid a $45.0 dividend to the Parent in January 2014 that was declared in December 2013.
Based on state regulations as of December 31, 2014, Symetra Life is eligible to disburse dividends to the Parent during 2015 without obtaining regulatory approval as long as the aggregate dividends disbursed over the 12 months preceding any dividend payment date in 2015 do not exceed $207.8.
15. Statutory-Basis Information
Symetra Life and its three wholly-owned subsidiaries are required to prepare statutory financial statements in accordance with statutory accounting practices prescribed or permitted by the insurance department of the state of domicile. Statutory accounting practices primarily differ from GAAP by charging policy acquisition costs to expense as incurred and establishing future policy benefit liabilities using different actuarial assumptions, as well as accounting for investments, certain assets and deferred taxes on a different basis. Permitted statutory accounting practices encompass all accounting practices not prescribed and adopted by the NAIC, but which have been specifically allowed by state insurance authorities. The Company has no material permitted accounting practices.
The statutory net income (loss) and statutory capital and surplus for Symetra Life and its subsidiaries are as follows:

	For the Years Ended December 31,
	2014	2013	2012
Statutory net income (loss):
Symetra Life Insurance Company	$241.0	$183.6	$252.3
Other subsidiaries	(64.3)	12.4	12.5
Statutory capital and surplus:
Symetra Life Insurance Company (1)	$2,078.3	$1,869.7	$1,912.6
Other subsidiaries	136.3	106.7	95.4
_______________

(1)
Symetra Life’s surplus includes the balances of its three wholly-owned subsidiaries, First Symetra National Life Insurance Company of New York, Symetra National Life Insurance Company and Symetra Reinsurance Corporation.

Each company's respective state of domicile imposes minimum risk–based capital (RBC) requirements that were developed by the NAIC. The formulas for determining the amount of RBC specify various weighting factors that are applied to the financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to company action level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified correction action. As of December 31, 2014, Symetra Life and its subsidiaries exceeded the minimum company action level RBC requirements and maintained risk-based capital ratios in excess of 470% of the company action level. The Company’s minimum statutory capital and surplus necessary to satisfy company action level regulatory requirements in the aggregate was $501.3 at December 31, 2014, of which 95.8% was attributable to Symetra Life.

37

SYMETRA LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(All amounts in millions, except percentage data, unless otherwise stated)

16. Related Parties
Transactions with related parties recorded in the Company’s consolidated financial statements were as follows:

	As of December 31,
	2014	2013
Liabilities to related parties:
Payable to White Mountains Advisors, LLC (1)	$5.0	$4.2
Payable to the Parent and affiliates, net (2)	15.2	11.8

	For the Years Ended December 31,
	2014	2013	2012
Transactions with related parties:
Investment advisory services expense (3)	$18.4	$16.5	$15.6
Payments related to commutation endorsements (4)	21.3	25.7	26.1
Shared services expenses allocated, net (5)	5.5	(6.7)	(6.2)
Concessions, general agent fees, administrative and underwriting fees (5)	12.8	14.9	12.8
___________________

(1)	Reported in other liabilities on the consolidated balance sheets.

(2)
As of December 31, 2014 and 2013, $0.2 and $0.4, respectively, are reported in receivables and other assets and $15.4 and $12.2, respectively, are reported in other liabilities on the consolidated balance sheets.

(3)	Reported as a reduction of net investment income on the consolidated statements of income.

(4)
Commutation endorsements reduce the reserves reported in funds held under deposit contracts on the consolidated balance sheets and interest credited on the consolidated statements of income, net of related payments.

(5)
Reported primarily in other underwriting and operating expenses on the consolidated statements of income. For the years ended December 31, 2014, 2013 and 2012, shared service expenses are net of rent expense allocated to the Company of $10.1, $5.8 and $5.9, respectively.

The Company is party to an investment management agreement with White Mountains Advisors, LLC (WMA), a subsidiary of White Mountains Insurance Group, Ltd., which is an affiliate of the Parent. This agreement, as amended, provides for investment advisory services related to the Company’s invested assets and portfolio management services. Effective January 1, 2015, the Parent and WMA entered into a new investment management agreement. Pursuant to the revised agreement, WMA remains the investment advisor on the majority of the Company's investments, including its investment grade fixed maturity portfolio, and certain portfolio management services moved from WMA to the Company.
The Company’s affiliate, Symetra Assigned Benefits Service Company (SABSCO), purchased future payment streams of structured settlement annuity contracts issued by the Company from third-party payees. These contracts were assigned to and owned by SABSCO. The Company issued commutation endorsements to pay SABSCO lump sum amounts in lieu of receiving the future payment streams in the structured settlement annuity contracts and releases its reserves related to the contracts.
The Company has entered into various agreements with the Parent and its affiliates for services necessary to conduct its activities. These agreements specify that the parties will provide to and receive from each other certain general services related to sharing common management, personnel and facilities, and that the related expenses will be shared. These expenses include rent, corporate overhead, data processing systems, payroll, benefits and other charges. These expenses were allocated on a basis that management considers to reasonably reflect expenses as if the Company operated as an unaffiliated entity. In addition, the Company paid concessions, general agent fees, administrative and underwriting fees for services provided by its affiliates. These affiliates primarily included Symetra Securities, Inc. and Medical Risk Managers, Inc.
It is the Company’s policy to settle amounts due from affiliated companies within 30 days, except for amounts related to performance unit awards granted under the Parent's Equity Plan, which are settled when the awards are paid to the employee. Refer to Note 8 for discussion of these awards.
17. Segment Information
The Company's operations are managed separately as three divisions, consisting of four business segments based on product groupings, and a fifth reportable segment consisting primarily of unallocated corporate items and surplus investment income. The five segments are Benefits, Deferred Annuities, Income Annuities, Individual Life and Other, described further below.
The primary profitability measure that management uses to manage business segment results is pre-tax adjusted operating income (loss). Pre-tax adjusted operating income is defined as income from operations, excluding net realized gains (losses)

38

SYMETRA LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(All amounts in millions, except percentage data, unless otherwise stated)

that are not reflective of the performance of the Company's insurance operations. Excluded gains (losses) are associated with investment sales or disposal, other-than-temporary investment impairments, changes in the fair value of mark-to-market investments and derivative investments (except for certain S&P 500 options discussed below) and changes in the fair value of embedded derivatives related to the Company's FIA product.
In the Deferred Annuities segment, certain net gains (losses) related to FIA products sold in the late 1990s are considered related to the performance of insurance operations and included in the pre-tax adjusted operating income. These products credit interest to policyholder accounts based on equity market performance, which is recorded in interest credited. The Company purchases S&P 500 options to economically hedge exposure to this block of business, which are not designated for hedge accounting. Any realized gains from these options are used to meet policyholder obligations.
Benefits Division

•
Benefits. As a multi-line carrier, Benefits offers products and services related to medical stop-loss insurance, limited benefit medical insurance, group life insurance, accidental death and dismemberment insurance and DI insurance, mainly to employer groups.

Retirement Division

•	Deferred Annuities. Deferred Annuities offers fixed and variable deferred annuities, including fixed indexed annuities, to consumers who want to accumulate tax-deferred assets for retirement.

•
Income Annuities. Income Annuities offers SPIAs to customers seeking a reliable source of retirement income or to protect against outliving their assets during retirement. In addition, Income Annuities services a block of structured settlement policies sold to fund third party personal injury settlements.

Individual Life Division

•	Individual Life. Individual Life offers insurance products such as universal and term life insurance. Individual Life also offers institutional products including BOLI and variable COLI.
Non-Operating

•
Other. This segment consists of unallocated corporate income, which primarily includes investment income on unallocated surplus, earnings related to tax credit investments, and inter-segment elimination entries.

The accounting policies of the segments are the same as those described for the Company, except for the method of capital allocation. The Company has an internally developed risk-based capital model, the purpose of which is to measure the risk in the business and to provide a basis upon which capital is deployed. This model accounts for the unique and specific nature of the risks inherent in the Company’s segments, and a portion of net investment income on surplus investments, but not the invested assets, is allocated to the segments based on the level of allocated capital.

39

SYMETRA LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(All amounts in millions, except percentage data, unless otherwise stated)

The following tables present selected financial information by segment and reconcile segment pre-tax adjusted operating income (loss) to amounts reported in the consolidated statements of income:

	For the Year Ended December 31, 2014
	Benefits	Deferred Annuities	Income Annuities	Individual Life	Other	Total
Operating revenues:
Premiums	$595.3	$—	$—	$33.8	$—	$629.1
Net investment income	21.0	619.7	382.0	283.0	0.2	1,305.9
Policy fees, contract charges, and other	3.2	20.1	1.0	149.0	—	173.3
Certain realized gains (losses)	—	0.6	—	—	—	0.6
Total operating revenues	619.5	640.4	383.0	465.8	0.2	2,108.9
Benefits and expenses:
Policyholder benefits and claims	365.9	0.3	—	79.7	—	445.9
Interest credited	—	354.9	348.4	258.4	—	961.7
Other underwriting and operating expenses	174.1	90.3	17.2	76.7	(0.3)	358.0
Amortization of DAC	0.7	67.4	4.7	5.3	—	78.1
Total benefits and expenses	540.7	512.9	370.3	420.1	(0.3)	1,843.7
Segment pre-tax adjusted operating income (loss)	$78.8	$127.5	$12.7	$45.7	$0.5	$265.2
Operating revenues	$619.5	$640.4	$383.0	$465.8	$0.2	$2,108.9
Add: Excluded realized gains (losses)	—	(12.2)	63.8	2.7	(17.1)	37.2
Total revenues	619.5	628.2	446.8	468.5	(16.9)	2,146.1
Total benefits and expenses	540.7	512.9	370.3	420.1	(0.3)	1,843.7
Income (loss) from operations before income taxes	$78.8	$115.3	$76.5	$48.4	$(16.6)	$302.4
As of December 31, 2014:
Total investments	$4.7	$14,528.7	$7,420.4	$6,240.1	$2,067.4	$30,261.3
Deferred policy acquisition costs	2.0	215.9	58.0	119.2	—	395.1
Separate account assets	—	794.9	—	154.9	—	949.8
Total assets	139.1	15,900.7	7,557.5	6,873.8	2,083.8	32,554.9
Future policy benefits, losses, claims and loss expense (1)	220.6	14,356.7	6,497.4	6,122.4	—	27,197.1
Other policyholders' funds	20.0	22.1	5.6	58.9	8.9	115.5
_______________

(1)	Includes funds held under deposit contracts, future policy benefits and policy and contract claims.

40

SYMETRA LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(All amounts in millions, except percentage data, unless otherwise stated)

	For the Year Ended December 31, 2013
	Benefits	Deferred Annuities	Income Annuities	Individual Life	Other	Total
Operating revenues:
Premiums	$591.4	$—	$—	$35.8	$—	$627.2
Net investment income	20.9	564.2	397.9	280.4	13.9	1,277.3
Policy fees, contract charges, and other	2.3	18.3	2.6	136.3	—	159.5
Certain realized gains (losses)	—	5.1	—	—	—	5.1
Total operating revenues	614.6	587.6	400.5	452.5	13.9	2,069.1
Benefits and expenses:
Policyholder benefits and claims	393.4	0.2	—	69.3	—	462.9
Interest credited	—	337.7	349.4	253.0	—	940.1
Other underwriting and operating expenses	167.7	81.2	17.6	67.2	1.7	335.4
Amortization of DAC	—	60.8	3.9	7.7	—	72.4
Total benefits and expenses	561.1	479.9	370.9	397.2	1.7	1,810.8
Segment pre-tax adjusted operating income (loss)	$53.5	$107.7	$29.6	$55.3	$12.2	$258.3
Operating revenues	$614.6	$587.6	$400.5	$452.5	$13.9	$2,069.1
Add: Excluded realized gains (losses)	—	(10.0)	43.4	(7.8)	2.0	27.6
Total revenues	614.6	577.6	443.9	444.7	15.9	2,096.7
Total benefits and expenses	561.1	479.9	370.9	397.2	1.7	1,810.8
Income (loss) from operations before income taxes	$53.5	$97.7	$73.0	$47.5	$14.2	$285.9
As of December 31, 2013:
Total investments	$6.5	$12,561.5	$7,079.7	$5,938.7	$2,119.3	$27,705.7
Deferred policy acquisition costs	—	194.5	49.2	78.8	—	322.5
Separate account assets	—	836.2	—	142.2	—	978.4
Total assets	127.2	13,928.7	7,213.0	6,470.9	2,092.3	29,832.1
Future policy benefits, losses, claims and loss expense (1)	218.8	12,554.1	6,492.6	5,971.3	—	25,236.8
Other policyholders' funds	18.8	32.8	10.4	58.3	7.7	128.0
_______________

(1)	Includes funds held under deposit contracts, future policy benefits and policy and contract claims.

41

SYMETRA LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(All amounts in millions, except percentage data, unless otherwise stated)

	For the Year Ended December 31, 2012
	Benefits	Deferred Annuities	Income Annuities	Individual Life	Other	Total
Operating revenues:
Premiums	$568.8	$—	$—	$36.2	$—	$605.0
Net investment income	21.7	547.2	409.9	284.4	6.0	1,269.2
Policy fees, contract charges, and other	0.2	17.8	6.6	129.6	—	154.2
Certain realized gains (losses)	—	0.1	—	—	—	0.1
Total operating revenues	590.7	565.1	416.5	450.2	6.0	2,028.5
Benefits and expenses:
Policyholder benefits and claims	370.3	—	—	68.7	—	439.0
Interest credited	—	330.7	352.6	258.2	—	941.5
Other underwriting and operating expenses	158.9	77.3	18.5	67.7	4.5	326.9
Amortization of DAC	—	54.3	3.1	8.6	—	66.0
Total benefits and expenses	529.2	462.3	374.2	403.2	4.5	1,773.4
Segment pre-tax adjusted operating income (loss)	$61.5	$102.8	$42.3	$47.0	$1.5	$255.1
Operating revenues	$590.7	$565.1	$416.5	$450.2	$6.0	$2,028.5
Add: Excluded realized gains (losses)	(0.1)	4.6	9.4	(5.9)	15.5	23.5
Total revenues	590.6	569.7	425.9	444.3	21.5	2,052.0
Total benefits and expenses	529.2	462.3	374.2	403.2	4.5	1,773.4
Income (loss) from operations before income taxes	$61.4	$107.4	$51.7	$41.1	$17.0	$278.6
As of December 31, 2012:
Total investments	$16.0	$11,538.0	$7,476.2	$6,107.3	$2,237.7	$27,375.2
Deferred policy acquisition costs	—	62.1	45.0	48.7	—	155.8
Separate account assets	—	723.3	—	84.4	—	807.7
Total assets	141.1	12,503.6	7,672.8	6,598.5	2,284.1	29,200.1
Future policy benefits, losses, claims and loss expense (1)	210.0	11,050.3	6,567.5	5,828.3	—	23,656.1
Other policyholders' funds	21.3	13.1	9.1	63.2	7.2	113.9
_______________

(1)	Includes funds held under deposit contracts, future policy benefits and policy and contract claims.
18. Subsequent Events
On March 11, 2015, Symetra Life declared a $20.0 dividend to the Parent, paid on March 30, 2015.
On March 20, 2015, the Company signed a service agreement with a new third-party service provider to outsource a portion of its information technology infrastructure. The initial term of the service agreement, which will commence at the completion of transition from the current service provider, is five years, with two 12-month renewal options.
Subsequent events have been considered through April 6, 2015, the date the financial statements were available to be issued.

42

SYMETRA RESOURCE VARIABLE ACCOUNT B
PART C
OTHER INFORMATION

Item  24. Financial Statements and Exhibits

a.
Financial Statements The following audited financial statements of Symetra Resource Variable Account B and of Symetra Life Insurance Company (“Symetra Life”) are included in the Statement of Additional Information of this Registration Statement:

1.	The financial statements of Symetra Resource Variable Account B as of December 31, 2014 and for each of the two years in the period then ended.

2.	The consolidated financial statements of Symetra Life Insurance Company as of December 31, 2014 and 2013, and for each of the three years in the period ended December 31, 2014 .

b.	Exhibits

Exhibit		Description	Reference
1.		Resolution of Board of Directors of Symetra Life authorizing the Separate Account	1/
2.		Not Applicable
3.	(a) (b)	Principal Underwriter's Agreement Amendment to Principal Underwriter's Agreement Broker-Dealer Selling Agreement	5/ 6/ Filed Herewith
4.	(a) (b) (c) (d) (e) (f)
Form of Individual Flexible Premium Deferred Variable Annuity Contract
Endorsement to Individual Flexible Premium Deferred Variable Annuity Contract
Form of IRA & Roth Endorsement (01/12)
Form of Simple IRA Endorsement (01/12)
Form of Wealth Transfer Benefit Rider
Form of Wealth Transfer Benefit Rider Data Page
21/ 28/ 22/ 22/ 21/ 21/
5.		Form of Application for Annuity Contract	28/
6.	(a)	Amended and Restated Articles of Incorporation of Symetra Life Insurance Company	2/
	(b)	Bylaws of Symetra Life Insurance Company Effective July 1, 2014	2/
7.		Form of Reinsurance Agreement	28/

8.		Participation Agreement (AllianceBernstein)	24/

		Participation Agreement (ACVP)	7/
		Amendment No. 1 to Participation Agreement (ACVP)	7/
		Amendment No. 2 to Participation Agreement (ACVP)	7/
		Amendment No. 3 to Participation Agreement (ACVP)	7/
		Amendment No. 4 to Participation Agreement (ACVP)	8/
		Amendment No. 5 to Participation Agreement (ACVP)	9/
		Amendment No. 6 to Participation Agreement (ACVP)	14/

Exhibit	Description	Reference
	Amendment No. 7 to Participation Agreement (ACVP)	14/
	Amendment No. 8 to Participation Agreement (ACVP)	14/
	Amendment No. 9 to Participation Agreement (ACVP)	27/
	Amendment No. 10 to Participation Agreement (ACVP)	22/

	Participation Agreement (AIM/INVESCO)	7/
	Amendment No. 1 to Participation Agreement (AIM)	8/
	Amendment No. 2 to Participation Agreement (AIM)	18/
	Amendment No. 3 to Participation Agreement (AIM)	18/
	Amendment No. 4 to Participation Agreement (AIM)	29/
	Amendment No. 5 to Participation Agreement (AIM)	29/

	Participation Agreement (Ibbotson)	26/
	Amendment No. 1 of Participation Agreement (Ibbotson)	18/
	Amendment No. 2 of Participation Agreement (Ibbotson)	29/
	Amendment No. 3 of Participation Agreement (Ibbotson)	28/

	Participation Agreement (American Funds)	25/

	Participation Agreement (BlackRock)	16/
	Amendment No. 1 to Participation Agreement (BlackRock)	21/

	Participation Agreement (Calvert-CVS)	16/
	Amendment No. 1 to Participation Agreement (CVS)	22/

	Participation Agreement (Columbia VIT)	16/
	Amendment No. 1 to Participation Agreement (CVIT)	4/

	Participation Agreement (Columbia VIT II)	21/
	Amendment No. 1 to Participation Agreement (CVITII)	4/
	Amendment No. 2 to Participation Agreement (CVITII)	4/

	Participation Agreement (Delaware)	24/

	Participation Agreement (DFA)	24/

	Participation Agreement (Dreyfus)	20/
	Amendment No. 1 to Participation Agreement (Dreyfus)	8/
	Amendment No. 2 to Participation Agreement (Dreyfus)	12/
	Amendment No. 3 to Participation Agreement (Dreyfus)	22/
	Amendment No. 4 to Participation Agreement (Dreyfus)	29/

	Participation Agreement (DWS/Scudder)	18/
	Amendment No. 1 to Participation Agreement (DWS)	16/
	Amendment No. 2 to Participation Agreement (DWS)	28/

	Participation Agreement (Eaton Vance)	4/

Exhibit	Description	Reference
	Participation Agreement (Fidelity)	17/
	Amendment No. 1 to Participation Agreement (Fidelity)	15/
	Amendment No. 2 to Participation Agreement (Fidelity)	16/
	Amendment No. 3 to Participation Agreement (Fidelity)	19/
	Amendment No. 4 to Participation Agreement (Fidelity)	22/
	Amendment No. 5 to Participation Agreement (Fidelity)	4/
	Sub-Licensing Agreement (Fidelity)	17/

	Participation Agreement (Franklin Templeton)	7/
	Amendment No. 1 to Participation Agreement (FRK)	7/
	Amendment No. 2 to Participation Agreement (FRK)	7/
	Amendment No. 3 to Participation Agreement (FRK)	3/
	Amendment No. 4 to Participation Agreement (FRK)	3/
	Amendment No. 5 to Participation Agreement (FRK)	9/
	Amendment No. 6 to Participation Agreement (FRK)	14/
	Amendment No. 7 to Participation Agreement (FRK)	14/
	Amendment No. 8 to Participation Agreement (FRK)	16/
	Amendment No. 9 to Participation Agreement (FRK)	19/
	Amendment No. 10 to Participation Agreement (FRK)	22/
	Amendment No. 11 to Participation Agreement (FRK)	27/

	Participation Agreement (Goldman Sachs)	30/
	Amendment No. 1 to Participation Agreement (GS)	4/
	Amendment No. 2 to Participation Agreement (GS)	Filed Herewith

	Participation Agreement (Janus)	24/
	Amendment No. 1 to Participation Agreement (Janus)	Filed Herewith

	Participation Agreement (J.P. Morgan Insurance Trust)	14/
	Amendment No. 1 to Participation Agreement (J.P. Morgan)	22/
	Amendment No. 2 to Participation Agreement (J.P. Morgan)	27/
	Amendment No. 3 to Participation Agreement (J.P. Morgan)	22/

	Participation Agreement (MFS)	24/
	Amendment No. 1 to Participation Agreement (MFS)	24/

	Participation Agreement (Merger)	28/

	Participation Agreement (PIMCO)	9/
	Amendment No. 1 to Participation Agreement (PIMCO)	11/
	Amendment No. 2 to Participation Agreement (PIMCO)	11/
	Amendment No. 3 to Participation Agreement (PIMCO)	16/
	Novation to Participation Agreement (PIMCO)	19/
	Amendment No. 4 to Participation Agreement (PIMCO)	22/
	Amendment No. 5 to Participation Agreement (PIMCO)	22/

	Participation Agreement (PIMCO Equity Series Trust)	24/

Exhibit	Description	Reference
	Participation Agreement (Pioneer)	3/
	Amendment to Participation Agreement (Pioneer)	10/
	Amendment No. 2 to Participation Agreement (Pioneer)	14/
	Amendment No. 3 to Participation Agreement (Pioneer)	18/
	Amendment No. 4 to Participation Agreement (Pioneer)	27/
	Amendment No. 5 to Participation Agreement (Pioneer)	22/

	Participation Agreement (Royce Capital)	24/

	Participation Agreement (SEI)	4/

	Participation Agreement (Sentinel)	24/

	Participation Agreement (Calvert)	14/
	Amendment No. 1 to Participation Agreement (Summit)	14/
	Amendment No. 2 to Participation Agreement (Summit)	14/
	Amendment No. 3 to Participation Agreement (Summit)	18/
	Consent to Assignment (Summit- Calvert CVP)	13/
	Amendment No. 4 to Participation Agreement (Calvert CVP)	22/

	Participation Agreement (T.Rowe Price)	24/
	Amendment No. 1 to Participation Agreement (T.Rowe Price)	28/

	Participation Agreement (Van Eck)	28/

	Participation Agreement (Vanguard)	26/
	Amendment No. 1 to Participation Agreement (Vanguard)	14/
	Amendment No. 2 to Participation Agreement (Vanguard)	23/

	Participation Agreement (Virtus)	28/

9.	Opinion and Consent of Counsel	Filed Herewith

10.	Consent of Ernst & Young, LLP Independent Registered Accounting Firm	Filed Herewith

11.	Not Applicable

12.	Not Applicable

13.	Power of Attorney	Filed Herewith

Reference	Description

1/
Incorporated by reference to Initial Product Filing to Form N-4 registration statement of Symetra Separate Account C filed with the Securities and Exchange Commission (“SEC”) on June 16, 1995 (File No. 33-60331).

2/	Incorporated by reference to Post-Effective Amendment No. 32 on Form N-4 registration statement of Separate Account C filed with the SEC on July 2, 2014 (File No. 33-69712).
3/	Incorporated by reference to Post-Effective Amendment No. 17 on Form N-4 registration statement of Symetra Separate Account C filed with the SEC on December 3, 2004 (File No. 33-69712).
4/	Incorporated by reference to Registrant's Post-Effective Amendment No. 47 on Form N-4 registration statement filed with the SEC on April 30, 2014 (File No. 333-178461).
5/	Incorporated by reference to Registrant's Post-Effective Amendment No. 3 on Form N-4 filed with the SEC on December 29, 1995 (File No. 33-69600).
6/	Incorporated by reference to Registrant's Initial Product Filing to Form N-4 registration statement filed with the SEC on December 13, 2011 (File No. 333-178461).
7/	Incorporated by reference to Post-Effective Amendment No. 21 on Form S-6 registration statement of Symetra Separate Account SL filed with the SEC on April 30, 2002 (File No. 333-30329).
8/	Incorporated by reference to Post-Effective Amendment No. 26 on Form N-6 registration statement of Symetra Separate Account SL filed with the SEC on April 30, 2003 (File No. 333-30329).
9/	Incorporated by reference to Post-Effective Amendment No. 30 on Form N-6 registration statement of Symetra Separate Account SL filed with the SEC on April 29, 2005 (File No. 333-30329).
10/	Incorporated by reference to Post-Effective Amendment No. 22 on Form N-4 registration statement of Symetra Separate Account C filed with the SEC on March 20, 2006 (File No. 33-69712).
11/	Incorporated by reference to Post-Effective Amendment No. 1 on Form N-6 registration statement of Symetra Separate Account SL filed with the SEC on April 30, 2007 (File No. 333-136776).
12/	Incorporated by reference to Post-Effective Amendment No. 5 on Form N-6 registration statement of Symetra Separate Account SL filed with the SEC on November 30, 2007 (File No. 333-136776).
13/	Incorporated by reference to Initial Product Filing on Form N-4 registration statement of Symetra Separate Account C filed with the SEC on March 23, 2009 (File No. 333-158141).
14/	Incorporated by reference to Post-Effective Amendment No. 2 on Form N-6 registration statement of Symetra Separate Account SL filed with the SEC on August 15, 2007 (File No. 333-136776).
15/	Incorporated by reference to Post-Effective Amendment No. 1 on Form N-4 registration statement of Symetra Separate Account C filed with the SEC on January 31, 2008 (File No. 333-137411).
16/	Incorporated by reference to Pre-Effective Amendment No. 1 on Form N-4 registration statement of Symetra Separate Account C filed with the SEC on December 3, 2009 (File No. 333-158141).
17/	Incorporated by reference to Post-Effective Amendment No. 34 on Form N-6 registration statement of Symetra Separate Account SL filed with the SEC on April 30, 2007 (File No. 333-30329).
18/	Incorporated by reference to Post-Effective Amendment No. 25 on Form N-4 registration statement of Symetra Separate Account C filed with the SEC on April 30, 2008 (File No. 33-69712).
19/	Incorporated by reference to Post-Effective Amendment No. 28 to Form N-4 registration statement of Symetra Separate Account C filed with the SEC on April 29, 2011 (File No. 33-69712).

20/	Incorporated by reference to Post-Effective Amendment No. 10 on Form N-4 registration statement of Symetra Separate Account C filed with the SEC on April 14, 2000 (File No. 33-69712).
21/	Incorporated by reference to Registrant's Pre-Effective Amendment No. 3 on Form N-4 registration statement of filed with the SEC on April 5, 2012 (File No. 333-178461).
22/	Incorporated by reference to Post-Effective Amendment No. 29 on Form N-4 registration statement of Symetra Separate Account C filed with the SEC on April 30, 2012 (File No. 33-69712).
23/	Incorporated by reference to Post-Effective Amendment No. 28 on Form N-6 registration statement of Symetra Separate Account SL filed with the SEC on April 30, 2012 (File No. 333-136776).
24/	Incorporated by reference to Registrant's Post-Effective Amendment No. 42 on Form N-4 registration statement filed with the SEC on May 7, 2012 (File No. 333-178461).
25/	Incorporated by reference to Registrant's Post-Effective Amendment No. 43 on Form N-4 registration statement filed with the SEC on January 30, 2013 (File No. 333-178461).
26/	Incorporated by reference to Pre-Effective Amendment No. 1 on Form N-4 registration statement of Symetra Separate Account C filed with the SEC on May 15, 2007 (File No. 333-137411).
27/	Incorporated by reference to Post-Effective Amendment No. 30 on Form N-4 registration statement of Symetra Separate Account C filed with the SEC on April 30, 2013 (File No. 33-69712).
28/	Incorporated by reference to Registrant's Post-Effective Amendment No. 46 on Form N-4 registration statement filed with the SEC on April 30, 2013 (File No. 333-178461).
29/	Incorporated by reference to Post-Effective Amendment No. 31 on Form N-4 registration statement of Symetra Separate Account C filed with the SEC on April 30, 2014 (File No. 33-69712).
30/	Incorporated by reference to Pre-Effective Amendment No. 1 on Form N-4 registration statement of Symetra Separate Account C filed with the SEC on December 3, 2009 (File No. 333-158141).

Item 25. Directors and Officers of the Depositor

Set forth below is a list of each director and officer of Symetra Life who is engaged in activities relating to Symetra Resource Variable Account B or the variable annuity contracts offered through Symetra Resource Variable Account B.

Name	Positions with Symetra	Principal Business Address
Thomas M. Marra	Director and President	777 108th Avenue NE, Suite 1200 Bellevue, WA 98004
Michael W. Fry	Director and Executive Vice President	777 108th Avenue NE, Suite 1200 Bellevue, WA 98004
Daniel R. Guilbert	Director and Executive Vice President	777 108th Avenue NE, Suite 1200 Bellevue, WA 98004
Richard G. LaVoice	Executive Vice President	777 108th Avenue NE, Suite 1200 Bellevue, WA 98004
Mark E. Hunt	Executive Vice President	777 108th Avenue NE, Suite 1200 Bellevue, WA 98004
Margaret A. Meister	Director, Chief Financial Officer and Executive Vice President	777 108th Avenue NE, Suite 1200 Bellevue, WA 98004
David S. Goldstein	Director, Senior Vice President, General Counsel and Secretary	777 108th Avenue NE, Suite 1200 Bellevue, WA 98004
Tommie D. Brooks	Senior Vice President and Chief Actuary	777 108th Avenue NE, Suite 1200 Bellevue, WA 98004
Colleen M. Murphy	Senior Vice President, Controller and Treasurer	777 108th Avenue NE, Suite 1200 Bellevue, WA 98004
Christine A. Katzmar Holmes	Senior Vice President	777 108th Avenue NE, Suite 1200 Bellevue, WA 98004
Suzanne Webb Sainato	Vice President and Chief Compliance Officer	777 108th Avenue NE, Suite 1200 Bellevue, WA 98004
Jacqueline M. Veneziani	Vice President, Associate General Counsel and Assistant Secretary	777 108th Avenue NE, Suite 1200 Bellevue, WA 98004
Richard P. Smolinski	Vice President and Actuary	777 108th Avenue NE, Suite 1200 Bellevue, WA 98004

Item 26. Persons Controlled By or Under Common Control With the Depositor or Registrant

No person is directly or indirectly controlled by Symetra Resource Variable Account B (“Registrant”). Symetra Life established Registrant by resolution of its Board of Directors. Symetra Life is a wholly owned subsidiary of Symetra Financial Corporation. Symetra Financial Corporation is organized under Delaware law and Symetra Life is organized under Iowa law. All subsidiaries are included in consolidated financial statements. Following is the organizational chart of Symetra Financial Corporation.

SYMETRA FINANCIAL CORPORATION
FEI # 20-0978027 - Domicile (DE)
Symetra Life Insurance Company
***
FEI # 91-0742147
NAIC Co. # 68608*
Domicile: IA
Symetra Assigned Benefits Service Company
***
FEI # 91-1246870
Domicile: WA
Symetra Administrative Services, Inc.
***
FEI # 91-1364981
Domicile: WA
Clearscape Funding Corporation
***
FEI # 20-3820455
Domicile: WA
Symetra Securities, Inc.
***
FEI # 91-0824835
Domicile: WA
Rocket Drive Holdings, LLC
***
FEI # 38-3907508
Domicile: FL
Medical Risk Managers, Inc.
***
FEI # 51-0309072
Domicile: DE
Health Network Strategies, LLC
***
FEI # 20-8947838
Domicile: DE
60% Owned, 40% Other Members
TIF Invest III, LLC
***
FEI # 26-3530060
Domicile: DE
Symetra National Life Insurance Company
***
FEI # 91-1079693
NAIC Co. # 90581*
Domicile: IA
WSF Receivables I, LLC
***
FEI # 26-1099574
Domicile: FL
First Symetra National Life Insurance Company of New York
***
FEI # 91-1367496
NAIC Co. #: 78417*
Domicile: NY
Symetra Reinsurance Corporation
***
FEI #47-2354842
Domicile: IA

* NAIC Group # 1129
100% owned unless otherwise noted
Updated 12/29/14

Item 27. Number of Contract Owners

As of March 31, 2015, there were 1,043 Contract Owners and 1,411 Certificate-Holders of the Registrant.

Item 28. Indemnification

As more fully set forth in its Bylaws, Symetra Life, to the maximum extent it is empowered by the Iowa Business Corporation Act, Iowa Code Chapter 490, shall indemnify and advance expenses to any person who was or is a party to or is threatened to be made a party to any threatened, pending or completed claim, action, suit or proceeding, whether civil, criminal, administrative or investigative (including a grand jury proceeding) and whether formal or informal, by reason of the fact that such person (a) is or was a director or officer of the corporation, or (b) while a director or officer of the corporation, is or was serving at the request of the corporation as a director, officer, employee, agent, partner or trustee (or in a similar capacity) of another corporation, partnership, joint venture, trust, other enterprise, or employee benefit plan, against reasonable expenses (including attorneys’ fees), judgments, fines, penalties, including an excise tax assessed with respect to an employee benefit plan, and amounts paid in settlement actually and reasonably incurred by such person in connection with such claim, action, suit or proceeding or any appeal thereof.

Under certain Director and Officer Indemnification Agreements (“Agreement(s)”) between Symetra Life’s parent company, Symetra Financial Corporation, and directors and/or certain officers of Symetra Life (“Indemnitees”), Symetra Financial Corporation indemnifies and holds harmless Indemnitees, to the full extent permitted by the laws of the State of Delaware in effect at the time the Agreement is effective or as such laws may from time to time be amended, against all Indemnifiable Losses related to, resulting from or arising out of any Claim (subject to certain exceptions) where:

•
“Claim” means any threatened, pending or completed action, suit or proceeding, or any inquiry or investigation, whether instituted, made or conducted by Symetra Financial Corporation or any other party, including without limitation any governmental entity, that an Indemnitee determines might lead to the institution of any such action, suit or proceeding, whether civil, criminal, administrative, arbitrative, investigative or other;

•
“Expenses” includes all direct and indirect costs and expenses of any type whatsoever (including without limitation all attorneys’ and experts’ fees, expenses and charges) and all other costs, expenses and obligations actually and reasonably paid or incurred in connection with investigating, defending, being a witness in or participating in (including on appeal), or preparing to investigate, defend, be a witness in or participate in, any Claim; and

•
“Indemnifiable Losses” means any and all Expenses, damages, losses, liabilities, judgments, fines, penalties and amounts paid in settlement (including without limitation all interest, assessments and other charges paid or payable in connection with or in respect of any of the foregoing) (collectively, “Losses”) relating to, resulting from or arising out of any Claim by reason of the fact that (i) Indemnitee is or was a director, officer, employee or agent of Symetra Financial Corporation and/or of a subsidiary of Symetra Financial Corporation; or (ii) Indemnitee is or was serving at the request of Symetra Financial Corporation as a director, officer, employee or agent of another corporation, partnership, non-profit organization, joint venture, trust or other enterprise.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Symetra Life pursuant to such provisions of the bylaws, statutes, agreements, or otherwise, Symetra Life has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in said Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Symetra Life or Symetra Financial Corporation of expenses incurred or paid by a director, officer or controlling person of Symetra Life in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the contracts issued by the Separate Account, Symetra Life will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in said Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters

a. Symetra Securities, Inc., the principal underwriter for the Contracts, also acts as the principal underwriter for other Symetra Life Individual Variable Annuity Contracts, Symetra Life’s Group Variable Annuity Contracts and Symetra Life's Individual Flexible Premium Variable Life Insurance Policies.

b. The following information is provided for each officer and director of the principal underwriter:

Name	Positions and Offices with Underwriter	Principal Business Address
Black, Glenn A.	Vice President	777 108th Ave NE, Suite 1200 Bellevue, WA 98004
Farrell, Andrew M.	Director, President and Chief Operating Officer	777 108th Ave NE, Suite 1200 Bellevue, WA 98004
Fuehrer, Melissa J.	Assistant Vice President and Chief Compliance Officer	777 108th Ave NE, Suite 1200 Bellevue, WA 98004
LaVoice, Richard G.	Director	777 108th Ave NE, Suite 1200 Bellevue, WA 98004
Meister, Margaret A.	Chairman of the Board	777 108th Ave NE, Suite 1200 Bellevue, WA 98004
Murphy, Colleen M.	Chief Financial Officer, Treasurer and Financial and Operations Principal	777 108th Ave NE, Suite 1200 Bellevue, WA 98004
Sainato, Suzanne Webb	Director	777 108th Ave NE, Suite 1200 Bellevue, WA 98004

c.
During the fiscal year ended December 31, 2014 , Symetra Securities, Inc. received $66,465 in commissions for the distribution of certain annuity contracts sold in connection with Registrant of which no payments were retained. Symetra Securities, Inc. did not receive any other compensation in connection with the sale of Registrant's contracts.

Item 30. Location of Accounts and Records

Symetra Life Insurance Company at 777 108th Avenue NE, Suite 1200, Bellevue, Washington 98004 maintains physical possession of the accounts, books or documents of the Separate Account required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder.

Item 31. Management Services

Not Applicable

Item 32. Undertakings

1.	The Registrant hereby undertakes to:

a.    File a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as Purchase Payments under the variable annuity Contracts may be accepted;

b.    Include either (1) as part of any application to purchase a Contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

c.	Deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

Representations

1.
    Pursuant to the Investment Company Act of 1940, Symetra Life represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Symetra Life.

SIGNATURES

As required by the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended the Registrant has duly caused this Registration Statement to be signed on its behalf, in the City of Bellevue and State of Washington, on this 30th day of April, 2015 .

Symetra Resource Variable Account B
Registrant

By:     Symetra Life Insurance Company

By:     THOMAS M. MARRA*
Thomas M. Marra, Director

Symetra Life Insurance Company
Depositor

By:     THOMAS M. MARRA*
Thomas M. Marra, Director

Pursuant to the requirement of the Securities Act of 1933, this Registration Statement has been signed below by the following person in the capacities and on the dates indicated. Those signatures with an asterisk indicate that the signature was supplied by a duly appointed attorney-in-fact under a valid Power of Attorney which is filed herewith.

NAME                            TITLE

Michael W. Fry*                     Director and Executive Vice President
Michael W. Fry

/s/ David S Goldstein                 Director, General Counsel, Senior Vice President and Secretary
David S. Goldstein

Daniel R. Guilbert*                  Director and Executive Vice President
Daniel R. Guilbert

Thomas M. Marra*                  Director and President (Principal Executive Officer)
Thomas M. Marra

Margaret A. Meister*                 Director, Chief Financial Officer and

Margaret A. Meister	Executive Vice President (Principal Financial Officer and Principal Accounting Officer)